UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage Class

Annual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Spartan Total Market Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Prospectus	P-1

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Spartan Total Market Index
Investor Class
Actual	$ 1,000.00	$ 1,098.20	$ .52
Hypothetical A	$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,098.10	$ .36
Hypothetical A	$ 1,000.00	$ 1,024.45	$ .35
Spartan Extended Market Index
Investor Class
Actual	$ 1,000.00	$ 1,131.20	$ .53
Hypothetical A	$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,131.70	$ .37
Hypothetical A	$ 1,000.00	$ 1,024.45	$ .35
Spartan International Index
Investor Class
Actual	$ 1,000.00	$ 1,120.50	$ .53
Hypothetical A	$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,120.80	$ .37
Hypothetical A	$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Annualized Expense Ratio
Spartan Total Market Index
Investor Class	.10%
Fidelity Advantage Class	.07%
Spartan Extended Market Index
Investor Class	.10%
Fidelity Advantage Class	.07%
Spartan International Index
Investor Class	.10%
Fidelity Advantage Class	.07%

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Past 5 years	Life of fund
Spartan® Total Market Index Fund - Investor Class A	12.05%	8.23%	6.50%
Spartan Total Market Index Fund - Fidelity Advantage Class B	12.08%	8.24%	6.50%

A From November 5, 1997.

B The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Investor Class on November 5, 1997, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 5000 Composite IndexSM performed over the same period.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® Total Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

A rosy year for stocks wilted just prior to the end of the 12-month period ending February 28, 2007. On the day prior to the period's close, the Dow Jones Industrial AverageSM plunged 416 points and the Standard & Poor's 500SM Index lost roughly 3.5% of its value, plummeting nearly 50 points and marking the benchmark's worst single-day performance since the day the market reopened after the 9/11 terrorist attacks. Though investors were obviously rattled by the development, it was only the 22nd-biggest decline for the S&P 500® in 20 years, and it could not overshadow how well stocks performed for the 12 months overall. For much of the past year, investors grew confident that the economy would not fall into a recession, and they bid up most broad-based stock indexes for six consecutive months from August through January. Overall for the year ending February 28, 2007, the broad stock market, as measured by the Dow Jones Wilshire 5000 Composite IndexSM, returned 12.15%, beating the 11.97% return of the S&P 500 during the period as well as the small-cap Russell 2000® Index, which rose 9.87%.

For the 12 months ending February 28, 2007, the fund's Investor Class and Fidelity Advantage Class shares gained 12.05% and 12.08%, respectively. These results were in line with the Dow Jones Wilshire 5000 Composite Index. The market's best performing sector was telecommunication services, followed by materials and utilities. No sector turned in negative results during the past year, although information technology gained only modestly, hurt by poor results from semiconductor-related companies. Health care was the worst performing sector. Energy giant Exxon Mobil continued to move up, as oil prices remained well above historical averages. Shares of communications equipment maker Cisco Systems rose on robust sales and profits. Telecommunications rivals AT&T and BellSouth both gained ground as well. The two companies, whose merger closed late in the period, turned in better-than-expected earnings. In financials, Bank of America was helped by favorable business trends and strong earnings growth. In contrast, computer and consumer electronics retailer Dell continued to struggle in the face of strong competition. The company responded by cutting prices, which in turn led to missed revenue targets. In health care, biotechnology stock Amgen saw its shares slide late in the period after a study revealed problems with the company's top-selling product, anemia drug Aranesp. Another laggard was semiconductor maker Advanced Micro Devices, which found itself in an unprofitable pricing war with its chief rival, Intel.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.6	2.7
General Electric Co.	2.2	2.4
Citigroup, Inc.	1.5	1.6
Microsoft Corp.	1.5	1.6
AT&T, Inc.	1.4	1.3
Bank of America Corp.	1.4	1.6
Procter & Gamble Co.	1.3	1.4
Johnson & Johnson	1.1	1.3
Pfizer, Inc.	1.1	1.4
Altria Group, Inc.	1.1	1.1
	15.2
Market Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	22.1
Information Technology	14.5	14.7
Health Care	11.7	12.5
Consumer Discretionary	11.3	10.7
Industrials	10.8	10.6
Energy	9.1	9.7
Consumer Staples	7.9	8.3
Utilities	3.6	3.7
Materials	3.4	3.1
Telecommunication Services	3.2	3.1

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2007

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	13,201	$ 295,438
American Axle & Manufacturing Holdings, Inc.	10,467	256,756
ArvinMeritor, Inc.	20,379	372,121
Bandag, Inc.	4,924	249,056
BorgWarner, Inc.	23,098	1,700,937
Cooper Tire & Rubber Co. (d)	21,555	317,721
Drew Industries, Inc. (a)	9,018	259,718
Exide Technologies (a)	54,619	429,305
Fuel Systems Solutions, Inc. (a)	1,791	39,205
GenTek, Inc. (a)	4,202	144,507
Gentex Corp.	78,892	1,318,285
Hayes Lemmerz International, Inc. (a)	12,653	62,632
Johnson Controls, Inc.	76,378	7,164,256
Lear Corp.	29,957	1,106,012
LKQ Corp. (a)	29,775	646,713
Modine Manufacturing Co.	18,795	463,673
Noble International Ltd.	15,109	285,107
Proliance International, Inc. (a)	1,414	6,151
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	18,321	26,382
Sauer-Danfoss, Inc.	8,867	327,547
Spartan Motors, Inc.	5,731	127,056
Standard Motor Products, Inc.	5,058	77,792
Stoneridge, Inc. (a)(d)	3,821	43,521
Strattec Security Corp. (a)	781	36,051
Superior Industries International, Inc.	4,538	97,340
Tenneco, Inc. (a)	20,705	503,132
The Goodyear Tire & Rubber Co. (a)(d)	70,202	1,728,373
TRW Automotive Holdings Corp. (a)	17,886	544,808
Visteon Corp. (a)	75,964	647,973
		19,277,568
Automobiles - 0.3%
Coachmen Industries, Inc.	3,894	42,133
Fleetwood Enterprises, Inc. (a)	39,400	365,238
Ford Motor Co. (d)	738,128	5,845,974
General Motors Corp.	188,936	6,030,837
Harley-Davidson, Inc.	102,391	6,747,567
Monaco Coach Corp.	5,658	91,150
National R.V. Holdings, Inc. (a)	300	960
Thor Industries, Inc.	13,911	582,036
Winnebago Industries, Inc.	10,340	336,257
		20,042,152
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,800	11,248
Audiovox Corp. Class A (a)	4,180	63,118
Building Materials Holding Corp.	17,924	372,640
Genuine Parts Co.	64,717	3,151,718
Handleman Co. (d)	10,146	77,110

	Shares	Value
Keystone Automotive Industries, Inc. (a)	3,249	$ 107,379
Source Interlink Companies, Inc. (a)	5,135	37,023
		3,820,236
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	58,083	2,746,745
Bright Horizons Family Solutions, Inc. (a)	13,407	537,353
Career Education Corp. (a)	42,107	1,245,525
Coinstar, Inc. (a)	25,148	742,117
Corinthian Colleges, Inc. (a)	57,826	806,673
CPI Corp.	2,388	119,400
DeVry, Inc.	33,317	920,882
Educate, Inc. (a)	5,603	43,928
EVCI Career Colleges, Inc. (a)	2,100	840
H&R Block, Inc.	111,366	2,425,551
INVESTools, Inc. (a)	23,100	368,445
ITT Educational Services, Inc. (a)	14,207	1,136,276
Jackson Hewitt Tax Service, Inc.	14,841	478,622
Laureate Education, Inc. (a)	21,079	1,257,995
Mace Security International, Inc. (a)	1,100	3,080
Matthews International Corp. Class A	10,351	414,144
Nobel Learning Communities, Inc. (a)	1,000	13,420
Pre-Paid Legal Services, Inc. (d)	3,486	144,251
Princeton Review, Inc. (a)	17,342	89,832
Regis Corp.	14,023	590,088
Service Corp. International	120,089	1,408,644
ServiceMaster Co.	123,911	1,692,624
Sotheby's Class A (ltd. vtg.)	24,404	887,329
Steiner Leisure Ltd. (a)	8,837	399,521
Stewart Enterprises, Inc. Class A	64,820	512,726
Strayer Education, Inc.	3,972	468,259
Universal Technical Institute, Inc. (a)(d)	4,802	113,471
Vertrue, Inc. (a)	2,866	139,803
Weight Watchers International, Inc.	17,022	804,290
		20,511,834
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	14,058	241,657
Ambassadors Group, Inc.	12,856	381,823
American Real Estate Partners LP	3,572	379,525
Ameristar Casinos, Inc.	11,703	379,411
Applebee's International, Inc.	30,870	789,037
Bally Technologies, Inc. (a)	14,439	315,492
Bally Total Fitness Holding Corp. (a)(d)	7,478	15,405
BJ's Restaurants, Inc. (a)	2,508	51,113
Bluegreen Corp. (a)	13,016	158,535
Bob Evans Farms, Inc.	23,966	866,611
Boyd Gaming Corp.	19,624	919,777
Brinker International, Inc.	47,837	1,626,936
Buca, Inc. (a)	4,631	26,211
Buffalo Wild Wings, Inc. (a)	5,621	309,155
Burger King Holdings, Inc.	7,564	161,113
California Pizza Kitchen, Inc. (a)	4,446	142,183
Carnival Corp. unit	167,564	7,778,321
CBRL Group, Inc.	9,381	437,717
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CEC Entertainment, Inc. (a)	10,771	$ 459,275
Cedar Fair LP (depository unit)	19,151	552,889
Champps Entertainment, Inc. (a)	1,600	9,520
Chipotle Mexican Grill, Inc. Class A (d)	9,747	584,723
Choice Hotels International, Inc.	13,552	508,064
Churchill Downs, Inc.	2,627	115,220
CKE Restaurants, Inc.	29,348	567,003
Darden Restaurants, Inc.	49,513	2,028,052
Denny's Corp. (a)	50,513	239,432
Domino's Pizza, Inc.	9,673	298,509
Dover Downs Gaming & Entertainment, Inc.	1,755	21,429
Dover Motorsports, Inc.	11,625	61,961
Empire Resorts, Inc. (a)	15,456	168,625
Gaylord Entertainment Co. (a)	24,853	1,341,316
Great Wolf Resorts, Inc. (a)	13,290	177,687
Harrah's Entertainment, Inc.	71,990	6,082,435
Hilton Hotels Corp.	141,250	4,986,125
IHOP Corp.	14,923	831,510
International Game Technology	141,500	5,836,875
International Speedway Corp. Class A	19,173	1,020,004
Interstate Hotels & Resorts, Inc. (a)	156	1,061
Isle of Capri Casinos, Inc. (a)	7,404	198,797
Jack in the Box, Inc. (a)	10,284	702,809
Krispy Kreme Doughnuts, Inc. (a)(d)	11,971	121,745
Landry's Seafood Restaurants, Inc.	4,778	140,569
Las Vegas Sands Corp. (a)	41,881	3,613,493
Life Time Fitness, Inc. (a)	11,586	553,811
Littlefield Corp.	2,520	2,747
Lodgian, Inc. (a)	4,642	62,110
Lodgian, Inc.:
Class A warrants 11/25/07 (a)	2	0
Class B warrants 11/25/09 (a)	8	0
Luby's, Inc. (a)	17,000	175,610
Marcus Corp.	23,391	515,070
Marriott International, Inc. Class A	133,811	6,410,885
McCormick & Schmick's Seafood Restaurants (a)	16,005	402,846
McDonald's Corp.	490,040	21,424,549
MGM Mirage, Inc. (a)	46,004	3,267,204
Monarch Casino & Resort, Inc. (a)	5,587	145,374
Morgans Hotel Group Co.	24,428	426,513
MTR Gaming Group, Inc. (a)	6,687	87,533
Multimedia Games, Inc. (a)(d)	5,149	54,373
O'Charleys, Inc. (a)	4,598	96,420
Orient Express Hotels Ltd. Class A	21,356	1,102,610
OSI Restaurant Partners, Inc.	27,752	1,110,080
P.F. Chang's China Bistro, Inc. (a)(d)	10,054	439,259
Panera Bread Co. Class A (a)(d)	10,658	652,589
Papa John's International, Inc.	8,359	246,841
Penn National Gaming, Inc. (a)	27,630	1,288,387

	Shares	Value
Pinnacle Entertainment, Inc. (a)	30,968	$ 1,001,505
Progressive Gaming International Corp. (a)(d)	38,803	312,364
Rare Hospitality International, Inc. (a)	24,553	757,706
Red Robin Gourmet Burgers, Inc. (a)	11,155	440,399
Royal Caribbean Cruises Ltd.	51,176	2,074,163
Rubio's Restaurants, Inc. (a)	5,755	53,234
Ruby Tuesday, Inc.	15,633	458,047
Ruth's Chris Steak House, Inc. (a)	25,925	559,462
Scientific Games Corp. Class A (a)	28,781	941,139
Shuffle Master, Inc. (a)(d)	8,895	189,197
Six Flags, Inc. (d)	14,808	91,662
Sonic Corp.	23,999	520,058
SPEEDUS Corp. (a)	6,200	7,688
Speedway Motorsports, Inc.	7,046	263,309
Starbucks Corp. (a)	311,408	9,622,507
Starwood Hotels & Resorts Worldwide, Inc.	87,204	5,738,023
Station Casinos, Inc.	14,761	1,273,579
Steak n Shake Co. (a)	14,127	242,843
Texas Roadhouse, Inc. Class A (a)	35,698	522,976
The Cheesecake Factory, Inc. (a)	33,419	912,005
Triarc Companies, Inc. Class B	38,611	696,156
Trump Entertainment Resorts, Inc. (a)(d)	19,908	350,182
Vail Resorts, Inc. (a)	15,116	785,427
Wendy's International, Inc.	36,338	1,166,086
WMS Industries, Inc. (a)	9,845	368,498
Wyndham Worldwide Corp. (a)	77,222	2,718,214
Wynn Resorts Ltd. (d)	29,296	2,871,594
Yum! Brands, Inc.	101,897	5,903,912
		124,955,896
Household Durables - 0.7%
American Biltrite, Inc. (a)	400	3,760
American Greetings Corp. Class A (d)	16,830	394,159
Avatar Holdings, Inc. (a)(d)	1,964	141,526
Bassett Furniture Industries, Inc.	2,149	33,911
Beazer Homes USA, Inc.	16,439	648,683
Black & Decker Corp.	27,033	2,278,071
Blyth, Inc.	10,848	222,384
Brookfield Homes Corp. (d)	6,161	218,716
California Coastal Communities, Inc.	6,643	130,601
Cavco Industries, Inc. (a)	896	29,577
Centex Corp.	44,331	2,055,185
Champion Enterprises, Inc. (a)	29,908	237,170
Cobra Electronics Corp.	1,200	12,792
Craftmade International, Inc.	2,030	33,515
CSS Industries, Inc.	7,858	270,158
D.R. Horton, Inc.	119,138	3,022,531
Dixie Group, Inc. (a)	3,463	45,850
Dominion Homes, Inc. (a)	300	1,440
Ethan Allen Interiors, Inc.	8,572	315,964
Flexsteel Industries, Inc.	2,030	30,470
Fortune Brands, Inc.	58,398	4,695,199
Furniture Brands International, Inc. (d)	23,101	370,540
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Garmin Ltd. (d)	42,753	$ 2,341,154
Harman International Industries, Inc.	26,187	2,596,703
Helen of Troy Ltd. (a)	5,242	121,405
Hooker Furniture Corp.	15,000	282,750
Hovnanian Enterprises, Inc. Class A	10,919	339,581
iRobot Corp. (a)(d)	17,599	244,802
Jarden Corp. (a)	22,219	813,882
KB Home	31,940	1,584,224
Kimball International, Inc. Class B	4,777	100,460
Koss Corp.	1,552	33,818
La-Z-Boy, Inc. (d)	24,674	339,514
Leggett & Platt, Inc.	69,087	1,645,652
Lennar Corp. Class A	54,967	2,706,575
Lenox Group, Inc. (a)	2,200	11,528
Levitt Corp. Class A	2,687	35,065
Libbey, Inc.	2,019	25,036
Lifetime Brands, Inc.	300	5,805
M.D.C. Holdings, Inc.	12,004	612,924
M/I Homes, Inc.	2,766	86,935
Meritage Homes Corp. (a)	7,048	273,110
MITY Enterprises, Inc. (a)	2,747	53,567
Mohawk Industries, Inc. (a)(d)	24,174	2,115,708
National Presto Industries, Inc.	1,194	75,485
Newell Rubbermaid, Inc.	105,329	3,225,174
NVR, Inc. (a)(d)	2,158	1,460,966
Orleans Homebuilders, Inc. (d)	3,981	58,760
Palm Harbor Homes, Inc. (a)(d)	5,872	76,630
Pulte Homes, Inc.	80,472	2,378,752
Rockford Corp. (a)(d)	2,500	6,950
Russ Berrie & Co., Inc. (a)	3,505	49,105
Ryland Group, Inc.	19,044	917,349
Salton, Inc. (a)(d)	1,800	4,212
Sealy Corp., Inc.	8,986	155,009
Skyline Corp.	1,539	52,726
Snap-On, Inc.	18,570	930,357
Standard Pacific Corp.	21,077	538,096
Stanley Furniture Co., Inc.	5,015	107,873
Syntax-Brillian Corp. (a)(d)	35,013	285,706
Tarragon Corp.	4,607	60,444
Technical Olympic USA, Inc. (d)	6,176	55,646
Tempur-Pedic International, Inc.	32,304	804,047
The Stanley Works	32,139	1,785,964
Toll Brothers, Inc. (a)	47,676	1,423,605
Tupperware Brands Corp.	17,293	404,829
Universal Electronics, Inc. (a)	4,060	106,047
Virco Manufacturing Co. (a)	3,120	27,799
WCI Communities, Inc. (d)	14,085	293,250
Whirlpool Corp.	29,361	2,589,934
		49,437,115
Internet & Catalog Retail - 0.3%
1-800 CONTACTS, Inc. (a)	2,542	44,815

	Shares	Value
1-800-FLOWERS.com, Inc. Class A (a)	28,158	$ 205,835
Amazon.com, Inc. (a)(d)	120,256	4,706,820
Audible, Inc. (a)	1,300	12,389
Blair Corp.	121	5,070
Blue Nile, Inc. (a)(d)	13,187	514,293
Bluefly, Inc. (a)	2,800	3,360
Coldwater Creek, Inc. (a)	20,231	372,250
dELiA*s, Inc. (a)	3,463	34,976
Drugstore.com, Inc. (a)	8,721	24,157
Expedia, Inc. (a)(d)	107,993	2,295,931
FTD Group, Inc. (a)	5,971	115,599
GSI Commerce, Inc. (a)	6,423	122,872
Hollywood Media Corp. (a)	1,200	5,340
IAC/InterActiveCorp (a)	96,865	3,797,108
Liberty Media Holding Corp. - Interactive Series A (a)	267,939	6,315,322
Netflix, Inc. (a)(d)	18,742	422,257
NutriSystem, Inc. (a)(d)	13,874	626,411
Overstock.com, Inc. (a)(d)	2,976	54,133
PC Mall, Inc. (a)	500	6,150
PetMed Express, Inc. (a)	7,165	90,637
Priceline.com, Inc. (a)(d)	16,759	878,339
Stamps.com, Inc. (a)	4,851	75,239
Systemax, Inc. (a)(d)	7,631	202,603
ValueVision Media, Inc. Class A (a)	6,687	83,654
VistaPrint Ltd. (a)	12,385	460,970
		21,476,530
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	400	740
Arctic Cat, Inc.	5,971	110,881
Brunswick Corp.	45,316	1,479,567
Callaway Golf Co.	38,089	575,144
Eastman Kodak Co. (d)	116,863	2,790,688
Fairchild Corp. Class A (a)	9,076	18,606
Hasbro, Inc.	65,062	1,840,604
JAKKS Pacific, Inc. (a)	5,421	132,869
Johnson Outdoors, Inc. Class A (a)	2,747	50,078
K2, Inc. (a)	20,523	240,119
Leapfrog Enterprises, Inc. Class A (a)(d)	5,168	53,437
Marine Products Corp. (d)	13,658	126,746
MarineMax, Inc. (a)	3,071	70,019
Marvel Entertainment, Inc. (a)	21,061	585,285
Mattel, Inc.	144,159	3,749,576
Meade Instruments Corp. (a)	2,600	6,084
Nautilus, Inc.	6,001	103,517
Oakley, Inc.	21,558	452,287
Polaris Industries, Inc. (d)	12,951	620,223
Pool Corp.	17,700	621,270
RC2 Corp. (a)	10,486	414,407
Smith & Wesson Holding Corp. (a)(d)	23,199	288,132
Steinway Musical Instruments, Inc.	5,374	172,237
Sturm Ruger & Co., Inc. (a)	42,290	444,468
		14,946,984
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.5%
4Kids Entertainment, Inc. (a)	12,821	$ 238,342
ACME Communications, Inc. (a)	6,009	34,912
ADVO, Inc.	13,914	458,884
Alloy, Inc. (a)	1,732	20,264
Arbitron, Inc.	8,696	389,668
Ballantyne of Omaha, Inc. (a)	100	550
Belo Corp. Series A	43,507	810,970
Cablevision Systems Corp. - NY Group Class A	82,193	2,421,406
Carmike Cinemas, Inc. (d)	16,306	369,820
Catalina Marketing Corp.	16,828	526,716
CBS Corp. Class B	274,449	8,329,527
Charter Communications, Inc. Class A (a)	192,995	580,915
Citadel Broadcasting Corp.	17,473	177,875
CKX, Inc. (a)(d)	11,594	152,577
Clear Channel Communications, Inc.	176,780	6,395,900
Clear Channel Outdoor Holding, Inc. Class A (a)	9,793	271,462
Comcast Corp. Class A	1,197,262	30,793,579
Courier Corp.	2,999	114,562
Cox Radio, Inc. Class A (a)	6,897	99,731
Crown Media Holdings, Inc. Class A (a)(d)	9,666	40,017
Cumulus Media, Inc. Class A (a)(d)	14,350	141,061
Discovery Holding Co. Class A (a)	106,842	1,715,883
Dow Jones & Co., Inc.	17,186	619,727
DreamWorks Animation SKG, Inc. Class A (a)	21,470	575,611
E.W. Scripps Co. Class A	31,093	1,410,068
EchoStar Communications Corp. Class A (a)	83,470	3,388,882
EMAK Worldwide, Inc. (a)	2,676	13,541
Emmis Communications Corp. Class A	9,275	76,241
Entercom Communications Corp. Class A	17,572	502,383
Entravision Communication Corp. Class A (a)	10,509	94,896
Fisher Communications, Inc. (a)	3,105	141,464
Gannett Co., Inc.	91,235	5,589,056
GateHouse Media, Inc.	4,884	94,457
Gemstar-TV Guide International, Inc. (a)	158,623	642,423
Getty Images, Inc. (a)	22,238	1,166,383
Gray Television, Inc.	8,695	75,733
Harris Interactive, Inc. (a)	6,269	35,545
Harte-Hanks, Inc.	18,646	511,833
Hearst-Argyle Television, Inc.	8,723	227,147
Idearc, Inc.	51,141	1,738,794
Image Entertainment, Inc. (a)	700	2,338
Insignia Systems, Inc. (a)	2,664	8,924
Interactive Data Corp.	21,445	515,752
Interpublic Group of Companies, Inc.	168,170	2,117,260
ION Media Networks, Inc.	8,600	10,922
John Wiley & Sons, Inc. Class A	15,315	589,781

	Shares	Value
Journal Communications, Inc. Class A	22,879	$ 304,748
Journal Register Co.	7,046	50,027
Knology, Inc. (a)	33,900	483,075
Lamar Advertising Co. Class A	28,370	1,817,099
Lee Enterprises, Inc.	27,681	881,917
Liberty Global, Inc. Class A (a)	167,586	4,824,801
Liberty Media Holding Corp. - Capital Series A (a)	57,074	6,157,143
LIN TV Corp. Class A (a)	41,885	567,542
Live Nation, Inc. (a)	17,811	412,147
LodgeNet Entertainment Corp. (a)	3,536	90,380
Martha Stewart Living Omnimedia, Inc. Class A	3,918	72,953
McGraw-Hill Companies, Inc.	143,756	9,288,075
Media General, Inc. Class A	10,393	426,529
Mediacom Communications Corp. Class A (a)	16,061	128,488
Meredith Corp.	13,869	810,920
Morningstar, Inc. (a)	7,506	384,532
National CineMedia, Inc.	15,000	393,300
Navarre Corp. (a)(d)	6,926	26,527
New Frontier Media, Inc.	5,971	54,157
News Corp. Class A	951,679	21,441,328
Omnicom Group, Inc.	68,704	7,118,421
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	45,961
PRIMEDIA, Inc. (a)	37,992	93,840
ProQuest Co. (a)	5,015	54,814
R.H. Donnelley Corp.	31,133	2,227,566
Radio One, Inc. Class A (a)	27,442	192,643
RCN Corp. (a)	19,644	537,263
Regal Entertainment Group Class A	33,163	708,693
Regent Communication, Inc. (a)	7,397	21,821
Rentrak Corp. (a)	600	8,928
Saga Communications, Inc. Class A (a)	932	9,068
Salem Communications Corp. Class A	2,015	24,120
Scholastic Corp. (a)	9,750	339,203
Sinclair Broadcast Group, Inc. Class A	8,598	122,865
Sirius Satellite Radio, Inc. (a)(d)	602,100	2,197,665
Spanish Broadcasting System, Inc. Class A	8,120	36,621
Sun-Times Media Group, Inc. Class A	20,659	82,429
The DIRECTV Group, Inc. (a)	318,013	7,174,373
The McClatchy Co. Class A	22,841	854,710
The New York Times Co. Class A	50,531	1,249,632
The Reader's Digest Association, Inc. (non-vtg.)	32,714	555,157
The Walt Disney Co.	782,614	26,812,356
theglobe.com, Inc. (a)	6,400	448
Time Warner, Inc.	1,626,668	33,102,694
TiVo, Inc. (a)(d)	56,834	333,616
Tribune Co.	50,137	1,505,614
Triple Crown Media, Inc. (a)	728	6,254
Univision Communications, Inc. Class A (a)	94,468	3,400,848
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Valassis Communications, Inc. (a)	13,446	$ 223,741
Viacom, Inc. Class B (non-vtg.) (a)	248,889	9,716,627
Virgin Media, Inc.	104,761	2,745,786
Warner Music Group Corp.	28,685	571,979
Washington Post Co. Class B	2,562	1,962,492
Westwood One, Inc.	61,958	423,173
World Wrestling Entertainment, Inc. Class A	7,730	123,062
XM Satellite Radio Holdings, Inc. Class A (d)	114,731	1,647,537
Young Broadcasting, Inc. Class A (a)	3,209	12,194
		229,093,684
Multiline Retail - 1.0%
99 Cents Only Stores (a)	14,698	219,441
Big Lots, Inc. (a)(d)	38,709	968,886
Conn's, Inc. (a)(d)	7,047	178,360
Dillard's, Inc. Class A	23,597	788,140
Dollar General Corp.	127,266	2,148,250
Dollar Tree Stores, Inc. (a)	36,651	1,250,166
Family Dollar Stores, Inc.	60,021	1,738,808
Federated Department Stores, Inc.	216,063	9,649,374
Fred's, Inc. Class A	15,389	210,522
JCPenney Co., Inc.	78,204	6,343,126
Kohl's Corp. (a)	114,161	7,875,967
Nordstrom, Inc.	89,220	4,736,690
Retail Ventures, Inc. (a)	12,266	249,613
Saks, Inc.	49,976	965,536
Sears Holdings Corp. (a)	36,769	6,627,612
Target Corp.	311,954	19,194,530
The Bon-Ton Stores, Inc. (d)	8,752	429,023
Tuesday Morning Corp. (d)	10,850	170,779
		63,744,823
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)(d)	3,702	72,485
Aaron Rents, Inc.	19,496	533,411
Abercrombie & Fitch Co. Class A	33,159	2,592,039
Advance Auto Parts, Inc.	41,776	1,572,866
Aeropostale, Inc. (a)	23,519	861,736
America's Car Mart, Inc. (a)(d)	3,150	36,131
American Eagle Outfitters, Inc.	72,473	2,250,287
AnnTaylor Stores Corp. (a)	31,235	1,108,530
Asbury Automotive Group, Inc.	3,702	98,880
AutoNation, Inc. (a)	52,500	1,152,900
AutoZone, Inc. (a)	20,052	2,512,315
Barnes & Noble, Inc.	21,341	873,701
bebe Stores, Inc.	8,695	159,814
Bed Bath & Beyond, Inc. (a)	110,367	4,402,540
Best Buy Co., Inc.	157,438	7,316,144
Big 5 Sporting Goods Corp.	8,888	212,334
Blockbuster, Inc. Class A (d)	111,889	742,943
Books-A-Million, Inc.	5,135	81,955

	Shares	Value
Borders Group, Inc. (d)	40,322	$ 862,084
Build-A-Bear Workshop, Inc. (a)(d)	4,710	124,815
Cabela's, Inc. Class A (a)(d)	22,572	561,140
Cache, Inc. (a)	3,350	75,342
CarMax, Inc. (a)	41,782	2,201,911
Casual Male Retail Group, Inc. (a)	8,101	101,263
Charlotte Russe Holding, Inc. (a)	4,919	143,586
Charming Shoppes, Inc. (a)	38,067	474,695
Chico's FAS, Inc. (a)(d)	71,893	1,612,560
Christopher & Banks Corp.	21,140	392,570
Circuit City Stores, Inc.	75,396	1,434,786
Claire's Stores, Inc.	32,809	1,054,481
Cost Plus, Inc. (a)(d)	4,090	43,927
CSK Auto Corp. (a)	27,526	475,925
Deb Shops, Inc.	2,378	63,707
Dick's Sporting Goods, Inc. (a)(d)	13,068	683,979
Dress Barn, Inc. (a)	15,692	329,846
DSW, Inc. Class A (a)(d)	18,311	733,356
E Com Ventures, Inc. (a)	325	8,587
Eddie Bauer Holdings, Inc. (a)(d)	33,562	296,017
Emerging Vision, Inc. (a)	3,800	798
Finish Line, Inc. Class A	30,445	386,956
Finlay Enterprises, Inc. (a)	2,985	25,731
Foot Locker, Inc.	65,237	1,482,185
Gamestop Corp. Class A (a)	27,414	1,437,042
Gap, Inc.	241,294	4,630,432
Genesco, Inc.	12,717	508,680
Group 1 Automotive, Inc.	9,792	453,076
Guess?, Inc.	10,132	825,555
Guitar Center, Inc. (a)(d)	8,879	388,989
Gymboree Corp. (a)	15,021	566,141
Hancock Fabrics, Inc. (a)	1,100	3,542
Haverty Furniture Companies, Inc.	4,389	64,123
Hibbett Sports, Inc. (a)	11,507	358,788
Home Depot, Inc.	828,746	32,818,342
Hot Topic, Inc. (a)	8,301	88,489
J. Crew Group, Inc.	15,529	559,665
Jo-Ann Stores, Inc. (a)	3,296	74,259
Jos. A. Bank Clothiers, Inc. (a)(d)	3,370	103,863
Kirkland's, Inc. (a)	2,250	12,240
Limited Brands, Inc.	131,232	3,632,502
Lithia Motors, Inc. Class A (sub. vtg.)	2,182	64,282
Lowe's Companies, Inc.	614,405	20,005,027
Midas, Inc. (a)	1,672	34,661
Monro Muffler Brake, Inc.	1,970	71,649
Mothers Work, Inc. (a)	1,194	41,277
Movie Gallery, Inc. (a)(d)	5,200	25,220
New York & Co., Inc. (a)	22,599	327,008
O'Reilly Automotive, Inc. (a)	52,791	1,817,594
Office Depot, Inc. (a)	105,965	3,534,992
OfficeMax, Inc.	29,630	1,537,797
Pacific Sunwear of California, Inc. (a)	22,610	406,980
Payless ShoeSource, Inc. (a)	24,320	751,488
PETsMART, Inc.	63,367	1,920,654
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pier 1 Imports, Inc.	19,479	$ 132,262
Pomeroy IT Solutions, Inc. (a)	3,416	25,108
RadioShack Corp.	58,551	1,462,018
Rent-A-Center, Inc. (a)	23,294	659,686
Restoration Hardware, Inc. (a)(d)	5,982	39,960
Rex Stores Corp. (a)	3,513	58,491
Ross Stores, Inc.	56,284	1,844,427
Sally Beauty Holdings, Inc. (a)	26,732	241,925
Select Comfort Corp. (d)	29,583	548,173
Sharper Image Corp. (a)	2,369	24,590
Sherwin-Williams Co.	40,875	2,720,231
Shoe Carnival, Inc. (a)	3,092	93,347
Sonic Automotive, Inc. Class A (sub. vtg.)	14,398	423,301
Sport Chalet:
Class A (a)	175	1,785
Class B (a)	25	254
Stage Stores, Inc.	23,109	506,780
Staples, Inc.	301,269	7,839,019
Stein Mart, Inc.	10,292	149,543
Talbots, Inc.	11,749	296,545
The Bombay Company, Inc. (a)	3,834	4,946
The Buckle, Inc.	3,504	120,818
The Cato Corp. Class A (sub. vtg.)	6,531	142,768
The Children's Place Retail Stores, Inc. (a)	8,631	470,044
The Men's Wearhouse, Inc.	14,230	630,104
The Pep Boys - Manny, Moe & Jack	13,830	209,525
Tiffany & Co., Inc.	56,306	2,451,563
TJX Companies, Inc.	174,129	4,788,548
Tractor Supply Co. (a)(d)	17,278	884,115
Trans World Entertainment Corp. (a)	3,463	18,527
TravelCenters of America LLC (a)	2,983	108,283
Tween Brands, Inc. (a)	8,576	307,450
Tweeter Home Entertainment Group, Inc. (a)	4,886	7,134
United Auto Group, Inc.	11,641	255,636
Urban Outfitters, Inc. (a)	48,297	1,198,732
West Marine, Inc. (a)(d)	3,821	64,040
Wet Seal, Inc. Class A (a)	63,290	380,373
Williams-Sonoma, Inc.	33,184	1,120,292
Wilsons Leather Experts, Inc. (a)	3,977	7,397
Zale Corp. (a)	25,205	649,281
Zumiez, Inc. (a)	15,094	513,347
		148,615,983
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	400	3,208
Brown Shoe Co., Inc.	12,718	652,433
Carter's, Inc. (a)	18,779	451,259
Cherokee, Inc.	2,207	96,667
Coach, Inc. (a)	151,963	7,172,654
Columbia Sportswear Co.	3,053	194,079
Crocs, Inc. (d)	15,850	772,212

	Shares	Value
Deckers Outdoor Corp. (a)	6,699	$ 436,775
Everlast Worldwide, Inc. (a)	1,194	22,567
Fossil, Inc. (a)	14,657	394,566
Hanesbrands, Inc. (a)	32,606	932,858
Iconix Brand Group, Inc. (a)	23,379	512,701
Jones Apparel Group, Inc.	41,640	1,370,789
K-Swiss, Inc. Class A	15,228	429,277
Kellwood Co.	9,900	312,147
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	4,067	103,912
Liz Claiborne, Inc.	35,761	1,609,245
Maidenform Brands, Inc. (a)	15,782	288,968
Movado Group, Inc.	10,191	300,736
NIKE, Inc. Class B	64,489	6,737,166
Oxford Industries, Inc.	10,105	499,086
Perry Ellis International, Inc. (a)	2,923	89,298
Phillips-Van Heusen Corp.	19,739	1,082,487
Polo Ralph Lauren Corp. Class A	22,800	1,983,144
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quaker Fabric Corp. (a)	3,800	4,484
Quiksilver, Inc. (a)	56,019	780,905
Samsonite Corp.	1,446	1,446
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,559	473,480
Steven Madden Ltd.	4,894	144,667
Stride Rite Corp.	8,596	138,825
Superior Uniform Group, Inc.	1,000	12,840
Tarrant Apparel Group (a)	2,700	5,265
Timberland Co. Class A (a)	25,130	681,526
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	13,990	642,841
Unifi, Inc. (a)	7,247	19,639
Unifirst Corp.	6,314	263,420
VF Corp.	33,392	2,665,016
Volcom, Inc. (a)	13,377	487,993
Warnaco Group, Inc. (a)	15,983	417,476
Wolverine World Wide, Inc.	20,227	561,299
		33,749,356
TOTAL CONSUMER DISCRETIONARY		749,672,161
CONSUMER STAPLES - 7.9%
Beverages - 1.7%
Anheuser-Busch Companies, Inc.	297,851	14,618,527
Boston Beer Co., Inc. Class A (a)	10,271	336,786
Brown-Forman Corp. Class B (non-vtg.)	24,110	1,579,205
Coca-Cola Bottling Co. Consolidated	1,100	64,383
Coca-Cola Enterprises, Inc.	108,695	2,183,683
Constellation Brands, Inc. Class A (sub. vtg.)	83,048	1,948,306
Hansen Natural Corp. (a)	23,766	831,810
Molson Coors Brewing Co. Class B	26,110	2,204,728
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
National Beverage Corp. (d)	7,459	$ 97,265
Pepsi Bottling Group, Inc.	51,819	1,606,389
PepsiAmericas, Inc.	21,668	461,745
PepsiCo, Inc.	673,884	42,555,775
The Coca-Cola Co.	874,389	40,816,479
		109,305,081
Food & Staples Retailing - 1.9%
Andersons, Inc. (d)	16,319	686,704
Arden Group, Inc. Class A	100	12,276
BJ's Wholesale Club, Inc. (a)	23,262	750,897
Casey's General Stores, Inc.	17,554	439,026
Central European Distribution Corp. (a)	8,298	225,540
Costco Wholesale Corp.	187,839	10,498,322
CVS Corp.	329,912	10,362,536
Ingles Markets, Inc. Class A	17,056	651,198
Kroger Co.	275,685	7,076,834
Longs Drug Stores Corp.	13,376	616,099
Nash-Finch Co.	2,706	81,342
Pathmark Stores, Inc. (a)	8,137	93,006
Performance Food Group Co. (a)	12,773	376,420
Pricesmart, Inc.	400	5,816
Rite Aid Corp. (d)	207,001	1,235,796
Ruddick Corp.	23,792	674,027
Safeway, Inc.	173,633	6,002,493
Smart & Final, Inc. (a)	2,557	54,848
Spartan Stores, Inc.	19,591	462,152
SUPERVALU, Inc.	75,300	2,783,088
Sysco Corp.	245,191	8,081,495
The Great Atlantic & Pacific Tea Co. (d)	5,473	174,041
The Pantry, Inc. (a)	9,194	433,497
Topps Co., Inc.	11,607	106,320
United Natural Foods, Inc. (a)	18,561	552,747
Wal-Mart Stores, Inc.	1,044,046	50,427,422
Walgreen Co.	408,648	18,270,652
Weis Markets, Inc.	5,971	259,739
Whole Foods Market, Inc.	56,450	2,696,617
Wild Oats Markets, Inc. (a)(d)	14,419	265,165
Winn-Dixie Stores, Inc. (a)	22,750	441,123
		124,797,238
Food Products - 1.1%
Alico, Inc.	200	9,512
Archer-Daniels-Midland Co.	239,997	8,251,097
Bridgford Foods Corp. (a)	400	3,064
Bunge Ltd.	49,242	3,907,845
Campbell Soup Co.	100,363	4,097,821
Chiquita Brands International, Inc.	26,914	390,253
ConAgra Foods, Inc.	220,596	5,565,637
Corn Products International, Inc.	27,466	878,088
Darling International, Inc. (a)	19,484	107,162
Dean Foods Co. (a)	50,426	2,271,187

	Shares	Value
Del Monte Foods Co.	73,948	$ 850,402
Delta & Pine Land Co.	15,692	642,430
Diamond Foods, Inc.	8,240	137,608
Farmer Brothers Co.	3,606	76,700
Flowers Foods, Inc.	17,414	511,797
Fresh Del Monte Produce, Inc.	7,652	135,976
General Mills, Inc.	141,468	7,973,136
Green Mountain Coffee Roasters, Inc. (a)(d)	2,269	127,268
H.J. Heinz Co.	123,798	5,678,614
Hain Celestial Group, Inc. (a)	26,171	759,221
Hershey Co.	62,868	3,324,460
Hines Horticulture, Inc. (a)	800	1,272
Hormel Foods Corp.	25,711	938,452
J&J Snack Foods Corp.	8,901	353,281
John B. Sanfilippo & Son, Inc. (a)	2,965	41,955
Kellogg Co.	94,457	4,715,293
Kraft Foods, Inc. Class A (d)	89,479	2,856,170
Lancaster Colony Corp.	10,046	425,448
Lance, Inc.	6,285	125,449
Maui Land & Pineapple, Inc. (a)	300	9,225
McCormick & Co., Inc. (non-vtg.)	44,419	1,700,804
Omega Protein Corp. (a)	7,368	49,071
Peet's Coffee & Tea, Inc. (a)	19,913	504,795
Pilgrims Pride Corp. Class B	11,063	338,970
Premium Standard Farms, Inc.	20,702	430,395
Ralcorp Holdings, Inc. (a)	10,622	616,288
Reddy Ice Holdings, Inc.	28,255	762,320
Sanderson Farms, Inc. (d)	4,078	131,923
Sara Lee Corp.	297,169	4,891,402
Seaboard Corp.	119	255,850
Seneca Foods Group Class A (a)	2,582	68,191
Smithfield Foods, Inc. (a)	48,609	1,419,869
Tasty Baking Co.	200	1,830
The J.M. Smucker Co.	24,247	1,202,651
Tootsie Roll Industries, Inc.	20,370	615,581
TreeHouse Foods, Inc. (a)	7,645	220,558
Tyson Foods, Inc. Class A	90,683	1,654,965
Wm. Wrigley Jr. Co.	89,700	4,467,060
Zapata Corp. (a)	880	6,081
		74,504,427
Household Products - 1.8%
Central Garden & Pet Co. (a)	15,117	210,882
Church & Dwight Co., Inc.	25,388	1,217,355
Clorox Co.	55,296	3,503,555
Colgate-Palmolive Co.	213,115	14,355,426
Energizer Holdings, Inc. (a)	19,893	1,709,207
Kimberly-Clark Corp.	183,544	12,501,182
Oil-Dri Corp. of America	750	13,283
Procter & Gamble Co.	1,284,242	81,536,525
Spectrum Brands, Inc. (a)(d)	7,046	62,216
WD-40 Co.	17,261	550,626
		115,660,257
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
Alberto-Culver Co.	26,732	$ 592,114
Avon Products, Inc.	182,807	6,701,705
Bare Escentuals, Inc.	3,747	130,358
Chattem, Inc. (a)	3,821	203,927
Elizabeth Arden, Inc. (a)	5,436	118,396
Estee Lauder Companies, Inc. Class A	51,758	2,478,173
Herbalife Ltd. (a)	12,914	486,212
Inter Parfums, Inc.	5,138	99,215
Mannatech, Inc. (d)	6,969	103,420
NBTY, Inc. (a)	24,812	1,207,848
Nu Skin Enterprises, Inc. Class A	17,056	289,440
Playtex Products, Inc. (a)	45,581	624,916
Prestige Brands Holdings, Inc. (a)	29,135	333,887
Revlon, Inc. Class A (sub. vtg.)	120,573	151,922
USANA Health Sciences, Inc. (a)	2,496	144,943
		13,666,476
Tobacco - 1.2%
Alliance One International, Inc. (a)	60,372	507,729
Altria Group, Inc.	836,723	70,519,014
Loews Corp. - Carolina Group	40,579	2,922,905
Reynolds American, Inc.	64,348	3,928,445
Star Scientific, Inc. (a)(d)	17,410	16,714
Universal Corp.	12,506	658,691
UST, Inc.	64,101	3,721,704
Vector Group Ltd. (d)	10,468	190,936
		82,466,138
TOTAL CONSUMER STAPLES		520,399,617
ENERGY - 9.1%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	7,643	386,736
Baker Hughes, Inc.	130,667	8,507,728
Basic Energy Services, Inc. (a)	6,865	156,316
BJ Services Co.	116,728	3,127,143
Bristow Group, Inc. (a)	5,015	183,800
Cal Dive International, Inc.	3,439	41,853
Cameron International Corp. (a)	40,915	2,319,471
Carbo Ceramics, Inc.	11,939	514,810
Complete Production Services, Inc.	9,553	183,513
Dawson Geophysical Co. (a)	3,936	165,745
Diamond Offshore Drilling, Inc.	22,862	1,779,121
Dresser-Rand Group, Inc. (a)	21,967	570,483
Dril-Quip, Inc. (a)	7,709	297,413
ENSCO International, Inc.	58,494	2,931,134
FMC Technologies, Inc. (a)	27,082	1,781,454
Global Industries Ltd. (a)	39,042	576,260
GlobalSantaFe Corp.	91,516	5,274,067
Grant Prideco, Inc. (a)	48,886	2,122,141
Grey Wolf, Inc. (a)	77,719	519,940
Gulf Island Fabrication, Inc.	12,498	428,181

	Shares	Value
Gulfmark Offshore, Inc. (a)	4,538	$ 179,523
Halliburton Co.	409,798	12,654,562
Hanover Compressor Co. (a)	50,018	1,097,895
Helmerich & Payne, Inc.	42,823	1,164,786
Hercules Offshore, Inc. (a)	14,339	381,848
Horizon Offshore, Inc. (a)	8,185	135,707
Hornbeck Offshore Services, Inc. (a)	5,719	153,098
Hydril Co. (a)	9,838	936,086
Input/Output, Inc. (a)(d)	15,171	205,870
Lone Star Technologies, Inc. (a)	15,306	727,494
Lufkin Industries, Inc.	8,237	443,480
Matrix Service Co. (a)	7,713	138,294
Metretek Technologies, Inc. (a)(d)	3,463	42,110
Mitcham Industries, Inc. (a)	1,791	24,501
Nabors Industries Ltd. (a)	120,887	3,621,775
NATCO Group, Inc. Class A (a)	17,884	619,681
National Oilwell Varco, Inc. (a)	67,410	4,694,432
Natural Gas Services Group, Inc. (a)	22,504	297,053
Newpark Resources, Inc. (a)	28,559	174,210
Noble Corp.	51,874	3,642,592
Oceaneering International, Inc. (a)	22,321	880,340
Oil States International, Inc. (a)	28,576	838,706
Parker Drilling Co. (a)	58,520	501,516
Patterson-UTI Energy, Inc.	69,949	1,559,163
PHI, Inc. (non-vtg.) (a)	17,859	499,695
Pioneer Drilling Co. (a)	14,330	172,820
Pride International, Inc. (a)	62,674	1,805,011
Rowan Companies, Inc.	41,671	1,276,383
RPC, Inc.	19,909	297,640
Schlumberger Ltd. (NY Shares)	471,895	29,635,006
SEACOR Holdings, Inc. (a)	8,153	789,210
Smith International, Inc.	84,421	3,461,261
Superior Energy Services, Inc. (a)	29,932	917,416
T-3 Energy Services, Inc. (a)	10	212
TETRA Technologies, Inc.	38,187	848,897
Tidewater, Inc.	19,041	989,561
TODCO Class A (a)	19,032	648,611
Transocean, Inc. (a)	115,396	8,848,565
Trico Marine Services, Inc. (a)	3,463	126,192
Union Drilling, Inc. (a)	1,488	18,079
Unit Corp. (a)	13,877	679,279
Universal Compression Holdings, Inc. (a)	9,553	639,573
W-H Energy Services, Inc. (a)	11,825	496,650
Weatherford International Ltd. (a)	141,793	5,692,989
		124,825,081
Oil, Gas & Consumable Fuels - 7.2%
Alliance Resource Partners LP	12,763	442,876
Alon USA Energy, Inc.	5,971	168,084
Alpha Natural Resources, Inc. (a)	14,665	211,616
Anadarko Petroleum Corp.	183,241	7,371,785
Apache Corp.	126,564	8,673,431
Arch Coal, Inc.	61,040	1,900,786
Arena Resources, Inc. (a)	6,105	275,702
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Arlington Tankers Ltd.	16,838	$ 392,831
Atlas America, Inc. (a)	13,162	702,982
Atlas Pipeline Partners, LP	5,971	286,907
ATP Oil & Gas Corp. (a)(d)	6,016	247,859
Aventine Renewable Energy Holdings, Inc. (d)	13,661	218,303
Berry Petroleum Co. Class A	18,408	557,394
Bill Barrett Corp. (a)(d)	17,460	513,673
Boardwalk Pipeline Partners, LP	9,553	350,595
Bois d'Arc Energy LLC (a)	32,235	438,718
BP Prudhoe Bay Royalty Trust (d)	5,544	341,455
Brigham Exploration Co. (a)	22,535	133,407
Buckeye Partners LP	11,934	586,556
Cabot Oil & Gas Corp.	17,834	1,204,865
Callon Petroleum Co. (a)	3,618	48,192
Calumet Specialty Products Partners LP	7,489	307,723
Carrizo Oil & Gas, Inc. (a)	19,490	599,902
Cheniere Energy, Inc. (a)(d)	23,057	645,596
Chesapeake Energy Corp.	159,382	4,859,557
Chevron Corp.	886,618	60,830,861
Cimarex Energy Co.	26,213	915,096
Clayton Williams Energy, Inc. (a)	2,603	79,990
CNX Gas Corp. (a)(d)	20,396	493,379
Comstock Resources, Inc. (a)	16,311	437,950
ConocoPhillips	619,389	40,520,428
CONSOL Energy, Inc.	68,301	2,436,297
Copano Energy LLC	8,390	554,411
Cross Timbers Royalty Trust	3,187	141,503
Crosstex Energy LP	5,971	224,390
Crosstex Energy, Inc. (d)	16,779	544,479
Delek US Holdings, Inc.	37,077	613,995
Delta Petroleum Corp. (a)	17,251	345,020
Denbury Resources, Inc. (a)	43,668	1,259,385
Devon Energy Corp.	163,186	10,722,952
Dorchester Minerals LP	5,580	120,472
Edge Petroleum Corp. (a)(d)	12,945	162,719
El Paso Corp.	301,536	4,336,088
Enbridge Energy Management LLC	2,559	130,663
Enbridge Energy Partners LP	22,796	1,203,857
Encore Acquisition Co. (a)	23,459	569,350
Energy Partners Ltd. (a)	21,437	465,183
Energy Transfer Partners LP	24,127	1,330,845
Enterprise Products Partners LP	108,732	3,317,413
EOG Resources, Inc.	96,552	6,540,432
Evergreen Energy, Inc. (a)(d)	25,886	203,205
EXCO Resources, Inc.	46,496	809,960
Exxon Mobil Corp.	2,349,706	168,426,874
Forest Oil Corp. (a)(d)	17,739	565,874
Foundation Coal Holdings, Inc.	14,184	466,937
Frontier Oil Corp.	50,346	1,487,724
FX Energy, Inc. (a)(d)	15,412	112,662

	Shares	Value
Gasco Energy, Inc. (a)(d)	11,942	$ 24,839
General Maritime Corp.	12,896	552,723
Giant Industries, Inc. (a)	11,850	895,149
GMX Resources, Inc. (a)	8,349	270,925
Goodrich Petroleum Corp.	16,672	570,349
GSV, Inc. (a)	980	186
Harken Energy Corp. (a)	1,536	660
Harvest Natural Resources, Inc. (a)	18,697	176,687
Helix Energy Solutions Group, Inc. (a)	36,359	1,220,572
Hess Corp.	96,594	5,124,312
Holly Corp.	23,945	1,328,229
Houston Exploration Co. (a)	13,613	713,593
Hugoton Royalty Trust	13,923	339,025
Inergy LP	11,710	363,361
International Coal Group, Inc. (a)(d)	33,436	170,858
James River Coal Co. (a)(d)	7,854	58,277
Kinder Morgan Energy Partners LP	69,177	3,505,199
Kinder Morgan Management LLC	29,999	1,500,250
Kinder Morgan, Inc.	42,669	4,512,673
Linn Energy LLC (d)	10,126	334,361
Magellan Midstream Holdings LP	7,165	174,826
Magellan Midstream Partners LP	23,087	971,963
Marathon Oil Corp.	141,400	12,830,636
Mariner Energy, Inc. (a)	35,558	657,823
Markwest Energy Partners LP	5,971	387,518
Massey Energy Co.	39,879	967,465
McMoRan Exploration Co.	3,930	50,265
Meridian Resource Corp. (a)	10,597	27,340
Murphy Oil Corp.	66,789	3,461,006
National Energy Group, Inc.	71	320
Natural Resource Partners LP	5,971	376,412
Newfield Exploration Co. (a)	46,301	2,001,129
Noble Energy, Inc.	66,287	3,816,143
Occidental Petroleum Corp.	342,503	15,816,789
OMI Corp.	21,539	479,674
ONEOK Partners LP	15,397	996,802
Overseas Shipholding Group, Inc.	12,480	756,038
Pacific Ethanol, Inc. (a)(d)	13,826	229,235
Parallel Petroleum Corp. (a)	33,729	645,910
Peabody Energy Corp.	102,939	4,158,736
Penn Virginia Corp.	11,845	825,360
Penn Virginia Resource Partners LP	7,674	207,658
Petrohawk Energy Corp. (a)	92,728	1,109,954
Petroleum Development Corp. (a)	3,640	190,627
Petroquest Energy, Inc. (a)	31,286	360,102
Pioneer Natural Resources Co.	42,731	1,643,007
Plains Exploration & Production Co. (a)	26,822	1,223,888
Pogo Producing Co.	15,586	744,855
Quicksilver Resources, Inc. (a)	16,944	653,530
Range Resources Corp.	47,996	1,532,512
Rentech, Inc. (a)(d)	48,574	166,123
Rosetta Resources, Inc. (a)	18,803	345,411
Ship Finance International Ltd. (NY Shares)	34,139	887,614
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	68,264	$ 2,662,296
Spectra Energy Corp.	247,991	6,380,808
St. Mary Land & Exploration Co.	21,873	787,647
Stone Energy Corp. (a)	19,454	597,238
Sunoco Logistics Partners LP	2,798	156,968
Sunoco, Inc.	45,792	2,954,500
Swift Energy Co. (a)	11,472	445,572
Syntroleum Corp. (a)(d)	28,735	90,803
TC Pipelines LP	3,861	139,845
Teekay LNG Partners LP	13,391	492,923
Teekay Shipping Corp.	16,983	842,187
TEPPCO Partners LP	25,506	1,090,126
Tesoro Corp.	27,960	2,548,274
The Exploration Co. of Delaware, Inc. (a)	40,650	463,410
Toreador Resources Corp. (a)(d)	11,881	285,263
Transmeridian Exploration, Inc. (a)(d)	45,772	183,546
Ultra Petroleum Corp. (a)	57,904	2,942,102
USEC, Inc. (a)	51,272	727,037
Vaalco Energy, Inc. (a)	31,178	200,475
Valero Energy Corp.	245,841	14,172,734
Valero GP Holdings LLC (d)	13,003	342,499
Valero LP	13,379	842,877
Venoco, Inc.	3,243	49,294
VeraSun Energy Corp. (d)	29,521	511,599
W&T Offshore, Inc.	8,259	247,935
Warren Resources, Inc. (a)	39,635	444,308
Western Refining, Inc.	33,616	971,839
Westmoreland Coal Co.	6,000	133,980
Whiting Petroleum Corp.	15,117	585,179
Williams Companies, Inc.	247,210	6,667,254
Williams Partners LP	7,371	318,427
World Fuel Services Corp.	16,778	756,688
XTO Energy, Inc.	140,557	7,261,175
		479,506,896
TOTAL ENERGY		604,331,977
FINANCIALS - 21.6%
Capital Markets - 3.1%
A.G. Edwards, Inc.	27,038	1,736,110
Affiliated Managers Group, Inc. (a)(d)	12,336	1,400,136
AllianceBernstein Holding LP	9,889	848,476
Ameriprise Financial, Inc.	85,418	4,993,536
Bank of New York Co., Inc.	298,453	12,123,161
Bear Stearns Companies, Inc.	46,500	7,079,160
BlackRock, Inc. Class A	4,820	766,573
Calamos Asset Management, Inc. Class A	10,806	281,172
Charles Schwab Corp.	408,058	7,540,912
Cohen & Steers, Inc.	20,212	845,468
E*TRADE Financial Corp.	166,158	3,836,588

	Shares	Value
Eaton Vance Corp. (non-vtg.)	49,746	$ 1,725,689
Federated Investors, Inc. Class B (non-vtg.)	39,078	1,397,820
Franklin Resources, Inc.	69,738	8,186,544
GAMCO Investors, Inc. Class A	7,076	276,035
GFI Group, Inc. (a)	7,498	461,952
Goldman Sachs Group, Inc.	145,224	29,277,158
Greenhill & Co., Inc.	5,719	385,346
HFF, Inc.	4,989	93,294
Investment Technology Group, Inc. (a)	19,782	809,677
Investors Financial Services Corp.	28,356	1,659,960
Janus Capital Group, Inc.	83,953	1,784,001
Jefferies Group, Inc.	35,863	970,094
Knight Capital Group, Inc. Class A (a)	37,903	599,246
LaBranche & Co., Inc. (a)(d)	10,716	92,908
Ladenburg Thalmann Financial Services, Inc. (a)(d)	1,908	5,438
Lazard Ltd. Class A	17,506	901,384
Legg Mason, Inc.	52,739	5,418,405
Lehman Brothers Holdings, Inc.	210,849	15,455,232
MarketAxess Holdings, Inc. (a)	26,498	371,502
Mellon Financial Corp.	160,395	6,965,955
Merrill Lynch & Co., Inc.	352,754	29,518,455
Morgan Stanley	386,005	28,919,495
National Holdings Corp. (a)	1,200	2,160
Northern Trust Corp.	75,120	4,529,736
Nuveen Investments, Inc. Class A	32,108	1,563,339
optionsXpress Holdings, Inc.	21,028	488,060
Paulson Capital Corp.	3,105	15,836
Penson Worldwide, Inc.	12,876	349,197
Piper Jaffray Companies (a)	12,762	830,934
Raymond James Financial, Inc.	31,238	940,264
Sanders Morris Harris Group, Inc.	28,032	296,579
SEI Investments Co.	32,129	1,942,198
Siebert Financial Corp.	2,700	10,503
State Street Corp.	135,115	8,851,384
Stifel Financial Corp. (a)(d)	1,592	75,859
SWS Group, Inc.	20,138	530,838
T. Rowe Price Group, Inc.	102,685	4,781,014
TD Ameritrade Holding Corp.	105,126	1,682,016
Thomas Weisel Partners Group, Inc.	30,673	558,862
TradeStation Group, Inc. (a)	4,466	52,788
W.P. Carey & Co. LLC	7,742	249,757
W.P. Stewart & Co. Ltd. (d)	20,900	231,363
Waddell & Reed Financial, Inc. Class A	37,695	919,004
Westwood Holdings Group, Inc.	601	14,388
		205,642,961
Commercial Banks - 4.1%
1st Source Corp.	5,265	138,522
Abigail Adams National Bancorp, Inc.	302	4,334
Alabama National Bancorp, Delaware	12,178	883,392
Amcore Financial, Inc.	14,538	475,538
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
AmericanWest Bancorp	9,499	$ 203,659
Ameris Bancorp	7,595	186,002
Arrow Financial Corp.	1,807	40,477
Associated Banc-Corp.	37,455	1,295,194
BancFirst Corp.	1,958	92,046
BancorpSouth, Inc.	32,515	809,624
BancTrust Financial Group, Inc.	4,882	108,332
Bank of Granite Corp.	15,998	287,484
Bank of Hawaii Corp.	21,167	1,094,757
Bank of the Ozarks, Inc.	2,192	65,870
BankFinancial Corp.	8,709	152,059
Banner Corp.	9,743	406,381
Bar Harbor Bankshares	3,125	99,750
BB&T Corp.	208,668	8,864,217
BOK Financial Corp.	12,475	625,372
Boston Private Financial Holdings, Inc.	21,815	629,363
Bryn Mawr Bank Corp.	2,149	49,921
Capital City Bank Group, Inc.	3,535	118,316
Capital Corp. of the West	2,237	63,889
Capitol Bancorp Ltd.	7,732	311,213
Cascade Bancorp (d)	17,960	467,319
Cathay General Bancorp	23,711	804,514
Centennial Bank Holdings, Inc., Delaware (a)	13,327	113,413
Center Bancorp, Inc. (d)	4,833	76,120
Central Pacific Financial Corp.	17,253	650,266
Chemical Financial Corp.	10,223	296,467
Chittenden Corp.	29,239	894,421
Citizens & Northern Corp.	10,109	219,972
Citizens Banking Corp., Michigan	58,814	1,335,078
City Holding Co.	9,165	360,551
City National Corp.	14,441	1,042,351
CoBiz, Inc.	13,382	274,063
Colonial Bancgroup, Inc.	48,477	1,252,161
Columbia Banking Systems, Inc.	9,393	316,732
Comerica, Inc.	54,055	3,264,381
Commerce Bancorp, Inc., New Jersey (d)	79,055	2,642,018
Commerce Bancshares, Inc.	28,396	1,404,182
Commercial Bankshares, Inc.	3,064	154,518
Commercial National Financial Corp., Pennsylvania	2,205	44,100
Community Bank of Nevada (a)	9,777	303,771
Community Bank System, Inc.	9,618	205,729
Community Banks, Inc.	14,876	373,388
Community Capital Corp.	420	8,576
Community Trust Bancorp, Inc.	9,412	336,008
Compass Bancshares, Inc.	44,562	3,075,224
Cullen/Frost Bankers, Inc.	20,024	1,082,898
CVB Financial Corp.	18,813	230,836
East West Bancorp, Inc.	26,351	982,102
Eastern Virgina Bankshares, Inc.	955	22,443

	Shares	Value
Enterprise Financial Services Corp. (d)	4,000	$ 115,280
Exchange National Bancshares, Inc.	1,433	49,295
Farmers Capital Bank Corp.	1,363	41,912
Fidelity Southern Corp.	3,463	65,485
Fifth Third Bancorp	186,617	7,516,933
Financial Institutions, Inc.	2,005	42,927
First Bancorp, North Carolina (d)	10,694	237,514
First Bancorp, Puerto Rico	55,810	666,371
First Charter Corp.	23,118	557,375
First Citizen Bancshares, Inc.	1,945	407,516
First Commonwealth Financial Corp. (d)	24,801	305,300
First Community Bancorp, California	9,021	489,660
First Community Bancshares, Inc.	5,000	189,550
First Financial Bancorp, Ohio	21,451	336,995
First Financial Bankshares, Inc.	5,300	222,229
First Financial Corp., Indiana	1,925	59,733
First Horizon National Corp.	47,188	2,036,162
First Indiana Corp.	2,940	64,709
First M&F Corp.	2,524	46,063
First Merchants Corp.	12,116	298,417
First Midwest Bancorp, Inc., Delaware	14,866	559,259
First Republic Bank, California	15,030	805,608
First State Bancorp.	9,534	212,799
First United Corp.	3,511	78,611
FirstMerit Corp.	21,397	458,966
FNB Corp., North Carolina	2,866	49,410
FNB Corp., Pennsylvania	17,300	296,868
FNB Corp., Virginia	6,256	226,154
FNB Financial Services Corp.	5,273	84,368
Frontier Financial Corp., Washington (d)	26,384	690,205
Fulton Financial Corp.	62,156	955,338
Glacier Bancorp, Inc.	27,842	680,737
Great Lakes Bancorp, Inc. (a)	461	6,113
Great Southern Bancorp, Inc.	7,927	231,231
Greater Bay Bancorp	17,731	475,191
Greater Community Bancorp	3,556	64,044
Hancock Holding Co.	11,583	516,254
Hanmi Financial Corp.	31,850	622,031
Harleysville National Corp., Pennsylvania	11,970	215,580
Heartland Financial USA, Inc.	8,001	207,306
Heritage Commerce Corp.	7,114	179,700
Heritage Financial Corp., Washington	1,630	40,783
HF Financial Corp.	3,182	58,485
Horizon Financial Corp.	11,055	242,436
Huntington Bancshares, Inc.	80,485	1,863,228
IBERIABANK Corp.	2,985	161,280
Independent Bank Corp., Massachusetts	6,511	202,557
Independent Bank Corp., Michigan	6,306	140,750
Integra Bank Corp.	11,329	272,462
International Bancshares Corp.	29,569	862,823
Intervest Bancshares Corp. Class A (a)	7,165	201,265
Irwin Financial Corp.	6,090	125,819
KeyCorp	157,450	5,942,163
Leesport Financial Corp.	1,519	34,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
LSB Bancshares, Inc.	2,747	$ 42,496
M&T Bank Corp.	29,927	3,588,846
Macatawa Bank Corp.	8,652	162,312
MainSource Financial Group, Inc.	8,776	147,437
Marshall & Ilsley Corp.	95,758	4,551,378
MB Financial, Inc.	11,221	412,821
Mercantile Bankshares Corp.	49,514	2,331,119
Merchants Bancshares, Inc.	4,149	96,589
Mid-State Bancshares	4,433	163,312
Midsouth Bancorp, Inc.	3,819	106,245
Midwest Banc Holdings, Inc.	4,350	84,695
Nara Bancorp, Inc.	20,658	382,380
National City Corp.	237,568	8,991,949
National Penn Bancshares, Inc.	19,532	364,272
NBT Bancorp, Inc.	12,155	272,637
North Valley Bancorp	4,941	124,019
Northern States Financial Corp.	1,314	28,343
Northrim Bancorp, Inc.	3,252	94,893
Northway Financial, Inc.	478	14,990
Old National Bancorp, Indiana	18,488	337,221
Old Second Bancorp, Inc.	4,309	122,850
Omega Financial Corp. (d)	3,519	102,368
Oriental Financial Group, Inc.	20,277	259,748
Pacific Capital Bancorp	28,849	908,744
Park National Corp.	3,704	345,472
Peoples Bancorp, Inc.	1,660	46,065
Peoples Financial Corp., Mississippi	3,102	79,877
Pinnacle Financial Partners, Inc. (a)	3,325	103,042
Placer Sierra Bancshares	25,751	697,337
PNC Financial Services Group, Inc.	119,956	8,793,974
Popular, Inc.	86,182	1,509,047
Preferred Bank, Los Angeles California	6,582	271,376
Princeton National Bancorp, Inc.	2,956	96,011
PrivateBancorp, Inc.	13,207	483,640
Prosperity Bancshares, Inc.	16,201	563,309
Provident Bankshares Corp.	23,525	807,143
R&G Financial Corp. Class B	20,090	109,491
Regions Financial Corp.	284,096	10,176,319
Renasant Corp.	9,028	219,380
Republic Bancorp, Inc., Kentucky Class A	4,441	97,125
Royal Bancshares of Pennsylvania, Inc. Class A	3,140	76,365
S&T Bancorp, Inc.	10,636	347,478
S.Y. Bancorp, Inc.	7,621	196,774
Sandy Spring Bancorp, Inc.	9,869	326,763
Seacoast Banking Corp., Florida	5,254	124,677
Security Bank Corp., Georgia	10,509	215,750
Shore Bancshares, Inc. (d)	3,440	89,990
Signature Bank, New York (a)	16,774	515,297
Simmons First National Corp. Class A	1,974	54,877
Sky Financial Group, Inc.	50,670	1,424,334

	Shares	Value
South Financial Group, Inc.	36,095	$ 966,624
Southside Bancshares, Inc. (d)	3,000	70,590
Southwest Bancorp, Inc., Oklahoma	11,359	289,200
State Bancorp, Inc., New York	4,423	95,758
Sterling Bancorp, New York	3,289	61,406
Sterling Bancshares, Inc.	46,876	541,887
Sterling Financial Corp., Pennsylvania	11,903	257,819
Sterling Financial Corp., Washington	18,223	599,354
Suffolk Bancorp	1,724	57,340
Sun Bancorp, Inc., New Jersey	3,444	64,988
SunTrust Banks, Inc.	137,197	11,567,079
Superior Bancorp (a)(d)	14,284	157,124
Susquehanna Bancshares, Inc., Pennsylvania	37,138	900,968
SVB Financial Group (a)	14,316	691,463
Synovus Financial Corp.	98,119	3,176,112
Taylor Capital Group, Inc.	7,332	268,131
TCF Financial Corp.	39,957	1,056,463
TD Banknorth, Inc.	33,380	1,071,832
Texas Capital Bancshares, Inc. (a)	13,293	267,588
TIB Financial Corp.	2,149	35,287
Tompkins Trustco, Inc.	1,441	59,297
Trico Bancshares	10,031	244,556
Trustmark Corp.	29,635	847,561
U.S. Bancorp, Delaware	711,089	25,357,434
UCBH Holdings, Inc.	44,700	851,982
UMB Financial Corp.	13,102	494,338
Umpqua Holdings Corp.	15,271	412,470
Union Bankshares Corp.	2,261	59,849
UnionBanCal Corp.	21,627	1,322,924
United Bankshares, Inc., West Virginia	11,587	412,150
United Community Banks, Inc., Georgia	23,300	761,211
USB Holding Co., Inc.	3,514	79,768
Valley National Bancorp	42,488	1,069,848
Vineyard National Bancorp	13,744	336,041
Virginia Commerce Bancorp, Inc. (d)	23,312	490,951
W Holding Co., Inc.	33,508	178,933
Wachovia Corp.	771,124	42,697,136
Washington Banking Co., Oak Harbor	6,532	103,728
Washington Trust Bancorp, Inc.	6,654	185,181
Wells Fargo & Co.	1,273,858	44,202,873
WesBanco, Inc.	16,326	504,800
West Coast Bancorp, Oregon	10,191	309,297
Westamerica Bancorp.	9,737	478,087
Western Alliance Bancorp. (a)	15,894	533,085
Whitney Holding Corp.	30,091	954,487
Wilmington Trust Corp., Delaware	24,615	1,049,337
Wilshire Bancorp, Inc.	14,330	244,183
Wintrust Financial Corp.	14,993	687,279
Yardville National Bancorp	2,350	86,269
Zions Bancorp	44,378	3,788,994
		273,217,186
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	28,794	$ 392,462
Advanta Corp. Class B	12,840	536,327
American Express Co.	431,605	24,545,376
AmeriCredit Corp. (a)(d)	51,836	1,265,835
Capital One Financial Corp.	164,740	12,698,159
Cash America International, Inc.	13,211	536,499
CompuCredit Corp. (a)(d)	12,844	398,806
Consumer Portfolio Services, Inc. (a)	2,866	19,632
Dollar Financial Corp. (a)	10,747	275,338
EZCORP, Inc. Class A (a)	30,891	458,731
First Cash Financial Services, Inc. (a)	11,672	262,387
First Marblehead Corp. (d)	25,195	1,137,302
Nelnet, Inc. Class A	4,839	124,991
Rewards Network, Inc. (a)	2,818	15,104
SLM Corp.	162,370	6,920,209
Student Loan Corp.	1,260	241,303
United Panam Financial Corp. (a)	2,785	34,590
World Acceptance Corp. (a)	3,874	158,834
		50,021,885
Diversified Financial Services - 4.4%
Asset Acceptance Capital Corp. (a)	7,523	110,964
Asta Funding, Inc. (d)	5,197	171,917
Bank of America Corp.	1,814,735	92,315,569
CBOT Holdings, Inc. Class A (a)	14,444	2,334,150
Chicago Mercantile Exchange Holdings, Inc. Class A	12,811	6,906,794
CIT Group, Inc.	79,576	4,493,657
Citigroup, Inc.	2,002,938	100,948,075
Encore Capital Group, Inc. (a)	11,268	115,497
Financial Federal Corp.	5,911	160,129
Finova Group, Inc. (a)	3,400	272
First Albany Companies, Inc. (a)	1,530	2,831
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
IntercontinentalExchange, Inc. (a)	25,880	3,903,998
International Securities Exchange, Inc. Class A	16,178	748,233
JPMorgan Chase & Co.	1,396,727	68,998,314
Leucadia National Corp.	71,427	2,022,098
Marlin Business Services Corp. (a)	13,466	308,775
Medallion Financial Corp.	100	1,127
MicroFinancial, Inc.	100	578
Moody's Corp.	92,966	6,016,760
NYMEX Holdings, Inc. (d)	2,902	372,617
NYSE Group, Inc. (a)(d)	20,295	1,723,046
PICO Holdings, Inc. (a)	4,299	180,988
Portfolio Recovery Associates, Inc. (a)(d)	12,533	551,953
Resource America, Inc. Class A	2,747	71,175
The NASDAQ Stock Market, Inc. (a)	40,784	1,220,665
		293,680,182

	Shares	Value
Insurance - 5.0%
21st Century Holding Co.	1,486	$ 27,387
21st Century Insurance Group	14,916	315,772
ACE Ltd.	133,896	7,519,599
AFLAC, Inc.	198,231	9,356,503
Alfa Corp.	16,241	295,749
Alleghany Corp.	1,921	750,381
Allied World Assurance Co. Holdings Ltd.	13,205	550,516
Allstate Corp.	254,506	15,285,630
AMBAC Financial Group, Inc.	48,059	4,211,891
American Equity Investment Life Holding Co.	55,540	736,460
American Financial Group, Inc.	22,290	780,150
American Independence Corp. (a)	587	6,357
American International Group, Inc.	916,261	61,481,113
American National Insurance Co.	5,554	706,747
American Physicians Capital, Inc. (a)	3,587	133,006
Amerisafe, Inc. (a)	19,586	361,949
Aon Corp.	106,959	4,027,006
Arch Capital Group Ltd.	14,781	953,227
Argonaut Group, Inc. (a)	11,831	416,570
Arthur J. Gallagher & Co. (d)	31,649	906,111
Aspen Insurance Holdings Ltd.	21,238	562,807
Assurant, Inc.	38,430	2,054,084
Assured Guaranty Ltd.	22,074	624,694
Atlantic American Corp. (a)	100	336
Axis Capital Holdings Ltd.	55,183	1,865,737
Baldwin & Lyons, Inc. Class B	4,120	101,640
Berkshire Hathaway, Inc. Class A (a)(d)	419	44,493,610
Bristol West Holdings, Inc.	13,359	217,084
Brown & Brown, Inc.	60,547	1,704,398
Cincinnati Financial Corp.	60,982	2,635,642
Citizens Financial Corp., Kentucky (a)	200	1,318
Citizens, Inc. Class A (a)(d)	10,251	70,732
Clark, Inc.	1,600	27,488
CNA Financial Corp. (a)	15,858	651,129
CNA Surety Corp. (a)	10,202	201,387
Commerce Group, Inc., Massachusetts	22,491	644,817
Conseco, Inc. (d)	63,391	1,264,650
Crawford & Co. Class B	12,173	72,186
Delphi Financial Group, Inc. Class A	16,706	656,379
Direct General Corp.	12,968	269,475
EMC Insurance Group	5,875	160,153
Employers Holdings, Inc.	21,245	433,398
Endurance Specialty Holdings Ltd.	24,164	856,855
Enstar Group Ltd. (a)(d)	2,012	202,206
Erie Indemnity Co. Class A	20,910	1,127,258
Everest Re Group Ltd.	24,450	2,376,785
FBL Financial Group, Inc. Class A	5,026	195,662
Fidelity National Financial, Inc. Class A	85,516	2,052,384
First Acceptance Corp. (a)	4,717	48,161
First American Corp., California	31,308	1,476,172
FPIC Insurance Group, Inc. (a)	1,968	87,104
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Gainsco, Inc. (a)	123	$ 861
Genworth Financial, Inc. Class A (non-vtg.)	177,677	6,284,435
Great American Financial Resources, Inc.	3,973	99,484
Hanover Insurance Group, Inc.	19,329	907,883
Harleysville Group, Inc.	6,568	213,526
Hartford Financial Services Group, Inc.	128,433	12,144,624
HCC Insurance Holdings, Inc. (d)	39,802	1,247,793
Hilb Rogal & Hobbs Co.	19,099	865,185
Horace Mann Educators Corp.	21,496	435,079
Independence Holding Co.	2,923	62,698
Infinity Property & Casualty Corp.	16,435	758,968
Investors Title Co.	1,263	63,099
IPC Holdings Ltd.	20,277	589,250
Kansas City Life Insurance Co.	1,314	59,261
LandAmerica Financial Group, Inc.	7,318	509,113
Lincoln National Corp.	111,908	7,626,530
Loews Corp.	187,416	8,141,351
Markel Corp. (a)	3,432	1,643,413
Marsh & McLennan Companies, Inc.	214,904	6,322,476
Max Re Capital Ltd.	24,105	589,608
MBIA, Inc.	49,764	3,307,813
Meadowbrook Insurance Group, Inc. (a)	600	6,318
Mercury General Corp.	9,369	499,368
MetLife, Inc.	188,996	11,935,097
Montpelier Re Holdings Ltd. (d)	48,192	839,023
National Financial Partners Corp.	11,734	541,641
National Security Group, Inc.	1,845	32,749
National Western Life Insurance Co. Class A	583	132,889
Nationwide Financial Services, Inc. Class A (sub. vtg.)	21,395	1,146,772
Navigators Group, Inc. (a)	2,565	127,481
Nymagic, Inc.	3,052	120,157
OdysseyRe Holdings Corp.	6,234	242,877
Ohio Casualty Corp.	21,422	638,804
Old Republic International Corp.	75,539	1,686,030
OneBeacon Insurance Group Ltd.	14,601	389,847
PartnerRe Ltd.	24,769	1,720,950
Penn Treaty American Corp. (a)	11,942	92,909
Philadelphia Consolidated Holdings Corp. (a)	19,424	891,756
Phoenix Companies, Inc.	40,906	584,138
Platinum Underwriters Holdings Ltd.	24,130	770,954
PMA Capital Corp. Class A	6,448	60,547
Presidential Life Corp.	6,351	129,687
Principal Financial Group, Inc.	104,510	6,363,614
ProAssurance Corp. (a)	11,050	569,075
ProCentury Corp.	22,796	459,339
Progressive Corp.	285,519	6,546,951
Protective Life Corp.	21,693	963,386

	Shares	Value
Prudential Financial, Inc.	194,797	$ 17,714,839
PXRE Group Ltd. (a)	73,056	330,213
Reinsurance Group of America, Inc.	13,090	747,177
RenaissanceRe Holdings Ltd.	22,111	1,133,852
RLI Corp.	12,147	680,961
RTW, Inc. (a)	1,732	15,969
SAFECO Corp.	49,806	3,323,056
Safety Insurance Group, Inc.	7,319	310,838
Scottish Re Group Ltd.	24,430	90,391
SCPIE Holding, Inc. (a)	2,442	56,728
SeaBright Insurance Holdings, Inc. (a)	7,165	134,630
Security Capital Assurance Ltd.	25,165	748,407
Selective Insurance Group, Inc. (d)	21,036	514,120
StanCorp Financial Group, Inc.	19,687	948,913
State Auto Financial Corp.	7,238	234,584
Stewart Information Services Corp.	6,986	283,632
The Chubb Corp.	161,807	8,260,247
The Midland Co.	4,620	197,135
The Travelers Companies, Inc.	278,791	14,151,431
Torchmark Corp.	34,338	2,194,885
Tower Group, Inc.	23,335	797,590
Transatlantic Holdings, Inc.	11,668	771,255
Unico American Corp. (a)	4,102	52,218
United America Indemnity Ltd. Class A (a)	5,775	136,406
United Fire & Casualty Co.	13,483	467,186
Unitrin, Inc.	14,330	655,741
Universal American Financial Corp. (a)	13,972	268,123
UnumProvident Corp.	135,131	2,893,155
USI Holdings Corp. (a)	10,474	174,706
UTG, Inc. (a)	300	2,460
W.R. Berkley Corp.	68,800	2,242,880
Wesco Financial Corp.	578	274,232
White Mountains Insurance Group Ltd.	3,069	1,764,245
XL Capital Ltd. Class A	70,537	5,008,127
Zenith National Insurance Corp.	17,245	830,347
		333,733,343
Real Estate Investment Trusts - 2.5%
Acadia Realty Trust (SBI)	10,891	294,057
Agree Realty Corp.	8,779	297,081
Alesco Financial, Inc.	80,057	863,815
Alexanders, Inc. (a)	647	264,785
Alexandria Real Estate Equities, Inc.	11,249	1,183,282
AMB Property Corp. (SBI)	33,299	1,957,315
American Campus Communities, Inc.	18,599	562,620
American Financial Realty Trust (SBI)	81,744	907,358
American Home Mortgage Investment Corp. (d)	18,430	504,061
American Land Lease, Inc.	3,584	93,184
American Mortgage Acceptance Co. (d)	1,896	23,150
Annaly Capital Management, Inc.	75,663	1,060,795
Anthracite Capital, Inc.	24,616	307,946
Anworth Mortgage Asset Corp.	15,285	135,884
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apartment Investment & Management Co. Class A	38,021	$ 2,237,916
Arbor Realty Trust, Inc.	16,496	507,912
Archstone-Smith Trust	83,172	4,691,733
Ashford Hospitality Trust, Inc.	31,860	395,064
Associated Estates Realty Corp.	9,366	148,264
AvalonBay Communities, Inc.	33,399	4,594,366
BioMed Realty Trust, Inc.	19,153	535,326
BNP Residential Properties, Inc.	4,224	101,967
Boston Properties, Inc.	48,617	5,838,902
Brandywine Realty Trust (SBI)	30,018	1,070,142
BRE Properties, Inc. Class A	18,709	1,241,342
BRT Realty Trust	5,453	170,025
Camden Property Trust (SBI)	21,011	1,512,372
Capital Lease Funding, Inc.	16,578	175,893
Capital Trust, Inc. Class A	10,158	467,268
CapitalSource, Inc. (d)	43,210	1,114,386
Capstead Mortgage Corp.	3,145	27,519
CBL & Associates Properties, Inc.	22,024	1,037,991
Cedar Shopping Centers, Inc.	12,514	200,850
Colonial Properties Trust (SBI)	13,023	598,407
Columbia Equity Trust, Inc.	20,403	398,471
Corporate Office Properties Trust (SBI)	14,841	757,188
Cousins Properties, Inc.	20,981	720,488
Crescent Real Estate Equities Co.	37,856	752,956
DCT Industrial Trust, Inc.	62,800	710,268
Deerfield Triarc Capital Corp.	41,246	635,188
Developers Diversified Realty Corp.	38,468	2,521,962
DiamondRock Hospitality Co.	27,704	501,165
Digital Realty Trust, Inc.	18,734	742,616
Douglas Emmett, Inc.	23,000	636,180
Duke Realty LP	48,723	2,146,735
Eastgroup Properties, Inc.	7,419	400,478
ECC Capital Corp.	42,594	35,779
Education Realty Trust, Inc.	8,412	124,413
Entertainment Properties Trust (SBI)	9,023	591,007
Equity Inns, Inc.	13,055	202,353
Equity Lifestyle Properties, Inc.	5,956	335,025
Equity One, Inc.	14,649	392,886
Equity Residential (SBI)	113,046	5,741,606
Essex Property Trust, Inc.	7,589	1,054,036
Extra Space Storage, Inc.	24,319	463,034
Federal Realty Investment Trust (SBI)	20,187	1,826,722
FelCor Lodging Trust, Inc.	37,624	887,174
Fieldstone Investment Corp.	10,150	49,938
First Industrial Realty Trust, Inc.	17,711	822,676
First Potomac Realty Trust	14,473	433,466
Franklin Street Properties Corp.	30,646	588,403
Friedman, Billings, Ramsey Group, Inc. Class A	51,215	347,238
General Growth Properties, Inc.	92,609	5,874,189

	Shares	Value
Getty Realty Corp.	8,960	$ 265,843
Gladstone Commercial Corp.	1,075	21,769
Glimcher Realty Trust (d)	19,141	532,311
GMH Communities Trust	22,464	240,140
Government Properties Trust, Inc.	31,400	330,956
Gramercy Capital Corp.	4,772	153,468
Health Care Property Investors, Inc.	74,224	2,729,216
Health Care REIT, Inc.	31,562	1,414,293
Healthcare Realty Trust, Inc.	16,672	645,873
Hersha Hospitality Trust	41,950	467,743
Highland Hospitality Corp.	22,464	368,634
Highwoods Properties, Inc. (SBI)	24,854	1,098,050
Home Properties of New York, Inc.	12,897	755,506
HomeBanc Mortgage Corp., Georgia (d)	29,865	83,025
Hospitality Properties Trust (SBI)	29,835	1,374,498
Host Hotels & Resorts, Inc.	217,223	5,708,620
HRPT Properties Trust (SBI) (d)	100,826	1,302,672
Impac Mortgage Holdings, Inc. (d)	17,290	113,768
Inland Real Estate Corp.	49,435	944,703
Innkeepers USA Trust (SBI)	28,022	467,967
Investors Real Estate Trust	12,777	128,409
iStar Financial, Inc.	41,047	1,964,099
JER Investments Trust, Inc.	14,053	267,288
Kilroy Realty Corp.	11,822	973,542
Kimco Realty Corp.	80,033	4,022,459
Kite Realty Group Trust	17,912	362,897
KKR Financial Corp.	36,431	1,006,589
LaSalle Hotel Properties (SBI)	17,294	768,372
Lexington Corporate Properties Trust	39,916	820,274
Liberty Property Trust (SBI)	31,873	1,633,491
Longview Fibre Co.	38,174	939,844
LTC Properties, Inc.	6,991	180,787
Luminent Mortgage Capital, Inc.	18,507	170,635
Mack-Cali Realty Corp.	18,911	977,320
Maguire Properties, Inc. (d)	23,156	904,473
Medical Properties Trust, Inc. (d)	60,649	931,569
MFA Mortgage Investments, Inc.	27,377	202,864
Mid-America Apartment Communities, Inc.	12,611	696,506
Mission West Properties, Inc.	21,235	308,332
Monmouth Real Estate Investment Corp. Class A	6,448	55,646
National Health Investors, Inc.	10,137	308,165
National Health Realty, Inc.	6,070	144,163
National Retail Properties, Inc.	30,504	737,587
Nationwide Health Properties, Inc. (d)	29,049	960,941
New Century Financial Corp. (d)	14,781	226,149
New Plan Excel Realty Trust (d)	37,228	1,243,043
Newcastle Investment Corp.	16,669	491,736
NorthStar Realty Finance Corp.	28,660	434,772
Novastar Financial, Inc. (d)	11,336	90,348
Omega Healthcare Investors, Inc.	14,304	258,044
One Liberty Properties, Inc.	3,695	90,564
Opteum, Inc. Class A	9,741	49,289
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Parkway Properties, Inc.	2,747	$ 147,761
Pennsylvania (REIT) (SBI)	14,704	634,625
Plum Creek Timber Co., Inc.	65,165	2,584,444
Post Properties, Inc.	15,538	747,689
Potlatch Corp.	14,515	656,078
ProLogis Trust	99,917	6,607,511
PS Business Parks, Inc.	6,774	487,728
Public Storage, Inc.	47,478	4,808,097
Quadra Realty Trust, Inc.	5,162	71,649
RAIT Investment Trust (SBI)	27,276	912,382
Ramco-Gershenson Properties Trust (SBI)	6,210	221,697
Rayonier, Inc.	25,044	1,118,465
Realty Income Corp.	28,718	790,032
Redwood Trust, Inc.	15,917	859,518
Regency Centers Corp.	22,091	1,894,082
Saul Centers, Inc.	8,021	459,603
Senior Housing Properties Trust (SBI)	34,862	834,596
Simon Property Group, Inc.	86,757	9,780,984
SL Green Realty Corp.	19,483	2,841,790
Sovran Self Storage, Inc.	11,580	674,188
Spirit Finance Corp.	45,185	583,790
Strategic Hotel & Resorts, Inc.	35,287	742,086
Sun Communities, Inc.	4,849	148,767
Sunstone Hotel Investors, Inc.	27,687	784,650
Tanger Factory Outlet Centers, Inc.	6,926	278,287
Taubman Centers, Inc.	24,114	1,434,060
The Macerich Co.	28,483	2,666,009
The Mills Corp. (d)	20,000	499,400
Thornburg Mortgage, Inc. (SBI) (d)	41,436	1,049,160
Transcontinental Realty Investors, Inc. (a)	600	8,292
U-Store-It Trust	29,040	627,264
UMH Properties, Inc.	5,458	81,433
United Dominion Realty Trust, Inc. (SBI)	50,836	1,659,795
Universal Health Realty Income Trust (SBI)	6,111	228,613
Urstadt Biddle Properties, Inc.	365	6,271
Urstadt Biddle Properties, Inc. Class A	8,855	159,567
Ventas, Inc.	41,482	1,901,120
Vornado Realty Trust	53,620	6,820,464
Washington (REIT) (SBI)	13,624	544,688
Weingarten Realty Investors (SBI)	23,346	1,154,226
Winston Hotels, Inc.	8,453	118,680
Winthrop Realty Trust	983	6,547
		165,821,958
Real Estate Management & Development - 0.2%
Affordable Residential Communties, Inc. (d)	16,341	193,968
Brookfield Properties Corp.	50,426	2,243,957
CB Richard Ellis Group, Inc. Class A (a)	74,159	2,470,978
Consolidated-Tomoka Land Co.	2,829	216,758
Forest City Enterprises, Inc. Class A	26,013	1,607,083
Jones Lang LaSalle, Inc.	11,442	1,211,136

	Shares	Value
Meruelo Maddux Properties, Inc.	13,300	$ 127,547
Move, Inc.	41,866	249,940
Realogy Corp. (a)	80,663	2,386,012
Tejon Ranch Co. (a)	2,676	127,083
The St. Joe Co. (d)	30,747	1,710,763
United Capital Corp. (a)	2,262	70,461
		12,615,686
Thrifts & Mortgage Finance - 1.5%
Accredited Home Lenders Holding Co. (a)(d)	8,212	184,606
Anchor BanCorp Wisconsin, Inc.	9,322	263,533
Astoria Financial Corp.	35,738	1,010,313
Bank Mutual Corp.	18,027	210,736
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	10,747	137,132
BankUnited Financial Corp. Class A	24,961	609,548
BCSB Bankcorp, Inc.	3,596	54,659
Berkshire Hills Bancorp, Inc.	1,481	51,198
Brookline Bancorp, Inc., Delaware	37,359	476,701
Camco Financial Corp.	404	4,933
Capitol Federal Financial	19,206	719,265
CFS Bancorp, Inc.	800	11,736
Charter Financial Corp., Georgia	976	47,336
Charter Municipal Mortgage Acceptance Co.	15,417	294,002
Citizens South Banking Corp., Delaware	4,457	59,234
City Bank Lynnwood, Washington	13,020	408,437
Clifton Savings Bancorp, Inc.	17,436	205,919
Coastal Financial Corp. (d)	10,562	170,048
Corus Bankshares, Inc. (d)	27,734	514,743
Countrywide Financial Corp.	252,927	9,682,046
Dime Community Bancshares, Inc.	9,225	115,958
Doral Financial Corp. (d)	21,495	46,644
Downey Financial Corp. (d)	10,368	679,519
ESB Financial Corp.	6,022	66,182
Fannie Mae	388,291	22,027,748
Farmer Mac Class C (non-vtg.)	7,000	179,200
First Busey Corp. (d)	7,930	173,112
First Defiance Financial Corp.	3,662	105,575
First Financial Holdings, Inc.	7,180	248,787
First Financial Service Corp.	2,667	83,210
First Niagara Financial Group, Inc.	40,371	573,268
First Place Financial Corp.	7,637	159,766
FirstFed Financial Corp., Delaware (a)(d)	10,625	607,750
Flagstar Bancorp, Inc.	25,355	350,913
Flushing Financial Corp.	3,744	60,840
Franklin Bank Corp.	18,082	333,613
Freddie Mac	278,515	17,875,093
Fremont General Corp. (d)	19,720	173,536
Guaranty Federal Bancshares, Inc.	1,075	31,616
Hingham Institution for Savings	1,751	63,579
Home Federal Bancorp	2,634	77,703
Hudson City Bancorp, Inc.	199,237	2,669,776
IndyMac Bancorp, Inc. (d)	23,096	792,886
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
ITLA Capital Corp.	3,075	$ 158,732
KNBT Bancorp, Inc.	13,555	204,952
MAF Bancorp., Inc.	21,029	930,533
MASSBANK Corp.	886	29,070
MGIC Investment Corp.	31,448	1,897,887
NASB Financial, Inc.	1,400	48,944
NetBank, Inc.	9,306	29,965
New York Community Bancorp, Inc.	90,030	1,507,102
NewAlliance Bancshares, Inc.	36,177	571,597
NexCen Brands, Inc. (a)	8,613	89,920
Northwest Bancorp, Inc.	7,404	194,429
OceanFirst Financial Corp.	6,806	141,565
Ocwen Financial Corp. (a)	16,398	190,709
Oritani Financial Corp. (a)	4,300	66,220
Pacific Premier Bancorp, Inc. (a)	40	458
Pamrapo Bancorp, Inc.	3,273	77,341
Parkvale Financial Corp.	597	17,880
Partners Trust Financial Group, Inc.	18,520	210,017
Pennfed Financial Services, Inc.	7,245	147,436
People's Bank	24,499	1,087,511
Peoples Bancorp, Auburn, Indiana	300	5,949
PFF Bancorp, Inc.	12,718	402,143
Provident Financial Holdings, Inc.	1,612	43,750
Provident Financial Services, Inc.	44,816	786,969
Provident New York Bancorp	8,838	119,755
PVF Capital Corp.	4,876	57,878
Radian Group, Inc.	31,947	1,835,355
Riverview Bancorp, Inc.	7,997	134,749
Sovereign Bancorp, Inc.	136,556	3,450,770
TF Financial Corp.	1,890	57,173
The PMI Group, Inc.	25,929	1,215,292
TierOne Corp.	11,942	331,868
Timberland Bancorp, Inc.	2,928	106,257
Triad Guaranty, Inc. (a)	5,075	230,710
Trustco Bank Corp., New York	67,794	670,483
United Community Financial Corp., Ohio	12,574	135,673
Washington Federal, Inc.	25,984	617,900
Washington Mutual, Inc.	382,834	16,492,489
Webster Financial Corp.	17,297	854,299
Westfield Financial, Inc.	8,879	93,851
Willow Financial Bancorp, Inc.	5,198	65,703
WSFS Financial Corp.	2,835	190,229
		98,113,912
TOTAL FINANCIALS		1,432,847,113
HEALTH CARE - 11.7%
Biotechnology - 1.7%
Aastrom Biosciences, Inc. (a)	1,900	2,717
Acorda Therapeutics, Inc. (d)	19,833	430,574

	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	11,044	$ 407,303
Alkermes, Inc. (a)	37,941	622,232
Alnylam Pharmaceuticals, Inc. (a)(d)	13,382	251,582
Amgen, Inc. (a)	466,181	29,956,791
Amylin Pharmaceuticals, Inc. (a)(d)	44,668	1,738,032
Antigenics, Inc. (a)	5,388	9,860
Arena Pharmaceuticals, Inc. (a)	25,188	318,628
ARIAD Pharmaceuticals, Inc. (a)(d)	84,946	410,289
ArQule, Inc. (a)	4,060	26,877
Array Biopharma, Inc. (a)	25,095	294,364
Avant Immunotherapeutics, Inc. (a)	2,169	3,102
AVI BioPharma, Inc. (a)(d)	2,700	7,182
Avigen, Inc. (a)	1,600	11,120
BioCryst Pharmaceuticals, Inc. (a)	2,030	20,523
Biogen Idec, Inc. (a)	139,486	6,303,372
BioMarin Pharmaceutical, Inc. (a)	52,480	893,734
BioSphere Medical, Inc. (a)	800	5,472
Boston Life Sciences, Inc. (a)(d)	1,080	2,473
Celgene Corp. (a)	147,586	7,866,334
Cell Genesys, Inc. (a)	6,687	21,666
Cell Therapeutics, Inc. (a)(d)	164,321	246,482
Cephalon, Inc. (a)	25,824	1,835,570
Cepheid, Inc. (a)	43,127	343,722
Coley Pharmaceutical Group, Inc. (a)(d)	8,285	77,713
Cubist Pharmaceuticals, Inc. (a)	19,544	391,466
CuraGen Corp. (a)	5,707	24,483
CV Therapeutics, Inc. (a)(d)	35,100	448,227
Cytogen Corp. (a)	370	932
Cytokinetics, Inc. (a)	14,366	111,624
Dendreon Corp. (a)(d)	21,684	100,614
Digene Corp. (a)	12,665	598,801
Dyax Corp. (a)	11,447	43,956
Dynavax Technologies Corp. (a)	35,880	179,400
Encysive Pharmaceuticals, Inc. (a)(d)	17,196	59,670
EntreMed, Inc. (a)	3,700	5,772
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	382,693
Exact Sciences Corp. (a)	3,245	8,794
Genaera Corp. (a)	7,533	2,863
Genelabs Technologies, Inc. (a)	1,960	4,038
Genentech, Inc. (a)	187,837	15,847,808
Genitope Corp. (a)(d)	14,102	49,216
Genta, Inc. (a)	27,794	14,175
GenVec, Inc. (a)	20,350	61,050
Genzyme Corp. (a)	108,551	6,708,452
Geron Corp. (a)(d)	39,828	301,896
Gilead Sciences, Inc. (a)	184,566	13,207,543
GTC Biotherapeutics, Inc. (a)	4,100	4,141
Halozyme Therapeutics, Inc. (a)(d)	42,200	349,838
Hemispherx Biopharma, Inc. (a)	800	1,440
Human Genome Sciences, Inc. (a)(d)	62,626	688,886
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	42,814
IDM Pharma, Inc. (a)	442	1,432
ImClone Systems, Inc. (a)	24,434	703,944
ImmunoGen, Inc. (a)	2,572	12,371
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Immunomedics, Inc. (a)(d)	5,227	$ 23,783
Incyte Corp. (a)	29,873	191,486
Indevus Pharmaceuticals, Inc. (a)(d)	9,649	66,771
Infinity Pharmaceuticals, Inc. (a)	53	696
InterMune, Inc. (a)(d)	14,390	436,305
Introgen Therapeutics, Inc. (a)(d)	6,886	28,577
Isis Pharmaceuticals, Inc. (a)	44,948	409,926
Keryx Biopharmaceuticals, Inc. (a)	23,883	272,266
Kosan Biosciences, Inc. (a)	1,712	10,032
La Jolla Pharmaceutical Co. (a)(d)	2,083	6,416
Lexicon Genetics, Inc. (a)	6,506	26,870
Ligand Pharmaceuticals, Inc. Class B (a)	15,845	178,098
MannKind Corp. (a)(d)	13,867	220,624
Martek Biosciences (a)(d)	10,073	227,851
Maxygen, Inc. (a)	6,687	73,758
Medarex, Inc. (a)(d)	62,112	849,692
MedImmune, Inc. (a)	92,047	2,937,220
Millennium Pharmaceuticals, Inc. (a)(d)	136,454	1,473,703
Momenta Pharmaceuticals, Inc. (a)(d)	11,130	136,454
Monogram Biosciences, Inc. (a)	20,122	39,842
Myriad Genetics, Inc. (a)	13,047	436,553
Nabi Biopharmaceuticals (a)(d)	12,447	65,969
Neopharm, Inc. (a)(d)	3,904	7,418
Neose Technologies, Inc. (a)	1,356	2,902
Neurocrine Biosciences, Inc. (a)(d)	15,860	199,995
Neurogen Corp. (a)	500	3,135
Northfield Laboratories, Inc. (a)(d)	11,290	43,918
Novavax, Inc. (a)(d)	6,883	22,852
NPS Pharmaceuticals, Inc. (a)	6,507	22,840
Nuvelo, Inc. (a)	19,505	63,976
ONYX Pharmaceuticals, Inc. (a)(d)	27,635	725,419
Orchid Cellmark, Inc. (a)(d)	3,164	12,972
Orthologic Corp. (a)	7,445	11,838
Oscient Pharmaceuticals Corp. (a)	693	3,597
OSI Pharmaceuticals, Inc. (a)(d)	24,694	854,412
Palatin Technologies, Inc. (a)	13,627	28,344
Panacos Pharmaceuticals, Inc. (a)(d)	50,213	215,916
PDL BioPharma, Inc. (a)	52,396	1,000,240
Peregrine Pharmaceuticals, Inc. (a)	8,337	8,587
Pharmacopeia Drug Discovery, Inc. (a)	2,082	9,723
Pharmacyclics, Inc. (a)	4,815	14,830
Pharmion Corp. (a)	10,783	282,299
Progenics Pharmaceuticals, Inc. (a)	15,270	423,743
Regeneron Pharmaceuticals, Inc. (a)	33,166	658,013
Renovis, Inc. (a)	10,098	35,444
Repligen Corp. (a)	6,096	18,898
Rigel Pharmaceuticals, Inc. (a)	8,617	90,220
Sangamo Biosciences, Inc. (a)(d)	1,300	9,178
Savient Pharmaceuticals, Inc. (a)	30,093	407,459
SciClone Pharmaceuticals, Inc. (a)	7,834	23,972
Seattle Genetics, Inc. (a)(d)	8,162	63,664

	Shares	Value
Senomyx, Inc. (a)	19,558	$ 246,822
Sonus Pharmaceuticals, Inc. (a)	200	1,074
StemCells, Inc. (a)(d)	7,323	19,186
Tanox, Inc. (a)	6,042	117,215
Tapestry Pharmaceuticals, Inc. (a)	630	1,008
Telik, Inc. (a)(d)	13,264	76,931
Theravance, Inc. (a)	27,633	891,164
Titan Pharmaceuticals, Inc. (a)	1,300	3,315
TorreyPines Therapeutics, Inc. (a)	3,331	26,015
Trimeris, Inc. (a)	16,866	192,778
United Therapeutics Corp. (a)	7,994	449,263
Vanda Pharmaceuticals, Inc.	9,603	231,048
Vertex Pharmaceuticals, Inc. (a)	50,968	1,564,208
Vical, Inc. (a)	1,900	9,918
Vion Pharmaceuticals, Inc. (a)(d)	4,500	6,705
Viragen, Inc. (a)	1,410	197
XOMA Ltd. (a)	13,136	42,035
Zymogenetics, Inc. (a)(d)	16,580	248,700
		109,972,331
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)	11,989	273,469
Abiomed, Inc. (a)(d)	5,492	76,778
Accuray, Inc.	6,200	157,976
Adeza Biomedical Corp. (a)	5,971	144,856
Advanced Medical Optics, Inc. (a)(d)	26,399	1,017,417
Align Technology, Inc. (a)	14,387	236,235
American Medical Systems Holdings, Inc. (a)	27,974	568,991
Analogic Corp.	8,043	450,006
Angiodynamics, Inc. (a)	5,971	143,304
Arrow International, Inc.	7,723	257,717
ArthroCare Corp. (a)	11,130	404,576
Aspect Medical Systems, Inc. (a)	6,586	106,364
Atrion Corp.	239	22,705
Bausch & Lomb, Inc.	22,290	1,164,875
Baxter International, Inc.	267,715	13,388,427
Beckman Coulter, Inc.	24,537	1,574,294
Becton, Dickinson & Co.	91,435	6,948,146
BioLase Technology, Inc. (a)(d)	4,009	33,836
Biomet, Inc.	92,284	3,906,382
Biosite, Inc. (a)	6,094	323,713
Boston Scientific Corp. (a)	541,277	8,828,228
C.R. Bard, Inc.	48,177	3,844,525
Candela Corp. (a)	10,141	115,506
Cantel Medical Corp. (a)	10,922	168,090
Cardiac Science Corp. (a)	1,171	9,989
Cardiodynamics International Corp. (a)	8,210	9,113
Cerus Corp. (a)	7,762	41,449
Cholestech Corp. (a)	3,529	57,699
Clarient, Inc. (a)	3,500	5,810
Conceptus, Inc. (a)	4,009	75,289
CONMED Corp. (a)	22,708	621,291
Cooper Companies, Inc.	14,322	657,237
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cutera, Inc. (a)	5,971	$ 208,686
Cyberonics, Inc. (a)(d)	4,454	91,218
Cytyc Corp. (a)	39,651	1,201,425
Dade Behring Holdings, Inc.	36,036	1,476,035
Datascope Corp.	3,463	123,975
DENTSPLY International, Inc.	54,636	1,723,219
DexCom, Inc. (a)	17,534	141,850
DiaSys Corp. (a)	2,600	338
DJO, Inc. (a)	8,262	323,705
Edwards Lifesciences Corp. (a)	21,469	1,083,540
EPIX Pharmaceuticals, Inc. (a)	2,304	15,483
ev3, Inc. (a)(d)	3,241	63,653
Exactech, Inc. (a)	2,735	42,010
Fonar Corp. (a)	20,925	5,336
Foxhollow Technologies, Inc. (a)	3,172	70,926
Gen-Probe, Inc. (a)	18,281	877,854
Greatbatch, Inc. (a)	3,821	99,193
Haemonetics Corp. (a)	9,510	427,950
HealthTronics, Inc. (a)	8,119	50,094
Hillenbrand Industries, Inc.	22,502	1,345,620
Hologic, Inc. (a)	25,713	1,415,501
Hospira, Inc. (a)	62,683	2,398,878
I-Flow Corp. (a)(d)	11,248	162,084
ICU Medical, Inc. (a)	5,433	212,213
IDEXX Laboratories, Inc. (a)	10,878	937,466
Immucor, Inc. (a)	21,459	638,191
Implant Sciences Corp. (a)	200	450
Integra LifeSciences Holdings Corp. (a)	4,777	200,873
IntraLase Corp. (a)	26,476	652,898
Intuitive Surgical, Inc. (a)(d)	15,142	1,682,276
Invacare Corp.	17,763	330,037
Inverness Medical Innovations, Inc. (a)	22,945	968,279
IRIS International, Inc. (a)	8,470	96,050
IVAX Diagnostics, Inc. (a)	3,600	3,816
Kensey Nash Corp. (a)	1,684	48,263
Kewaunee Scientific Corp.	1,601	16,426
Kinetic Concepts, Inc. (a)	19,216	944,466
Kyphon, Inc. (a)	18,589	838,550
LifeCell Corp. (a)(d)	18,834	449,568
Lifecore Biomedical, Inc. (a)	11,000	187,770
Medical Action Industries, Inc. (a)	5,016	111,456
Medtronic, Inc.	462,755	23,304,342
Mentor Corp.	18,763	900,812
Meridian Bioscience, Inc.	20,333	546,144
Merit Medical Systems, Inc. (a)	3,826	53,832
Microtek Medical Holdings, Inc. (a)	11,278	53,345
Natus Medical, Inc. (a)	19,219	309,618
Neogen Corp. (a)	1,941	44,352
Neoprobe Corp. (a)	100	22
North American Scientific, Inc. (a)	2,705	2,840
NuVasive, Inc. (a)	32,642	771,330

	Shares	Value
NxStage Medical, Inc. (a)(d)	36,056	$ 441,686
OraSure Technologies, Inc. (a)	13,767	109,585
Osteotech, Inc. (a)	3,427	26,148
Palomar Medical Technologies, Inc. (a)(d)	10,806	441,749
PLC Systems, Inc. (a)	400	228
PolyMedica Corp.	5,662	234,407
Possis Medical, Inc. (a)	3,702	45,424
Quidel Corp. (a)	7,506	80,840
Regeneration Technologies, Inc. (a)	3,005	21,245
ResMed, Inc. (a)	30,669	1,465,365
Respironics, Inc. (a)	30,626	1,254,747
Retractable Technologies, Inc. (a)	6,105	17,705
Sirona Dental Systems, Inc.	3,582	133,322
Somanetics Corp. (a)(d)	5,971	122,406
Sonic Innovations, Inc. (a)	3,941	28,139
SonoSite, Inc. (a)	9,861	296,619
St. Jude Medical, Inc. (a)	148,577	5,891,078
Staar Surgical Co. (a)	3,978	24,504
Stereotaxis, Inc. (a)(d)	28,535	328,438
Steris Corp.	31,280	810,152
Strategic Diagnostics, Inc. (a)	3,100	13,423
Stryker Corp.	112,174	6,957,031
SurModics, Inc. (a)(d)	2,985	110,475
Symmetry Medical, Inc. (a)	14,077	209,888
Synovis Life Technologies, Inc. (a)	1,000	12,460
The Spectranetics Corp. (a)	20,955	220,237
Theragenics Corp. (a)	1,300	6,253
Thermogenesis Corp. (a)	73,719	226,317
Thoratec Corp. (a)	31,669	622,296
Urologix, Inc. (a)	3,800	12,198
Varian Medical Systems, Inc. (a)	57,847	2,658,070
Viasys Healthcare, Inc. (a)	26,571	821,841
Vital Signs, Inc.	1,598	84,502
Volcano Corp.	19,293	366,760
West Pharmaceutical Services, Inc.	14,675	664,191
Wright Medical Group, Inc. (a)	27,921	624,034
Young Innovations, Inc.	2,508	64,054
Zimmer Holdings, Inc. (a)	94,019	7,928,622
Zoll Medical Corp.	3,804	105,789
		126,770,779
Health Care Providers & Services - 2.5%
Aetna, Inc.	215,758	9,551,607
Alliance Imaging, Inc. (a)	5,330	38,323
Amedisys, Inc. (a)	9,316	297,926
American Dental Partners, Inc. (a)	4,710	95,378
AMERIGROUP Corp. (a)	23,431	775,097
AmerisourceBergen Corp.	77,811	4,098,305
AMN Healthcare Services, Inc. (a)	23,002	639,456
AmSurg Corp. (a)	12,681	292,297
Animal Health International, Inc.	5,300	68,370
Apria Healthcare Group, Inc. (a)	13,320	424,242
Assisted Living Concepts, Inc. Class A (a)	49,001	561,061
Bio-Reference Laboratories, Inc. (a)	13,966	342,027
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
BioScrip, Inc. (a)	8,518	$ 26,917
Brookdale Senior Living, Inc.	18,026	851,007
BSML, Inc. (a)(d)	465	646
Capital Senior Living Corp. (a)	30,965	333,803
Cardinal Health, Inc.	164,055	11,498,615
Caremark Rx, Inc.	174,932	10,774,062
Centene Corp. (a)	15,579	375,765
Chemed Corp.	11,292	522,707
CIGNA Corp.	42,736	6,089,880
Community Health Systems, Inc. (a)	34,685	1,292,016
Corvel Corp. (a)	2,959	89,125
Coventry Health Care, Inc. (a)	67,091	3,651,092
Cross Country Healthcare, Inc. (a)	7,031	133,941
Cryolife, Inc.	4,384	34,502
DaVita, Inc. (a)	39,913	2,177,254
Dialysis Corp. of America (a)	3,005	41,469
Express Scripts, Inc. (a)	43,558	3,284,709
Five Star Quality Care, Inc. (a)	28,197	322,292
Genesis HealthCare Corp. (a)	10,566	666,186
Gentiva Health Services, Inc. (a)	8,630	170,356
Hanger Orthopedic Group, Inc. (a)	3,419	39,900
Health Management Associates, Inc. Class A	91,888	1,834,084
Health Net, Inc. (a)	42,929	2,295,414
HealthExtras, Inc. (a)	6,788	179,882
HealthSouth Corp. (a)	27,400	656,504
Healthspring, Inc.	18,277	386,193
Healthways, Inc. (a)	10,898	473,954
Henry Schein, Inc. (a)	32,962	1,719,628
HMS Holdings Corp. (a)	18,275	361,845
Hooper Holmes, Inc. (a)	7,290	28,067
Humana, Inc. (a)	65,192	3,901,089
InVentiv Health, Inc. (a)	17,853	651,099
Kindred Healthcare, Inc. (a)	17,467	575,014
Laboratory Corp. of America Holdings (a)	51,841	4,134,320
Landauer, Inc.	1,672	85,055
LCA-Vision, Inc.	7,643	333,235
LHC Group, Inc. (a)	14,902	427,389
LifePoint Hospitals, Inc. (a)	24,276	888,502
Lincare Holdings, Inc. (a)	38,445	1,501,277
Magellan Health Services, Inc. (a)	16,053	671,176
Manor Care, Inc.	26,054	1,395,973
Matria Healthcare, Inc. (a)	15,369	389,912
McKesson Corp.	117,001	6,523,976
Medcath Corp. (a)	8,479	246,061
Medco Health Solutions, Inc. (a)	117,733	7,959,928
Medical Staffing Network Holdings, Inc. (a)	4,777	30,429
Molina Healthcare, Inc. (a)	5,873	183,003
MWI Veterinary Supply, Inc. (a)	10,005	310,455

	Shares	Value
National Healthcare Corp.	2,394	$ 131,143
Nighthawk Radiology Holdings, Inc.	15,857	329,508
Odyssey Healthcare, Inc. (a)	14,808	201,093
Omnicare, Inc.	47,449	1,971,031
Option Care, Inc.	7,510	99,733
Owens & Minor, Inc.	13,189	434,841
Patterson Companies, Inc. (a)	51,726	1,726,614
PDI, Inc. (a)	1,588	16,039
Pediatrix Medical Group, Inc. (a)	17,497	946,588
Providence Service Corp. (a)	1,194	26,268
PSS World Medical, Inc. (a)	20,301	421,043
Psychiatric Solutions, Inc.	16,446	657,182
Quest Diagnostics, Inc.	60,460	3,084,669
Radiation Therapy Services, Inc. (a)	9,129	275,513
RehabCare Group, Inc. (a)	15,055	228,836
ResCare, Inc. (a)	18,619	331,791
Rural/Metro Corp. (a)	7,404	56,048
Sierra Health Services, Inc. (a)	17,573	653,013
SRI/Surgical Express, Inc. (a)	900	4,563
Sun Healthcare Group, Inc. (a)	24,223	318,532
Sunrise Senior Living, Inc.	16,767	657,099
Symbion, Inc. (a)	12,792	267,097
Tenet Healthcare Corp. (a)(d)	179,112	1,223,335
Triad Hospitals, Inc. (a)	34,860	1,709,883
U.S. Physical Therapy, Inc. (a)	3,075	41,543
United Surgical Partners International, Inc. (a)	23,321	712,223
UnitedHealth Group, Inc.	538,931	28,132,198
Universal Health Services, Inc. Class B	20,026	1,158,704
VCA Antech, Inc. (a)	28,425	1,043,482
VistaCare, Inc. Class A (a)	3,424	32,254
Wellcare Health Plans, Inc. (a)	15,442	1,267,943
WellPoint, Inc. (a)	250,727	19,905,217
		165,768,823
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	11,160
Allscripts Healthcare Solutions, Inc. (a)	21,614	585,307
AMICAS, Inc. (a)	9,737	27,848
Cerner Corp. (a)(d)	27,410	1,428,335
Claimsnet.com, Inc. (a)	3,100	468
Computer Programs & Systems, Inc.	2,546	73,274
Dendrite International, Inc. (a)	7,257	92,454
Eclipsys Corp. (a)	19,157	400,764
Emageon, Inc. (a)(d)	20,901	243,915
Emdeon Corp. (a)	54,372	812,318
IMS Health, Inc.	82,527	2,383,380
Merge Technologies, Inc.	11,344	57,174
Omnicell, Inc. (a)	29,246	567,665
Phase Forward, Inc. (a)	23,819	315,125
ProxyMed, Inc. (a)	63	360
TriZetto Group, Inc. (a)	17,011	354,339
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Vital Images, Inc. (a)	11,918	$ 409,622
WebMD Health Corp. Class A (a)(d)	8,782	472,384
		8,235,892
Life Sciences Tools & Services - 0.4%
Accelrys, Inc. (a)	4,972	31,622
Advanced Magnetics, Inc. (a)	8,266	487,446
Affymetrix, Inc. (a)	28,601	735,904
Albany Molecular Research, Inc. (a)	5,732	54,225
Alliance Pharmaceutical Corp. (a)	300	35
Applera Corp.:
- Applied Biosystems Group	71,845	2,218,574
- Celera Genomics Group (a)	21,539	299,607
Bio-Rad Laboratories, Inc. Class A (a)	9,056	642,252
BioVeris Corp. (a)	6,768	79,795
Bruker BioSciences Corp. (a)	14,837	133,681
Caliper Life Sciences, Inc. (a)	5,632	32,835
Cambrex Corp.	21,547	496,874
Charles River Laboratories International, Inc. (a)	28,543	1,308,697
Ciphergen Biosystems, Inc. (a)	2,209	2,872
Covance, Inc. (a)	24,810	1,529,785
Cryo-Cell International, Inc. (a)	9,581	21,078
Dionex Corp. (a)	12,755	785,963
Diversa Corp. (a)(d)	7,284	54,703
Enzo Biochem, Inc. (a)(d)	6,097	88,102
eResearchTechnology, Inc. (a)(d)	8,484	60,067
Exelixis, Inc. (a)	45,977	462,988
Gene Logic, Inc. (a)	4,200	7,560
Harvard Bioscience, Inc. (a)	786	3,985
Illumina, Inc. (a)	22,715	762,997
Invitrogen Corp. (a)	19,940	1,261,205
Kendle International, Inc. (a)	3,463	119,993
Luminex Corp. (a)	12,155	171,021
Millipore Corp. (a)	23,832	1,704,465
Molecular Devices Corp. (a)	6,809	240,290
Nanogen, Inc. (a)	1,100	1,562
Nektar Therapeutics (a)(d)	48,707	577,665
New Brunswick Scientific, Inc. (a)	3,873	34,392
PAREXEL International Corp. (a)	16,104	547,697
PerkinElmer, Inc.	49,185	1,165,685
Pharmaceutical Product Development, Inc.	41,120	1,307,205
PharmaNet Development Group, Inc. (a)	5,555	112,878
PRA International (a)	6,087	122,105
Sequenom, Inc. (a)	2,480	10,391
Techne Corp. (a)	17,057	960,650
Thermo Fisher Scientific, Inc. (a)	159,005	7,198,156
Third Wave Technologies, Inc. (a)	8,600	45,236
Tripos, Inc. (a)	2,100	1,260
Varian, Inc. (a)	9,977	543,048

	Shares	Value
Ventana Medical Systems, Inc. (a)	11,828	$ 476,077
Waters Corp. (a)	39,726	2,155,533
		29,058,161
Pharmaceuticals - 5.1%
Abbott Laboratories	617,241	33,713,703
Abraxis BioScience, Inc. (a)	8,880	233,899
Acusphere, Inc. (a)(d)	2,800	7,588
Adams Respiratory Therapeutics, Inc. (a)	13,979	507,717
Adolor Corp. (a)	25,094	167,628
Advancis Pharmaceutical Corp. (a)(d)	2,800	7,028
Alexza Pharmaceuticals, Inc.	13,000	130,260
Allergan, Inc.	62,683	7,002,318
Alpharma, Inc. Class A	16,165	426,109
Atherogenics, Inc. (a)(d)	6,856	74,936
AVANIR Pharmaceuticals Class A (a)	21,996	40,913
Barr Pharmaceuticals, Inc. (a)	40,653	2,154,609
Bentley Pharmaceuticals, Inc. (a)	2,936	25,044
Bradley Pharmaceuticals, Inc. (a)	2,005	38,857
Bristol-Myers Squibb Co.	785,088	20,718,472
Collagenex Pharmaceuticals, Inc. (a)	2,627	35,517
Columbia Laboratories, Inc. (a)	7,190	10,210
Cypress Bioscience, Inc. (a)	3,268	25,360
DepoMed, Inc. (a)(d)	8,176	28,371
Discovery Laboratories, Inc. (a)(d)	3,800	8,360
Durect Corp. (a)(d)	9,673	38,982
Eli Lilly & Co.	391,454	20,606,139
Emisphere Technologies, Inc. (a)(d)	3,941	19,784
Endo Pharmaceuticals Holdings, Inc. (a)	55,286	1,725,476
Epicept Corp. (a)	305	494
Forest Laboratories, Inc. (a)	131,768	6,820,312
Hi-Tech Pharmacal Co., Inc. (a)	2,015	22,185
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	7,020
Immtech Pharmaceuticals, Inc. (a)	1,200	7,116
Inspire Pharmaceuticals, Inc. (a)	17,519	120,881
Johnson & Johnson	1,170,418	73,794,855
King Pharmaceuticals, Inc. (a)	110,765	2,065,767
KV Pharmaceutical Co. Class A (a)	25,710	633,752
Matrixx Initiatives, Inc. (a)	3,709	66,280
Medicines Co. (a)	23,730	639,998
Medicis Pharmaceutical Corp. Class A (d)	23,715	862,277
Merck & Co., Inc.	871,365	38,479,478
MGI Pharma, Inc. (a)	37,405	793,734
Mylan Laboratories, Inc.	93,756	1,984,815
Nastech Pharmaceutical Co., Inc. (a)(d)	25,476	294,503
New River Pharmaceuticals, Inc.	10,250	648,313
NitroMed, Inc. (a)(d)	7,065	27,200
Noven Pharmaceuticals, Inc. (a)	16,093	396,210
Pain Therapeutics, Inc. (a)(d)	35,234	277,996
Par Pharmaceutical Companies, Inc. (a)	9,270	225,076
Penwest Pharmaceuticals Co. (a)	3,340	44,188
Perrigo Co.	28,076	468,869
Pfizer, Inc.	2,890,377	72,143,810
Pharmos Corp. (a)	2,500	3,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pozen, Inc. (a)	20,149	$ 316,944
Salix Pharmaceuticals Ltd. (a)	14,324	203,544
Santarus, Inc. (a)(d)	14,630	96,704
Schering-Plough Corp.	596,101	13,996,451
Sciele Pharma, Inc. (a)	14,633	336,559
Sepracor, Inc. (a)(d)	41,712	2,192,383
Spectrum Pharmaceuticals, Inc. (a)	192	1,146
SuperGen, Inc. (a)	6,806	32,533
Valeant Pharmaceuticals International	38,701	693,909
ViroPharma, Inc. (a)	32,812	524,992
Vivus, Inc. (a)(d)	9,023	35,641
Warner Chilcott Ltd.	26,338	391,909
Watson Pharmaceuticals, Inc. (a)	45,396	1,196,639
Wyeth	535,979	26,220,093
Xenoport, Inc. (a)	15,634	403,045
Zila, Inc. (a)	4,200	8,862
		335,227,663
TOTAL HEALTH CARE		775,033,649
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.0%
AAR Corp. (a)	25,963	755,783
AeroCentury Corp. (a)	800	11,264
AeroVironment, Inc.	3,200	68,064
Alliant Techsystems, Inc. (a)	13,367	1,156,914
Applied Signal Technology, Inc.	2,269	36,576
Argon ST, Inc. (a)	14,975	362,844
Armor Holdings, Inc. (a)	10,956	697,788
Astronics Corp. (a)	2,747	49,034
BE Aerospace, Inc. (a)	35,876	1,083,096
Ceradyne, Inc. (a)	7,036	363,058
Cubic Corp.	5,635	118,899
Curtiss-Wright Corp.	14,583	510,113
DRS Technologies, Inc.	12,970	687,280
Ducommun, Inc. (a)	3,105	79,426
DynCorp International, Inc. Class A	8,722	144,785
EDO Corp.	3,941	94,742
Esterline Technologies Corp. (a)	9,560	391,195
GenCorp, Inc. (non-vtg.) (a)	32,091	445,744
General Dynamics Corp.	136,149	10,409,953
Goodrich Corp.	53,754	2,636,634
Heico Corp. Class A	5,890	188,303
Herley Industries, Inc. (a)	3,619	55,624
Hexcel Corp. (a)(d)	36,077	651,551
Honeywell International, Inc.	305,806	14,201,631
Innovative Solutions & Support, Inc. (a)(d)	23,580	492,586
Irvine Sensors Corp. (a)	430	611
K&F Industries Holdings, Inc. (a)	18,764	461,407
L-3 Communications Holdings, Inc.	48,432	4,218,427
Ladish Co., Inc. (a)	5,776	241,437

	Shares	Value
Lockheed Martin Corp.	133,721	$ 13,008,379
Moog, Inc. Class A (a)	18,911	720,698
MTC Technologies, Inc. (a)	2,985	63,013
Northrop Grumman Corp.	125,537	9,019,833
Orbital Sciences Corp. (a)	33,015	653,367
Precision Castparts Corp.	51,973	4,727,984
Raytheon Co.	175,668	9,407,021
Rockwell Collins, Inc.	65,422	4,283,833
Spirit AeroSystems Holdings, Inc. Class A	25,869	763,394
Stanley, Inc.	649	9,787
Sypris Solutions, Inc.	3,224	19,634
Taser International, Inc. (a)(d)	14,214	112,859
Teledyne Technologies, Inc. (a)	9,982	379,815
The Boeing Co.	286,238	24,979,990
Triumph Group, Inc.	6,096	326,807
United Industrial Corp.	3,821	206,143
United Technologies Corp.	380,573	24,977,006
		134,274,332
Air Freight & Logistics - 0.6%
ABX Air, Inc. (a)	17,036	126,918
Atlas Air Worldwide Holdings, Inc. (a)	5,919	289,143
C.H. Robinson Worldwide, Inc.	69,909	3,562,563
Dynamex, Inc. (a)	4,777	114,457
EGL, Inc. (a)	12,029	423,541
Expeditors International of Washington, Inc.	82,185	3,685,997
FedEx Corp.	117,387	13,403,248
Forward Air Corp.	10,568	344,728
Hub Group, Inc. Class A	17,492	553,972
Pacer International, Inc.	12,582	340,091
United Parcel Service, Inc. Class B	252,596	17,729,713
UTI Worldwide, Inc.	33,736	1,016,803
		41,591,174
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	26,672	277,922
Alaska Air Group, Inc. (a)	13,794	565,554
AMR Corp. (a)(d)	76,504	2,608,021
Continental Airlines, Inc. Class B (a)(d)	41,846	1,657,102
ExpressJet Holdings, Inc. Class A (a)	42,661	308,439
Frontier Airlines Holdings, Inc. (a)(d)	6,844	45,923
Great Lakes Aviation Ltd. (a)	200	480
JetBlue Airways Corp. (a)(d)	57,484	707,628
MAIR Holdings, Inc. (a)	6,324	43,003
Mesa Air Group, Inc. (a)	12,128	92,294
Midwest Air Group, Inc. (a)	400	5,200
Pinnacle Airlines Corp. (a)	11,846	212,636
Republic Airways Holdings, Inc. (a)	14,499	287,370
SkyWest, Inc. (d)	24,270	620,099
Southwest Airlines Co.	330,356	4,998,286
UAL Corp. (a)(d)	40,037	1,601,080
US Airways Group, Inc. (a)	26,575	1,389,607
		15,420,644
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.2%
Aaon, Inc.	2,681	$ 74,451
American Standard Companies, Inc.	66,034	3,499,142
American Woodmark Corp.	8,120	322,689
Ameron International Corp.	7,610	562,227
Apogee Enterprises, Inc.	7,704	161,630
Armstrong World Industries, Inc. (a)	10,073	504,959
Builders FirstSource, Inc. (a)	7,165	129,113
ElkCorp	10,752	465,669
Goodman Global, Inc.	6,730	127,870
Griffon Corp. (a)	6,305	148,104
International Smart Sourcing, Inc. (a)	2,500	355
Lennox International, Inc.	22,427	769,695
Masco Corp.	156,520	4,672,122
NCI Building Systems, Inc. (a)	8,960	500,326
Owens Corning (a)(d)	28,900	925,089
Patrick Industries, Inc. (a)	600	6,720
PW Eagle, Inc.	836	27,772
Quixote Corp.	700	14,308
Simpson Manufacturing Co. Ltd. (d)	12,202	405,350
Trex Co., Inc. (a)(d)	1,672	40,830
Universal Forest Products, Inc.	10,472	542,764
USG Corp. (d)	31,765	1,721,345
		15,622,530
Commercial Services & Supplies - 1.1%
Ablest, Inc. (a)	1,000	7,350
ABM Industries, Inc.	37,140	977,153
ACCO Brands Corp. (a)	12,647	275,452
Adesa, Inc.	33,324	916,410
Administaff, Inc.	13,010	461,725
Advisory Board Co. (a)	12,085	628,541
Allied Waste Industries, Inc.	116,091	1,488,287
American Ecology Corp.	4,777	90,046
American Reprographics Co. (a)	18,051	597,669
Angelica Corp.	2,508	68,945
APAC Customer Services, Inc. (a)	4,300	20,597
Avery Dennison Corp.	33,598	2,232,923
Barrett Business Services, Inc.	2,508	61,120
Bowne & Co., Inc.	6,217	96,550
Brady Corp. Class A	15,414	504,654
Casella Waste Systems, Inc. Class A (a)	27,789	328,188
CBIZ, Inc. (a)	9,995	68,166
CDI Corp.	7,155	190,752
Central Parking Corp.	7,395	164,095
Cenveo, Inc. (a)	19,834	437,538
ChoicePoint, Inc. (a)	28,188	1,095,949
Cintas Corp.	55,001	2,220,940
Clean Harbors, Inc. (a)	7,762	392,059
Comsys IT Partners, Inc. (a)	36	716
Consolidated Graphics, Inc. (a)	3,224	229,742
Copart, Inc. (a)	29,352	864,416
Cornell Companies, Inc. (a)	1,672	34,309

	Shares	Value
Corporate Executive Board Co.	16,125	$ 1,254,686
Corrections Corp. of America (a)	24,498	1,282,715
CoStar Group, Inc. (a)	5,458	255,816
Covanta Holding Corp. (a)	33,493	761,631
CRA International, Inc. (a)	9,397	486,671
Deluxe Corp.	16,381	505,681
Diamond Management & Technology Consultants, Inc.	6,807	102,718
Dun & Bradstreet Corp.	21,618	1,908,437
Ennis, Inc.	4,422	114,088
Equifax, Inc.	49,228	1,906,108
First Consulting Group, Inc. (a)	5,881	71,042
FTI Consulting, Inc. (a)	17,622	591,571
Fuel Tech, Inc. (a)	12,102	307,391
G&K Services, Inc. Class A	4,538	170,583
GeoEye, Inc. (a)	16,127	292,383
GP Strategies Corp. (a)	1,600	14,336
Healthcare Services Group, Inc.	4,568	128,087
Heidrick & Struggles International, Inc. (a)	9,033	413,982
Herman Miller, Inc.	26,976	1,037,767
HNI Corp.	13,525	676,250
Hudson Highland Group, Inc. (a)	6,919	112,641
Huron Consulting Group, Inc. (a)	19,198	1,217,153
ICT Group, Inc. (a)	4,570	123,664
IHS, Inc. Class A (a)	11,384	427,469
IKON Office Solutions, Inc.	57,292	800,942
Innerworkings, Inc.	33,190	449,725
Innotrac Corp. (a)	1,400	2,968
Integrated Alarm Services Group, Inc. (a)(d)	3,200	12,384
Interface, Inc. Class A (a)	11,703	185,141
Intersections, Inc. (a)	8,825	101,576
John H. Harland Co.	12,600	636,300
Kelly Services, Inc. Class A (non-vtg.)	6,364	195,820
Kenexa Corp. (a)	14,889	501,610
Kforce, Inc. (a)	30,240	411,264
Knoll, Inc.	22,702	525,551
Korn/Ferry International (a)	16,218	374,311
Labor Ready, Inc. (a)	15,670	287,858
Layne Christensen Co. (a)	17,263	553,107
Learning Tree International, Inc. (a)	3,821	42,910
LECG Corp. (a)	11,382	152,974
M&F Worldwide Corp. (a)	500	19,375
Manpower, Inc.	32,626	2,424,112
McGrath RentCorp.	5,971	177,757
Mine Safety Appliances Co.	7,523	305,810
Mobile Mini, Inc.	17,086	460,126
Monster Worldwide, Inc. (a)	44,885	2,237,966
Navigant Consulting, Inc. (a)	28,834	558,515
On Assignment, Inc. (a)	5,613	68,815
PeopleSupport, Inc. (a)	8,359	176,876
PHH Corp. (a)	23,803	673,387
Pitney Bowes, Inc.	89,590	4,274,339
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Protection One, Inc. (d)	91	$ 1,638
R.R. Donnelley & Sons Co.	87,968	3,182,682
RCM Technologies, Inc. (a)	1,400	9,506
Republic Services, Inc.	39,457	1,659,956
Resources Connection, Inc. (a)	18,025	583,289
Robert Half International, Inc.	67,000	2,617,690
Rollins, Inc.	20,133	463,059
SAIC, Inc.	42,860	772,766
Schawk, Inc. Class A	4,896	85,925
School Specialty, Inc. (a)	6,351	236,956
Sirva, Inc. (a)	5,080	18,644
Spherion Corp. (a)	12,430	110,254
Spherix, Inc. (a)	2,713	5,019
Standard Register Co.	7,404	97,066
Steelcase, Inc. Class A	18,779	364,688
Stericycle, Inc. (a)	14,896	1,159,058
Synagro Technologies, Inc.	127,360	727,226
TeamStaff, Inc. (a)	1,300	1,495
Teletech Holdings, Inc. (a)	10,211	321,442
Tetra Tech, Inc. (a)	27,267	486,171
The Brink's Co.	15,474	916,525
The Geo Group, Inc. (a)	7,165	335,250
TRC Companies, Inc. (a)	3,582	36,250
TRM Corp. (a)(d)	1,400	4,102
United Stationers, Inc. (a)	8,883	488,565
Viad Corp.	5,252	195,795
Volt Information Sciences, Inc.	2,508	85,749
Waste Connections, Inc.	16,759	741,083
Waste Management, Inc.	204,423	6,960,603
Watson Wyatt Worldwide, Inc. Class A	20,550	987,839
		68,884,972
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	22,487	306,048
EMCOR Group, Inc. (a)	11,643	699,279
Fluor Corp.	34,398	2,905,599
Foster Wheeler Ltd. (a)	28,616	1,581,892
Granite Construction, Inc.	13,217	771,608
Infrasource Services, Inc. (a)	18,537	454,527
Insituform Technologies, Inc. Class A (a)	21,456	543,695
Integrated Electrical Services, Inc. (a)	13,972	327,643
Jacobs Engineering Group, Inc. (a)	23,003	2,078,091
KBR, Inc. (d)	15,182	345,087
Perini Corp. (a)	13,944	506,028
Quanta Services, Inc. (a)	44,730	1,037,289
Shaw Group, Inc. (a)	31,030	955,103
URS Corp. (a)	26,493	1,101,314
Washington Group International, Inc. (a)	14,800	867,576
		14,480,779

	Shares	Value
Electrical Equipment - 0.6%
A.O. Smith Corp.	4,993	$ 193,079
Active Power, Inc. (a)	10,509	21,859
Acuity Brands, Inc.	16,374	907,120
American Superconductor Corp. (a)(d)	45,910	617,030
AMETEK, Inc.	41,532	1,420,394
AZZ, Inc. (a)	1,433	58,037
Baldor Electric Co.	11,896	433,014
Beacon Power Corp. (a)	362	329
Belden CDT, Inc.	19,397	899,439
C&D Technologies, Inc.	5,300	29,521
Capstone Turbine Corp. (a)	15,524	13,661
Channell Commercial Corp. (a)	800	2,776
Chase Corp.	500	14,775
Cooper Industries Ltd. Class A	36,546	3,352,730
Distributed Energy Systems Corp. (a)(d)	2,200	6,666
Emerson Electric Co.	333,689	14,378,659
Encore Wire Corp. (d)	8,240	213,910
Energy Conversion Devices, Inc. (a)(d)	11,231	338,053
EnerSys (a)	19,892	341,148
Espey Manufacturing & Electronics Corp.	1,488	27,082
Evergreen Solar, Inc. (a)(d)	43,826	433,877
Fiberstars, Inc. (a)	3,941	31,134
First Solar, Inc.	11,506	549,412
Franklin Electric Co., Inc.	6,926	335,634
FuelCell Energy, Inc. (d)	19,175	132,308
General Cable Corp.	19,154	956,742
Genlyte Group, Inc. (a)	12,658	878,339
GrafTech International Ltd. (a)	63,785	503,902
Hubbell, Inc. Class B	23,791	1,149,105
II-VI, Inc. (a)	14,172	438,198
Lamson & Sessions Co. (a)	2,747	82,767
LSI Industries, Inc.	12,688	209,479
MagneTek, Inc. (a)	3,582	18,770
Medis Technologies Ltd. (a)(d)	4,420	75,936
Merrimac Industries, Inc. (a)	500	4,510
Microvision, Inc. (a)(d)	3,976	13,598
Millennium Cell, Inc. (a)	300	300
Misonix, Inc. (a)	3,000	16,350
Nortech Systems, Inc. (a)	1,634	12,680
Peco II, Inc. (a)	1,400	1,330
Plug Power, Inc. (a)(d)	25,662	89,304
Powell Industries, Inc. (a)	3,702	111,652
Power-One, Inc. (a)	23,022	141,816
Regal-Beloit Corp.	18,753	848,386
Rockwell Automation, Inc.	59,415	3,689,077
Roper Industries, Inc.	33,320	1,769,958
SL Industries, Inc. (a)	2,508	32,729
Superior Essex, Inc. (a)	22,525	716,520
Tech/Ops Sevcon, Inc.	2,508	16,929
Thomas & Betts Corp. (a)	20,087	1,020,821
Ultralife Batteries, Inc. (a)	600	5,400
UQM Technologies, Inc. (a)	3,800	17,480
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Valence Technology, Inc. (a)(d)	12,072	$ 20,885
Valpey Fisher Corp. (a)	2,100	7,938
Vicor Corp.	5,067	47,326
Woodward Governor Co.	18,223	759,170
		38,409,044
Industrial Conglomerates - 3.0%
3M Co.	274,116	20,306,513
Carlisle Companies, Inc.	10,329	900,069
General Electric Co.	4,189,414	146,294,337
McDermott International, Inc. (a)	43,776	2,110,003
Raven Industries, Inc.	5,617	162,387
Sequa Corp. Class A	4,149	508,667
Standex International Corp.	6,568	184,955
Teleflex, Inc.	10,990	735,451
Textron, Inc.	42,690	3,939,860
Tredegar Corp.	5,288	117,975
Tyco International Ltd.	815,911	25,154,536
Walter Industries, Inc.	17,984	448,341
		200,863,094
Machinery - 1.8%
3D Systems Corp. (a)(d)	2,508	45,520
A.S.V., Inc. (a)(d)	7,950	124,020
Actuant Corp. Class A	13,509	705,170
AGCO Corp. (a)	31,145	1,129,006
Alamo Group, Inc.	200	4,816
Albany International Corp. Class A	17,700	605,340
American Railcar Industries, Inc.	9,774	299,475
American Science & Engineering, Inc. (a)	4,657	238,252
Astec Industries, Inc. (a)	6,807	261,797
Axsys Technologies, Inc. (a)	1,433	24,332
Badger Meter, Inc.	7,471	220,469
Barnes Group, Inc.	30,587	683,008
Blount International, Inc. (a)	10,035	118,513
Briggs & Stratton Corp.	24,714	722,637
Bucyrus International, Inc. Class A	12,498	636,773
Cascade Corp.	6,065	343,704
Catalytica Energy Systems, Inc. (a)	7,900	14,378
Caterpillar, Inc.	262,600	16,916,692
Chart Industries, Inc.	625	10,619
Circor International, Inc.	868	29,911
CLARCOR, Inc.	14,648	453,942
Columbus McKinnon Corp. (NY Shares) (a)	8,038	186,482
Commercial Vehicle Group, Inc. (a)	19,815	384,213
Crane Co.	16,996	647,378
Cummins, Inc.	18,101	2,437,843
Danaher Corp.	100,290	7,184,776
Deere & Co.	93,757	10,165,134
Donaldson Co., Inc.	29,664	1,063,751
Dover Corp.	84,074	4,017,896

	Shares	Value
Dynamic Materials Corp.	10,162	$ 317,766
Eaton Corp.	58,320	4,724,503
EnPro Industries, Inc. (a)	5,172	196,484
ESCO Technologies, Inc. (a)	14,886	648,881
Federal Signal Corp.	15,349	231,002
Flanders Corp. (a)	9,957	77,764
Flow International Corp. (a)	28,106	340,645
Flowserve Corp. (a)	22,960	1,192,083
Force Protection, Inc. (a)(d)	27,300	444,990
FreightCar America, Inc.	8,359	414,105
Gardner Denver, Inc. (a)	22,940	776,978
Gehl Co. (a)	10,898	276,373
Gorman-Rupp Co.	8,199	236,131
Graco, Inc.	24,037	973,739
Greenbrier Companies, Inc. (d)	4,470	127,440
Harsco Corp.	17,301	1,484,426
Hirsch International Corp. Class A (a)	900	2,250
IDEX Corp.	16,718	869,503
Illinois Tool Works, Inc.	203,018	10,496,031
Ingersoll-Rand Co. Ltd. Class A	120,510	5,219,288
ITT Corp.	73,033	4,325,014
Joy Global, Inc.	45,116	2,000,443
Kadant, Inc. (a)	4,460	104,542
Kaydon Corp.	19,607	850,356
Kennametal, Inc.	14,126	864,511
Lincoln Electric Holdings, Inc.	16,998	1,060,675
Lindsay Corp.	2,491	85,541
Manitowoc Co., Inc.	24,294	1,426,058
Middleby Corp. (a)	4,471	493,062
Milacron, Inc.	2,759	2,097
Miller Industries, Inc. (a)	360	8,154
Mueller Industries, Inc.	10,771	320,976
Mueller Water Products, Inc.:
Class A (d)	28,635	426,662
Class B	29,717	441,000
NACCO Industries, Inc. Class A	2,834	363,971
Navistar International Corp. (a)	35,103	1,423,427
Nordson Corp.	11,937	582,287
Omega Flex, Inc.	300	6,750
Oshkosh Truck Co.	30,183	1,619,318
PACCAR, Inc.	98,864	6,870,059
Pall Corp.	42,679	1,475,840
Parker Hannifin Corp.	44,383	3,656,715
Pentair, Inc.	40,336	1,259,290
RBC Bearings, Inc. (a)	25,395	828,639
Robbins & Myers, Inc.	3,154	123,542
SPX Corp.	25,658	1,793,494
Tecumseh Products Co. Class A (non-vtg.) (a)	21,767	370,474
Tennant Co.	7,549	232,358
Terex Corp.	36,625	2,411,390
Timken Co.	32,405	926,135
Titan International, Inc. (d)	15,739	384,661
Toro Co.	17,685	929,347
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Trinity Industries, Inc.	33,163	$ 1,387,872
Valmont Industries, Inc.	9,529	540,485
Wabash National Corp.	10,432	168,060
Wabtec Corp.	24,838	799,784
Watts Water Technologies, Inc. Class A	14,756	555,711
		119,844,929
Marine - 0.1%
Alexander & Baldwin, Inc.	16,551	817,950
American Commercial Lines, Inc. (a)	16,002	578,152
Eagle Bulk Shipping, Inc.	38,563	771,260
Genco Shipping & Trading Ltd.	756	22,982
Horizon Lines, Inc. Class A	12,977	376,203
Kirby Corp. (a)	17,712	647,196
		3,213,743
Road & Rail - 0.8%
AMERCO (a)	5,493	357,155
Arkansas Best Corp.	5,254	207,375
Avis Budget Group, Inc.	32,265	857,926
Burlington Northern Santa Fe Corp.	148,360	11,748,628
Celadon Group, Inc. (a)	4,374	78,338
Con-way, Inc.	18,026	885,077
Covenant Transport, Inc. Class A (a)	2,866	33,160
CSX Corp.	169,914	6,400,660
Dollar Thrifty Automotive Group, Inc. (a)	11,579	601,297
Florida East Coast Industries, Inc. Class A	7,969	484,914
Genesee & Wyoming, Inc. Class A (a)	14,177	368,035
Heartland Express, Inc.	15,969	263,648
Hertz Global Holdings, Inc.	47,954	1,019,502
J.B. Hunt Transport Services, Inc.	45,257	1,202,026
Kansas City Southern	33,820	1,083,593
Knight Transportation, Inc.	16,053	299,870
Laidlaw International, Inc.	26,632	910,282
Landstar System, Inc.	18,219	814,207
Marten Transport Ltd. (a)	5,037	84,068
Norfolk Southern Corp.	157,925	7,485,645
Old Dominion Freight Lines, Inc. (a)	16,944	527,128
Quality Distribution, Inc. (a)	633	5,444
Ryder System, Inc.	18,769	965,477
Saia, Inc. (a)	3,559	96,947
Swift Transportation Co., Inc.	18,287	563,057
U.S. Xpress Enterprises, Inc. Class A (a)	600	11,574
Union Pacific Corp.	108,082	10,660,128
Werner Enterprises, Inc.	20,088	387,297
YRC Worldwide, Inc. (a)	19,256	837,251
		49,239,709
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,986	49,983
Aircastle Ltd.	9,900	340,857
Applied Industrial Technologies, Inc.	16,649	399,410
Beacon Roofing Supply, Inc. (a)(d)	11,282	187,620

	Shares	Value
BlueLinx Corp.	10,747	$ 127,030
Electro Rent Corp. (a)	2,627	39,957
Fastenal Co.	55,573	1,960,060
GATX Corp.	15,194	701,355
H&E Equipment Services, Inc.	6,730	177,739
Huttig Building Products, Inc. (a)	1,077	6,602
Interline Brands, Inc. (a)	22,560	477,370
Kaman Corp.	4,541	103,580
Lawson Products, Inc.	2,164	84,807
MSC Industrial Direct Co., Inc. Class A	16,354	705,512
NuCo2, Inc. (a)(d)	16,938	415,659
Rush Enterprises, Inc. Class A (a)	8,240	153,017
TAL International Group, Inc.	19,431	465,761
TransDigm Group, Inc.	10,887	347,295
UAP Holding Corp.	16,705	423,806
United Rentals, Inc. (a)	31,929	912,531
W.W. Grainger, Inc.	28,032	2,162,669
Watsco, Inc.	7,213	363,319
WESCO International, Inc. (a)	16,611	1,108,452
Williams Scotsman International, Inc. (a)	20,363	414,591
Willis Lease Finance Corp.	1,200	12,600
		12,141,582
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	7,252	279,202
TOTAL INDUSTRIALS		714,265,734
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 2.3%
3Com Corp. (a)	125,291	484,876
ACE*COMM Corp. (a)	3,806	3,616
ADC Telecommunications, Inc. (a)	45,128	741,002
Adtran, Inc.	21,888	504,081
Alliance Fiber Optic Products, Inc. (a)	2,400	4,824
AltiGen Communications, Inc. (a)	3,200	5,120
Anaren, Inc. (a)	1,791	29,856
Andrew Corp. (a)	78,336	831,928
Applied Innovation, Inc. (a)	1,500	5,010
Arris Group, Inc. (a)	51,378	675,107
Avanex Corp. (a)(d)	34,921	65,302
Avaya, Inc. (a)	175,671	2,157,240
Avici Systems, Inc. (a)	2,866	25,135
Avocent Corp. (a)	18,745	596,653
Aware, Inc. (a)	7,998	43,909
Bel Fuse, Inc. Class B (non-vtg.)	8,180	260,042
Black Box Corp.	7,979	302,245
Blonder Tongue Laboratories, Inc. (a)	3,900	7,449
Blue Coat Systems, Inc. (a)(d)	3,560	115,095
Bookham, Inc. (a)	59,145	154,960
C-COR, Inc. (a)	12,758	174,147
Carrier Access Corp. (a)	3,702	18,325
Ciena Corp. (a)	36,348	1,143,872
Cisco Systems, Inc. (a)	2,442,673	63,362,938
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comarco, Inc. (a)	450	$ 3,605
CommScope, Inc. (a)	26,424	1,016,531
Communications Systems, Inc.	2,718	28,947
Comtech Telecommunications Corp. (a)	6,020	206,787
Corning, Inc. (a)	638,059	13,163,157
Digi International, Inc. (a)	5,248	70,166
Ditech Networks, Inc. (a)	8,447	65,464
Dycom Industries, Inc. (a)	10,536	263,400
EFJ, Inc. (a)	99	626
EMS Technologies, Inc. (a)	2,221	44,487
Entrada Networks, Inc. (a)	150	0
eOn Communications Corp. (a)	620	831
Extreme Networks, Inc. (a)	18,151	80,046
Ezenia!, Inc. (a)	200	440
F5 Networks, Inc. (a)	17,214	1,250,081
Finisar Corp. (a)(d)	146,618	467,711
Foundry Networks, Inc. (a)	59,479	868,393
Glenayre Technologies, Inc. (a)	8,598	22,527
Globecomm Systems, Inc. (a)	3,582	39,868
Harmonic, Inc. (a)	19,419	171,081
Harris Corp.	49,920	2,450,074
Harris Stratex Networks, Inc. (a)	2,134	43,534
Inter-Tel, Inc.	4,060	93,948
InterDigital Communication Corp. (a)	20,298	704,747
ION Networks, Inc. (a)	2,400	240
ISCO International, Inc. (a)	1,800	522
Ixia (a)	18,466	203,495
JDS Uniphase Corp. (a)	90,042	1,459,581
Juniper Networks, Inc. (a)	230,620	4,361,024
KVH Industries, Inc. (a)	1,838	18,454
Lantronix, Inc. (a)	500	780
Loral Space & Communications Ltd. (a)	7,589	353,268
MasTec, Inc. (a)	15,448	177,034
Motorola, Inc.	975,149	18,059,759
MRV Communications, Inc. (a)	19,074	71,909
NETGEAR, Inc. (a)	22,719	614,095
Network Engines, Inc. (a)	2,300	4,807
Network Equipment Technologies, Inc. (a)	4,299	34,005
Nextwave Wireless, Inc. (a)	16,900	196,716
NMS Communications Corp. (a)	2,800	5,236
NumereX Corp. Class A (a)	3,105	30,305
Occam Networks, Inc. (a)	85	1,153
Oplink Communications, Inc. (a)	2,767	45,628
Opnext, Inc.	11,814	199,066
Optelecom Nkf, Inc. (a)	529	5,179
Optical Cable Corp. (a)	656	3,451
Optical Cable Corp. warrants 10/24/07 (a)	762	857
Optical Communication Products, Inc. (a)	6,920	9,757
Packeteer, Inc. (a)	5,266	63,192
Parkervision, Inc. (a)(d)	900	9,819

	Shares	Value
PC-Tel, Inc. (a)	2,627	$ 27,321
Pegasus Wireless Corp. warrants 8/11/08 (a)	1,700	22
Performance Technologies, Inc. (a)	3,463	17,834
Plantronics, Inc.	13,246	271,013
Polycom, Inc. (a)	37,725	1,203,428
Powerwave Technologies, Inc. (a)	39,478	210,023
QUALCOMM, Inc.	664,050	26,747,934
SafeNet, Inc. (a)	7,378	202,526
SCM Microsystems, Inc. (a)	600	2,412
SeaChange International, Inc. (a)	5,553	56,641
Sirenza Microdevices, Inc. (a)(d)	5,417	41,982
Sonus Networks, Inc. (a)	123,339	948,477
SpectraLink Corp. (a)	3,869	45,229
Stratos International, Inc. (a)	1,058	7,882
Sycamore Networks, Inc. (a)	48,461	185,606
Symmetricom, Inc. (a)	9,258	78,323
Tekelec (a)(d)	37,811	471,125
Tellabs, Inc. (a)	155,344	1,628,005
Telular Corp. (a)	2,100	7,350
Terabeam, Inc. (a)	610	1,360
ThinkEngine Networks, Inc. (a)	2,400	6,960
Tollgrade Communications, Inc. (a)	2,548	30,551
Tut Systems, Inc. (a)	1,301	1,483
UTStarcom, Inc. (a)(d)	75,765	700,069
Veramark Technologies, Inc. (a)	2,300	2,369
ViaSat, Inc. (a)	15,135	517,012
Vyyo, Inc. (a)(d)	1,133	4,872
Wave Wireless Corp. (a)	36	0
Wegener Corp. (a)	3,500	3,850
Westell Technologies, Inc. Class A (a)	4,212	9,814
Wi-Tron, Inc. (a)	3,300	132
WJ Communications, Inc. (a)	3,700	5,513
Zhone Technologies, Inc. (a)	34,590	40,124
		152,175,757
Computers & Peripherals - 3.0%
ActivIdentity Corp. (a)	55,312	288,176
Adaptec, Inc. (a)	86,311	315,035
Apple, Inc. (a)	339,271	28,705,719
Astro-Med, Inc.	5,359	58,038
Avid Technology, Inc. (a)(d)	17,053	569,570
Brocade Communications Systems, Inc. (a)	184,581	1,663,075
Concurrent Computer Corp. (a)	11,487	18,149
Cray, Inc. (a)	2,805	37,503
Datalink Corp. (a)	2,627	23,131
Dataram Corp.	3,881	17,465
Dell, Inc. (a)	807,504	18,451,466
Diebold, Inc.	21,091	999,081
Dot Hill Systems Corp. (a)	5,816	20,182
Electronics for Imaging, Inc. (a)	26,182	597,473
EMC Corp. (a)	903,834	12,608,484
Emulex Corp. (a)	30,000	537,000
FOCUS Enhancements, Inc. (a)	5,500	7,425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Gateway, Inc. (a)	77,821	$ 161,089
Hauppauge Digital, Inc. (a)	500	3,505
Hewlett-Packard Co.	1,099,292	43,290,119
Hutchinson Technology, Inc. (a)(d)	11,789	266,667
Hypercom Corp. (a)	9,287	52,657
Imation Corp.	16,714	695,470
InFocus Corp. (a)	6,448	17,603
Innovex, Inc. (a)	1,500	2,850
Intermec, Inc. (a)(d)	17,037	381,629
International Business Machines Corp.	603,805	56,159,903
Interphase Corp. (a)	2,276	25,673
Iomega Corp. (a)	8,216	27,770
Komag, Inc. (a)	11,671	396,697
LaserCard Corp. (a)(d)	2,369	29,826
Lexmark International, Inc. Class A (a)	35,662	2,159,691
MidgardXXI, Inc. (a)	10	0
Mobility Electronics, Inc. (a)(d)	6,906	22,514
MTI Technology Corp. (a)	3,200	2,880
NCR Corp. (a)	68,932	3,184,658
Neoware, Inc. (a)	2,315	27,271
Network Appliance, Inc. (a)	155,997	6,032,404
Novatel Wireless, Inc. (a)	7,031	92,880
Overland Storage, Inc. (a)	2,079	8,524
Palm, Inc. (d)	28,082	464,757
Presstek, Inc. (a)(d)	8,481	49,868
QLogic Corp.	64,738	1,138,741
Quantum Corp. (a)	145,293	358,874
Rackable Systems, Inc. (a)	10,523	183,205
Rimage Corp. (a)	7,000	198,240
SanDisk Corp. (a)(d)	92,331	3,362,695
Scan-Optics, Inc. (a)	300	0
Seagate Technology	238,163	6,406,585
SimpleTech, Inc. (a)(d)	9,195	79,261
Socket Communications, Inc. (a)	3,300	3,366
Stratasys, Inc. (a)(d)	1,800	66,024
Sun Microsystems, Inc. (a)	1,424,355	8,731,296
Synaptics, Inc. (a)	5,137	126,062
Video Display Corp. (a)	3,439	24,623
ViewCast.com, Inc. (a)	13,700	5,754
Western Digital Corp. (a)	90,995	1,744,374
		200,902,977
Electronic Equipment & Instruments - 0.6%
Acacia Research Corp. - Acacia Technologies (a)	35,320	487,769
Advanced Photonix, Inc. Class A (a)(d)	5,286	10,836
Aeroflex, Inc. (a)	42,525	486,061
Aetrium, Inc. (a)	2,400	9,144
Agilent Technologies, Inc. (a)	161,686	5,128,680
Agilysys, Inc.	6,807	142,947
Allied Motion Technologies, Inc. (a)	4,896	29,376
American Technical Ceramics Corp. (a)	2,269	31,630

	Shares	Value
American Technology Corp. (a)	900	$ 3,339
Amphenol Corp. Class A	32,839	2,119,429
Anixter International, Inc. (a)(d)	9,766	605,492
APA Enterprises, Inc. (a)	2,800	3,668
Arrow Electronics, Inc. (a)	42,526	1,629,596
Avnet, Inc. (a)	57,858	2,115,867
AVX Corp.	12,178	186,080
Axcess, Inc. (a)	1,600	2,336
Bell Industries, Inc. (a)	8,598	40,411
Bell Microproducts, Inc. (a)	4,156	28,469
Benchmark Electronics, Inc. (a)	28,779	618,173
Brightpoint, Inc. (a)	11,194	135,112
Broadcast International, Inc. (a)	270	297
CalAmp Corp. (a)	3,621	32,191
Cash Technologies, Inc. (a)	3,400	3,570
CDW Corp.	23,802	1,477,628
Checkpoint Systems, Inc. (a)	15,045	294,280
Chyron Corp. (a)	1,500	1,710
Cogent, Inc. (a)(d)	7,631	86,154
Cognex Corp.	12,621	276,779
Coherent, Inc. (a)	15,649	470,409
Color Kinetics, Inc. (a)(d)	14,745	269,834
CTS Corp.	6,333	85,812
CyberOptics Corp. (a)	850	11,645
Daktronics, Inc.	18,380	490,195
Dolby Laboratories, Inc. Class A (a)	18,157	581,024
DTS, Inc. (a)	18,993	459,441
Echelon Corp. (a)(d)	5,229	49,623
Electro Scientific Industries, Inc. (a)	25,174	541,744
En Pointe Technologies, Inc. (a)	1,400	4,928
Excel Technology, Inc. (a)	12,952	345,948
FARO Technologies, Inc. (a)	4,416	119,188
FLIR Systems, Inc. (a)	29,078	1,010,751
Frequency Electronics, Inc.	500	5,625
Gerber Scientific, Inc. (a)	4,538	47,831
Giga-Tronics, Inc. (a)	3,000	6,000
Global Imaging Systems, Inc. (a)	35,951	721,537
GTSI Corp. (a)	2,376	24,211
IEC Electronics Corp. (a)	100	150
Ingram Micro, Inc. Class A (a)	61,627	1,197,413
InPlay Technologies, Inc. (a)	1,500	2,775
Insight Enterprises, Inc. (a)	30,442	588,139
Iteris, Inc. (a)	1,200	3,144
Itron, Inc. (a)(d)	11,691	755,472
Jabil Circuit, Inc.	79,544	2,125,416
Jaco Electronics, Inc. (a)	1,950	7,371
Keithley Instruments, Inc.	1,433	21,710
KEMET Corp. (a)	62,217	485,293
L-1 Identity Solutions, Inc. (d)	38,528	612,210
LeCroy Corp. (a)	2,030	18,453
LightPath Technologies, Inc. Class A (a)	437	2,259
Littelfuse, Inc. (a)	19,009	700,101
LoJack Corp. (a)	4,299	81,853
Maxwell Technologies, Inc. (a)(d)	1,314	18,146
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
MDI, Inc. (a)	3,700	$ 2,997
Measurement Specialties, Inc. (a)	3,947	91,018
Mechanical Technology, Inc. (a)	4,800	7,728
Mercury Computer Systems, Inc. (a)	3,844	48,896
Merix Corp. (a)	1,450	13,007
Mesa Laboratories, Inc.	2,540	50,470
Methode Electronics, Inc. Class A	6,210	67,130
Mettler-Toledo International, Inc. (a)	17,105	1,477,188
Micronetics, Inc. (a)	1,137	8,300
MOCON, Inc.	2,570	34,695
Molex, Inc.	53,490	1,568,862
MTS Systems Corp.	4,180	157,920
Multi-Fineline Electronix, Inc. (a)	2,695	49,615
National Instruments Corp.	25,922	695,487
Newport Corp. (a)	27,067	483,417
NU Horizons Electronics Corp. (a)	4,122	40,725
OSI Systems, Inc. (a)(d)	2,566	64,150
OYO Geospace Corp. (a)	1,552	105,489
Park Electrochemical Corp.	3,439	96,154
Paxar Corp. (a)	7,601	175,051
PC Connection, Inc. (a)(d)	2,687	44,282
Photon Dynamics, Inc. (a)	2,665	31,447
Planar Systems, Inc. (a)	2,649	23,682
Plexus Corp. (a)	15,464	253,610
RadiSys Corp. (a)	4,060	63,823
Research Frontiers, Inc. (a)(d)	2,000	18,680
Richardson Electronics Ltd.	2,923	26,921
Rofin-Sinar Technologies, Inc. (a)	9,989	600,738
Rogers Corp. (a)	6,618	320,377
Sanmina-SCI Corp. (a)	234,908	871,509
Satcon Technology Corp. (a)(d)	1,200	1,788
ScanSource, Inc.	12,961	358,501
Smart Modular Tech WWH, Inc.	9,803	106,363
Solectron Corp. (a)	375,880	1,210,334
Spectrum Control, Inc. (a)	1,791	18,985
Staktek Holdings, Inc. (a)	558	2,271
StockerYale, Inc. (a)	1,200	1,860
Sunpower Corp. Class A (a)(d)	17,443	755,282
Super Vision International, Inc. Class A (a)	2,100	8,631
SYNNEX Corp. (a)	6,678	126,214
Tech Data Corp. (a)	23,430	873,470
Technitrol, Inc.	21,812	479,646
Tektronix, Inc.	35,693	1,021,177
Trimble Navigation Ltd. (a)	39,036	1,032,893
TTM Technologies, Inc. (a)	8,779	99,554
Universal Display Corp. (a)(d)	2,866	37,315
Vishay Intertechnology, Inc. (a)	57,778	823,337
X-Rite, Inc.	3,224	38,075

	Shares	Value
Zones, Inc. (a)	4,777	$ 45,811
Zygo Corp. (a)	1,433	22,914
		42,410,464
Internet Software & Services - 1.4%
24/7 Real Media, Inc. (a)	33,567	323,586
Akamai Technologies, Inc. (a)(d)	63,697	3,284,854
aQuantive, Inc. (a)(d)	26,398	668,925
Ariba, Inc. (a)	18,248	169,889
Art Technology Group, Inc. (a)	14,909	32,353
Autobytel, Inc. (a)	6,680	26,052
Bankrate, Inc. (a)(d)	3,680	149,371
Chordiant Software, Inc. (a)	6,787	62,101
CMGI, Inc. (a)	112,423	173,131
CNET Networks, Inc. (a)	69,923	613,924
Communication Intelligence Corp. (a)	3,800	1,083
Corillian Corp. (a)	2,171	10,855
CyberSource Corp. (a)	3,344	40,864
DealerTrack Holdings, Inc. (a)	17,942	519,421
deltathree, Inc. (a)	500	790
Digital River, Inc. (a)	15,878	879,482
DSL.net, Inc. (a)	1,895	23
EarthLink, Inc. (a)	39,703	282,685
eBay, Inc. (a)	426,046	13,659,035
eCollege.com (a)(d)	12,580	218,640
eGain Communications Corp. (a)	500	575
Elcom International, Inc. (a)	2,200	198
Entrust, Inc. (a)	9,434	40,849
Equinix, Inc. (a)(d)	10,569	873,739
Google, Inc. Class A (sub. vtg.) (a)	89,631	40,284,653
Greenfield Online, Inc. (a)	3,702	55,197
I-Many, Inc. (a)	5,700	10,659
iBasis, Inc. (a)	13,800	139,380
InfoSpace, Inc. (a)	22,445	511,746
Innodata Isogen, Inc. (a)	10,986	28,014
Internap Network Services Corp. (a)	9,958	187,410
Internet America, Inc. (a)	4,200	1,134
Internet Capital Group, Inc. (a)	38,165	436,608
Internet Commerce Corp. Class A (a)	600	1,500
Interwoven, Inc. (a)	7,104	108,123
iPass, Inc. (a)(d)	26,101	133,115
j2 Global Communications, Inc. (a)	12,515	300,861
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	10,272
Keynote Systems, Inc. (a)	20,911	274,143
LookSmart Ltd. (a)	2,241	9,704
LoopNet, Inc.	612	10,263
LQ Corp., Inc. (a)	574	689
Marchex, Inc. Class B (d)	7,407	99,846
MIVA, Inc. (a)	3,079	12,870
NaviSite, Inc. (a)	344	2,233
NetRatings, Inc. (a)	3,911	81,075
NIC, Inc.	5,017	26,540
Omniture, Inc. (d)	22,045	342,800
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
On2.Com, Inc. (a)(d)	22,666	$ 26,746
Onstream Media Corp. (a)	206	618
Openwave Systems, Inc. (a)(d)	28,230	230,357
Optio Software, Inc. (a)	3,000	4,920
Prescient Applied Intel, Inc. (a)	120	12
RealNetworks, Inc. (a)	49,719	405,707
S1 Corp. (a)	8,338	43,191
Saba Software, Inc. (a)	3,088	22,419
SAVVIS, Inc. (a)	8,287	356,092
Selectica, Inc. (a)	6,434	12,482
SonicWALL, Inc. (a)	15,630	136,294
Supportsoft, Inc. (a)	12,011	71,225
Switch & Data Facilities Co., Inc.	3,400	66,232
Terremark Worldwide, Inc. (a)(d)	7,893	62,670
The Knot, Inc. (a)(d)	15,066	356,160
The Sedona Corp. (a)	6,100	1,037
TheStreet.com, Inc.	4,299	47,934
Tumbleweed Communications Corp. (a)	1,858	6,484
United Online, Inc.	21,373	281,055
ValueClick, Inc. (a)	51,354	1,360,881
VeriSign, Inc. (a)	100,851	2,551,530
Vignette Corp. (a)	23,657	422,041
Vitria Technology, Inc. (a)	2,487	6,864
Web.com, Inc. (a)	1,108	5,762
WebEx Communications, Inc. (a)	21,597	937,958
webMethods, Inc. (a)	51,138	347,227
Websense, Inc. (a)	27,212	619,345
WebSideStory, Inc. (a)(d)	23,973	304,457
WorldGate Communications, Inc. (a)	1,300	1,469
Yahoo!, Inc. (a)	518,657	16,005,755
Zix Corp. (a)	10,905	18,539
		89,814,723
IT Services - 1.4%
Accenture Ltd. Class A	215,115	7,679,606
Acxiom Corp.	20,424	436,257
Affiliated Computer Services, Inc. Class A (a)	41,380	2,150,519
Affinity Technology Group, Inc. (a)	10,600	1,590
Alliance Data Systems Corp. (a)	26,541	1,585,825
Answerthink, Inc. (a)	2,704	8,734
Applied Digital Solutions, Inc. (a)	2,397	3,883
Automatic Data Processing, Inc.	219,591	10,933,436
BearingPoint, Inc. (a)	87,831	702,648
CACI International, Inc. Class A (a)	8,733	406,085
Carreker Corp. (a)	5,410	43,172
Ceridian Corp. (a)	51,620	1,683,844
CheckFree Corp. (a)	30,738	1,165,585
Ciber, Inc. (a)	8,945	62,883
Cognizant Technology Solutions Corp. Class A (a)	56,538	5,099,728

	Shares	Value
Computer Horizons Corp. (a)	6,329	$ 29,556
Computer Sciences Corp. (a)	69,464	3,676,730
Convergys Corp. (a)	56,164	1,444,538
Covansys Corp. (a)	1,499	36,965
CSG Systems International, Inc. (a)	20,682	510,018
CSP, Inc. (a)	4,299	38,691
Direct Insite Corp. (a)	40	42
DST Systems, Inc. (a)	18,616	1,310,939
Edgewater Technology, Inc. (a)	3,344	26,016
eFunds Corp. (a)	13,981	351,063
Electronic Data Systems Corp.	198,171	5,552,751
eLoyalty Corp.	5,011	102,074
ePresence, Inc.	600	0
Euronet Worldwide, Inc. (a)(d)	13,770	376,334
Fidelity National Information Services, Inc.	109,357	5,024,954
First Data Corp.	315,594	8,057,115
Fiserv, Inc. (a)	63,833	3,380,596
Forrester Research, Inc. (a)	9,538	255,905
Gartner, Inc. Class A (a)	26,398	558,582
Gevity HR, Inc.	5,103	101,652
Global Cash Access Holdings, Inc. (a)	20,102	309,169
Global Payments, Inc.	31,439	1,209,458
Heartland Payment Systems, Inc. (d)	15,286	380,927
Hewitt Associates, Inc. Class A (a)	48,424	1,453,688
iGate Corp. (a)	5,233	35,427
Infocrossing, Inc. (a)(d)	15,112	236,201
Inforte Corp. (a)	640	2,253
infoUSA, Inc.	16,201	166,384
Integral Systems, Inc.	4,431	109,756
Iron Mountain, Inc. (a)	70,412	1,960,974
Keane, Inc. (a)	10,380	142,414
Lightbridge, Inc. (a)	4,958	80,022
Lionbridge Technologies, Inc. (a)	21,896	117,582
ManTech International Corp. Class A (a)	8,762	301,851
Mastercard, Inc. Class A	23,623	2,531,913
Maximus, Inc.	17,751	535,015
MoneyGram International, Inc.	38,044	1,143,603
MPS Group, Inc. (a)	30,809	441,185
New Century Equity Holdings Corp.	1,200	324
Paychex, Inc.	131,216	5,331,306
Perot Systems Corp. Class A (a)	26,837	451,398
PFSweb, Inc. (a)	9,924	9,828
RightNow Technologies, Inc. (a)	665	11,086
Sabre Holdings Corp. Class A	49,260	1,592,576
Safeguard Scientifics, Inc. (a)	143,814	406,994
Sapient Corp. (a)	39,014	243,447
SI International, Inc. (a)	2,710	75,934
SM&A (a)	4,601	33,173
SRA International, Inc. Class A (a)	17,782	421,433
StarTek, Inc.	2,269	23,212
Storage Engine, Inc. (a)	434	4
Sykes Enterprises, Inc. (a)	7,284	116,835
Syntel, Inc.	6,687	239,930
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
TALX Corp.	17,808	$ 606,006
Technology Solutions Co. (a)	455	3,599
The BISYS Group, Inc. (a)	51,744	679,916
The Management Network Group, Inc. (a)	1,200	2,292
The Western Union Co.	302,193	6,548,522
TNS, Inc. (a)	21,195	355,652
Total System Services, Inc. (d)	22,550	704,011
TSR, Inc.	100	426
Tyler Technologies, Inc. (a)	7,594	103,506
Unisys Corp. (a)	131,891	1,119,755
VeriFone Holdings, Inc. (a)	19,607	765,653
Wright Express Corp. (a)	23,382	665,919
		94,468,875
Office Electronics - 0.1%
Xerox Corp.	389,243	6,722,227
Zebra Technologies Corp. Class A (a)	31,763	1,258,132
		7,980,359
Semiconductors & Semiconductor Equipment - 2.6%
8X8, Inc. (a)	1,000	1,420
Actel Corp. (a)	4,572	76,535
Advanced Analogic Technologies, Inc. (a)	28,971	188,022
Advanced Energy Industries, Inc. (a)	21,532	433,654
Advanced Micro Devices, Inc. (a)(d)	214,617	3,232,132
AEHR Test Systems (a)	3,637	21,495
Agere Systems, Inc. (a)	67,254	1,473,535
Altera Corp. (a)	143,080	3,020,419
AMIS Holdings, Inc. (a)	47,864	542,299
Amkor Technology, Inc. (a)	33,706	388,630
Amtech Systems, Inc. (a)	4,180	29,427
ANADIGICS, Inc. (a)(d)	46,131	563,260
Analog Devices, Inc.	156,064	5,657,320
Applied Materials, Inc.	549,670	10,207,372
Applied Micro Circuits Corp. (a)	178,361	690,257
Asyst Technologies, Inc. (a)	6,605	46,631
Atheros Communications, Inc. (a)	20,760	524,605
Atmel Corp. (a)	159,639	884,400
ATMI, Inc. (a)	20,924	695,514
Axcelis Technologies, Inc. (a)	26,723	194,543
AXT, Inc. (a)	6,090	29,902
Broadcom Corp. Class A (a)	173,918	5,928,865
Brooks Automation, Inc. (a)	54,086	839,956
Cabot Microelectronics Corp. (a)	8,009	262,135
California Micro Devices Corp. (a)	1,400	7,168
Centillium Communications, Inc. (a)	3,503	6,796
Ceva, Inc. (a)	3,705	26,787
Cirrus Logic, Inc. (a)	72,913	632,156
Cohu, Inc.	4,269	79,574
Conexant Systems, Inc. (a)	158,040	314,500
Credence Systems Corp. (a)	36,936	167,689

	Shares	Value
Cree, Inc. (a)(d)	26,760	$ 470,976
Cymer, Inc. (a)	12,474	518,419
Cypress Semiconductor Corp. (a)	64,504	1,225,576
Diodes, Inc. (a)	5,180	194,457
DSP Group, Inc. (a)	29,152	600,240
Electroglas, Inc. (a)(d)	5,581	13,339
EMCORE Corp. (a)	3,401	15,236
Entegris, Inc. (a)	50,797	565,879
ESS Technology, Inc. (a)	6,403	8,068
Exar Corp. (a)	7,046	94,769
Fairchild Semiconductor International, Inc. (a)	50,510	945,042
FEI Co. (a)	16,764	549,859
FormFactor, Inc. (a)	13,381	572,038
FSI International, Inc. (a)	5,015	25,677
Genesis Microchip, Inc. (a)	9,025	71,749
Hi/fn, Inc. (a)	1,922	10,513
Hittite Microwave Corp. (a)	10,757	451,149
Ibis Technology Corp. (a)(d)	2,229	3,054
Integrated Device Technology, Inc. (a)	67,233	1,090,519
Integrated Silicon Solution, Inc. (a)	5,041	30,397
Intel Corp.	2,318,301	46,018,275
International Rectifier Corp. (a)	25,130	1,078,580
Intersil Corp. Class A	52,088	1,377,728
Intest Corp. (a)	2,530	10,474
Intevac, Inc. (a)	15,683	427,675
IXYS Corp. (a)	4,418	45,726
KLA-Tencor Corp.	78,507	4,061,952
Kopin Corp. (a)	11,225	40,522
Kulicke & Soffa Industries, Inc. (a)	9,508	90,326
Lam Research Corp. (a)	53,512	2,389,846
Lattice Semiconductor Corp. (a)	25,736	158,534
Leadis Technology, Inc. (a)	8,517	34,409
Linear Technology Corp.	127,495	4,231,559
LSI Logic Corp. (a)(d)	170,872	1,732,642
LTX Corp. (a)	9,783	60,850
Marvell Technology Group Ltd. (a)	179,869	3,690,912
Mattson Technology, Inc. (a)	8,822	77,722
Maxim Integrated Products, Inc.	127,843	4,186,858
MEMC Electronic Materials, Inc. (a)	65,820	3,394,337
Micrel, Inc. (a)	15,707	183,144
Micro Component Technology, Inc. (a)	4,500	810
Microchip Technology, Inc.	91,090	3,242,804
Micron Technology, Inc. (a)	285,363	3,384,405
Microsemi Corp. (a)	27,037	547,770
Microtune, Inc. (a)	70,701	313,205
Mindspeed Technologies, Inc. (a)	30,106	73,158
MIPS Technologies, Inc. (a)	7,762	72,342
MKS Instruments, Inc. (a)	15,509	374,077
MoSys, Inc. (a)(d)	5,107	39,681
Nanometrics, Inc. (a)	800	6,112
National Semiconductor Corp.	124,736	3,195,736
NeoMagic Corp. (a)	200	738
Netlogic Microsystems, Inc. (a)(d)	7,321	182,586
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	44,722	$ 1,440,048
NVIDIA Corp.	147,306	4,566,486
Omnivision Technologies, Inc. (a)(d)	17,309	224,325
ON Semiconductor Corp. (a)	107,226	1,052,959
PDF Solutions, Inc. (a)	5,015	57,121
Pericom Semiconductor Corp. (a)	5,374	54,385
Photronics, Inc. (a)	15,942	245,826
Pixelworks, Inc. (a)	6,687	12,906
PLX Technology, Inc. (a)	4,640	46,539
PMC-Sierra, Inc. (a)(d)	93,108	628,479
QuickLogic Corp. (a)	5,724	15,111
Rambus, Inc. (a)(d)	45,568	907,715
Ramtron International Corp. (a)	5,613	14,313
RF Micro Devices, Inc. (a)	71,665	571,887
Rudolph Technologies, Inc. (a)	4,324	70,481
Semitool, Inc. (a)	5,613	73,025
Semtech Corp. (a)	44,783	641,740
Sigma Designs, Inc. (a)(d)	14,725	415,098
SigmaTel, Inc. (a)	4,765	16,916
Silicon Image, Inc. (a)	21,715	191,309
Silicon Laboratories, Inc. (a)	15,999	483,170
Silicon Storage Technology, Inc. (a)	22,297	118,174
SiRF Technology Holdings, Inc. (a)(d)	18,743	535,862
Skyworks Solutions, Inc. (a)	76,048	501,917
Spansion, Inc. Class A (a)	29,375	357,200
SRS Labs, Inc. (a)	3,224	36,141
Standard Microsystems Corp. (a)	15,940	455,406
Supertex, Inc. (a)	2,545	104,472
Tegal Corp. (a)	508	2,489
Teradyne, Inc. (a)	72,864	1,174,568
Tessera Technologies, Inc. (a)	22,178	896,435
Texas Instruments, Inc.	596,523	18,468,352
Therma-Wave, Inc. (a)	5,400	8,586
Transmeta Corp. (a)	22,689	16,336
Transwitch Corp. (a)	17,260	23,474
Trident Microsystems, Inc. (a)	25,747	569,266
Trio-Tech International	4,299	61,261
TriQuint Semiconductor, Inc. (a)	118,241	591,205
Tvia, Inc. (a)	6,300	2,533
Ultratech, Inc. (a)	4,385	58,057
Varian Semiconductor Equipment Associates, Inc. (a)	18,537	885,883
Veeco Instruments, Inc. (a)	5,015	98,244
Virage Logic Corp. (a)	3,759	30,749
Volterra Semiconductor Corp. (a)(d)	6,029	84,888
White Electronic Designs Corp. (a)	3,800	25,650
Xilinx, Inc.	137,630	3,526,081
Zoran Corp. (a)	21,434	353,018
		170,065,535
Software - 3.1%
Activision, Inc. (a)	127,164	2,126,182

	Shares	Value
Actuate Corp. (a)	5,850	$ 31,005
Adept Technology, Inc. (a)	680	4,876
Adobe Systems, Inc. (a)	234,530	9,205,303
Advent Software, Inc. (a)	4,896	177,235
Agile Software Corp. (a)	27,269	174,794
Altiris, Inc. (a)	4,459	145,096
American Software, Inc. Class A	4,418	32,472
Analytical Surveys, Inc. (a)	20	10
Ansoft Corp. (a)	1,194	37,002
Ansys, Inc. (a)	11,482	585,812
Applix, Inc. (a)	3,105	37,571
ARI Network Services, Inc. (a)	2,800	5,880
Aspen Technology, Inc. (a)	34,011	408,132
Atari, Inc. (a)	3,436	17,558
Authentidate Holding Corp. (a)	1,900	3,040
Autodesk, Inc. (a)	88,118	3,626,056
BEA Systems, Inc. (a)	141,982	1,693,845
Bitstream, Inc. Class A (a)	6,051	42,841
Blackbaud, Inc.	30,457	696,856
Blackboard, Inc. (a)	20,402	680,611
BMC Software, Inc. (a)	73,832	2,278,456
Borland Software Corp. (a)(d)	26,015	135,018
Bottomline Technologies, Inc. (a)	1,672	20,465
BSQUARE Corp. (a)	300	1,281
CA, Inc.	173,575	4,521,629
Cadence Design Systems, Inc. (a)(d)	106,842	2,130,429
CAM Commerce Solutions, Inc.	2,747	68,263
Captaris, Inc. (a)	8,598	53,394
Catapult Communications Corp. (a)	1,791	18,179
Citrix Systems, Inc. (a)	70,097	2,257,123
Compuware Corp. (a)	149,829	1,370,935
Concur Technologies, Inc. (a)	23,704	383,294
Convera Corp. Class A (a)(d)	2,323	7,108
Datawatch Corp. (a)	2,268	7,031
Digimarc Corp. (a)	1,730	18,788
Dynamics Research Corp. (a)	2,841	28,666
Electronic Arts, Inc. (a)	117,899	5,944,468
Embarcadero Technologies, Inc. (a)	2,866	17,597
Epicor Software Corp. (a)	10,026	134,950
EPIQ Systems, Inc. (a)(d)	3,759	66,647
ePlus, Inc. (a)	1,200	12,888
eSpeed, Inc. Class A (a)	5,678	48,320
FactSet Research Systems, Inc.	18,006	1,095,845
Fair, Isaac & Co., Inc.	24,213	945,033
FalconStor Software, Inc. (a)	3,941	39,607
GraphOn Corp. (a)	4,200	722
GSE Systems, Inc. (a)	452	3,245
Hyperion Solutions Corp. (a)	28,072	1,202,604
i2 Technologies, Inc. (a)(d)	13,978	332,816
Informatica Corp. (a)	51,545	668,023
Interactive Intelligence, Inc. (a)	2,508	37,093
Intervoice, Inc. (a)	13,560	87,055
Intuit, Inc. (a)	132,280	3,903,583
Jack Henry & Associates, Inc.	32,852	770,708
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
JDA Software Group, Inc. (a)	26,690	$ 396,613
Kronos, Inc. (a)	19,286	761,797
Lawson Software, Inc. (a)(d)	77,423	613,190
Macrovision Corp. (a)	27,780	685,333
Magma Design Automation, Inc. (a)	5,493	55,369
Manhattan Associates, Inc. (a)	9,371	260,701
MapInfo Corp. (a)	27,813	389,382
McAfee, Inc. (a)	61,622	1,856,055
Mentor Graphics Corp. (a)	24,936	421,169
MICROS Systems, Inc. (a)	16,242	905,654
Microsoft Corp.	3,514,996	99,017,437
MicroStrategy, Inc. Class A (a)	4,892	616,734
Midway Games, Inc. (a)(d)	8,708	58,779
Mobius Management Systems, Inc. (a)	6,846	48,880
Moldflow Corp. (a)	3,162	44,900
MSC.Software Corp. (a)	20,093	270,251
Napster, Inc. (a)	4,053	15,766
NAVTEQ Corp. (a)	38,381	1,226,657
NetManage, Inc. (a)	1,157	6,016
NetScout Systems, Inc. (a)	9,157	79,025
NetSol Technologies, Inc. (a)	20	33
Novell, Inc. (a)	129,505	857,323
Nuance Communications, Inc. (a)(d)	61,035	859,983
Opnet Technologies, Inc. (a)	5,444	77,087
Opsware, Inc. (a)(d)	29,811	220,005
Oracle Corp. (a)	1,609,346	26,441,555
Parametric Technology Corp. (a)	48,969	933,839
Peerless Systems Corp. (a)	200	410
Pegasystems, Inc.	4,263	37,685
Pervasive Software, Inc. (a)	4,889	19,752
Phoenix Technologies Ltd. (a)	3,582	22,280
Plato Learning, Inc. (a)	2,149	10,960
Progress Software Corp. (a)	14,011	393,009
QAD, Inc.	4,871	40,770
Quality Systems, Inc. (d)	4,313	176,531
Quest Software, Inc. (a)	17,355	283,234
Quovadx, Inc. (a)	9,015	23,709
Radiant Systems, Inc. (a)	3,224	38,688
Red Hat, Inc. (a)	77,044	1,729,638
Renaissance Learning, Inc.	5,254	70,929
Salesforce.com, Inc. (a)	27,900	1,206,954
SCO Group, Inc. (a)	3,132	3,226
Secure Computing Corp. (a)	5,635	48,348
Smith Micro Software, Inc. (a)	4,403	59,396
Sonic Foundry, Inc. (a)	1,800	6,894
Sonic Solutions, Inc. (a)	21,391	310,811
SPSS, Inc. (a)	15,192	525,187
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	5,940
Sybase, Inc. (a)	33,410	834,916
Symantec Corp. (a)	383,760	6,562,296

	Shares	Value
Synopsys, Inc. (a)	60,758	$ 1,554,190
Synplicity, Inc. (a)	300	1,908
Take-Two Interactive Software, Inc. (a)(d)	40,097	713,727
TenFold Corp. (a)	2,690	1,291
THQ, Inc. (a)	26,897	866,352
TIBCO Software, Inc. (a)	66,897	605,418
Transaction Systems Architects, Inc. Class A (a)	14,442	509,803
Ultimate Software Group, Inc. (a)	6,598	175,771
VA Software Corp. (a)	13,735	59,198
Vasco Data Security International, Inc. (a)	22,415	394,280
Versant Corp. (a)	320	5,821
Vertical Communications, Inc. (a)	533	506
Voxware, Inc. (a)	63	183
Wave Systems Corp. Class A (a)	700	1,596
Wayside Technology Group, Inc.	1,433	21,853
Wind River Systems, Inc. (a)	35,161	365,674
Witness Systems, Inc. (a)	21,270	566,420
		203,718,527
TOTAL INFORMATION TECHNOLOGY		961,537,217
MATERIALS - 3.4%
Chemicals - 1.7%
A. Schulman, Inc.	16,718	352,583
Air Products & Chemicals, Inc.	85,046	6,363,142
Airgas, Inc.	28,629	1,181,519
Albemarle Corp.	13,482	1,103,502
American Pacific Corp. (a)	800	8,256
American Vanguard Corp. (d)	9,611	165,886
Arch Chemicals, Inc.	11,254	345,723
Ashland, Inc.	24,129	1,582,380
Atlantis Plastics, Inc. Class A (a)	600	1,794
Bairnco Corp.	800	10,832
Balchem Corp.	2,014	29,827
Cabot Corp.	29,397	1,314,634
Calgon Carbon Corp. (a)(d)	3,582	24,358
Celanese Corp. Class A	48,674	1,391,103
CF Industries Holdings, Inc.	26,664	1,030,830
Chemtura Corp.	109,513	1,257,209
Cytec Industries, Inc.	12,647	743,897
Dow Chemical Co.	393,305	17,226,759
E.I. du Pont de Nemours & Co.	375,987	19,081,340
Eastman Chemical Co.	30,213	1,786,193
Ecolab, Inc.	66,815	2,826,275
Eden Bioscience Corp. (a)	2,790	2,483
Ferro Corp.	18,316	388,299
FMC Corp.	13,624	1,002,318
Georgia Gulf Corp.	20,139	386,266
H.B. Fuller Co.	28,660	715,640
Hawkins, Inc.	6,199	98,874
Hercules, Inc. (a)	39,866	803,699
Huntsman Corp.	41,802	854,851
International Flavors & Fragrances, Inc.	29,121	1,362,863
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Koppers Holdings, Inc.	8,700	$ 213,411
Kronos Worldwide, Inc.	87	2,970
Landec Corp. (a)	21,495	287,603
LESCO, Inc. (a)	3,491	50,096
Lubrizol Corp.	21,958	1,141,816
Lyondell Chemical Co.	90,429	2,881,068
MacDermid, Inc.	5,682	196,654
Material Sciences Corp. (a)	1,552	16,715
Minerals Technologies, Inc.	8,660	535,967
Monsanto Co.	220,521	11,619,251
Nalco Holding Co.	49,849	1,191,391
Nanophase Technologies Corp. (a)(d)	4,415	26,313
NewMarket Corp.	8,586	376,840
NL Industries, Inc.	6,360	69,833
Olin Corp.	40,214	695,702
OM Group, Inc. (a)	16,631	842,693
OMNOVA Solutions, Inc. (a)	3,702	22,508
Penford Corp.	600	12,414
Pioneer Companies, Inc. (a)	5,971	185,101
PolyOne Corp. (a)	34,189	229,408
PPG Industries, Inc.	62,657	4,151,026
Praxair, Inc.	128,078	7,901,132
Quaker Chemical Corp.	836	19,688
Rockwood Holdings, Inc. (a)	19,618	534,591
Rohm & Haas Co.	58,233	3,078,196
RPM International, Inc.	44,332	1,037,369
Sensient Technologies Corp.	13,223	323,831
Sigma Aldrich Corp.	51,131	2,096,371
Spartech Corp.	13,865	367,145
Stepan Co.	836	22,614
Symyx Technologies, Inc. (a)	19,320	322,837
Terra Industries, Inc.	47,555	829,835
The Mosaic Co.	61,464	1,563,644
The Scotts Miracle-Gro Co. Class A	16,958	748,017
Tronox, Inc. Class A	31,374	478,767
Valspar Corp.	39,915	1,082,096
W.R. Grace & Co. (a)(d)	15,584	383,990
Wellman, Inc.	2,274	7,186
Westlake Chemical Corp.	10,398	309,133
Zoltek Companies, Inc. (a)(d)	13,761	406,775
		109,705,332
Construction Materials - 0.1%
Eagle Materials, Inc.	21,380	990,322
Florida Rock Industries, Inc.	21,199	1,428,389
Headwaters, Inc. (a)(d)	13,170	310,417
Martin Marietta Materials, Inc.	16,347	2,048,606
Texas Industries, Inc.	10,089	799,150
U.S. Concrete, Inc. (a)	30,514	266,692
Vulcan Materials Co.	33,459	3,897,639
		9,741,215

	Shares	Value
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	716	$ 32,449
Aptargroup, Inc.	15,424	1,014,899
Ball Corp.	40,637	1,881,493
Bemis Co., Inc.	35,746	1,184,265
Caraustar Industries, Inc. (a)	6,248	49,172
Chesapeake Corp.	13,027	201,007
Crown Holdings, Inc. (a)	66,968	1,529,549
Graphic Packaging Corp. (a)	22,196	106,541
Greif Brothers Corp. Class A	8,261	970,089
MOD-PAC Corp. (sub. vtg.) (a)	1,150	12,857
Myers Industries, Inc.	14,920	254,088
Owens-Illinois, Inc.	62,709	1,489,966
Packaging Corp. of America	29,091	712,730
Pactiv Corp. (a)	53,596	1,725,791
Rock-Tenn Co. Class A	21,495	697,943
Sealed Air Corp.	30,779	1,983,399
Silgan Holdings, Inc.	7,643	376,112
Smurfit-Stone Container Corp.	115,579	1,426,245
Sonoco Products Co.	30,710	1,136,884
Temple-Inland, Inc.	40,018	2,393,076
		19,178,555
Metals & Mining - 1.0%
A.M. Castle & Co.	9,744	280,627
AK Steel Holding Corp. (a)	49,292	1,140,124
Alcoa, Inc.	361,329	12,072,002
Allegheny Technologies, Inc.	35,681	3,655,518
Amcol International Corp.	4,569	129,531
Brush Engineered Materials, Inc. (a)	5,620	251,888
Carpenter Technology Corp.	10,169	1,205,535
Century Aluminum Co. (a)	7,523	342,522
Chaparral Steel Co.	15,402	767,482
Cleveland-Cliffs, Inc.	13,984	788,698
Coeur d'Alene Mines Corp. (a)	91,517	413,657
Commercial Metals Co.	47,831	1,317,266
Compass Minerals International, Inc.	13,248	432,812
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	78,842	4,526,319
Gibraltar Industries, Inc.	13,833	321,617
Hecla Mining Co.	61,413	472,880
Kaiser Aluminum Corp. (a)	5,374	363,712
Meridian Gold, Inc. (a)	34,222	938,687
Metal Management, Inc.	11,942	478,158
Newmont Mining Corp.	187,878	8,467,661
NN, Inc.	14,100	166,803
Northwest Pipe Co. (a)	12,239	447,703
Nucor Corp.	106,449	6,479,551
Phelps Dodge Corp.	80,156	10,012,286
Quanex Corp.	13,123	512,978
Reliance Steel & Aluminum Co.	19,737	901,191
Royal Gold, Inc. (d)	8,028	265,727
RTI International Metals, Inc. (a)	9,156	789,980
Ryerson Tull, Inc. (d)	18,740	644,656
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Schnitzer Steel Industries, Inc. Class A	7,674	$ 288,005
Southern Copper Corp.	29,889	2,104,186
Steel Dynamics, Inc.	30,748	1,160,430
Steel Technologies, Inc.	3,105	91,039
Stillwater Mining Co. (a)	19,745	251,354
Synalloy Corp.	700	17,185
Titanium Metals Corp.	25,698	896,860
United States Steel Corp.	46,552	4,125,438
Universal Stainless & Alloy Products, Inc. (a)	3,224	149,336
Wheeling Pittsburgh Corp. (a)	2,763	68,384
Worthington Industries, Inc. (d)	27,749	552,760
		68,292,548
Paper & Forest Products - 0.3%
Bowater, Inc.	21,552	521,127
Buckeye Technologies, Inc. (a)	7,804	99,267
Deltic Timber Corp.	2,846	147,480
Glatfelter	16,157	274,184
International Paper Co.	179,418	6,460,842
Louisiana-Pacific Corp.	46,304	955,715
MeadWestvaco Corp.	76,983	2,344,132
Neenah Paper, Inc.	13,013	482,782
Pope & Talbot, Inc. (a)	1,500	11,850
Schweitzer-Mauduit International, Inc.	6,659	158,884
Wausau-Mosinee Paper Corp.	43,208	625,220
Weyerhaeuser Co. (d)	93,006	7,986,425
		20,067,908
TOTAL MATERIALS		226,985,558
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.4%
Alaska Communication Systems Group, Inc.	42,393	620,210
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	2,521,457	92,789,618
C2 Global Technologies, Inc. (a)	450	360
Cbeyond, Inc.	10,719	333,039
CenturyTel, Inc.	43,474	1,945,462
Cincinnati Bell, Inc.	73,110	334,113
Citizens Communications Co.	127,107	1,915,502
Cogent Communications Group, Inc. (a)	22,164	500,020
Commonwealth Telephone Enterprises, Inc.	21,385	913,567
Consolidated Communications Holdings, Inc.	1,892	38,559
Covad Communications Group, Inc. (a)(d)	40,529	48,635
CT Communications, Inc.	15,557	366,678
D&E Communications, Inc.	3,344	43,974
Embarq Corp.	58,537	3,240,023

	Shares	Value
FairPoint Communications, Inc.	4,350	$ 83,085
Fonix Corp. (a)	465	1
General Communications, Inc. Class A (a)	26,997	400,366
Global Crossing Ltd. (a)(d)	5,019	142,690
HickoryTech Corp.	540	3,845
Hungarian Telephone & Cable Corp. (a)	4,924	91,094
IDT Corp. Class B (a)	39,891	520,976
Iowa Telecommunication Services, Inc.	13,345	267,300
Level 3 Communications, Inc. (a)	421,178	2,767,139
Moscow CableCom Corp. (a)	2,030	25,375
NeuStar, Inc. Class A (a)	31,107	995,424
North Pittsburgh Systems, Inc.	2,555	55,341
Premiere Global Services, Inc. (a)	22,726	236,805
Qwest Communications International, Inc. (a)	616,226	5,472,087
Shenandoah Telecommunications Co.	2,149	94,728
SureWest Communications	9,983	238,394
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	55,642	1,224,680
U.S. LEC Corp. Class A (a)	3,344	34,042
Verizon Communications, Inc.	1,166,447	43,660,111
Vonage Holdings Corp. (d)	6,797	35,344
Windstream Corp.	173,694	2,614,095
XETA Technologies, Inc. (a)	2,000	6,040
		162,058,722
Wireless Telecommunication Services - 0.8%
ALLTEL Corp.	149,600	9,064,264
American Tower Corp. Class A (a)	168,007	6,508,591
Centennial Communications Corp. Class A	23,517	185,314
Crown Castle International Corp. (a)	92,401	3,027,057
Dobson Communications Corp. Class A	77,017	683,911
FiberTower Corp. (a)(d)	27,468	146,404
GoAmerica, Inc. (a)	30	227
InPhonic, Inc. (a)(d)	30,403	377,909
IPCS, Inc. (a)	3,344	171,380
LCC International, Inc. (a)	2,300	11,661
Leap Wireless International, Inc. (a)	23,883	1,613,774
Metro One Telecommunications, Inc. (a)	1,450	2,973
NII Holdings, Inc. (a)(d)	58,501	4,144,211
Rural Cellular Corp. Class A (a)	5,613	73,137
SBA Communications Corp. Class A (a)	37,682	1,016,284
Sprint Nextel Corp.	1,184,630	22,839,666
SunCom Wireless Holdings, Inc. Class A (a)	6,400	7,808
Syniverse Holdings, Inc. (a)	4,514	51,008
Telephone & Data Systems, Inc.	37,227	2,073,172
U.S. Cellular Corp.	4,026	288,866
USA Mobility, Inc.	19,338	374,770
Wireless Facilities, Inc. (a)	9,297	20,082
		52,682,469
TOTAL TELECOMMUNICATION SERVICES		214,741,191
Common Stocks - continued
	Shares	Value
UTILITIES - 3.6%
Electric Utilities - 1.7%
Allegheny Energy, Inc. (a)	63,151	$ 2,983,253
Allete, Inc.	12,552	587,810
American Electric Power Co., Inc.	155,095	6,957,562
Central Vermont Public Service Corp.	2,866	71,679
Cleco Corp.	37,059	970,946
DPL, Inc.	37,642	1,135,659
Duke Energy Corp.	511,356	10,068,600
Duquesne Light Holdings, Inc.	38,015	764,482
Edison International	119,882	5,624,863
El Paso Electric Co. (a)	36,448	857,986
Empire District Electric Co.	6,807	163,300
Entergy Corp.	82,842	8,176,505
Exelon Corp.	272,901	17,992,363
FirstEnergy Corp.	120,950	7,567,842
FPL Group, Inc.	147,081	8,688,075
Great Plains Energy, Inc.	26,335	818,755
Green Mountain Power Corp.	2,412	83,021
Hawaiian Electric Industries, Inc.	30,892	808,444
IDACORP, Inc.	14,110	491,592
ITC Holdings Corp.	22,621	993,288
MGE Energy, Inc.	3,941	131,669
Northeast Utilities	63,170	1,835,720
Otter Tail Corp.	9,692	317,122
Pepco Holdings, Inc.	67,656	1,801,003
Pinnacle West Capital Corp.	36,496	1,730,640
Portland General Electric Co.	7,643	216,220
PPL Corp.	151,250	5,750,525
Progress Energy, Inc.	103,445	5,054,323
Reliant Energy, Inc. (a)	138,294	2,338,552
Sierra Pacific Resources (a)	85,727	1,488,221
Southern Co.	297,535	10,651,753
UIL Holdings Corp.	5,771	210,238
Unisource Energy Corp.	26,415	1,001,393
Unitil Corp.	2,363	63,565
Westar Energy, Inc.	47,666	1,280,785
		109,677,754
Gas Utilities - 0.3%
AGL Resources, Inc.	24,772	1,008,964
Amerigas Partners LP	5,374	172,075
Atmos Energy Corp.	36,856	1,161,701
Cascade Natural Gas Corp.	11,363	295,438
Chesapeake Utilities Corp.	3,771	115,581
Delta Natural Gas Co., Inc.	1,791	44,632
Energen Corp.	25,780	1,249,814
EnergySouth, Inc.	2,326	92,365
Equitable Resources, Inc.	39,855	1,700,613
Ferrellgas Partners LP	9,553	219,528
Laclede Group, Inc.	4,023	125,518
National Fuel Gas Co.	25,861	1,079,955
New Jersey Resources Corp.	9,922	490,048
Nicor, Inc.	15,258	710,107

	Shares	Value
Northwest Natural Gas Co.	12,927	$ 572,278
ONEOK, Inc.	39,104	1,629,073
Piedmont Natural Gas Co., Inc.	20,465	514,285
Questar Corp.	33,000	2,776,620
South Jersey Industries, Inc.	14,199	491,285
Southern Union Co.	44,517	1,304,348
Southwest Gas Corp.	26,857	996,932
Suburban Propane Partners LP	8,359	356,511
UGI Corp.	34,926	911,918
WGL Holdings, Inc.	32,132	1,012,801
		19,032,390
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	261,341	5,571,790
AMEN Properties, Inc. (a)	75	408
Black Hills Corp.	14,151	510,144
Constellation Energy Group, Inc.	69,393	5,459,147
Dynegy, Inc. Class A (a)	184,539	1,515,065
Mirant Corp. (a)	107,983	4,023,447
NRG Energy, Inc.	50,945	3,374,597
Ormat Technologies, Inc.	832	32,323
TXU Corp.	188,056	12,439,904
		32,926,825
Multi-Utilities - 1.1%
Alliant Energy Corp.	45,805	1,915,565
Ameren Corp.	80,613	4,210,417
Aquila, Inc.	171,854	711,476
Avista Corp.	19,049	445,747
CenterPoint Energy, Inc. (d)	108,094	1,928,397
CH Energy Group, Inc.	7,715	365,382
CMS Energy Corp.	99,418	1,734,844
Consolidated Edison, Inc. (d)	106,303	5,164,200
Dominion Resources, Inc.	139,515	11,932,718
DTE Energy Co.	71,928	3,330,266
Energy East Corp.	48,789	1,205,576
Integrys Energy Group, Inc.	34,252	1,909,206
KeySpan Corp.	68,641	2,817,027
MDU Resources Group, Inc.	59,451	1,571,290
NiSource, Inc.	114,539	2,724,883
NorthWestern Energy Corp.	18,612	671,149
NSTAR (d)	39,576	1,353,895
OGE Energy Corp.	42,193	1,629,072
PG&E Corp.	138,101	6,410,648
PNM Resources, Inc.	22,732	694,690
Public Service Enterprise Group, Inc.	97,467	7,300,278
Puget Energy, Inc.	35,887	885,332
SCANA Corp.	41,226	1,720,361
Sempra Energy	91,216	5,477,521
TECO Energy, Inc.	77,059	1,292,279
Vectren Corp.	34,149	956,513
Wisconsin Energy Corp.	42,761	2,050,390
Xcel Energy, Inc. (d)	159,657	3,772,695
		76,181,817
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
American States Water Co.	4,060	$ 153,874
Aqua America, Inc. (d)	54,054	1,231,891
Artesian Resources Corp. Class A	3,752	72,226
California Water Service Group	3,941	150,861
Middlesex Water Co.	3,274	59,325
SJW Corp.	7,881	271,264
Southwest Water Co. (d)	7,527	95,442
		2,034,883
TOTAL UTILITIES		239,853,669
TOTAL COMMON STOCKS (Cost $5,461,461,021)		6,439,667,886
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Del Global Technologies Corp. 6% 3/28/07	$ 1,239	620
TOTAL NONCONVERTIBLE BONDS (Cost $1,224)		620
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 4.86% to 4.9% 3/22/07 (e) (Cost $10,469,124)	10,500,000	10,468,731
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	150,980,355	150,980,355
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	191,969,718	191,969,718
TOTAL MONEY MARKET FUNDS (Cost $342,950,073)		342,950,073
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $5,814,881,442)	6,793,087,310
NET OTHER ASSETS - (2.5)%	(162,512,666)
NET ASSETS - 100%	$ 6,630,574,644
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
280 Russell E-Mini Index Contracts	March 2007	$ 22,251,600	$ (195,219)
56 S&P 500 E-Mini Index Contracts	March 2007	3,944,920	(101,042)
421 S&P 500 Index Contracts	March 2007	148,286,725	(2,653,944)
133 S&P MidCap 400 E-Mini Index Contracts	March 2007	11,165,350	37,492
TOTAL EQUITY INDEX CONTRACTS		$ 185,648,595	$ (2,912,713)

The face value of futures purchased as a percentage of net assets - 2.8%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 25 basis points with JP Morgan Chase, Inc.	Sept. 2007	$ 1,202,966	$ 112,714
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,939,273.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,459,621
Fidelity Securities Lending Cash Central Fund	1,769,363
Total	$ 7,228,984
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $11,563,826 of which $8,739,471 and $2,824,355 will expire on February 28, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in securities, at value (including securities loaned of $188,015,550) - See accompanying schedule: Unaffiliated issuers (cost $5,471,931,369)	$ 6,450,137,237
Fidelity Central Funds (cost $342,950,073)	342,950,073
Total Investments (cost $5,814,881,442)		$ 6,793,087,310
Cash		8,516
Receivable for investments sold		42,521
Receivable for fund shares sold		23,044,339
Dividends receivable		11,961,004
Interest receivable		366
Distributions receivable from Fidelity Central Funds		617,573
Receivable for daily variation on futures contracts		1,610,814
Swap agreements, at value		112,714
Other receivables		154,217
Total assets		6,830,639,374

Liabilities
Payable for fund shares redeemed	7,604,552
Accrued management fee	390,362
Other affiliated payables	100,098
Collateral on securities loaned, at value	191,969,718
Total liabilities		200,064,730

Net Assets		$ 6,630,574,644
Net Assets consist of:
Paid in capital		$ 5,678,212,303
Undistributed net investment income		22,777,106
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(45,820,572)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		975,405,807
Net Assets		$ 6,630,574,644
Investor Class: Net Asset Value, offering price and redemption price per share ($3,942,367,663 ÷ 99,351,985 shares)		$ 39.68
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($2,688,206,981 ÷ 67,742,250 shares)		$ 39.68

Statement of Operations

	Year ended February 28, 2007

Investment Income
Dividends		$ 81,724,579
Interest		365,079
Income from Fidelity Central Funds (including $1,769,363 from security lending)		7,228,984
Total income		89,318,642

Expenses
Management fee	$ 3,318,127
Transfer agent fees	788,722
Independent trustees' compensation	17,113
Miscellaneous	11,203
Total expenses before reductions	4,135,165
Expense reductions	(103,993)	4,031,172
Net investment income (loss)		85,287,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,225,813
Foreign currency transactions	(277)
Futures contracts	6,272,925
Swap agreements	136,607
Total net realized gain (loss)		28,635,068
Change in net unrealized appreciation (depreciation) on: Investment securities	413,816,605
Assets and liabilities in foreign currencies	(62)
Futures contracts	(3,917,107)
Swap agreements	119,066
Total change in net unrealized appreciation (depreciation)		410,018,502
Net gain (loss)		438,653,570
Net increase (decrease) in net assets resulting from operations		$ 523,941,040

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2007	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,287,470	$ 55,211,166
Net realized gain (loss)	28,635,068	(19,026,551)
Change in net unrealized appreciation (depreciation)	410,018,502	310,697,527
Net increase (decrease) in net assets resulting from operations	523,941,040	346,882,142
Distributions to shareholders from net investment income	(74,441,874)	(50,233,105)
Share transactions - net increase (decrease)	2,465,303,242	569,776,876
Redemption fees	144,921	104,581
Total increase (decrease) in net assets	2,914,947,329	866,530,494

Net Assets
Beginning of period	3,715,627,315	2,849,096,821
End of period (including undistributed net investment income of $22,777,106 and undistributed net investment income of $13,065,766, respectively)	$ 6,630,574,644	$ 3,715,627,315

Financial Highlights - Investor Class

Years ended February 28,	2007	2006	2005	2004 G	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 35.89	$ 32.89	$ 31.00	$ 22.07	$ 28.57
Income from Investment Operations
Net investment income (loss) B	.68	.56	.54 E	.37	.35
Net realized and unrealized gain (loss)	3.63	2.95	1.82	8.88	(6.53)
Total from investment operations	4.31	3.51	2.36	9.25	(6.18)
Distributions from net investment income	(.52)	(.51)	(.47)	(.32)	(.32)
Redemption fees added to paid in capital B	- H	- H	- H	- H	- H
Net asset value, end of period	$ 39.68	$ 35.89	$ 32.89	$ 31.00	$ 22.07
Total Return A	12.05%	10.73%	7.64%	42.07%	(21.73)%
Ratios to Average Net Assets C, F
Expenses before reductions	.10%	.10%	.38%	.40%	.41%
Expenses net of fee waivers, if any	.10%	.10%	.17%	.25%	.25%
Expenses net of all reductions	.10%	.10%	.17%	.25%	.25%
Net investment income (loss)	1.80%	1.67%	1.73% E	1.36%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,942,368	$ 1,971,617	$ 2,849,097	$ 2,240,513	$ 1,003,806
Portfolio turnover rate D	4%	6%	6%	3%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 35.89	$ 33.05
Income from Investment Operations
Net investment income (loss) D	.69	.24
Net realized and unrealized gain (loss)	3.63	3.02
Total from investment operations	4.32	3.26
Distributions from net investment income	(.53)	(.42)
Redemption fees added to paid in capital D	- I	- I
Net asset value, end of period	$ 39.68	$ 35.89
Total Return B, C	12.08%	9.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.07%	.07% A
Net investment income (loss)	1.83%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,688,207	$ 1,744,010
Portfolio turnover rate F	4%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Past 5 years	Life of fund
Spartan Extended Market Index Fund - Investor Class A	12.46%	13.56%	7.89%
Spartan Extended Market Index Fund - Fidelity Advantage Class B	12.49%	13.58%	7.90%

A From November 5, 1997.

B The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund - Investor Class on November 5, 1997, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 4500 Completion IndexSM performed over the same period.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® Extended Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

A rosy year for stocks wilted just prior to the end of the 12-month period ending February 28, 2007. On the day prior to the period's close, the Dow Jones Industrial AverageSM plunged 416 points and the Standard & Poor's 500SM Index lost roughly 3.5% of its value, plummeting nearly 50 points and marking the benchmark's worst single-day performance since the day the market reopened after the 9/11 terrorist attacks. Though investors were obviously rattled by the development, it was only the 22nd-biggest decline for the S&P 500® in 20 years, and it could not overshadow how well stocks performed for the 12 months overall. For much of the past year, investors grew confident that the economy would not fall into a recession, and they bid up most broad-based stock indexes for six consecutive months from August through January. Overall for the year ending February 28, 2007, the broad stock market, as measured by the Dow Jones Wilshire 4500 Completion IndexSM, returned 12.51%, beating the 11.97% return of the S&P 500 during the period. Mid-cap stocks beat their large-cap counterparts during the past 12 months, although small-caps lagged large-caps - as measured by the S&P 500 - in relative terms. The Russell MidCap® Index gained 13.65%, while the small-cap Russell 2000® Index rose 9.87%.

For the 12 months ending February 28, 2007, the fund's Investor Class and Fidelity Advantage Class shares gained 12.46% and 12.49%, respectively. These results were in line with the Dow Jones Wilshire 4500 Completion Index. The market's best performing sector was telecommunication services, followed by materials, consumer staples and utilities - four relatively small weightings that together made up a combined 13% of the index on average. No sector turned in negative results during the past year, although health care stocks were only modest positives. Information technology stocks, weighed down by poor results from semiconductor-related companies, also were relatively subdued. Berkshire Hathaway - by far the largest position in the index - was a significant individual contributor. The insurance and investment company run by famed investor Warren Buffett rose on steady income gains and improved financial performance from the company's insurance units. Satellite television company DirecTV Group benefited from a near-tripling of its fourth-quarter earnings that resulted from stronger-than-expected subscriber growth. Internet search leader Google also performed very well, helped by a combination of strong income gains and analyst upgrades of the stock. On the negative side, semiconductor maker Marvell Technology Group was a significant laggard, losing ground early in the period after announcing worse-than-expected sales and an increase in expenses stemming from a government investigation into its stock option practices. Clothing retailer Chico's FAS saw its worst one-day drop ever after poor inventory management led the company to reduce its earnings forecast. Another disappointment was Omnicare. This provider of pharmacy services to U.S. nursing homes experienced a drop in insurance reimbursements, which in turn led to a decline in quarterly profits.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	3.0	3.0
Genentech, Inc.	1.1	1.2
Accenture Ltd. Class A	0.5	0.5
American Tower Corp. Class A	0.5	0.5
Liberty Media Holding Corp. - Interactive Series A	0.4	0.4
Seagate Technology	0.4	0.4
Liberty Media Holding Corp. - Capital Series A	0.4	0.4
General Growth Properties, Inc.	0.4	0.3
Host Hotels & Resorts, Inc.	0.4	0.4
GlobalSantaFe Corp.	0.4	0.4
	7.5
Market Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	25.4
Consumer Discretionary	14.9	14.8
Information Technology	13.9	13.8
Industrials	12.4	11.8
Health Care	10.4	11.4
Energy	7.9	8.8
Materials	4.5	4.1
Utilities	4.1	4.5
Consumer Staples	2.8	2.7
Telecommunication Services	2.1	1.9

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2007

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.6%
Aftermarket Technology Corp. (a)	21,842	$ 488,824
American Axle & Manufacturing Holdings, Inc.	35,598	873,219
Amerigon, Inc. (a)	23,891	265,668
Amerityre Corp. (a)(d)	29,329	114,090
ArvinMeritor, Inc.	55,114	1,006,382
Bandag, Inc.	9,213	465,994
BorgWarner, Inc.	45,904	3,380,371
Cooper Tire & Rubber Co. (d)	48,658	717,219
Dorman Products, Inc. (a)	2,806	32,045
Drew Industries, Inc. (a)	19,046	548,525
Exide Technologies (a)	43,320	340,495
Fuel Systems Solutions, Inc. (a)	12,638	276,646
GenTek, Inc. (a)	5,509	189,455
Gentex Corp. (d)	119,900	2,003,529
Hawk Corp. Class A (a)	3,526	36,318
Hayes Lemmerz International, Inc. (a)	44,821	221,864
Lear Corp.	53,988	1,993,237
LKQ Corp. (a)	43,476	944,299
Modine Manufacturing Co.	27,539	679,387
Noble International Ltd.	9,445	178,227
Proliance International, Inc. (a)	3,337	14,516
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,619	16,731
Sauer-Danfoss, Inc.	10,641	393,079
Shiloh Industries, Inc.	7,998	94,856
Spartan Motors, Inc.	20,482	454,086
Standard Motor Products, Inc.	9,163	140,927
Stoneridge, Inc. (a)(d)	8,249	93,956
Strattec Security Corp. (a)	1,213	55,992
Superior Industries International, Inc.	15,308	328,357
Tenneco, Inc. (a)	41,435	1,006,871
TRW Automotive Holdings Corp. (a)	38,055	1,159,155
Visteon Corp. (a)	115,472	984,976
		19,499,296
Automobiles - 0.1%
Coachmen Industries, Inc.	14,942	161,672
Fleetwood Enterprises, Inc. (a)	48,372	448,408
Monaco Coach Corp.	23,075	371,738
National R.V. Holdings, Inc. (a)	1,403	4,490
Thor Industries, Inc.	29,826	1,247,920
Winnebago Industries, Inc.	21,883	711,635
		2,945,863
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,649	10,801
Amcon Distributing Co. (a)	1,022	24,630
Aristotle Corp. (a)	3,170	31,859
Audiovox Corp. Class A (a)	17,037	257,259
Building Materials Holding Corp.	25,698	534,261
Core-Mark Holding Co., Inc. (a)	4,539	139,756
Design Within Reach, Inc. (a)	7,015	38,512

	Shares	Value
DXP Enterprises, Inc. (a)(d)	5,096	$ 153,695
Handleman Co.	16,324	124,062
Keystone Automotive Industries, Inc. (a)	11,886	392,832
Source Interlink Companies, Inc. (a)	25,121	181,122
		1,888,789
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	19,647	787,452
Capella Education Co.	4,057	132,704
Career Education Corp. (a)	77,928	2,305,110
Carriage Services, Inc. Class A	9,225	64,667
Coinmach Service Corp. Class A	30,739	341,510
Coinstar, Inc. (a)	24,128	712,017
Collectors Universe, Inc.	1,240	17,124
Corinthian Colleges, Inc. (a)	66,178	923,183
CPI Corp.	3,642	182,100
DeVry, Inc.	50,217	1,387,998
Educate, Inc. (a)	13,204	103,519
EVCI Career Colleges, Inc. (a)	1,029	412
Home Solutions America, Inc. (a)(d)	32,603	191,706
INVESTools, Inc. (a)	30,109	480,239
ITT Educational Services, Inc. (a)	33,541	2,682,609
Jackson Hewitt Tax Service, Inc.	23,794	767,357
Laureate Education, Inc. (a)	37,643	2,246,534
Mace Security International, Inc. (a)	8,918	24,970
Matthews International Corp. Class A	28,495	1,140,085
Nobel Learning Communities, Inc. (a)	2,715	36,435
Pre-Paid Legal Services, Inc. (d)	11,474	474,794
Princeton Review, Inc. (a)	7,132	36,944
Regis Corp.	42,201	1,775,818
Service Corp. International	240,976	2,826,648
ServiceMaster Co.	229,196	3,130,817
Sotheby's Class A (ltd. vtg.)	52,495	1,908,718
Steiner Leisure Ltd. (a)	12,702	574,257
Stewart Enterprises, Inc. Class A	88,229	697,891
Strayer Education, Inc.	12,083	1,424,465
Universal Technical Institute, Inc. (a)(d)	19,751	466,716
Vertrue, Inc. (a)	7,068	344,777
Weight Watchers International, Inc.	36,503	1,724,767
		29,914,343
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	34,768	597,662
Ambassadors Group, Inc.	15,867	471,250
Ambassadors International, Inc.	7,395	313,104
American Real Estate Partners LP	4,195	445,719
American Wagering, Inc. (a)	4,600	5,336
Ameristar Casinos, Inc.	20,204	655,014
Applebee's International, Inc.	59,013	1,508,372
ARK Restaurants Corp.	5,734	199,257
Atlantic Coast Entertainment Holdings, Inc. warrants 7/23/11 (a)	5,539	0
Back Yard Burgers, Inc. (a)	4,772	26,962
Bally Technologies, Inc. (a)	40,113	876,469
Bally Total Fitness Holding Corp. (a)(d)	17,979	37,037
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Benihana, Inc. Class A (sub. vtg.) (a)	10,026	$ 308,199
BJ's Restaurants, Inc. (a)(d)	11,962	243,786
Bluegreen Corp. (a)	15,202	185,160
Bob Evans Farms, Inc.	27,939	1,010,274
Boyd Gaming Corp.	44,403	2,081,169
Brinker International, Inc.	99,197	3,373,690
Buca, Inc. (a)	5,333	30,185
Buffalo Wild Wings, Inc. (a)	5,685	312,675
Burger King Holdings, Inc.	21,296	453,605
California Pizza Kitchen, Inc. (a)	13,244	423,543
Carrols Restaurant Group, Inc.	13,945	185,469
CBRL Group, Inc.	21,251	991,572
CEC Entertainment, Inc. (a)	25,621	1,092,479
Cedar Fair LP (depository unit)	36,099	1,042,178
Century Casinos, Inc. (a)	29,959	304,983
Champps Entertainment, Inc. (a)	6,082	36,188
Chipotle Mexican Grill, Inc. Class A (d)	26,626	1,597,294
Choice Hotels International, Inc.	30,307	1,136,209
Churchill Downs, Inc.	8,542	374,652
CKE Restaurants, Inc.	55,663	1,075,409
Cosi, Inc. (a)(d)	50,022	290,628
Denny's Corp. (a)	61,044	289,349
Domino's Pizza, Inc.	32,517	1,003,475
Dover Downs Gaming & Entertainment, Inc.	19,410	236,996
Dover Motorsports, Inc.	22,686	120,916
Empire Resorts, Inc. (a)	29,497	321,812
Famous Dave's of America, Inc. (a)	6,737	125,173
Friendly Ice Cream Corp. (a)	6,031	72,372
Frisch's Restaurants, Inc.	2,711	77,182
Gaylord Entertainment Co. (a)	33,740	1,820,948
Great Wolf Resorts, Inc. (a)	38,009	508,180
IHOP Corp.	14,600	813,512
International Speedway Corp. Class A	29,137	1,550,088
Interstate Hotels & Resorts, Inc. (a)	17,282	117,518
Isle of Capri Casinos, Inc. (a)	16,733	449,281
Jack in the Box, Inc. (a)	28,494	1,947,280
Jamba, Inc. (a)(d)	20,639	204,120
Krispy Kreme Doughnuts, Inc. (a)(d)	42,352	430,720
Landry's Seafood Restaurants, Inc.	12,835	377,606
Las Vegas Sands Corp. (a)	84,360	7,278,581
Life Time Fitness, Inc. (a)	26,316	1,257,905
Littlefield Corp.	600	654
Lodgian, Inc. (a)	30,634	409,883
Luby's, Inc. (a)	13,286	137,244
Marcus Corp.	18,741	412,677
Max & Erma's Restaurants, Inc. (a)	2,608	21,125
McCormick & Schmick's Seafood Restaurants (a)	12,159	306,042
MGM Mirage, Inc. (a)	96,126	6,826,869
Monarch Casino & Resort, Inc. (a)	7,412	192,860

	Shares	Value
Morgans Hotel Group Co.	17,220	$ 300,661
Morton's Restaurant Group, Inc.	8,711	163,767
MTR Gaming Group, Inc. (a)	23,573	308,571
Multimedia Games, Inc. (a)(d)	16,757	176,954
O'Charleys, Inc. (a)	18,262	382,954
Orient Express Hotels Ltd. Class A	32,968	1,702,138
OSI Restaurant Partners, Inc.	53,649	2,145,960
P.F. Chang's China Bistro, Inc. (a)(d)	23,366	1,020,861
Panera Bread Co. Class A (a)(d)	26,928	1,648,801
Papa John's International, Inc.	22,475	663,687
Penn National Gaming, Inc. (a)	58,413	2,723,798
Pinnacle Entertainment, Inc. (a)(d)	44,420	1,436,543
Premier Exhibitions, Inc. (a)	16,798	181,754
Progressive Gaming International Corp. (a)(d)	36,971	297,617
Rare Hospitality International, Inc. (a)	26,072	804,582
Red Lion Hotels Corp. (a)	13,529	165,730
Red Robin Gourmet Burgers, Inc. (a)	12,651	499,461
Riviera Holdings Corp. (a)	4,031	81,225
Royal Caribbean Cruises Ltd.	103,323	4,187,681
Rubio's Restaurants, Inc. (a)	3,930	36,353
Ruby Tuesday, Inc.	49,115	1,439,070
Ruth's Chris Steak House, Inc. (a)	15,729	339,432
Scientific Games Corp. Class A (a)	57,429	1,877,928
Shuffle Master, Inc. (a)(d)	25,915	551,212
Six Flags, Inc. (d)	81,962	507,345
Sonic Corp.	57,116	1,237,704
SPEEDUS Corp. (a)	1,900	2,356
Speedway Motorsports, Inc.	12,671	473,515
Station Casinos, Inc.	34,425	2,970,189
Steak n Shake Co. (a)	17,661	303,593
Texas Roadhouse, Inc. Class A (a)	51,113	748,805
The Cheesecake Factory, Inc. (a)	64,435	1,758,431
Town Sports International Holdings, Inc.	11,158	219,143
Triarc Companies, Inc. Class B	44,215	797,196
Trump Entertainment Resorts, Inc. (a)(d)	22,714	399,539
Vail Resorts, Inc. (a)(d)	23,747	1,233,894
WMS Industries, Inc. (a)	22,642	847,490
Wynn Resorts Ltd. (d)	62,650	6,140,953
Youbet.com, Inc. (a)	30,676	100,311
		89,873,101
Household Durables - 1.2%
American Greetings Corp. Class A (d)	49,737	1,164,841
Avatar Holdings, Inc. (a)(d)	6,380	459,743
Bassett Furniture Industries, Inc.	8,703	137,333
Beazer Homes USA, Inc.	31,447	1,240,899
Blyth, Inc.	27,359	560,860
Brookfield Homes Corp. (d)	9,444	335,262
California Coastal Communities, Inc.	7,836	154,056
Cavalier Homes, Inc. (a)	13,027	54,323
Cavco Industries, Inc. (a)	5,868	193,703
Champion Enterprises, Inc. (a)	57,588	456,673
Cobra Electronics Corp.	1,132	12,067
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Comstock Homebuilding Companies, Inc. Class A (a)(d)	3,651	$ 21,943
Craftmade International, Inc.	2,794	46,129
CSS Industries, Inc.	8,769	301,478
Directed Electronics, Inc. (a)	13,160	115,676
Dixie Group, Inc. (a)	6,499	86,047
Dominion Homes, Inc. (a)(d)	2,526	12,125
Emerson Radio Corp. (a)	9,263	30,105
Ethan Allen Interiors, Inc.	23,871	879,885
Flexsteel Industries, Inc.	3,192	47,912
Furniture Brands International, Inc. (d)	32,620	523,225
Garmin Ltd. (d)	92,298	5,054,238
Helen of Troy Ltd. (a)	25,072	580,668
Hooker Furniture Corp.	10,379	195,644
Hovnanian Enterprises, Inc. Class A	30,361	944,227
iRobot Corp. (a)(d)	9,004	125,246
Jarden Corp. (a)	50,591	1,853,148
Kimball International, Inc. Class B	25,065	527,117
La-Z-Boy, Inc. (d)	38,209	525,756
Lenox Group, Inc. (a)	11,079	58,054
Levitt Corp. Class A	10,641	138,865
Libbey, Inc.	18,245	226,238
Lifetime Brands, Inc. (d)	5,543	107,257
M.D.C. Holdings, Inc.	28,043	1,431,876
M/I Homes, Inc.	8,680	272,812
Meritage Homes Corp. (a)	18,180	704,475
MITY Enterprises, Inc. (a)	3,184	62,088
Mohawk Industries, Inc. (a)(d)	43,343	3,793,379
National Presto Industries, Inc.	2,847	179,987
NVR, Inc. (a)(d)	4,088	2,767,576
Orleans Homebuilders, Inc. (d)	4,454	65,741
Palm Harbor Homes, Inc. (a)(d)	9,454	123,375
Russ Berrie & Co., Inc. (a)	6,705	93,937
Ryland Group, Inc.	33,968	1,636,239
Salton, Inc. (a)(d)	2,717	6,358
Sealy Corp., Inc.	38,709	667,730
Skyline Corp.	6,866	235,229
Standard Pacific Corp.	55,509	1,417,145
Stanley Furniture Co., Inc.	12,350	265,649
Syntax-Brillian Corp. (a)(d)	37,311	304,458
Tarragon Corp.	8,937	117,253
Technical Olympic USA, Inc. (d)	9,819	88,469
Tempur-Pedic International, Inc.	52,587	1,308,890
Toll Brothers, Inc. (a)	95,524	2,852,347
Tupperware Brands Corp.	53,724	1,257,679
Universal Electronics, Inc. (a)	13,861	362,049
Virco Manufacturing Co. (a)	4,818	42,928
WCI Communities, Inc. (d)	23,715	493,746
		37,722,158

	Shares	Value
Internet & Catalog Retail - 0.9%
1-800 CONTACTS, Inc. (a)	3,181	$ 56,081
1-800-FLOWERS.com, Inc. Class A (a)	19,046	139,226
Audible, Inc. (a)	9,878	94,137
Blair Corp.	1,894	79,359
Blue Nile, Inc. (a)(d)	11,439	446,121
Bluefly, Inc. (a)	1,778	2,134
Coldwater Creek, Inc. (a)	51,990	956,616
Collegiate Pacific, Inc.	9,387	82,324
dELiA*s, Inc. (a)	18,288	184,709
Drugstore.com, Inc. (a)	71,510	198,083
eDiets.com, Inc. (a)(d)	14,028	42,785
Expedia, Inc. (a)(d)	211,060	4,487,136
FTD Group, Inc. (a)	8,626	166,999
Gaiam, Inc. Class A (a)	15,653	199,576
GSI Commerce, Inc. (a)	18,751	358,707
Hollywood Media Corp. (a)	26,946	119,910
Liberty Media Holding Corp. - Interactive Series A (a)	538,241	12,686,340
Netflix, Inc. (a)(d)	51,730	1,165,477
NutriSystem, Inc. (a)(d)	27,629	1,247,449
Overstock.com, Inc. (a)(d)	13,725	249,658
PC Mall, Inc. (a)	3,555	43,727
PetMed Express, Inc. (a)	20,357	257,516
PhotoWorks, Inc. (a)	1,628	847
Priceline.com, Inc. (a)(d)	27,799	1,456,946
RedEnvelope, Inc. (a)	5,119	41,976
Shutterfly, Inc.	6,700	110,617
Stamps.com, Inc. (a)	13,411	208,005
Systemax, Inc. (a)(d)	10,200	270,810
ValueVision Media, Inc. Class A (a)	31,268	391,163
Varsity Group, Inc. (a)	4,794	8,821
VistaPrint Ltd. (a)	31,303	1,165,098
		26,918,353
Leisure Equipment & Products - 0.3%
Adams Golf, Inc. (a)	9,544	17,656
Aldila, Inc.	9,995	176,012
Arctic Cat, Inc.	8,551	158,792
Callaway Golf Co.	51,685	780,444
Cybex International, Inc. (a)	14,718	82,274
Escalade, Inc.	6,336	60,129
Fairchild Corp. Class A (a)	9,497	19,469
Gametech International, Inc. (a)	13,061	163,263
JAKKS Pacific, Inc. (a)	26,514	649,858
Johnson Outdoors, Inc. Class A (a)	1,929	35,166
K2, Inc. (a)	48,676	569,509
Leapfrog Enterprises, Inc. Class A (a)(d)	23,870	246,816
Marine Products Corp. (d)	11,382	105,625
MarineMax, Inc. (a)	11,754	267,991
Marvel Entertainment, Inc. (a)	51,478	1,430,574
Meade Instruments Corp. (a)	4,023	9,414
Nautilus, Inc.	27,540	475,065
Oakley, Inc.	21,127	443,244
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Polaris Industries, Inc. (d)	29,234	$ 1,400,016
Pool Corp.	42,646	1,496,875
RC2 Corp. (a)	19,370	765,502
Smith & Wesson Holding Corp. (a)(d)	25,141	312,251
Steinway Musical Instruments, Inc.	7,201	230,792
Sturm Ruger & Co., Inc. (a)	29,607	311,170
		10,207,907
Media - 3.5%
4Kids Entertainment, Inc. (a)	8,621	160,264
ACME Communications, Inc. (a)	6,362	36,963
ADVO, Inc.	28,368	935,577
Alloy, Inc. (a)	9,144	106,985
Arbitron, Inc.	25,809	1,156,501
Ballantyne of Omaha, Inc. (a)	30	165
Beasley Broadcast Group, Inc. Class A	4,117	36,024
Belo Corp. Series A	70,578	1,315,574
Cablevision Systems Corp. - NY Group Class A	182,604	5,379,514
Cadmus Communications Corp.	4,716	116,532
Carmike Cinemas, Inc. (d)	16,956	384,562
Catalina Marketing Corp.	29,141	912,113
Charter Communications, Inc. Class A (a)	365,261	1,099,436
Citadel Broadcasting Corp.	38,912	396,124
CKX, Inc. (a)(d)	43,732	575,513
Clear Channel Outdoor Holding, Inc. Class A (a)	29,300	812,196
Courier Corp.	8,268	315,838
Cox Radio, Inc. Class A (a)	34,485	498,653
Crown Media Holdings, Inc. Class A (a)(d)	4,844	20,054
Cumulus Media, Inc. Class A (a)(d)	33,745	331,713
DG FastChannel, Inc. (a)	15,369	231,150
Discovery Holding Co. Class A (a)	220,138	3,535,416
DreamWorks Animation SKG, Inc. Class A (a)	46,544	1,247,845
EchoStar Communications Corp. Class A (a)(d)	164,979	6,698,147
EMAK Worldwide, Inc. (a)	3,798	19,218
Emmis Communications Corp. Class A	24,658	202,689
Entercom Communications Corp. Class A	29,619	846,807
Entravision Communication Corp. Class A (a)	60,708	548,193
Fisher Communications, Inc. (a)	2,738	124,743
Franklin Electronic Publishers, Inc. (a)	2,339	5,543
GateHouse Media, Inc.	7,635	147,661
Gemstar-TV Guide International, Inc. (a)	221,834	898,428
Getty Images, Inc. (a)	38,439	2,016,126
Gray Television, Inc.	51,014	444,332
Harris Interactive, Inc. (a)	41,822	237,131
Harte-Hanks, Inc.	39,636	1,088,008
Hearst-Argyle Television, Inc.	22,579	587,957
Idearc, Inc.	115,775	3,936,350

	Shares	Value
Image Entertainment, Inc. (a)	7,100	$ 23,714
Insignia Systems, Inc. (a)	4,959	16,613
Interactive Data Corp.	31,794	764,646
ION Media Networks, Inc.	15,438	19,606
John Wiley & Sons, Inc. Class A	35,176	1,354,628
Journal Communications, Inc. Class A	34,744	462,790
Journal Register Co.	48,545	344,670
Knology, Inc. (a)	30,013	427,685
Lakes Entertainment, Inc. (a)(d)	25,879	230,582
Lamar Advertising Co. Class A	63,639	4,076,078
Lee Enterprises, Inc.	35,207	1,121,695
Liberty Global, Inc. Class A (a)	323,815	9,322,634
Liberty Media Holding Corp. - Capital Series A (a)	114,064	12,305,224
LIN TV Corp. Class A (a)	30,902	418,722
Live Nation, Inc. (a)	45,238	1,046,807
LodgeNet Entertainment Corp. (a)	13,711	350,453
Martha Stewart Living Omnimedia, Inc. Class A	21,694	403,942
Media General, Inc. Class A	21,102	866,026
Mediacom Communications Corp. Class A (a)	39,749	317,992
Morningstar, Inc. (a)	9,196	471,111
National CineMedia, Inc.	36,721	962,825
National Lampoon, Inc. (a)	1,200	2,160
Navarre Corp. (a)(d)	29,406	112,625
New Frontier Media, Inc.	31,250	283,438
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	29,292
NTN Communications, Inc. (a)	16,316	23,169
Outdoor Channel Holdings, Inc. (a)	22,403	244,417
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	17,049	176,287
Point.360 (a)	2,433	8,516
PRIMEDIA, Inc. (a)	156,174	385,750
ProQuest Co. (a)	21,918	239,564
R.H. Donnelley Corp.	56,100	4,013,955
Radio One, Inc. Class A (a)	82,131	576,560
RCN Corp. (a)	32,607	891,801
Reading International, Inc. Class A (a)	10,681	88,439
Regal Entertainment Group Class A	47,091	1,006,335
Regent Communication, Inc. (a)	13,099	38,642
Rentrak Corp. (a)	6,275	93,372
Saga Communications, Inc. Class A (a)	5,932	57,718
Salem Communications Corp. Class A	6,831	81,767
Scholastic Corp. (a)	27,765	965,944
Sinclair Broadcast Group, Inc. Class A	42,947	613,713
Sirius Satellite Radio, Inc. (a)(d)	1,052,509	3,841,658
Spanish Broadcasting System, Inc. Class A	67,440	304,154
SPAR Group, Inc. (a)	4,346	4,737
Sun-Times Media Group, Inc. Class A	38,534	153,751
The McClatchy Co. Class A	44,887	1,679,672
The Reader's Digest Association, Inc. (non-vtg.)	72,743	1,234,449
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
theglobe.com, Inc. (a)	7,111	$ 498
TiVo, Inc. (a)(d)	88,430	519,084
Traffix, Inc.	3,088	16,274
Triple Crown Media, Inc. (a)	2,789	23,958
Valassis Communications, Inc. (a)	47,531	790,916
Value Line, Inc.	523	23,279
Virgin Media, Inc.	211,229	5,536,312
Warner Music Group Corp.	31,941	636,904
Washington Post Co. Class B	4,394	3,365,804
Westwood One, Inc.	53,716	366,880
World Wrestling Entertainment, Inc. Class A	21,245	338,220
WorldSpace, Inc. Class A (a)(d)	15,523	61,005
WPT Enterprises, Inc. (a)	6,993	33,357
XM Satellite Radio Holdings, Inc. Class A (d)	237,548	3,411,189
Young Broadcasting, Inc. Class A (a)	4,865	18,487
		105,008,540
Multiline Retail - 0.2%
99 Cents Only Stores (a)	34,348	512,816
Conn's, Inc. (a)(d)	13,453	340,495
Dollar Tree Stores, Inc. (a)	80,979	2,762,194
Duckwall-ALCO Stores, Inc. (a)	5,890	229,710
Fred's, Inc. Class A	37,592	514,259
Gottschalks, Inc. (a)	13,746	152,856
Retail Ventures, Inc. (a)	21,851	444,668
Saks, Inc.	96,620	1,866,698
The Bon-Ton Stores, Inc.	10,212	500,592
Tuesday Morning Corp. (d)	23,697	372,991
		7,697,279
Specialty Retail - 3.1%
A.C. Moore Arts & Crafts, Inc. (a)(d)	12,456	243,888
Aaron Rents, Inc.	38,834	1,062,498
Abercrombie & Fitch Co. Class A	68,609	5,363,166
Advance Auto Parts, Inc.	83,480	3,143,022
Aeropostale, Inc. (a)	44,575	1,633,228
America's Car Mart, Inc. (a)(d)	3,022	34,662
American Eagle Outfitters, Inc.	157,329	4,885,065
AnnTaylor Stores Corp. (a)	63,417	2,250,669
Asbury Automotive Group, Inc.	27,035	722,105
Barnes & Noble, Inc.	40,968	1,677,230
bebe Stores, Inc.	17,437	320,492
Big 5 Sporting Goods Corp.	20,787	496,601
Big Dog Holdings, Inc. (a)	2,572	40,818
Blockbuster, Inc. Class A (d)	131,000	869,840
Books-A-Million, Inc.	7,672	122,445
Borders Group, Inc. (d)	49,515	1,058,631
Build-A-Bear Workshop, Inc. (a)(d)	10,085	267,253
Cabela's, Inc. Class A (a)(d)	36,939	918,304
Cache, Inc. (a)	10,279	231,175
CarMax, Inc. (a)	85,358	4,498,367

	Shares	Value
Casual Male Retail Group, Inc. (a)	25,375	$ 317,188
Charlotte Russe Holding, Inc. (a)	19,130	558,405
Charming Shoppes, Inc. (a)	100,759	1,256,465
Chico's FAS, Inc. (a)(d)	145,139	3,255,468
Christopher & Banks Corp.	28,650	532,031
Citi Trends, Inc. (a)	4,152	173,927
Claire's Stores, Inc.	72,972	2,345,320
Cost Plus, Inc. (a)(d)	14,259	153,142
CSK Auto Corp. (a)	40,616	702,251
Deb Shops, Inc.	3,517	94,220
Dick's Sporting Goods, Inc. (a)(d)	28,218	1,476,930
Dress Barn, Inc. (a)	33,767	709,782
DSW, Inc. Class A (a)(d)	16,555	663,028
E Com Ventures, Inc. (a)	1,076	28,428
Eddie Bauer Holdings, Inc. (a)(d)	21,491	189,551
Emerging Vision, Inc. (a)	5,700	1,197
Finish Line, Inc. Class A	30,747	390,794
Finlay Enterprises, Inc. (a)	2,122	18,292
Foot Locker, Inc.	128,359	2,916,316
Franklin Covey Co. (a)	19,359	151,194
Gamestop Corp. Class A (a)	54,194	2,840,849
Gander Mountain Co. (a)(d)	2,718	27,805
Genesco, Inc.	16,592	663,680
Group 1 Automotive, Inc.	15,974	739,117
Guess?, Inc.	25,776	2,100,228
Guitar Center, Inc. (a)(d)	25,492	1,116,805
Gymboree Corp. (a)	23,771	895,929
Hancock Fabrics, Inc. (a)	6,826	21,980
Haverty Furniture Companies, Inc.	20,972	306,401
Hibbett Sports, Inc. (a)	27,021	842,515
Hot Topic, Inc. (a)	39,517	421,251
J. Crew Group, Inc.	31,379	1,130,899
Jo-Ann Stores, Inc. (a)	24,709	556,694
Jos. A. Bank Clothiers, Inc. (a)(d)	13,804	425,439
Kirkland's, Inc. (a)	4,549	24,747
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	427,818
Midas, Inc. (a)	9,230	191,338
Monro Muffler Brake, Inc.	16,892	614,362
Mothers Work, Inc. (a)	6,765	233,866
Movie Gallery, Inc. (a)(d)	14,422	69,947
New York & Co., Inc. (a)	16,878	244,225
O'Reilly Automotive, Inc. (a)	90,149	3,103,830
Pacific Sunwear of California, Inc. (a)	59,172	1,065,096
Payless ShoeSource, Inc. (a)	55,731	1,722,088
PETsMART, Inc.	110,466	3,348,224
Pick Ups Plus, Inc. (a)	73	0
Pier 1 Imports, Inc.	85,092	577,775
Pomeroy IT Solutions, Inc. (a)	3,930	28,886
Refac (a)	11,600	69,368
Rent-A-Center, Inc. (a)	57,768	1,635,990
Restoration Hardware, Inc. (a)(d)	42,873	286,392
Rex Stores Corp. (a)	2,776	46,220
Ross Stores, Inc.	109,219	3,579,107
Sally Beauty Holdings, Inc. (a)	77,094	697,701
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Select Comfort Corp. (d)	47,386	$ 878,063
Sharper Image Corp. (a)	4,600	47,748
Shoe Carnival, Inc. (a)	10,052	303,470
Sonic Automotive, Inc. Class A (sub. vtg.)	26,246	771,632
Stage Stores, Inc.	34,470	755,927
Stein Mart, Inc.	22,556	327,739
Syms Corp. (a)	6,463	124,090
Talbots, Inc.	18,650	470,726
The Bombay Company, Inc. (a)	12,084	15,588
The Buckle, Inc.	10,867	374,694
The Cato Corp. Class A (sub. vtg.)	25,770	563,332
The Children's Place Retail Stores, Inc. (a)	20,849	1,135,437
The Men's Wearhouse, Inc.	39,370	1,743,304
The Pep Boys - Manny, Moe & Jack	37,359	565,989
Tractor Supply Co. (a)(d)	27,560	1,410,245
Trans World Entertainment Corp. (a)	16,560	88,596
TravelCenters of America LLC (a)	6,036	219,107
Tween Brands, Inc. (a)	27,587	988,994
Tweeter Home Entertainment Group, Inc. (a)	5,520	8,059
United Auto Group, Inc.	33,188	728,808
United Retail Group, Inc. (a)	11,550	159,737
Urban Outfitters, Inc. (a)	92,617	2,298,754
West Marine, Inc. (a)(d)	18,151	304,211
Wet Seal, Inc. Class A (a)	80,362	482,976
Williams-Sonoma, Inc.	69,922	2,360,567
Wilsons Leather Experts, Inc. (a)	22,999	42,778
Winmark Corp. (a)	2,614	45,850
Zale Corp. (a)	40,254	1,036,943
Zumiez, Inc. (a)	13,408	456,006
		94,539,330
Textiles, Apparel & Luxury Goods - 0.9%
Ashworth, Inc. (a)	4,840	38,817
Brown Shoe Co., Inc.	23,658	1,213,655
Carter's, Inc. (a)	43,284	1,040,115
Charles & Colvard Ltd.	5,525	40,719
Cherokee, Inc.	10,151	444,614
Columbia Sportswear Co.	11,813	750,952
Crocs, Inc. (d)	29,703	1,447,130
Culp, Inc. (a)	4,772	31,543
Cutter & Buck, Inc.	14,375	186,731
Deckers Outdoor Corp. (a)	7,253	472,896
Delta Apparel, Inc.	6,654	116,112
Delta Woodside Industries, Inc. (a)	200	2
Everlast Worldwide, Inc. (a)	200	3,780
Forward Industries, Inc. (NY Shares) (a)	5,267	22,437
Fossil, Inc. (a)	36,621	985,837
G-III Apparel Group Ltd. (a)	6,864	142,771
Hanesbrands, Inc. (a)	81,036	2,318,440
Hartmarx Corp. (a)	38,879	256,990
Heelys, Inc.	6,073	202,717

	Shares	Value
Iconix Brand Group, Inc. (a)	39,222	$ 860,138
Innovo Group, Inc. (a)	3,410	3,683
K-Swiss, Inc. Class A	24,306	685,186
Kellwood Co.	18,957	597,714
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	6,696	171,083
Maidenform Brands, Inc. (a)	15,537	284,482
Movado Group, Inc.	17,220	508,162
Oxford Industries, Inc.	10,835	535,141
Perry Ellis International, Inc. (a)	13,045	398,525
Phillips-Van Heusen Corp.	41,424	2,271,692
Quaker Fabric Corp. (a)	5,848	6,901
Quiksilver, Inc. (a)	96,070	1,339,216
Rocky Brands, Inc. (a)	2,631	38,570
Samsonite Corp.	230,193	230,193
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,018	803,789
Steven Madden Ltd.	18,811	556,053
Stride Rite Corp.	28,006	452,297
Superior Uniform Group, Inc.	4,343	55,764
Tandy Brands Accessories, Inc.	1,058	13,373
Tarrant Apparel Group (a)	9,692	18,899
Timberland Co. Class A (a)	46,306	1,255,819
True Religion Apparel, Inc. (a)	10,785	183,129
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	24,171	1,110,657
Unifi, Inc. (a)	31,529	85,444
Unifirst Corp.	11,389	475,149
Volcom, Inc. (a)	13,237	482,886
Warnaco Group, Inc. (a)	38,778	1,012,881
Weyco Group, Inc.	9,210	235,776
Wolverine World Wide, Inc.	47,070	1,306,193
Xerium Technologies, Inc.	21,467	219,178
		25,914,231
TOTAL CONSUMER DISCRETIONARY		452,129,190
CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	12,401	406,629
Coca-Cola Bottling Co. Consolidated	4,034	236,110
Hansen Natural Corp. (a)	58,341	2,041,935
Jones Soda Co. (a)(d)	14,150	174,187
MGP Ingredients, Inc. (d)	12,581	249,607
National Beverage Corp. (d)	11,130	145,135
PepsiAmericas, Inc.	56,457	1,203,099
Vermont Pure Holdings Ltd. (a)	4,384	7,935
		4,464,637
Food & Staples Retailing - 0.5%
Andersons, Inc.	15,227	640,752
Arden Group, Inc. Class A	749	91,947
BJ's Wholesale Club, Inc. (a)	54,747	1,767,233
Casey's General Stores, Inc.	43,710	1,093,187
Central European Distribution Corp. (a)	22,485	611,142
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Ingles Markets, Inc. Class A	12,038	$ 459,611
Longs Drug Stores Corp.	25,469	1,173,102
Nash-Finch Co.	9,067	272,554
Pathmark Stores, Inc. (a)	20,086	229,583
Performance Food Group Co. (a)	25,594	754,255
Pricesmart, Inc.	21,057	306,169
Rite Aid Corp. (d)	403,530	2,409,074
Ruddick Corp.	28,549	808,793
Smart & Final, Inc. (a)	8,436	180,952
Spartan Stores, Inc.	26,862	633,675
Susser Holdings Corp.	5,293	95,380
The Great Atlantic & Pacific Tea Co. (d)	13,027	414,259
The Pantry, Inc. (a)	16,799	792,073
Topps Co., Inc.	25,992	238,087
United Natural Foods, Inc. (a)	32,351	963,413
Village Super Market, Inc. Class A	1,000	77,860
Weis Markets, Inc.	10,603	461,231
Wild Oats Markets, Inc. (a)(d)	19,713	362,522
Winn-Dixie Stores, Inc. (a)	42,119	816,687
		15,653,541
Food Products - 1.3%
Alico, Inc.	3,393	161,371
Bridgford Foods Corp. (a)	4,789	36,684
Bunge Ltd.	96,916	7,691,254
Cal-Maine Foods, Inc.	15,000	193,200
Calavo Growers, Inc.	7,029	76,476
Chiquita Brands International, Inc.	41,815	606,318
Corn Products International, Inc.	58,394	1,866,856
Darling International, Inc. (a)	75,439	414,915
Del Monte Foods Co.	166,155	1,910,783
Delta & Pine Land Co.	29,227	1,196,553
Diamond Foods, Inc.	17,088	285,370
Farmer Brothers Co.	6,050	128,684
Flowers Foods, Inc.	44,012	1,293,513
Fresh Del Monte Produce, Inc.	27,260	484,410
Galaxy Nutritional Foods, Inc. (a)	5,579	3,794
Green Mountain Coffee Roasters, Inc. (a)(d)	6,233	349,609
Griffin Land & Nurseries, Inc. (a)	1,112	41,611
Hain Celestial Group, Inc. (a)	35,008	1,015,582
Hines Horticulture, Inc. (a)	5,290	8,411
Hormel Foods Corp.	56,018	2,044,657
Imperial Sugar Co.	5,134	158,487
J&J Snack Foods Corp.	13,008	516,288
John B. Sanfilippo & Son, Inc. (a)	4,719	66,774
Kraft Foods, Inc. Class A (d)	209,273	6,679,994
Lancaster Colony Corp.	20,111	851,701
Lance, Inc.	24,450	488,022
Lifeway Foods, Inc. (a)(d)	9,724	91,697
Maui Land & Pineapple, Inc. (a)	3,029	93,142

	Shares	Value
Monterey Gourmet Foods, Inc. (a)	4,304	$ 19,067
Omega Protein Corp. (a)	5,131	34,172
Peet's Coffee & Tea, Inc. (a)	10,925	276,949
Pilgrims Pride Corp. Class B	35,403	1,084,748
Premium Standard Farms, Inc.	13,982	290,686
Ralcorp Holdings, Inc. (a)	23,029	1,336,143
Reddy Ice Holdings, Inc.	14,055	379,204
Sanderson Farms, Inc. (d)	13,826	447,271
Seaboard Corp.	345	741,750
Smithfield Foods, Inc. (a)	91,195	2,663,806
Tasty Baking Co.	4,304	39,382
The Inventure Group, Inc. (a)	3,448	9,551
The J.M. Smucker Co.	42,193	2,092,773
Tootsie Roll Industries, Inc.	19,338	584,394
TreeHouse Foods, Inc. (a)	23,604	680,975
Zapata Corp. (a)	6,888	47,596
		39,484,623
Household Products - 0.3%
Central Garden & Pet Co. (a)	62,993	878,752
Church & Dwight Co., Inc.	55,043	2,639,312
Energizer Holdings, Inc. (a)	42,807	3,677,977
Katy Industries, Inc. (a)	1,778	3,663
Oil-Dri Corp. of America	5,650	100,062
Orchids Paper Products Co. (d)	7,624	63,660
Spectrum Brands, Inc. (a)(d)	28,099	248,114
WD-40 Co.	12,405	395,720
		8,007,260
Personal Products - 0.3%
Alberto-Culver Co.	67,932	1,504,694
Bare Escentuals, Inc.	12,848	446,982
Carrington Laboratories, Inc. (a)	5,146	15,387
Chattem, Inc. (a)	11,478	612,581
Elizabeth Arden, Inc. (a)	27,122	590,717
Herbalife Ltd. (a)	34,476	1,298,021
Integrated Biopharma, Inc. (a)	2,198	12,814
Inter Parfums, Inc.	7,365	142,218
Mannatech, Inc. (d)	7,829	116,182
MediFast, Inc. (a)	7,496	63,866
Natural Health Trends Corp. (a)	8,588	17,176
NBTY, Inc. (a)	47,779	2,325,882
Nu Skin Enterprises, Inc. Class A	41,550	705,104
Parlux Fragrances, Inc. (d)	13,118	78,708
Physicians Formula Holdings, Inc.	5,548	112,236
Playtex Products, Inc. (a)	45,137	618,828
Prestige Brands Holdings, Inc. (a)	32,948	377,584
Reliv International, Inc.	10,690	112,673
Revlon, Inc. Class A (sub. vtg.)	149,994	188,992
Schiff Nutrition International, Inc. (a)	11,731	79,653
USANA Health Sciences, Inc. (a)	7,765	450,914
		9,871,212
Tobacco - 0.3%
Alliance One International, Inc. (a)	73,751	620,246
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Loews Corp. - Carolina Group	84,611	$ 6,094,530
Star Scientific, Inc. (a)(d)	42,163	40,476
Universal Corp.	21,859	1,151,314
Vector Group Ltd. (d)	32,218	587,656
		8,494,222
TOTAL CONSUMER STAPLES		85,975,495
ENERGY - 7.9%
Energy Equipment & Services - 2.5%
Allis-Chalmers Energy, Inc. (a)	17,948	294,527
Atwood Oceanics, Inc. (a)	20,360	1,030,216
Basic Energy Services, Inc. (a)	13,590	309,444
Bolt Technology Corp. (a)	6,415	160,375
Bristow Group, Inc. (a)	20,474	750,372
Bronco Drilling Co., Inc. (a)	9,444	141,849
Cal Dive International, Inc.	18,160	221,007
Cameron International Corp. (a)	87,192	4,942,914
Carbo Ceramics, Inc.	15,457	666,506
Complete Production Services, Inc.	30,248	581,064
Dawson Geophysical Co. (a)	4,846	204,065
Diamond Offshore Drilling, Inc.	52,127	4,056,523
Dresser-Rand Group, Inc. (a)	56,408	1,464,916
Dril-Quip, Inc. (a)	17,606	679,239
ENGlobal Corp. (a)	5,236	31,835
FMC Technologies, Inc. (a)	55,352	3,641,055
Global Industries Ltd. (a)	70,330	1,038,071
GlobalSantaFe Corp.	188,498	10,863,140
Grant Prideco, Inc. (a)	105,004	4,558,224
Grey Wolf, Inc. (a)	148,450	993,131
Gulf Island Fabrication, Inc.	8,203	281,035
Gulfmark Offshore, Inc. (a)	14,032	555,106
Hanover Compressor Co. (a)	76,155	1,671,602
Helmerich & Payne, Inc.	80,454	2,188,349
Hercules Offshore, Inc. (a)	25,268	672,887
Horizon Offshore, Inc. (a)	17,908	296,915
Hornbeck Offshore Services, Inc. (a)	22,809	610,597
Hydril Co. (a)	15,784	1,501,848
Hyperdynamics Corp. (a)	30,744	63,025
Infinity Energy Resources, Inc. (a)	5,988	19,940
Input/Output, Inc. (a)(d)	63,629	863,446
Lone Star Technologies, Inc. (a)	23,299	1,107,401
Lufkin Industries, Inc.	12,500	673,000
Matrix Service Co. (a)(d)	16,669	298,875
Metretek Technologies, Inc. (a)(d)	10,994	133,687
Mitcham Industries, Inc. (a)	6,187	84,638
NATCO Group, Inc. Class A (a)	10,044	348,025
Natural Gas Services Group, Inc. (a)	9,872	130,310
Newpark Resources, Inc. (a)	63,182	385,410
Oceaneering International, Inc. (a)	42,075	1,659,438
Oil States International, Inc. (a)	36,367	1,067,371

	Shares	Value
Omni Energy Services Corp. (a)	11,673	$ 106,341
Parker Drilling Co. (a)	98,922	847,762
Particle Drilling Technologies, Inc. (a)	18,049	72,196
Patterson-UTI Energy, Inc.	132,115	2,944,843
PHI, Inc. (non-vtg.) (a)	12,064	337,551
Pioneer Drilling Co. (a)	49,528	597,308
Pride International, Inc. (a)	134,037	3,860,266
Royale Energy, Inc.	5,582	19,649
RPC, Inc.	32,667	488,372
SEACOR Holdings, Inc. (a)	17,921	1,734,753
Sulphco, Inc. (a)(d)	32,734	104,749
Superior Energy Services, Inc. (a)	65,948	2,021,306
Superior Well Services, Inc. (a)	8,767	198,836
T-3 Energy Services, Inc. (a)	4,721	100,180
TETRA Technologies, Inc.	57,906	1,287,250
TGC Industries, Inc.	12,138	96,618
Tidewater, Inc.	45,232	2,350,707
TODCO Class A (a)	51,572	1,757,574
Trico Marine Services, Inc. (a)	12,275	447,301
Union Drilling, Inc. (a)	10,737	130,455
Unit Corp. (a)	35,492	1,737,333
Universal Compression Holdings, Inc. (a)	24,348	1,630,099
W-H Energy Services, Inc. (a)	25,991	1,091,622
		75,204,449
Oil, Gas & Consumable Fuels - 5.4%
Abraxas Petroleum Corp. (a)	25,751	78,798
Adams Resources & Energy, Inc.	12,021	448,504
Alliance Holdings GP, LP	13,326	305,032
Alliance Resource Partners LP	16,595	575,847
Alon USA Energy, Inc.	26,000	731,900
Alpha Natural Resources, Inc. (a)	50,090	722,799
American Oil & Gas, Inc. NV (a)(d)	26,960	157,716
APCO Argentina, Inc.	2,706	241,511
Arch Coal, Inc.	118,376	3,686,229
Arena Resources, Inc. (a)	8,160	368,506
Arlington Tankers Ltd.	14,838	346,171
Atlas America, Inc. (a)	14,290	763,229
Atlas Pipeline Partners, LP	10,151	487,756
ATP Oil & Gas Corp. (a)(d)	14,552	599,542
Aurora Oil & Gas Corp. (a)(d)	68,197	167,765
Aventine Renewable Energy Holdings, Inc. (d)	24,729	395,169
Barnwell Industries, Inc.	3,174	66,337
Berry Petroleum Co. Class A	34,508	1,044,902
Bill Barrett Corp. (a)	27,114	797,694
Boardwalk Pipeline Partners, LP	28,197	1,034,830
Bois d'Arc Energy LLC (a)	20,456	278,406
BP Prudhoe Bay Royalty Trust (d)	10,630	654,702
Brigham Exploration Co. (a)	34,475	204,092
Buckeye GP Holdings LP	4,396	85,063
Buckeye Partners LP	24,995	1,228,504
Cabot Oil & Gas Corp.	38,837	2,623,828
Callon Petroleum Co. (a)	15,101	201,145
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP	7,866	$ 323,214
Cano Petroleum, Inc. (a)	10,000	46,000
Carrizo Oil & Gas, Inc. (a)	17,178	528,739
Cheniere Energy, Inc. (a)(d)	42,903	1,201,284
Cimarex Energy Co.	76,001	2,653,195
Clayton Williams Energy, Inc. (a)	4,863	149,440
CNX Gas Corp. (a)(d)	19,710	476,785
Comstock Resources, Inc. (a)	37,338	1,002,525
Contango Oil & Gas Co. (a)(d)	11,192	242,866
Copano Energy LLC	14,952	988,028
CREDO Petroleum Corp. (a)	9,108	114,214
Cross Timbers Royalty Trust	1,715	76,146
Crosstex Energy LP	10,928	410,674
Crosstex Energy, Inc. (d)	36,000	1,168,200
DCP Midstream Partners LP	8,428	311,667
Delek US Holdings, Inc.	23,193	384,076
Delta Petroleum Corp. (a)	40,436	808,720
Denbury Resources, Inc. (a)	92,499	2,667,671
Dorchester Minerals LP	21,735	469,259
Double Eagle Petroleum Co. (a)	8,444	153,174
Double Hull Tankers, Inc.	13,844	201,153
Edge Petroleum Corp. (a)	24,338	305,929
Enbridge Energy Management LLC	7,071	361,045
Enbridge Energy Partners LP	37,838	1,998,225
Encore Acquisition Co. (a)	41,787	1,014,170
Endeavor International Corp. (a)	74,100	153,387
Energy Partners Ltd. (a)	25,661	556,844
Energy Transfer Equity LP	26,228	883,884
Energy Transfer Partners LP	62,759	3,461,786
Enterprise GP Holdings LP	6,986	256,246
Enterprise Products Partners LP	234,946	7,168,202
Evergreen Energy, Inc. (a)(d)	63,376	497,502
EXCO Resources, Inc.	74,098	1,290,787
Forest Oil Corp. (a)(d)	41,441	1,321,968
Foundation Coal Holdings, Inc.	35,383	1,164,808
Frontier Oil Corp.	92,000	2,718,600
FX Energy, Inc. (a)(d)	24,929	182,231
Gasco Energy, Inc. (a)(d)	60,806	126,476
General Maritime Corp.	25,371	1,087,401
Genesis Energy LP	11,331	222,654
Geomet, Inc. (d)	18,693	154,030
Giant Industries, Inc. (a)	17,000	1,284,180
GMX Resources, Inc. (a)	6,855	222,445
Goodrich Petroleum Corp.	12,161	416,028
Green Plains Renewable Energy, Inc. (a)(d)	3,244	67,410
GSV, Inc. (a)	700	133
Gulfport Energy Corp. (a)	14,910	177,429
Harken Energy Corp. (a)	45,664	19,636
Harvest Natural Resources, Inc. (a)	30,944	292,421
Helix Energy Solutions Group, Inc. (a)	68,995	2,316,162

	Shares	Value
Hiland Partners LP	2,430	$ 131,803
Holly Corp.	43,154	2,393,752
Holly Energy Partners LP	6,668	307,528
Houston Exploration Co. (a)	21,869	1,146,373
Hugoton Royalty Trust	28,636	697,287
Inergy Holdings LP	5,264	218,719
Inergy LP	30,880	958,206
International Coal Group, Inc. (a)(d)	118,649	606,296
James River Coal Co. (a)(d)	9,436	70,015
K-Sea Transn Partners L P	4,670	184,465
Kinder Morgan Energy Partners LP	115,999	5,877,669
Kinder Morgan Management LLC	45,702	2,285,557
Linn Energy LLC (d)	14,020	462,940
Magellan Midstream Holdings LP	16,924	412,946
Magellan Midstream Partners LP	45,585	1,919,129
Mariner Energy, Inc. (a)	66,175	1,224,238
Markwest Energy Partners LP	11,066	718,183
Markwest Hydrocarbon, Inc.	13,932	872,979
Martin Midstream Partners LP	4,000	145,000
Massey Energy Co. (d)	70,107	1,700,796
McMoRan Exploration Co. (d)	30,590	391,246
Meridian Resource Corp. (a)	58,885	151,923
National Energy Group, Inc.	5,079	22,856
Natural Resource Partners LP	12,239	771,547
Newfield Exploration Co. (a)	100,630	4,349,229
NGAS Resources, Inc. (a)(d)	16,181	107,604
Noble Energy, Inc.	144,389	8,312,475
OMI Corp.	51,773	1,152,985
ONEOK Partners LP	41,451	2,683,538
Overseas Shipholding Group, Inc.	25,557	1,548,243
Pacific Ethanol, Inc. (a)(d)	24,747	410,305
Panhandle Royalty Co. Class A	14,442	275,409
Parallel Petroleum Corp. (a)	26,265	502,975
Penn Virginia Corp.	15,925	1,109,654
Penn Virginia Resource Partners LP	21,949	593,940
Petrohawk Energy Corp. (a)	139,701	1,672,221
Petroleum Development Corp. (a)	11,924	624,460
Petroquest Energy, Inc. (a)	30,204	347,648
Pioneer Natural Resources Co.	108,212	4,160,751
Plains Exploration & Production Co. (a)	62,280	2,841,836
Pogo Producing Co.	44,312	2,117,670
PrimeEnergy Corp. (a)	1,965	108,075
Quest Resource Corp. (d)	16,547	139,326
Quicksilver Resources, Inc. (a)	42,930	1,655,810
Range Resources Corp.	116,579	3,722,367
Regency Energy Partners LP	10,923	300,601
Rentech, Inc. (a)(d)	94,996	324,886
Rio Vista Energy Partners LP	601	5,139
Rosetta Resources, Inc. (a)	43,711	802,971
Ship Finance International Ltd. (NY Shares) (d)	36,149	939,874
Southwestern Energy Co. (a)	133,293	5,198,427
St. Mary Land & Exploration Co.	44,616	1,606,622
Stone Energy Corp. (a)	21,141	649,029
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco Logistics Partners LP	12,042	$ 675,556
Swift Energy Co. (a)	21,517	835,720
Syntroleum Corp. (a)(d)	20,072	63,428
TC Pipelines LP	11,375	412,003
Teekay LNG Partners LP	13,806	508,199
Teekay Shipping Corp.	31,916	1,582,714
TEPPCO Partners LP	48,298	2,064,257
Tesoro Corp.	55,117	5,023,363
The Exploration Co. of Delaware, Inc. (a)	25,348	288,967
Toreador Resources Corp. (a)	15,374	369,130
Transmeridian Exploration, Inc. (a)(d)	56,402	226,172
Tri-Valley Corp. (a)(d)	35,638	279,402
Ultra Petroleum Corp. (a)	123,537	6,276,915
Uranerz Energy Corp. (a)(d)	28,590	147,524
USEC, Inc. (a)	74,442	1,055,588
Vaalco Energy, Inc. (a)	42,892	275,796
Valero GP Holdings LLC (d)	26,275	692,084
Valero LP	28,344	1,785,672
Venoco, Inc.	10,951	166,455
VeraSun Energy Corp. (d)	24,625	426,751
W&T Offshore, Inc.	21,843	655,727
Warren Resources, Inc. (a)	37,453	419,848
Western Refining, Inc.	39,393	1,138,852
Westmoreland Coal Co.	7,132	159,258
Whiting Petroleum Corp.	30,926	1,197,145
Whittier Energy Corp. (a)	10,000	109,400
Williams Partners LP	14,931	645,019
World Fuel Services Corp.	28,500	1,285,350
		163,096,844
TOTAL ENERGY		238,301,293
FINANCIALS - 24.3%
Capital Markets - 1.6%
A.G. Edwards, Inc.	65,316	4,193,940
ACA Capital Holdings, Inc.	12,022	180,450
Affiliated Managers Group, Inc. (a)(d)	25,470	2,890,845
AllianceBernstein Holding LP	20,128	1,726,982
BlackRock, Inc. Class A	11,869	1,887,646
Calamos Asset Management, Inc. Class A	22,301	580,272
Cohen & Steers, Inc.	10,367	433,652
Cowen Group, Inc.	10,541	209,133
Diamond Hill Investment Group, Inc. (a)	2,300	229,402
Eaton Vance Corp. (non-vtg.)	110,330	3,827,348
Epoch Holding Corp. (a)	5,333	52,530
Evercore Partners, Inc. Class A	4,709	151,112
FirstCity Financial Corp. (a)	5,260	58,228
GAMCO Investors, Inc. Class A	5,578	217,598
GFI Group, Inc. (a)	14,892	917,496
Greenhill & Co., Inc.	9,578	645,366

	Shares	Value
HFF, Inc.	11,711	$ 218,996
International Assets Holding Corp. (a)	2,986	51,867
Investment Technology Group, Inc. (a)	34,108	1,396,040
Investors Financial Services Corp.	54,531	3,192,245
Jefferies Group, Inc.	86,916	2,351,078
KBW, Inc.	4,596	160,584
Knight Capital Group, Inc. Class A (a)	88,635	1,401,319
LaBranche & Co., Inc. (a)(d)	42,155	365,484
Ladenburg Thalmann Financial Services, Inc. (a)(d)	49,489	141,044
Lazard Ltd. Class A	39,249	2,020,931
MarketAxess Holdings, Inc. (a)	23,992	336,368
MCF Corp. (a)	10,677	52,317
National Holdings Corp. (a)	1,000	1,800
Nuveen Investments, Inc. Class A	65,661	3,197,034
optionsXpress Holdings, Inc.	35,958	834,585
Penson Worldwide, Inc.	11,530	312,694
Piper Jaffray Companies (a)	14,962	974,176
Raymond James Financial, Inc.	68,092	2,049,569
Sanders Morris Harris Group, Inc.	12,371	130,885
SEI Investments Co.	61,923	3,743,245
Siebert Financial Corp.	7,668	29,829
Stifel Financial Corp. (a)(d)	6,506	310,011
SWS Group, Inc.	22,294	587,670
TD Ameritrade Holding Corp.	214,879	3,438,064
Thomas Weisel Partners Group, Inc.	17,034	310,359
TradeStation Group, Inc. (a)	36,944	436,678
W.P. Carey & Co. LLC	25,325	816,985
W.P. Stewart & Co. Ltd. (d)	19,230	212,876
Waddell & Reed Financial, Inc. Class A	69,327	1,690,192
Westwood Holdings Group, Inc.	3,071	73,520
		49,040,445
Commercial Banks - 4.7%
1st Source Corp.	7,209	189,669
Abigail Adams National Bancorp, Inc.	3,050	43,768
Abington Community Bancorp, Inc.	10,420	202,252
Alabama National Bancorp, Delaware	19,697	1,428,820
Amcore Financial, Inc.	18,595	608,242
American National Bankshares, Inc.	2,434	54,668
AmericanWest Bancorp	6,795	145,685
Ameris Bancorp	15,734	385,326
AmeriServ Financial, Inc. (a)	8,597	39,804
Ames National Corp. (d)	14,284	306,535
Arrow Financial Corp.	6,125	137,200
Associated Banc-Corp.	97,927	3,386,316
BancFirst Corp.	7,680	361,037
Bancorp, Inc., Delaware (a)	13,627	335,633
BancorpSouth, Inc.	60,585	1,508,567
BancTrust Financial Group, Inc.	9,140	202,817
Bank of Florida Corp. (a)	9,353	177,520
Bank of Granite Corp.	16,693	299,973
Bank of Hawaii Corp.	40,866	2,113,590
Bank of Marin, California	4,442	168,796
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of the Ozarks, Inc.	12,728	$ 382,476
BankFinancial Corp.	14,566	254,322
Banner Corp.	12,592	525,212
Bar Harbor Bankshares	2,569	82,002
BOK Financial Corp.	16,857	845,041
Boston Private Financial Holdings, Inc.	28,731	828,889
Bryn Mawr Bank Corp.	2,058	47,807
Cadence Financial Corp.	15,524	320,881
Camden National Corp.	2,896	128,524
Capital Bank Corp.	4,787	87,315
Capital City Bank Group, Inc.	9,046	302,770
Capital Corp. of the West	8,704	248,586
Capitol Bancorp Ltd.	14,433	580,928
Cardinal Financial Corp.	17,899	181,854
Cascade Bancorp (d)	20,935	544,729
Cascade Financial Corp.	9,915	175,496
Cathay General Bancorp	44,497	1,509,783
Centennial Bank Holdings, Inc., Delaware (a)	46,113	392,422
Center Bancorp, Inc. (d)	9,529	150,082
Center Financial Corp., California	17,368	374,975
Central Pacific Financial Corp.	27,843	1,049,403
Century Bancorp, Inc. Class A (non-vtg.)	2,001	53,527
Chemical Financial Corp.	19,387	562,223
Chittenden Corp.	30,904	945,353
Citizens & Northern Corp.	6,694	145,661
Citizens Banking Corp., Michigan	62,264	1,413,393
Citizens Financial Services, Inc.	1,515	34,088
City Holding Co.	14,106	554,930
City National Corp.	30,087	2,171,680
Civitas BankGroup, Inc.	18,797	179,887
CoBiz, Inc.	19,397	397,251
Colonial Bancgroup, Inc.	122,873	3,173,810
Colony Bankcorp, Inc.	4,000	79,800
Columbia Bancorp, Oregon	11,500	276,345
Columbia Banking Systems, Inc.	9,470	319,328
Commerce Bancshares, Inc.	57,984	2,867,309
Commercial Bankshares, Inc.	2,677	135,001
Community Bank of Nevada (a)	10,885	338,197
Community Bank System, Inc.	22,072	472,120
Community Banks, Inc.	20,022	502,552
Community Bankshares, Inc., South Carolina	3,531	57,202
Community Capital Corp.	1,900	38,798
Community Trust Bancorp, Inc.	12,277	438,289
Cullen/Frost Bankers, Inc.	46,428	2,510,826
CVB Financial Corp.	78,714	965,821
Dearborn Bancorp, Inc.	11,262	217,920
East West Bancorp, Inc.	53,472	1,992,901
Eastern Virgina Bankshares, Inc.	3,012	70,782
Enterprise Financial Services Corp. (d)	14,184	408,783

	Shares	Value
EuroBancshares, Inc. (a)	10,674	$ 91,263
Exchange National Bancshares, Inc.	5,406	185,966
Farmers Capital Bank Corp.	5,002	153,812
Fidelity Southern Corp.	4,918	92,999
Financial Institutions, Inc.	5,570	119,254
First Bancorp, North Carolina (d)	14,778	328,219
First Bancorp, Puerto Rico	72,615	867,023
First Charter Corp.	26,877	648,004
First Citizen Bancshares, Inc.	3,625	759,510
First Commonwealth Financial Corp. (d)	59,953	738,021
First Community Bancorp, California	26,823	1,455,952
First Community Bancshares, Inc.	10,000	379,100
First Financial Bancorp, Ohio	38,308	601,819
First Financial Bankshares, Inc.	12,289	515,278
First Financial Corp., Indiana	6,060	188,042
First Indiana Corp.	10,374	228,332
First M&F Corp.	1,684	30,733
First Mariner Bancorp, Inc. (a)	999	16,813
First Merchants Corp.	17,779	437,897
First Midwest Bancorp, Inc., Delaware	40,922	1,539,486
First of Long Island Corp.	936	41,231
First Regional Bancorp (a)	11,196	352,226
First Republic Bank, California	24,579	1,317,434
First Security Group, Inc.	10,700	127,223
First South Bancorp, Inc., Virginia (d)	5,916	164,228
First State Bancorp.	20,559	458,877
First United Corp.	5,930	132,773
Firstbank Corp., Michigan	7,615	161,819
FirstMerit Corp.	61,691	1,323,272
FNB Corp., North Carolina	14,866	256,290
FNB Corp., Pennsylvania	48,149	826,237
FNB Corp., Virginia	3,618	130,791
FNB Financial Services Corp.	4,785	76,560
Frontier Financial Corp., Washington (d)	40,151	1,050,350
Fulton Financial Corp.	135,680	2,085,402
Gateway Financial Holdings, Inc.	10,000	145,700
GB&T Bancshares, Inc.	15,000	288,450
German American Bancorp, Inc.	17,151	240,286
Glacier Bancorp, Inc.	50,207	1,227,561
Great Lakes Bancorp, Inc. (a)	10,319	136,830
Great Southern Bancorp, Inc.	7,120	207,690
Greater Bay Bancorp	41,082	1,100,998
Greater Community Bancorp	4,420	79,604
Greene County Bancshares, Inc.	10,000	340,600
Hancock Holding Co.	22,250	991,683
Hanmi Financial Corp.	44,770	874,358
Harleysville National Corp., Pennsylvania	30,004	540,372
Harrington West Financial Group, Inc.	4,000	68,800
Heartland Financial USA, Inc.	14,000	362,740
Heritage Commerce Corp.	8,124	205,212
Heritage Financial Corp., Washington	4,130	103,333
Home Bancshares, Inc.	8,000	182,720
Horizon Financial Corp.	12,153	266,515
IBERIABANK Corp.	7,577	409,385
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Independent Bank Corp., Massachusetts	11,103	$ 345,414
Independent Bank Corp., Michigan	17,910	399,751
Integra Bank Corp.	19,801	476,214
International Bancshares Corp.	41,765	1,218,703
Intervest Bancshares Corp. Class A (a)	3,943	110,759
Irwin Financial Corp.	23,780	491,295
Lakeland Bancorp, Inc. (d)	14,700	206,976
Lakeland Financial Corp.	10,412	241,142
Leesport Financial Corp.	1,954	45,001
LSB Bancshares, Inc.	6,571	101,653
Macatawa Bank Corp.	16,537	310,234
MainSource Financial Group, Inc.	15,369	258,199
MB Financial, Inc.	36,946	1,359,243
MBT Financial Corp.	10,000	129,600
Mercantile Bancorp, Inc., Illinois	3,576	79,208
Mercantile Bank Corp.	8,371	284,279
Mercantile Bankshares Corp.	97,017	4,567,560
Merchants Bancshares, Inc.	6,649	154,789
Merrill Merchants Bancshares, Inc.	2,503	78,044
Metrocorp Bancshares, Inc.	4,282	86,454
Mid-State Bancshares	14,138	520,844
Midsouth Bancorp, Inc.	3,316	92,251
Midwest Banc Holdings, Inc.	15,647	304,647
MidWestOne Financial Group, Inc.	3,499	64,697
Nara Bancorp, Inc.	25,509	472,172
National Penn Bancshares, Inc.	32,018	597,136
NBT Bancorp, Inc.	30,577	685,842
Nexity Financial Corp. (a)	5,000	60,250
North Valley Bancorp	4,804	120,580
Northern Empire Bancshares	9,530	277,228
Northern States Financial Corp.	2,836	61,173
Northrim Bancorp, Inc.	982	28,655
Oak Hill Financial, Inc.	7,403	202,916
Ohio Valley Banc Corp.	6,000	153,000
Old National Bancorp, Indiana	47,788	871,653
Old Second Bancorp, Inc.	8,393	239,284
Omega Financial Corp. (d)	10,510	305,736
Oriental Financial Group, Inc.	25,839	330,998
PAB Bankshares, Inc.	7,746	141,984
Pacific Capital Bancorp	40,823	1,285,925
Pacific Mercantile Bancorp (a)	7,285	105,487
Park National Corp.	8,944	834,207
Peapack-Gladstone Financial Corp.	4,448	117,205
Pennsylvania Communication Bancorp, Inc. (a)	3,180	89,612
Peoples Bancorp, Inc.	5,422	150,461
Peoples Banctrust Co., Inc.	1,053	24,219
Peoples Financial Corp., Mississippi	4,312	111,034
Pinnacle Financial Partners, Inc. (a)	14,923	462,464
Placer Sierra Bancshares	18,155	491,637
Popular, Inc.	197,752	3,462,638

	Shares	Value
Preferred Bank, Los Angeles California	8,047	$ 331,778
Premier Community Bankshares, Inc.	7,661	252,200
PremierWest Bancorp	17,727	233,465
Princeton National Bancorp, Inc.	2,512	81,590
PrivateBancorp, Inc.	16,540	605,695
Prosperity Bancshares, Inc.	31,144	1,082,877
Provident Bankshares Corp.	24,064	825,636
QCR Holdings, Inc.	4,300	74,347
R&G Financial Corp. Class B	40,250	219,363
Renasant Corp.	14,520	352,836
Republic Bancorp, Inc., Kentucky Class A	7,717	168,771
Republic First Bancorp, Inc.	6,564	82,706
Royal Bancshares of Pennsylvania, Inc. Class A	6,704	163,041
S&T Bancorp, Inc.	18,285	597,371
S.Y. Bancorp, Inc.	6,778	175,008
Sandy Spring Bancorp, Inc.	14,316	474,003
Santander Bancorp	4,969	95,206
Savannah Bancorp, Inc.	3,956	111,045
SCBT Financial Corp.	8,000	300,720
Seacoast Banking Corp., Florida	11,060	262,454
Security Bank Corp., Georgia	18,190	373,441
Shore Bancshares, Inc. (d)	5,814	152,094
Sierra Bancorp	6,100	175,131
Signature Bank, New York (a)	26,946	827,781
Simmons First National Corp. Class A	9,580	266,324
Sky Financial Group, Inc.	87,035	2,446,554
Smithtown Bancorp, Inc. (d)	9,687	267,167
South Financial Group, Inc.	55,386	1,483,237
Southside Bancshares, Inc. (d)	14,001	329,444
Southwest Bancorp, Inc., Oklahoma	17,075	434,730
Southwest Georgia Financial Corp.	835	16,575
State Bancorp, Inc., New York	5,592	121,067
Sterling Bancorp, New York	16,378	305,777
Sterling Bancshares, Inc.	61,143	706,813
Sterling Financial Corp., Pennsylvania	15,767	341,513
Sterling Financial Corp., Washington	37,215	1,224,001
Suffolk Bancorp	7,466	248,319
Summit Financial Group, Inc.	1,800	37,548
Sun Bancorp, Inc., New Jersey	19,998	377,362
Superior Bancorp (a)(d)	30,716	337,876
Susquehanna Bancshares, Inc., Pennsylvania	46,997	1,140,147
SVB Financial Group (a)	29,531	1,426,347
Taylor Capital Group, Inc.	10,172	371,990
TCF Financial Corp.	95,080	2,513,915
TD Banknorth, Inc.	96,625	3,102,629
Temecula Valley Bancorp, Inc. (a)	12,685	296,575
Tennessee Commerce Bancorp, Inc. (a)	4,775	142,056
Texas Capital Bancshares, Inc. (a)	20,602	414,718
TIB Financial Corp.	6,654	109,259
Tompkins Trustco, Inc.	4,489	184,722
Trico Bancshares	7,477	182,289
Trustmark Corp.	41,201	1,178,349
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	71,480	$ 1,362,409
UMB Financial Corp.	31,832	1,201,021
Umpqua Holdings Corp.	46,346	1,251,805
Union Bankshares Corp.	8,934	236,483
UnionBanCal Corp.	47,831	2,925,822
United Bankshares, Inc., West Virginia	34,543	1,228,695
United Community Banks, Inc., Georgia	32,972	1,077,195
United Security Bancshares, California	6,270	130,228
Univest Corp. of Pennsylvania	12,000	292,920
USB Holding Co., Inc.	8,800	199,760
Valley National Bancorp	93,478	2,353,776
Vineyard National Bancorp	14,652	358,241
Virginia Commerce Bancorp, Inc.	15,028	316,490
Virginia Financial Group, Inc.	14,623	352,707
W Holding Co., Inc.	130,070	694,574
Washington Banking Co., Oak Harbor	4,700	74,636
Washington Trust Bancorp, Inc.	11,961	332,875
WesBanco, Inc.	18,419	569,515
West Bancorp., Inc. (d)	13,500	212,490
West Coast Bancorp, Oregon	13,366	405,658
Westamerica Bancorp.	23,551	1,156,354
Western Alliance Bancorp. (a)	14,932	500,819
Whitney Holding Corp.	53,274	1,689,851
Wilmington Trust Corp., Delaware	59,049	2,517,259
Wilshire Bancorp, Inc.	23,616	402,417
Wintrust Financial Corp.	23,488	1,076,690
Yardville National Bancorp	12,736	467,539
		143,113,109
Consumer Finance - 0.4%
Advance America Cash Advance Centers, Inc.	55,072	750,631
Advanta Corp. Class B	19,134	799,227
AmeriCredit Corp. (a)(d)	95,020	2,320,388
Cash America International, Inc.	22,385	909,055
Cash Systems, Inc. (a)	14,761	81,186
CompuCredit Corp. (a)(d)	28,435	882,907
Consumer Portfolio Services, Inc. (a)	11,918	81,638
Credit Acceptance Corp. (a)	5,307	129,968
Dollar Financial Corp. (a)	15,043	385,402
EZCORP, Inc. Class A (a)	31,119	462,117
First Cash Financial Services, Inc. (a)	24,985	561,663
First Marblehead Corp. (d)	48,133	2,172,724
Nelnet, Inc. Class A	15,295	395,070
QC Holdings, Inc.	10,421	138,182
Rewards Network, Inc. (a)	22,487	120,530
Student Loan Corp.	3,146	602,490
United Panam Financial Corp. (a)	5,347	66,410
World Acceptance Corp. (a)	11,975	490,975
		11,350,563

	Shares	Value
Diversified Financial Services - 0.9%
Ampal-American Israel Corp. Class A (a)	4,585	$ 21,320
Asset Acceptance Capital Corp. (a)	14,141	208,580
Asta Funding, Inc. (d)	8,785	290,608
California First National Bancorp	4,060	54,851
Catskill Litigation Trust (a)	1,036	0
CBOT Holdings, Inc. Class A (a)	28,452	4,597,843
Encore Capital Group, Inc. (a)	10,962	112,361
Financial Federal Corp.	24,580	665,872
Finova Group, Inc. (a)	22,736	1,819
First Albany Companies, Inc. (a)	2,377	4,397
IntercontinentalExchange, Inc. (a)	55,295	8,341,251
International Securities Exchange, Inc. Class A	28,806	1,332,278
Leucadia National Corp.	127,092	3,597,975
Marlin Business Services Corp. (a)	7,748	177,662
Medallion Financial Corp.	18,998	214,107
MicroFinancial, Inc.	5,166	29,859
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc.	9,643	174,201
Newtek Business Services, Inc. (a)	5,503	13,592
NYMEX Holdings, Inc. (d)	4,176	536,198
NYSE Group, Inc. (a)(d)	42,687	3,624,126
PICO Holdings, Inc. (a)	14,096	593,442
Portfolio Recovery Associates, Inc. (a)(d)	15,839	697,550
Primus Guaranty Ltd. (a)	21,499	272,392
Resource America, Inc. Class A	15,458	400,517
The NASDAQ Stock Market, Inc. (a)	78,159	2,339,299
		28,302,100
Insurance - 7.2%
21st Century Holding Co.	1,797	33,119
21st Century Insurance Group	23,634	500,332
Affirmative Insurance Holdings, Inc.	11,382	183,819
Alfa Corp.	25,874	471,166
Alleghany Corp.	3,944	1,540,605
Allied World Assurance Co. Holdings Ltd.	26,660	1,111,455
Amcomp, Inc.	11,074	116,609
American Equity Investment Life Holding Co.	46,590	617,783
American Financial Group, Inc.	53,254	1,863,890
American Independence Corp. (a)	3,087	33,432
American National Insurance Co.	11,013	1,401,404
American Physicians Capital, Inc. (a)	12,727	471,917
American Safety Insurance Group Ltd. (a)	5,346	97,297
Amerisafe, Inc. (a)	18,790	347,239
Amtrust Financial Services, Inc. (d)	22,034	237,967
Arch Capital Group Ltd.	32,045	2,066,582
Argonaut Group, Inc. (a)	24,903	876,835
Arthur J. Gallagher & Co. (d)	78,091	2,235,745
Aspen Insurance Holdings Ltd.	43,595	1,155,268
Assurant, Inc.	77,176	4,125,057
Assured Guaranty Ltd.	48,785	1,380,616
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Atlantic American Corp. (a)	10,720	$ 36,019
Axis Capital Holdings Ltd.	111,774	3,779,079
Baldwin & Lyons, Inc. Class B	9,944	245,318
Berkshire Hathaway, Inc. Class A (a)	850	90,261,449
Bristol West Holdings, Inc.	31,594	513,403
Brooke Corp.	8,106	104,567
Brown & Brown, Inc.	95,380	2,684,947
Citizens, Inc. Class A (a)	10,666	73,595
Clark, Inc.	7,815	134,262
CNA Financial Corp. (a)	21,156	868,665
CNA Surety Corp. (a)	12,254	241,894
Commerce Group, Inc., Massachusetts	48,867	1,401,017
Conseco, Inc. (d)	127,356	2,540,752
Crawford & Co. Class B	11,783	69,873
CRM Holdings Ltd. (a)	9,636	81,617
Delphi Financial Group, Inc. Class A	34,611	1,359,866
Direct General Corp.	16,682	346,652
Donegal Group, Inc. Class A	5,200	89,232
Eastern Insurance Holdings, Inc.	11,883	169,452
eHealth, Inc.	8,167	204,338
EMC Insurance Group	12,011	327,420
Employers Holdings, Inc.	42,055	857,922
Endurance Specialty Holdings Ltd.	43,963	1,558,928
Enstar Group Ltd. (a)(d)	3,751	376,976
Erie Indemnity Co. Class A	39,939	2,153,111
Everest Re Group Ltd.	49,912	4,851,946
FBL Financial Group, Inc. Class A	13,302	517,847
Fidelity National Financial, Inc. Class A	181,232	4,349,568
First Acceptance Corp. (a)	24,679	251,973
First American Corp., California	68,991	3,252,926
First Mercury Financial Corp.	10,000	225,900
FPIC Insurance Group, Inc. (a)	7,567	334,915
Gainsco, Inc. (a)	196	1,372
Great American Financial Resources, Inc.	4,585	114,808
Hanover Insurance Group, Inc.	43,273	2,032,533
Harleysville Group, Inc.	11,446	372,109
HCC Insurance Holdings, Inc. (d)	86,911	2,724,660
Hilb Rogal & Hobbs Co.	32,287	1,462,601
Horace Mann Educators Corp.	38,802	785,352
Independence Holding Co.	5,623	120,613
Infinity Property & Casualty Corp.	16,293	752,411
Insure.com, Inc. (a)	779	3,428
Investors Title Co.	1,641	81,984
IPC Holdings Ltd.	49,214	1,430,159
James River Group, Inc.	9,136	258,183
Kansas City Life Insurance Co.	3,631	163,758
KMG America Corp. (a)	12,545	115,038
LandAmerica Financial Group, Inc.	17,431	1,212,675
Markel Corp. (a)	7,619	3,648,358
Max Re Capital Ltd.	38,152	933,198

	Shares	Value
Meadowbrook Insurance Group, Inc. (a)	18,686	$ 196,764
Mercer Insurance Group, Inc.	5,069	97,528
Merchants Group, Inc.	2,177	71,297
Mercury General Corp.	26,466	1,410,638
Montpelier Re Holdings Ltd.	98,862	1,721,187
National Atlantic Holdings Corp. Class A (a)	8,196	103,925
National Financial Partners Corp.	26,481	1,222,363
National Interstate Corp.	6,658	174,506
National Security Group, Inc.	2,778	49,310
National Western Life Insurance Co. Class A	2,047	466,593
Nationwide Financial Services, Inc. Class A (sub. vtg.)	44,005	2,358,668
Navigators Group, Inc. (a)	9,552	474,734
Nymagic, Inc.	2,755	108,464
OdysseyRe Holdings Corp.	17,899	697,345
Ohio Casualty Corp.	44,692	1,332,715
Old Republic International Corp.	173,592	3,874,573
OneBeacon Insurance Group Ltd.	29,770	794,859
PartnerRe Ltd.	45,032	3,128,823
Penn Treaty American Corp. (a)	31,965	248,688
Philadelphia Consolidated Holdings Corp. (a)	51,079	2,345,037
Phoenix Companies, Inc.	98,254	1,403,067
Platinum Underwriters Holdings Ltd.	46,695	1,491,905
PMA Capital Corp. Class A	37,128	348,632
Presidential Life Corp.	14,950	305,279
ProAssurance Corp. (a)	25,074	1,291,311
ProCentury Corp.	9,119	183,748
Protective Life Corp.	52,319	2,323,487
PXRE Group Ltd. (a)	53,714	242,787
Reinsurance Group of America, Inc.	22,918	1,308,159
RenaissanceRe Holdings Ltd.	55,415	2,841,681
RLI Corp.	23,173	1,299,078
RTW, Inc. (a)	655	6,039
Safety Insurance Group, Inc.	9,803	416,333
Scottish Re Group Ltd.	32,667	120,868
SCPIE Holding, Inc. (a)	9,553	221,916
SeaBright Insurance Holdings, Inc. (a)	17,523	329,257
Security Capital Assurance Ltd.	51,000	1,516,740
Selective Insurance Group, Inc. (d)	52,628	1,286,228
Specialty Underwriters' Alliance, Inc. (a)	14,899	108,018
StanCorp Financial Group, Inc.	43,893	2,115,643
State Auto Financial Corp.	9,729	315,317
Stewart Information Services Corp.	15,082	612,329
The Midland Co.	13,229	564,481
Tower Group, Inc.	11,548	394,711
Transatlantic Holdings, Inc.	24,046	1,589,441
Unico American Corp. (a)	2,607	33,187
United America Indemnity Ltd. Class A (a)	21,961	518,719
United Fire & Casualty Co.	16,601	575,225
Unitrin, Inc.	33,846	1,548,793
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Universal American Financial Corp. (a)	27,615	$ 529,932
USI Holdings Corp. (a)	28,168	469,842
W.R. Berkley Corp.	137,809	4,492,573
Wesco Financial Corp.	1,262	598,756
White Mountains Insurance Group Ltd.	5,729	3,293,373
Zenith National Insurance Corp.	31,252	1,504,784
		218,426,462
Real Estate Investment Trusts - 7.3%
Acadia Realty Trust (SBI)	21,120	570,240
Agree Realty Corp.	3,217	108,863
Alesco Financial, Inc.	40,369	435,582
Alexanders, Inc. (a)	1,399	572,541
Alexandria Real Estate Equities, Inc.	25,213	2,652,155
AMB Property Corp. (SBI)	68,114	4,003,741
America First Apartment Investment, Inc.	10,576	208,347
American Campus Communities, Inc.	24,834	751,229
American Financial Realty Trust (SBI)	103,568	1,149,605
American Home Mortgage Investment Corp. (d)	34,797	951,698
American Land Lease, Inc.	4,333	112,658
American Mortgage Acceptance Co. (d)	4,770	58,242
Annaly Capital Management, Inc.	176,143	2,469,525
Anthracite Capital, Inc.	44,277	553,905
Anworth Mortgage Asset Corp.	40,106	356,542
Arbor Realty Trust, Inc.	14,415	443,838
Ashford Hospitality Trust, Inc.	58,564	726,194
Associated Estates Realty Corp.	8,335	131,943
BioMed Realty Trust, Inc.	51,435	1,437,608
BNP Residential Properties, Inc.	5,592	134,991
Brandywine Realty Trust (SBI)	70,246	2,504,270
BRE Properties, Inc. Class A	39,036	2,590,039
BRT Realty Trust	3,818	119,045
Camden Property Trust (SBI)	47,305	3,405,014
Capital Lease Funding, Inc.	32,807	348,082
Capital Trust, Inc. Class A	13,427	617,642
CapitalSource, Inc. (d)	114,252	2,946,559
Capstead Mortgage Corp. (d)	13,005	113,794
CBL & Associates Properties, Inc.	50,721	2,390,481
CBRE Realty Finance, Inc.	12,390	162,061
Cedar Shopping Centers, Inc.	39,840	639,432
Cogdell Spencer, Inc.	5,912	129,591
Colonial Properties Trust (SBI)	40,272	1,850,498
Columbia Equity Trust, Inc.	18,406	359,469
Corporate Office Properties Trust (SBI)	34,075	1,738,507
Cousins Properties, Inc.	41,230	1,415,838
Crescent Real Estate Equities Co.	76,785	1,527,254
Crystal River Capital, Inc.	3,822	97,423
DCT Industrial Trust, Inc.	125,000	1,413,750
Deerfield Triarc Capital Corp.	37,488	577,315
Developers Diversified Realty Corp.	89,041	5,837,528
DiamondRock Hospitality Co.	69,141	1,250,761

	Shares	Value
Digital Realty Trust, Inc.	33,637	$ 1,333,371
Douglas Emmett, Inc.	53,800	1,488,108
Duke Realty LP	108,143	4,764,781
Eagle Hospitality Properties Trust, Inc.	18,912	212,382
Eastgroup Properties, Inc.	22,751	1,228,099
ECC Capital Corp.	32,592	27,377
Education Realty Trust, Inc.	25,355	375,000
Entertainment Properties Trust (SBI)	21,597	1,414,604
Equity Inns, Inc.	47,164	731,042
Equity Lifestyle Properties, Inc.	19,044	1,071,225
Equity One, Inc.	29,605	794,006
Essex Property Trust, Inc.	18,618	2,585,854
Extra Space Storage, Inc.	63,108	1,201,576
Federal Realty Investment Trust (SBI)	47,281	4,278,458
FelCor Lodging Trust, Inc.	47,057	1,109,604
Feldman Mall Properties, Inc.	12,239	145,155
Fieldstone Investment Corp.	34,652	170,488
First Industrial Realty Trust, Inc. (d)	35,613	1,654,224
First Potomac Realty Trust	22,739	681,033
Franklin Street Properties Corp.	54,824	1,052,621
Friedman, Billings, Ramsey Group, Inc. Class A	140,622	953,417
General Growth Properties, Inc.	185,872	11,789,861
Getty Realty Corp.	15,746	467,184
Gladstone Commercial Corp.	10,600	214,650
Glimcher Realty Trust (d)	34,000	945,540
GMH Communities Trust	30,596	327,071
Government Properties Trust, Inc.	17,885	188,508
Gramercy Capital Corp.	16,296	524,079
Health Care Property Investors, Inc.	153,308	5,637,135
Health Care REIT, Inc. (d)	57,496	2,576,396
Healthcare Realty Trust, Inc.	33,862	1,311,814
Hersha Hospitality Trust	35,172	392,168
Highland Hospitality Corp.	44,191	725,174
Highwoods Properties, Inc. (SBI)	43,000	1,899,740
Home Properties of New York, Inc.	24,016	1,406,857
HomeBanc Mortgage Corp., Georgia (d)	30,699	85,343
Hospitality Properties Trust (SBI)	60,368	2,781,154
Host Hotels & Resorts, Inc.	426,673	11,212,966
HRPT Properties Trust (SBI) (d)	173,083	2,236,232
Impac Mortgage Holdings, Inc. (d)	57,824	380,482
Inland Real Estate Corp.	50,160	958,558
Innkeepers USA Trust (SBI)	45,836	765,461
Investors Real Estate Trust (d)	39,237	394,332
iStar Financial, Inc.	95,828	4,585,370
JER Investments Trust, Inc.	22,756	432,819
Kilroy Realty Corp.	25,308	2,084,114
Kite Realty Group Trust	25,356	513,713
KKR Financial Corp.	66,916	1,848,889
LaSalle Hotel Properties (SBI)	39,161	1,739,923
Lexington Corporate Properties Trust	58,712	1,206,532
Liberty Property Trust (SBI)	75,154	3,851,643
Longview Fibre Co.	51,700	1,272,854
LTC Properties, Inc.	19,272	498,374
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Luminent Mortgage Capital, Inc.	39,416	$ 363,416
Mack-Cali Realty Corp.	43,090	2,226,891
Maguire Properties, Inc. (d)	30,935	1,208,321
Medical Properties Trust, Inc. (d)	40,296	618,947
MFA Mortgage Investments, Inc.	87,881	651,198
Mid-America Apartment Communities, Inc.	22,978	1,269,075
Mission West Properties, Inc.	23,945	347,681
Monmouth Real Estate Investment Corp. Class A	9,627	83,081
National Health Investors, Inc.	20,428	621,011
National Health Realty, Inc.	10,570	251,038
National Retail Properties, Inc.	51,074	1,234,969
Nationwide Health Properties, Inc. (d)	76,141	2,518,744
New Century Financial Corp. (d)	37,482	573,475
New Plan Excel Realty Trust (d)	73,600	2,457,504
New York Mortgage Trust, Inc.	18,314	58,055
Newcastle Investment Corp.	40,672	1,199,824
NorthStar Realty Finance Corp.	45,512	690,417
Novastar Financial, Inc. (d)	27,905	222,403
Omega Healthcare Investors, Inc.	51,709	932,830
One Liberty Properties, Inc.	4,885	119,731
Opteum, Inc. Class A	36,905	186,739
Origen Financial, Inc.	17,799	105,370
Parkway Properties, Inc.	13,969	751,393
Pennsylvania (REIT) (SBI)	31,797	1,372,359
PMC Commercial Trust	6,561	96,447
Post Properties, Inc.	31,663	1,523,624
Potlatch Corp.	29,190	1,319,388
PS Business Parks, Inc.	13,414	965,808
Quadra Realty Trust, Inc.	2,338	32,451
RAIT Investment Trust (SBI)	59,041	1,974,921
Ramco-Gershenson Properties Trust (SBI)	16,771	598,725
Rayonier, Inc.	65,777	2,937,601
Realty Income Corp.	87,802	2,415,433
Redwood Trust, Inc.	23,125	1,248,750
Regency Centers Corp.	52,850	4,531,359
Republic Property Trust	16,652	195,328
Resource Capital Corp.	16,772	278,583
Saul Centers, Inc.	8,854	507,334
Senior Housing Properties Trust (SBI)	64,134	1,535,368
SL Green Realty Corp.	42,000	6,126,120
Sovran Self Storage, Inc.	17,303	1,007,381
Spirit Finance Corp.	79,020	1,020,938
Strategic Hotel & Resorts, Inc.	66,060	1,389,242
Sun Communities, Inc.	15,926	488,610
Sunstone Hotel Investors, Inc.	40,362	1,143,859
Supertel Hospitality, Inc., Maryland	13,197	96,074
Tanger Factory Outlet Centers, Inc.	23,973	963,235
Taubman Centers, Inc.	45,010	2,676,745

	Shares	Value
The Macerich Co.	57,646	$ 5,395,666
The Mills Corp. (d)	39,522	986,864
Thornburg Mortgage, Inc. (SBI) (d)	88,526	2,241,478
Transcontinental Realty Investors, Inc. (a)	1,497	20,689
U-Store-It Trust	41,781	902,470
UMH Properties, Inc.	4,453	66,439
United Dominion Realty Trust, Inc. (SBI)	115,976	3,786,616
Universal Health Realty Income Trust (SBI)	9,322	348,736
Urstadt Biddle Properties, Inc.	5,274	90,607
Urstadt Biddle Properties, Inc. Class A	17,626	317,621
Ventas, Inc.	81,717	3,745,090
Vestin Realty Mortgage II, Inc.	35,498	191,689
Washington (REIT) (SBI)	40,600	1,623,188
Weingarten Realty Investors (SBI)	62,915	3,110,518
Winston Hotels, Inc.	23,362	328,002
Winthrop Realty Trust (d)	50,129	333,859
		221,018,489
Real Estate Management & Development - 0.6%
Affordable Residential Communties, Inc. (d)	25,798	306,222
American Realty Investments, Inc. (a)	1,965	16,329
BNS Holding, Inc. Class A (a)	20	270
Brookfield Properties Corp.	108,056	4,808,492
Consolidated-Tomoka Land Co.	4,603	352,682
Forest City Enterprises, Inc. Class A	59,529	3,677,702
Grubb & Ellis Co. (a)	14,733	164,273
Housevalues, Inc. (a)(d)	9,851	50,142
Jones Lang LaSalle, Inc.	27,369	2,897,009
Meruelo Maddux Properties, Inc.	25,969	249,043
Move, Inc.	110,620	660,401
Stratus Properties, Inc. (a)	2,986	97,045
Tejon Ranch Co. (a)	11,513	546,752
The St. Joe Co. (d)	61,859	3,441,835
Thomas Properties Group, Inc.	9,183	140,500
United Capital Corp. (a)	2,068	64,418
Wellsford Real Properties, Inc. (a)	2,805	21,627
ZipRealty, Inc. (a)	10,323	76,287
		17,571,029
Thrifts & Mortgage Finance - 1.6%
Accredited Home Lenders Holding Co. (a)(d)	22,088	496,538
American Bancorp of New Jersey, Inc.	20,535	241,902
Anchor BanCorp Wisconsin, Inc.	12,340	348,852
Astoria Financial Corp.	64,750	1,830,483
Bank Mutual Corp.	57,255	669,311
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	32,939	420,302
BankUnited Financial Corp. Class A	33,017	806,275
BCSB Bankcorp, Inc.	4,872	74,054
Berkshire Bancorp, Inc.	1,110	17,227
Berkshire Hills Bancorp, Inc.	5,489	189,755
Beverly Hills Bancorp, Inc.	10,000	76,200
Brookline Bancorp, Inc., Delaware	56,246	717,699
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Camco Financial Corp.	7,852	$ 95,873
Capitol Federal Financial	22,464	841,277
CFS Bancorp, Inc.	5,521	80,993
Charter Financial Corp., Georgia	8,305	402,793
Charter Municipal Mortgage Acceptance Co.	41,056	782,938
Cheviot Financial Corp.	52	681
Citizens First Bancorp, Inc., Delaware	3,754	94,338
Citizens South Banking Corp., Delaware	10,510	139,678
City Bank Lynnwood, Washington	16,408	514,719
Clayton Holdings, Inc.	6,858	152,110
Clifton Savings Bancorp, Inc.	8,458	99,889
Coastal Financial Corp. (d)	21,808	351,109
Corus Bankshares, Inc. (d)	32,002	593,957
Delta Financial Corp. (d)	16,328	154,463
Dime Community Bancshares, Inc.	22,145	278,363
Doral Financial Corp. (d)	68,986	149,700
Downey Financial Corp. (d)	18,670	1,223,632
ESB Financial Corp.	7,483	82,238
Farmer Mac Class C (non-vtg.)	12,702	325,171
First Busey Corp. (d)	9,363	204,394
First Clover Leaf Financial Corp.	10,566	124,573
First Defiance Financial Corp.	3,003	86,576
First Federal Bancshares of Arkansas, Inc.	3,747	88,429
First Federal Bankshares, Inc.	2,907	63,547
First Financial Holdings, Inc.	12,293	425,952
First Financial Service Corp.	678	21,154
First Mutual Bancshares, Inc.	1,088	24,262
First Niagara Financial Group, Inc.	97,618	1,386,176
First Place Financial Corp.	18,173	380,179
FirstFed Financial Corp., Delaware (a)(d)	14,431	825,453
Flagstar Bancorp, Inc.	35,396	489,881
Flushing Financial Corp.	18,913	307,336
FMS Financial Corp.	1,116	36,080
Franklin Bank Corp.	24,731	456,287
Fremont General Corp. (d)	52,275	460,020
HMN Financial, Inc.	2,852	98,194
Home Federal Bancorp	2,558	75,461
Home Federal Bancorp, Inc., Delaware	14,626	225,679
HopFed Bancorp, Inc.	7,731	124,392
IndyMac Bancorp, Inc. (d)	59,180	2,031,649
ITLA Capital Corp.	5,543	286,130
Jefferson Bancshares, Inc., Tennessee	5,738	72,586
Kearny Financial Corp.	13,844	204,337
KNBT Bancorp, Inc.	23,610	356,983
Legacy Bancorp, Inc.	18,619	296,042
Lincoln Bancorp	3,496	67,158
LSB Corp.	3,904	65,978
MAF Bancorp., Inc.	27,861	1,232,849
MASSBANK Corp.	6,468	212,215

	Shares	Value
MutualFirst Financial, Inc.	2,603	$ 52,971
NASB Financial, Inc.	3,384	118,305
NetBank, Inc.	45,554	146,684
New England Bancshares, Inc.	7,230	95,436
New York Community Bancorp, Inc.	210,898	3,530,433
NewAlliance Bancshares, Inc.	87,677	1,385,297
NexCen Brands, Inc. (a)	29,128	304,096
Northeast Community Bancorp, Inc. (a)	8,762	102,603
Northwest Bancorp, Inc.	19,130	502,354
OceanFirst Financial Corp.	4,849	100,859
Ocwen Financial Corp. (a)	28,396	330,245
Oritani Financial Corp. (a)	11,740	180,796
Pamrapo Bancorp, Inc.	2,874	67,913
Parkvale Financial Corp.	2,919	87,424
Partners Trust Financial Group, Inc.	34,184	387,647
Pennfed Financial Services, Inc.	6,162	125,397
People's Bank	52,638	2,336,601
Peoples Bancorp, Auburn, Indiana	3,388	67,184
Peoples Cmnty Bancorp, Inc.	6,000	107,940
PFF Bancorp, Inc.	20,235	639,831
Provident Financial Holdings, Inc.	3,631	98,545
Provident Financial Services, Inc.	46,394	814,679
Provident New York Bancorp	32,025	433,939
Pulaski Financial Corp.	6,450	107,135
PVF Capital Corp.	5,643	66,982
Radian Group, Inc.	62,508	3,591,085
Rainier Pacific Financial Group, Inc.	3,186	68,531
Riverview Bancorp, Inc.	13,156	221,679
Rockville Financial, Inc.	7,892	118,301
Roma Financial Corp. (a)(d)	10,524	155,334
Rome Bancorp, Inc.	12,337	154,829
Synergy Financial Group, Inc., New Jersey	9,338	150,435
TF Financial Corp.	1,778	53,785
The PMI Group, Inc.	68,984	3,233,280
TierOne Corp.	17,055	473,958
Timberland Bancorp, Inc.	6,387	231,784
Triad Guaranty, Inc. (a)	10,834	492,514
Trustco Bank Corp., New York	69,461	686,969
United Community Financial Corp., Ohio	15,305	165,141
ViewPoint Financial Group	11,249	191,795
Washington Federal, Inc.	67,830	1,612,997
Wauwatosa Holdings, Inc. (a)	7,726	136,827
Webster Financial Corp.	43,794	2,162,986
Westfield Financial, Inc.	16,393	173,274
Willow Financial Bancorp, Inc.	16,430	207,675
WSFS Financial Corp.	5,076	340,600
		49,797,547
TOTAL FINANCIALS		738,619,744
HEALTH CARE - 10.4%
Biotechnology - 3.0%
Aastrom Biosciences, Inc. (a)	75,401	107,823
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Acadia Pharmaceuticals, Inc. (a)	14,251	$ 99,187
Acorda Therapeutics, Inc.	22,263	483,330
ADVENTRX Pharmaceuticals, Inc. (a)(d)	46,743	107,509
Affymax, Inc.	4,535	161,491
Alexion Pharmaceuticals, Inc. (a)	27,863	1,027,587
Alkermes, Inc. (a)	84,791	1,390,572
Allos Therapeutics, Inc. (a)(d)	24,876	152,987
Alnylam Pharmaceuticals, Inc. (a)(d)	25,913	487,164
Altus Pharmaceuticals, Inc.	12,310	201,022
Amylin Pharmaceuticals, Inc. (a)(d)	95,129	3,701,469
Anadys Pharmaceuticals, Inc. (a)	18,763	64,732
Antigenics, Inc. (a)	19,086	34,927
AP Pharma, Inc. (a)	17,810	23,509
Arena Pharmaceuticals, Inc. (a)(d)	45,101	570,528
ARIAD Pharmaceuticals, Inc. (a)	50,987	246,267
ArQule, Inc. (a)	21,813	144,402
Array Biopharma, Inc. (a)	36,227	424,943
Avant Immunotherapeutics, Inc. (a)	18,683	26,717
AVAX Technologies, Inc. (a)	4,900	735
AVI BioPharma, Inc. (a)(d)	25,727	68,434
Avigen, Inc. (a)	22,946	159,475
BioCryst Pharmaceuticals, Inc. (a)(d)	14,318	144,755
Bioenvision, Inc. (a)(d)	47,174	211,340
BioMarin Pharmaceutical, Inc. (a)	73,768	1,256,269
Biosante Pharmaceuticals, Inc. (a)	21,771	95,792
BioSphere Medical, Inc. (a)	4,678	31,998
Boston Life Sciences, Inc. (a)(d)	1,366	3,128
Calypte Biomedical Corp. (a)	656	39
Cel-Sci Corp. (a)	5,333	3,733
Cell Genesys, Inc. (a)	43,159	139,835
Cell Therapeutics, Inc. (a)(d)	124,292	186,438
Cephalon, Inc. (a)(d)	48,459	3,444,466
Cepheid, Inc. (a)	44,896	357,821
Coley Pharmaceutical Group, Inc. (a)(d)	14,423	135,288
Combinatorx, Inc. (a)	22,451	183,200
CorAutus Genetics, Inc. (a)	2,623	1,128
Critical Therapeutics, Inc. (a)	7,164	11,964
Cubist Pharmaceuticals, Inc. (a)	45,547	912,306
CuraGen Corp. (a)	41,352	177,400
Curis, Inc. (a)	10,011	13,915
CV Therapeutics, Inc. (a)(d)	45,181	576,961
Cytogen Corp. (a)	15,067	37,969
Cytokinetics, Inc. (a)	23,143	179,821
Cytori Therapeutics, Inc. (a)(d)	14,014	78,478
CytRx Corp. (a)(d)	79,740	334,111
Dendreon Corp. (a)(d)	72,352	335,713
Digene Corp. (a)	17,190	812,743
DUSA Pharmaceuticals, Inc. (a)	9,863	40,537
Dyadic International, Inc. (a)(d)	16,428	100,539
Dyax Corp. (a)	58,388	224,210
Dynavax Technologies Corp. (a)	21,508	107,540

	Shares	Value
Encysive Pharmaceuticals, Inc. (a)(d)	39,210	$ 136,059
EntreMed, Inc. (a)	6,269	9,780
Enzon Pharmaceuticals, Inc. (a)(d)	34,300	284,004
Exact Sciences Corp. (a)	5,146	13,946
Genaera Corp. (a)	20,058	7,622
Genelabs Technologies, Inc. (a)	7,653	15,765
Genentech, Inc. (a)	379,048	31,980,280
Genitope Corp. (a)(d)	16,300	56,887
Genomic Health, Inc. (a)	21,051	395,548
Genta, Inc. (a)	73,275	37,370
GenVec, Inc. (a)(d)	87,639	262,917
Geron Corp. (a)(d)	53,729	407,266
GTC Biotherapeutics, Inc. (a)	4,398	4,442
GTx, Inc. (a)(d)	15,842	345,831
Halozyme Therapeutics, Inc. (a)(d)	51,021	422,964
Hana Biosciences, Inc. (a)(d)	18,262	69,578
Hemispherx Biopharma, Inc. (a)(d)	93,692	168,646
Human Genome Sciences, Inc. (a)(d)	112,673	1,239,403
Idenix Pharmaceuticals, Inc. (a)(d)	13,126	124,828
Idera Pharmaceuticals, Inc. (a)	15,000	120,150
IDM Pharma, Inc. (a)	908	2,942
ImClone Systems, Inc. (a)	47,592	1,371,126
ImmunoGen, Inc. (a)	33,884	162,982
Immunomedics, Inc. (a)(d)	65,181	296,574
Incyte Corp. (a)	73,873	473,526
Indevus Pharmaceuticals, Inc. (a)(d)	59,428	411,242
Infinity Pharmaceuticals, Inc. (a)	1,801	23,665
Inhibitex, Inc. (a)	8,093	13,434
Insmed, Inc. (a)(d)	127,479	181,020
InterMune, Inc. (a)(d)	23,464	711,428
Introgen Therapeutics, Inc. (a)(d)	44,401	184,264
Isis Pharmaceuticals, Inc. (a)	74,775	681,948
Isolagen, Inc. (a)(d)	33,379	113,822
Keryx Biopharmaceuticals, Inc. (a)	41,474	472,804
Kosan Biosciences, Inc. (a)	28,380	166,307
La Jolla Pharmaceutical Co. (a)(d)	2,763	8,510
Lexicon Genetics, Inc. (a)	68,125	281,356
Ligand Pharmaceuticals, Inc. Class B (a)	46,162	518,861
Lipid Sciences, Inc. (a)	6,973	9,483
Manhattan Pharmaceuticals, Inc. (a)	9,897	8,511
MannKind Corp. (a)(d)	32,659	519,605
Martek Biosciences (a)(d)	24,131	545,843
Matritech, Inc. (a)	9,731	6,131
Maxygen, Inc. (a)	20,092	221,615
Medarex, Inc. (a)(d)	101,707	1,391,352
Memory Pharmaceuticals Corp. (a)(d)	67,941	197,708
Metabasis Therapeutics, Inc. (a)	26,087	210,000
Metabolix, Inc.	10,752	200,202
Micromet, Inc. (a)	5,632	15,432
Millennium Pharmaceuticals, Inc. (a)(d)	257,355	2,779,434
Momenta Pharmaceuticals, Inc. (a)(d)	24,545	300,922
Monogram Biosciences, Inc. (a)	94,829	187,761
Myriad Genetics, Inc. (a)	30,332	1,014,909
Nabi Biopharmaceuticals (a)(d)	37,645	199,519
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Neopharm, Inc. (a)(d)	8,402	$ 15,964
Neose Technologies, Inc. (a)	9,641	20,632
Neurobiological Tech, Inc. (a)	4,585	12,380
Neurocrine Biosciences, Inc. (a)(d)	40,314	508,360
Neurogen Corp. (a)	14,550	91,229
Northfield Laboratories, Inc. (a)(d)	29,181	113,514
Northwest Biotherapeutics, Inc. (a)	2,800	202
Novavax, Inc. (a)(d)	42,163	139,981
NPS Pharmaceuticals, Inc. (a)	39,572	138,898
Nuvelo, Inc. (a)	36,720	120,442
Omrix Biopharmaceuticals, Inc.	12,337	441,665
ONYX Pharmaceuticals, Inc. (a)(d)	44,682	1,172,903
Orchid Cellmark, Inc. (a)	20,246	83,009
Ortec International, Inc. (a)	2	1
Orthologic Corp. (a)	36,394	57,866
Oscient Pharmaceuticals Corp. (a)	9,344	48,495
OSI Pharmaceuticals, Inc. (a)	45,152	1,562,259
Osiris Therapeutics, Inc.	10,681	152,311
OXiGENE, Inc. (a)	27,796	118,411
Palatin Technologies, Inc. (a)	59,631	124,032
Panacos Pharmaceuticals, Inc. (a)(d)	35,312	151,842
PDL BioPharma, Inc. (a)	92,920	1,773,843
Peregrine Pharmaceuticals, Inc. (a)	144,570	148,907
Pharmacopeia Drug Discovery, Inc. (a)	2,994	13,982
Pharmacyclics, Inc. (a)	41,159	126,770
Pharmion Corp. (a)	24,730	647,431
Poniard Pharmaceuticals, Inc. (a)(d)	14,768	87,279
Pro-Pharmaceuticals, Inc. (a)	23,828	29,070
Progenics Pharmaceuticals, Inc. (a)	21,524	597,291
Regeneron Pharmaceuticals, Inc. (a)	52,775	1,047,056
Renovis, Inc. (a)	15,599	54,752
Repligen Corp. (a)	7,531	23,346
Rigel Pharmaceuticals, Inc. (a)	20,536	215,012
Sangamo Biosciences, Inc. (a)(d)	24,676	174,213
Savient Pharmaceuticals, Inc. (a)	65,430	885,922
SciClone Pharmaceuticals, Inc. (a)	14,063	43,033
Seattle Genetics, Inc. (a)	38,349	299,122
Senomyx, Inc. (a)	31,175	393,429
SIGA Technologies, Inc. (a)	5,146	20,378
Sonus Pharmaceuticals, Inc. (a)	32,820	176,243
StemCells, Inc. (a)(d)	46,919	122,928
Sunesis Pharmaceuticals, Inc. (a)(d)	3,400	14,620
Tanox, Inc. (a)	18,496	358,822
Tapestry Pharmaceuticals, Inc. (a)	673	1,077
Telik, Inc. (a)(d)	42,903	248,837
Theravance, Inc. (a)	40,968	1,321,218
Threshold Pharmaceuticals, Inc. (a)	15,598	23,709
Titan Pharmaceuticals, Inc. (a)	11,415	29,108
TorreyPines Therapeutics, Inc. (a)	1,899	14,831
Trimeris, Inc. (a)	15,229	174,067
Unigene Laboratories, Inc. (a)(d)	74,735	187,585

	Shares	Value
United Therapeutics Corp. (a)	17,599	$ 989,064
Valentis, Inc. (a)	148	47
Vanda Pharmaceuticals, Inc.	8,707	209,490
Vertex Pharmaceuticals, Inc. (a)	100,403	3,081,368
ViaCell, Inc. (a)	31,009	163,107
Vical, Inc. (a)	34,045	177,715
Vion Pharmaceuticals, Inc. (a)(d)	41,496	61,829
Viragen, Inc. (a)	2,058	288
XOMA Ltd. (a)	77,076	246,643
Zymogenetics, Inc. (a)(d)	30,295	454,425
		89,524,024
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc. (a)	16,975	387,200
Abiomed, Inc. (a)(d)	31,613	441,950
Accuray, Inc.	12,289	313,124
Adeza Biomedical Corp. (a)	13,940	338,184
Advanced Medical Optics, Inc. (a)(d)	48,612	1,873,506
Align Technology, Inc. (a)	44,223	726,142
Alphatec Holdings, Inc.	14,930	69,723
American Medical Systems Holdings, Inc. (a)	58,721	1,194,385
Analogic Corp.	10,972	613,883
Angeion Corp. (a)	2	33
Angiodynamics, Inc. (a)	20,296	487,104
Anika Therapeutics, Inc. (a)	9,355	126,854
Arrow International, Inc.	20,033	668,501
ArthroCare Corp. (a)	23,913	869,238
Aspect Medical Systems, Inc. (a)	10,493	169,462
ATS Medical, Inc. (a)	6,269	14,419
Beckman Coulter, Inc.	46,951	3,012,376
BioLase Technology, Inc. (a)(d)	21,417	180,759
Biosite, Inc. (a)	13,958	741,449
Bovie Medical Corp. (a)	18,610	164,512
BSD Medical Corp. (a)(d)	13,363	105,434
Cambridge Heart, Inc. (a)	1,200	2,760
Candela Corp. (a)	20,642	235,112
Cantel Medical Corp. (a)	6,163	94,849
Cardiac Science Corp. (a)	17,399	148,413
Cardiodynamics International Corp. (a)	13,842	15,365
Cardiotech International, Inc. (a)	3,688	5,680
Cerus Corp. (a)	15,391	82,188
Cholestech Corp. (a)	15,842	259,017
Clarient, Inc. (a)	8,140	13,512
Clinical Data, Inc. (a)	941	19,356
Conceptus, Inc. (a)	21,558	404,859
CONMED Corp. (a)	26,542	726,189
Cooper Companies, Inc.	37,574	1,724,271
Cutera, Inc. (a)	9,296	324,895
Cyberonics, Inc. (a)(d)	16,400	335,872
Cynosure, Inc. Class A (a)	6,020	132,922
Cytyc Corp. (a)	95,721	2,900,346
Dade Behring Holdings, Inc.	68,563	2,808,340
Datascope Corp.	9,720	347,976
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	109,540	$ 3,454,892
DexCom, Inc. (a)(d)	12,402	100,332
Digirad Corp. (a)	4,978	23,894
DJO, Inc. (a)	20,403	799,390
E-Z-EM, Inc. (a)	3,324	58,802
Edwards Lifesciences Corp. (a)	45,764	2,309,709
Electro-Optical Sciences, Inc. (a)	9,000	50,400
Endologix, Inc. (a)	29,516	123,967
Enpath Medical, Inc. (a)	3,275	37,335
EP Medsystems, Inc. (a)	14,220	19,908
EPIX Pharmaceuticals, Inc. (a)	9,769	65,648
Escalon Medical Corp. (a)	3,512	13,486
ev3, Inc. (a)(d)	19,359	380,211
Exactech, Inc. (a)	6,414	98,519
Fonar Corp. (a)	19,649	5,010
Foxhollow Technologies, Inc. (a)	13,358	298,685
Gen-Probe, Inc. (a)	43,576	2,092,520
Greatbatch, Inc. (a)	20,807	540,150
Haemonetics Corp. (a)	23,414	1,053,630
Hansen Medical, Inc. (d)	14,073	235,301
HealthTronics, Inc. (a)	18,929	116,792
Hillenbrand Industries, Inc.	44,084	2,636,223
Hologic, Inc. (a)	42,154	2,320,578
I-Flow Corp. (a)	24,646	355,149
ICU Medical, Inc. (a)	13,059	510,085
IDEXX Laboratories, Inc. (a)	22,755	1,961,026
Immucor, Inc. (a)	56,303	1,674,451
Implant Sciences Corp. (a)	468	1,053
Insite Vision (a)	62,560	94,466
Integra LifeSciences Holdings Corp. (a)	17,966	755,470
IntraLase Corp. (a)	15,988	394,264
Intuitive Surgical, Inc. (a)(d)	29,913	3,323,334
Invacare Corp.	28,693	533,116
Inverness Medical Innovations, Inc. (a)	35,923	1,515,951
Iridex Corp. (a)	9,439	94,956
IRIS International, Inc. (a)	10,010	113,513
IVAX Diagnostics, Inc. (a)	7,111	7,538
Kensey Nash Corp. (a)	8,253	236,531
Kinetic Concepts, Inc. (a)	41,644	2,046,803
Kyphon, Inc. (a)	37,276	1,681,520
LifeCell Corp. (a)(d)	30,968	739,206
Lifecore Biomedical, Inc. (a)	13,141	224,317
Medical Action Industries, Inc. (a)	13,708	304,592
Medwave, Inc. (a)	2,979	1,072
Mentor Corp.	36,815	1,767,488
Meridian Bioscience, Inc.	22,975	617,109
Merit Medical Systems, Inc. (a)	18,942	266,514
Microtek Medical Holdings, Inc. (a)	38,801	183,529
Micrus Endovascular Corp. (a)	16,657	344,800
Minrad International, Inc. (a)	24,400	132,736
National Dentex Corp. (a)	2,508	42,636

	Shares	Value
Natus Medical, Inc. (a)	21,654	$ 348,846
Neogen Corp. (a)	6,838	156,248
NeuroMetrix, Inc. (a)(d)	7,830	89,105
NMT Medical, Inc. (a)	16,102	223,979
North American Scientific, Inc. (a)	3,930	4,127
Northstar Neuroscience, Inc.	6,621	79,717
Nutraceutical International Corp. (a)	9,825	164,078
NuVasive, Inc. (a)	23,821	562,890
NxStage Medical, Inc. (a)(d)	19,789	242,415
OraSure Technologies, Inc. (a)	45,145	359,354
Orthovita, Inc. (a)	20,662	69,631
Osteotech, Inc. (a)	4,011	30,604
Palomar Medical Technologies, Inc. (a)(d)	13,766	562,754
PolyMedica Corp.	20,228	837,439
Possis Medical, Inc. (a)	16,597	203,645
Quidel Corp. (a)	32,548	350,542
Regeneration Technologies, Inc. (a)	39,621	280,120
ResMed, Inc. (a)	61,850	2,955,193
Respironics, Inc. (a)	58,818	2,409,773
Retractable Technologies, Inc. (a)	5,601	16,243
Rochester Medical Corp.	8,589	135,449
Sirona Dental Systems, Inc.	16,590	617,480
Somanetics Corp. (a)	8,762	179,621
Sonic Innovations, Inc. (a)	31,910	227,837
SonoSite, Inc. (a)	12,261	368,811
Staar Surgical Co. (a)	8,437	51,972
Stereotaxis, Inc. (a)	21,349	245,727
Steris Corp.	55,862	1,446,826
Strategic Diagnostics, Inc. (a)	3,743	16,207
SurModics, Inc. (a)(d)	15,757	583,167
Symmetry Medical, Inc. (a)	25,189	375,568
Synovis Life Technologies, Inc. (a)	14,155	176,371
The Spectranetics Corp. (a)	26,606	279,629
Theragenics Corp. (a)	45,104	216,950
Thermogenesis Corp. (a)	39,439	121,078
Thoratec Corp. (a)	38,004	746,779
Trimedyne, Inc. (a)	8,608	12,912
Urologix, Inc. (a)	5,053	16,220
Utah Medical Products, Inc.	3,222	112,383
Vascular Solutions, Inc. (a)	21,325	216,662
Viasys Healthcare, Inc. (a)	29,211	903,496
Vision Sciences, Inc. (a)	8,293	8,708
Vital Signs, Inc.	6,169	326,217
Volcano Corp.	21,663	411,814
West Pharmaceutical Services, Inc.	25,562	1,156,936
Wright Medical Group, Inc. (a)	24,535	548,357
Young Innovations, Inc.	3,599	91,918
Zoll Medical Corp.	18,824	523,495
		79,904,060
Health Care Providers & Services - 2.5%
Access Plans USA, Inc. (a)(d)	3,930	9,825
Air Methods Corp. (a)	7,431	185,701
Alliance Imaging, Inc. (a)	12,948	93,096
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Allied Healthcare International, Inc. (a)	21,264	$ 64,005
Allion Healthcare, Inc. (a)	9,407	49,387
Amedisys, Inc. (a)	19,609	627,096
America Service Group, Inc. (a)	4,584	69,952
American Dental Partners, Inc. (a)	13,941	282,305
AMERIGROUP Corp. (a)	42,735	1,413,674
AMN Healthcare Services, Inc. (a)	30,872	858,242
AmSurg Corp. (a)	19,017	438,342
Animal Health International, Inc.	14,373	185,412
Apria Healthcare Group, Inc. (a)	37,271	1,187,081
Arcadia Resources, Inc. (a)(d)	80,061	179,337
Assisted Living Concepts, Inc. Class A (a)	42,471	486,293
Bio-Reference Laboratories, Inc. (a)(d)	15,824	387,530
BioScrip, Inc. (a)	27,406	86,603
Brookdale Senior Living, Inc.	38,300	1,808,143
BSML, Inc. (a)(d)	1,435	1,995
Capital Senior Living Corp. (a)	24,577	264,940
Centene Corp. (a)	32,250	777,870
Chemed Corp.	22,259	1,030,369
Chindex International, Inc. (a)	5,445	92,783
Community Health Systems, Inc. (a)	74,458	2,773,561
Comprehensive Care Corp. (a)	300	285
Corvel Corp. (a)	10,620	319,874
Cross Country Healthcare, Inc. (a)	21,491	409,404
Cryolife, Inc.	23,279	183,206
DaVita, Inc. (a)	85,842	4,682,681
Dialysis Corp. of America (a)	7,648	105,542
Emergency Medical Services Corp. Class A (a)	8,611	227,589
Emeritus Corp. (a)	6,789	189,753
Five Star Quality Care, Inc. (a)	24,607	281,258
Genesis HealthCare Corp. (a)	17,240	1,086,982
Gentiva Health Services, Inc. (a)	25,101	495,494
Hanger Orthopedic Group, Inc. (a)	15,855	185,028
Health Grades, Inc. (a)	14,002	77,851
Health Net, Inc. (a)	93,737	5,012,117
HealthExtras, Inc. (a)	28,188	746,982
HealthSouth Corp. (a)	62,357	1,494,074
Healthspring, Inc.	34,074	719,984
Healthways, Inc. (a)	30,358	1,320,269
HearUSA, Inc. (a)	11,117	17,231
Henry Schein, Inc. (a)	72,867	3,801,471
HMS Holdings Corp. (a)	14,779	292,624
Hooper Holmes, Inc. (a)	50,431	194,159
Horizon Health Corp. (a)	9,996	195,322
Hythiam, Inc. (a)(d)	13,644	109,152
I-trax, Inc. (a)	31,500	126,000
Integramed America, Inc. (a)	10,000	152,500
InVentiv Health, Inc. (a)	24,546	895,193
Kindred Healthcare, Inc. (a)	30,255	995,995
Landauer, Inc.	6,794	345,611

	Shares	Value
LCA-Vision, Inc.	19,294	$ 841,218
LHC Group, Inc. (a)	12,720	364,810
LifePoint Hospitals, Inc. (a)	46,027	1,684,588
Lincare Holdings, Inc. (a)	78,452	3,063,551
Magellan Health Services, Inc. (a)	30,882	1,291,176
Matria Healthcare, Inc. (a)	20,805	527,823
Medcath Corp. (a)	9,021	261,789
Medical Staffing Network Holdings, Inc. (a)	8,863	56,457
Metropolitan Health Networks, Inc. (a)	36,067	85,479
Molina Healthcare, Inc. (a)	9,397	292,811
MWI Veterinary Supply, Inc. (a)	5,699	176,840
National Healthcare Corp.	5,307	290,717
National Home Health Care Corp.	1,600	18,736
National Medical Health Card Systems, Inc. (a)	2,994	42,156
National Research Corp.	1,185	26,888
Nighthawk Radiology Holdings, Inc.	17,798	369,842
NovaMed Eyecare, Inc. (a)	33,673	249,180
Odyssey Healthcare, Inc. (a)	35,991	488,758
Omnicare, Inc.	99,585	4,136,761
Option Care, Inc.	22,677	301,151
Owens & Minor, Inc.	35,142	1,158,632
PainCare Holdings, Inc. (a)	63,158	43,579
PDI, Inc. (a)	3,836	38,744
Pediatric Services of America, Inc. (a)	16,212	210,756
Pediatrix Medical Group, Inc. (a)	39,933	2,160,375
Providence Service Corp. (a)(d)	11,318	248,996
PSS World Medical, Inc. (a)	58,610	1,215,571
Psychemedics Corp.	3,872	64,895
Psychiatric Solutions, Inc.	43,787	1,749,729
QMed, Inc.	4,585	20,541
Radiation Therapy Services, Inc. (a)	9,544	288,038
RehabCare Group, Inc. (a)	10,698	162,610
ResCare, Inc. (a)	17,138	305,399
Rotech Healthcare, Inc. (a)	15,900	44,997
Rural/Metro Corp. (a)	20,488	155,094
Sierra Health Services, Inc. (a)	41,577	1,545,001
SRI/Surgical Express, Inc. (a)	2,620	13,283
Sun Healthcare Group, Inc. (a)	33,342	438,447
Sunrise Senior Living, Inc.	34,683	1,359,227
Symbion, Inc. (a)	24,258	506,507
Triad Hospitals, Inc. (a)	70,102	3,438,503
U.S. Physical Therapy, Inc. (a)	16,352	220,916
United Surgical Partners International, Inc. (a)	39,805	1,215,645
Universal Health Services, Inc. Class B	39,787	2,302,076
VCA Antech, Inc. (a)	70,020	2,570,434
Visicu, Inc.	16,759	117,816
VistaCare, Inc. Class A (a)	9,859	92,872
Wellcare Health Plans, Inc. (a)	27,978	2,297,274
		76,573,861
Health Care Technology - 0.3%
A.D.A.M., Inc. (a)	2,620	16,244
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Allscripts Healthcare Solutions, Inc. (a)	37,686	$ 1,020,537
AMICAS, Inc. (a)	31,224	89,301
Cerner Corp. (a)(d)	50,835	2,649,012
Claimsnet.com, Inc. (a)	2,700	408
Computer Programs & Systems, Inc.	9,905	285,066
Dendrite International, Inc. (a)	31,354	399,450
Eclipsys Corp. (a)	34,462	720,945
Emageon, Inc. (a)(d)	18,876	220,283
Emdeon Corp. (a)	124,548	1,860,747
HealthAxis, Inc. (a)	190	338
HealthStream, Inc. (a)	6,041	22,654
iCAD, Inc. (a)	48,360	192,473
Mediware Information Systems, Inc. (a)	1,310	11,869
Merge Technologies, Inc.	15,882	80,045
Omnicell, Inc. (a)	26,838	520,926
Phase Forward, Inc. (a)	24,189	320,020
ProxyMed, Inc. (a)	3,259	18,609
Quadramed Corp. (a)	35,763	112,653
TriZetto Group, Inc. (a)	32,955	686,453
Vital Images, Inc. (a)	14,431	495,993
WebMD Health Corp. Class A (a)(d)	9,120	490,565
		10,214,591
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	29,292	186,297
Advanced Magnetics, Inc. (a)	11,305	666,656
Affymetrix, Inc. (a)	51,786	1,332,454
Albany Molecular Research, Inc. (a)	10,983	103,899
Alliance Pharmaceutical Corp. (a)	2,080	241
Applera Corp. - Celera Genomics Group (a)	58,482	813,485
Bio-Imaging Technologies, Inc. (a)	2,110	17,724
Bio-Rad Laboratories, Inc. Class A (a)	15,741	1,116,352
Bioanalytical Systems, Inc. (a)	4,772	31,925
BioVeris Corp. (a)	25,451	300,067
Bruker BioSciences Corp. (a)	29,315	264,128
Caliper Life Sciences, Inc. (a)	28,993	169,029
Cambrex Corp.	25,026	577,100
Charles River Laboratories International, Inc. (a)	54,313	2,490,251
Ciphergen Biosystems, Inc. (a)	8,010	10,413
Covance, Inc. (a)(d)	51,226	3,158,595
Cryo-Cell International, Inc. (a)	6,550	14,410
Dionex Corp. (a)	15,118	931,571
Diversa Corp. (a)(d)	30,931	232,292
Encorium Group, Inc. (a)	7,298	31,746
Enzo Biochem, Inc. (a)(d)	19,619	283,495
eResearchTechnology, Inc. (a)(d)	23,930	169,424
Exelixis, Inc. (a)	75,857	763,880
Gene Logic, Inc. (a)	7,441	13,394
Harvard Bioscience, Inc. (a)	8,617	43,688
Illumina, Inc. (a)	41,693	1,400,468

	Shares	Value
Immunicon Corp. (a)	7,192	$ 20,425
Interleukin Genetics, Inc. (a)	6,973	34,516
Invitrogen Corp. (a)	39,994	2,529,621
Kendle International, Inc. (a)	9,169	317,706
Luminex Corp. (a)	20,616	290,067
Medivation, Inc. (a)	18,044	302,237
Medtox Scientific, Inc. (a)	8,211	108,467
Molecular Devices Corp. (a)	12,725	449,065
Nanogen, Inc. (a)	35,888	50,961
Nektar Therapeutics (a)(d)	69,823	828,101
PAREXEL International Corp. (a)	24,512	833,653
Pharmaceutical Product Development, Inc.	81,045	2,576,421
PharmaNet Development Group, Inc. (a)	16,840	342,189
PRA International (a)	13,580	272,415
Sequenom, Inc. (a)	25,316	106,074
Stratagene Corp.	1,955	16,715
Techne Corp. (a)	30,814	1,735,444
Third Wave Technologies, Inc. (a)	44,390	233,491
Tripos, Inc. (a)	2,058	1,235
Varian, Inc. (a)	26,948	1,466,780
Ventana Medical Systems, Inc. (a)	28,019	1,127,765
		28,766,332
Pharmaceuticals - 1.0%
Abraxis BioScience, Inc. (a)	23,499	618,964
Acusphere, Inc. (a)(d)	1,403	3,802
Adams Respiratory Therapeutics, Inc. (a)	23,743	862,346
Adolor Corp. (a)	29,553	197,414
Advancis Pharmaceutical Corp. (a)(d)	4,491	11,272
Akorn, Inc. (a)	32,825	193,996
Alexza Pharmaceuticals, Inc.	14,000	140,280
Alpharma, Inc. Class A	31,681	835,111
Alteon, Inc. (a)	9,772	1,173
Anesiva, Inc. (a)	1,142	9,170
Atherogenics, Inc. (a)(d)	26,187	286,224
Auxilium Pharmaceuticals, Inc. (a)	18,555	230,639
AVANIR Pharmaceuticals Class A (a)	14,261	26,525
Barrier Therapeutics, Inc. (a)(d)	6,541	42,974
Bentley Pharmaceuticals, Inc. (a)	12,642	107,836
BioMimetic Therapeutics, Inc.	12,723	210,057
Bradley Pharmaceuticals, Inc. (a)	14,282	276,785
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	219,633
Collagenex Pharmaceuticals, Inc. (a)(d)	22,008	297,548
Columbia Laboratories, Inc. (a)	36,536	51,881
Corcept Therapeutics, Inc. (a)	7,957	8,753
Cortex Pharmaceuticals, Inc. (a)	7,017	11,929
Cypress Bioscience, Inc. (a)	27,092	210,234
DepoMed, Inc. (a)(d)	14,582	50,600
Discovery Laboratories, Inc. (a)(d)	33,851	74,472
Durect Corp. (a)(d)	36,548	147,288
Emisphere Technologies, Inc. (a)(d)	22,624	113,572
Endo Pharmaceuticals Holdings, Inc. (a)	115,305	3,598,669
Epicept Corp. (a)(d)	1,640	2,657
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Heska Corp. (a)	20,430	$ 33,710
Hi-Tech Pharmacal Co., Inc. (a)(d)	9,053	99,674
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	36,509
Immtech Pharmaceuticals, Inc. (a)	2,377	14,096
Inspire Pharmaceuticals, Inc. (a)	46,517	320,967
Interpharm Holdings, Inc. (a)	2,260	3,955
Ista Pharmaceuticals, Inc. (a)	7,132	57,912
KV Pharmaceutical Co. Class A (a)	35,773	881,804
Matrixx Initiatives, Inc. (a)	3,745	66,923
Medicines Co. (a)	41,546	1,120,496
Medicis Pharmaceutical Corp. Class A	42,133	1,531,956
MGI Pharma, Inc. (a)	68,273	1,448,753
Nastech Pharmaceutical Co., Inc. (a)	15,653	180,949
New River Pharmaceuticals, Inc.	13,190	834,268
NitroMed, Inc. (a)(d)	19,202	73,928
Noven Pharmaceuticals, Inc. (a)	23,333	574,458
Nutrition 21, Inc. (a)(d)	16,280	26,699
Oxis International, Inc. (a)	5,100	1,275
Pain Therapeutics, Inc. (a)	28,510	224,944
Par Pharmaceutical Companies, Inc. (a)	32,153	780,675
Penwest Pharmaceuticals Co. (a)(d)	18,669	246,991
Perrigo Co.	66,464	1,109,949
Pharmos Corp. (a)	12,987	20,260
Pozen, Inc. (a)	22,220	349,521
Questcor Pharmaceuticals, Inc. (a)	47,623	59,529
Repros Therapeutics, Inc. (a)	15,715	178,051
Salix Pharmaceuticals Ltd. (a)	33,772	479,900
Santarus, Inc. (a)(d)	45,220	298,904
Sciele Pharma, Inc. (a)	26,421	607,683
SCOLR Pharma, Inc. (a)(d)	17,200	58,996
Sepracor, Inc. (a)(d)	89,506	4,704,435
Somaxon Pharmaceuticals, Inc. (a)	7,756	88,031
Spectrum Pharmaceuticals, Inc. (a)(d)	57,989	346,194
SuperGen, Inc. (a)(d)	43,317	207,055
Valeant Pharmaceuticals International	83,751	1,501,655
ViroPharma, Inc. (a)	50,644	810,304
Vivus, Inc. (a)(d)	59,578	235,333
Warner Chilcott Ltd.	58,909	876,566
Xenoport, Inc. (a)	19,956	514,466
Zila, Inc. (a)	11,602	24,480
		29,874,058
TOTAL HEALTH CARE		314,856,926
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.1%
AAR Corp. (a)	26,938	784,165
AeroVironment, Inc.	8,625	183,454
Alliant Techsystems, Inc. (a)	27,251	2,358,574
Applied Signal Technology, Inc.	17,972	289,709
Argon ST, Inc. (a)	10,954	265,415

	Shares	Value
Armor Holdings, Inc. (a)	28,116	$ 1,790,708
Astronics Corp. (a)	3,368	60,119
BE Aerospace, Inc. (a)	64,057	1,933,881
Ceradyne, Inc. (a)	19,822	1,022,815
CPI Aerostructures, Inc. (a)	1,677	11,001
Cubic Corp.	19,229	405,732
Curtiss-Wright Corp.	35,307	1,235,039
DRS Technologies, Inc.	34,290	1,817,027
Ducommun, Inc. (a)	6,348	162,382
DynCorp International, Inc. Class A	16,696	277,154
EDO Corp.	17,717	425,917
Esterline Technologies Corp. (a)	19,178	784,764
GenCorp, Inc. (non-vtg.) (a)(d)	40,286	559,573
Heico Corp. Class A	19,833	634,061
Herley Industries, Inc. (a)	12,228	187,944
Hexcel Corp. (a)(d)	74,936	1,353,344
Innovative Solutions & Support, Inc. (a)	8,701	181,764
Ionatron, Inc. (d)	15,916	83,877
Irvine Sensors Corp. (a)	390	554
K&F Industries Holdings, Inc. (a)	18,051	443,874
Ladish Co., Inc. (a)	14,096	589,213
LMI Aerospace, Inc. (a)	5,920	106,501
Moog, Inc. Class A (a)	31,653	1,206,296
MTC Technologies, Inc. (a)	6,932	146,335
Orbital Sciences Corp. (a)	53,836	1,065,414
Pemco Aviation Group, Inc. (a)	664	5,026
Precision Castparts Corp.	107,081	9,741,159
Spirit AeroSystems Holdings, Inc. Class A	48,258	1,424,094
Stanley, Inc.	13,971	210,683
Sypris Solutions, Inc.	8,306	50,584
Taser International, Inc. (a)(d)	47,928	380,548
Teledyne Technologies, Inc. (a)	25,523	971,150
The Allied Defense Group, Inc. (a)(d)	7,168	86,446
Todd Shipyards Corp.	6,043	121,041
Triumph Group, Inc.	12,884	690,711
TVI Corp. (a)	29,926	58,056
United Industrial Corp.	7,610	410,560
		34,516,664
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	44,456	331,197
AirNet Systems, Inc. (a)	400	1,300
Atlas Air Worldwide Holdings, Inc. (a)	13,489	658,938
C.H. Robinson Worldwide, Inc.	136,916	6,977,239
Dynamex, Inc. (a)	9,891	236,988
EGL, Inc. (a)	28,263	995,140
Expeditors International of Washington, Inc.	176,750	7,927,238
Forward Air Corp.	27,631	901,323
Hub Group, Inc. Class A	31,085	984,462
Pacer International, Inc.	28,317	765,409
Park-Ohio Holdings Corp. (a)	8,657	157,904
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
UTI Worldwide, Inc.	65,023	$ 1,959,793
Velocity Express Corp. (a)	10	13
		21,896,944
Airlines - 0.7%
AirTran Holdings, Inc. (a)(d)	81,281	846,948
Alaska Air Group, Inc. (a)	33,865	1,388,465
Allegiant Travel Co.	6,729	229,863
AMR Corp. (a)(d)	161,676	5,511,535
Continental Airlines, Inc. Class B (a)(d)	73,007	2,891,077
ExpressJet Holdings, Inc. Class A (a)	34,207	247,317
Frontier Airlines Holdings, Inc. (a)(d)	24,186	162,288
Hawaiian Holdings, Inc. (a)	24,994	115,222
JetBlue Airways Corp. (a)(d)	137,970	1,698,411
MAIR Holdings, Inc. (a)	10,106	68,721
Mesa Air Group, Inc. (a)	31,372	238,741
Midwest Air Group, Inc. (a)	21,526	279,838
Pinnacle Airlines Corp. (a)	20,690	371,386
Republic Airways Holdings, Inc. (a)	27,249	540,075
SkyWest, Inc. (d)	54,320	1,387,876
UAL Corp. (a)(d)	78,902	3,155,291
US Airways Group, Inc. (a)	50,240	2,627,050
		21,760,104
Building Products - 0.5%
Aaon, Inc.	9,753	270,841
Advanced Environmental Recycling Technologies, Inc. Class A (a)(d)	11,364	19,887
American Woodmark Corp.	10,570	420,052
Ameron International Corp.	7,159	528,907
Apogee Enterprises, Inc.	23,597	495,065
Armstrong World Industries, Inc. (a)	15,282	766,087
Builders FirstSource, Inc. (a)	13,109	236,224
ElkCorp	15,294	662,383
Goodman Global, Inc.	32,183	611,477
Griffon Corp. (a)	22,241	522,441
Insteel Industries, Inc.	8,390	154,460
International Aluminum Corp.	2,821	147,764
Lennox International, Inc.	52,433	1,799,501
NCI Building Systems, Inc. (a)	15,395	859,657
Owens Corning (a)	66,888	2,141,085
PGT, Inc.	8,670	112,016
PW Eagle, Inc. (d)	10,324	342,963
Quixote Corp.	10,799	220,732
Simpson Manufacturing Co. Ltd. (d)	33,985	1,128,982
Trex Co., Inc. (a)(d)	9,177	224,102
Universal Forest Products, Inc.	14,214	736,712
US Home Systems, Inc. (a)	1,441	18,315
USG Corp. (d)	61,295	3,321,576
		15,741,229
Commercial Services & Supplies - 2.8%
A.T. Cross Co. Class A (a)	7,939	70,657

	Shares	Value
ABM Industries, Inc.	39,362	$ 1,035,614
ACCO Brands Corp. (a)	43,322	943,553
Adesa, Inc.	70,864	1,948,760
Administaff, Inc.	18,519	657,239
Advisory Board Co. (a)	16,083	836,477
American Ecology Corp.	11,952	225,295
American Reprographics Co. (a)	23,399	774,741
Amrep Corp. (d)	2,187	197,683
Angelica Corp.	10,844	298,102
APAC Customer Services, Inc. (a)	13,380	64,090
Barrett Business Services, Inc.	6,200	151,094
Bowne & Co., Inc.	22,482	349,145
Brady Corp. Class A	40,402	1,322,761
Casella Waste Systems, Inc. Class A (a)	29,398	347,190
CBIZ, Inc. (a)	38,465	262,331
CDI Corp.	10,663	284,276
Central Parking Corp. (d)	12,239	271,583
Cenveo, Inc. (a)	30,413	670,911
ChoicePoint, Inc. (a)	64,729	2,516,664
Clean Harbors, Inc. (a)	11,343	572,935
Competitive Technologies, Inc. (a)	3,836	10,357
Comsys IT Partners, Inc. (a)	9,126	181,607
Consolidated Graphics, Inc. (a)	11,385	811,295
Copart, Inc. (a)	56,572	1,666,045
Cornell Companies, Inc. (a)	9,523	195,412
Corporate Executive Board Co.	34,304	2,669,194
Corrections Corp. of America (a)	47,381	2,480,869
CoStar Group, Inc. (a)(d)	16,629	779,401
Covanta Holding Corp. (a)	71,138	1,617,678
CRA International, Inc. (a)	8,845	458,083
Deluxe Corp.	43,383	1,339,233
Diamond Management & Technology Consultants, Inc.	25,988	392,159
Document Security Systems, Inc. (a)(d)	9,753	110,209
Dun & Bradstreet Corp.	51,309	4,529,559
Ennis, Inc.	16,601	428,306
Evans Systems, Inc. (a)	340	160
Exponent, Inc. (a)	8,808	162,155
First Advantage Corp. Class A (a)	10,252	255,172
First Consulting Group, Inc. (a)	16,842	203,451
Food Technology Service, Inc. (a)	6,071	17,242
FTI Consulting, Inc. (a)	35,669	1,197,408
Fuel Tech, Inc. (a)	11,302	287,071
G&K Services, Inc. Class A	19,453	731,238
GeoEye, Inc. (a)	10,285	186,467
GP Strategies Corp. (a)	14,690	131,622
Healthcare Services Group, Inc.	17,528	491,485
Heidrick & Struggles International, Inc. (a)	13,431	615,543
Herman Miller, Inc.	54,299	2,088,883
HNI Corp.	30,495	1,524,750
Hudson Highland Group, Inc. (a)	28,033	456,377
Humitech International Group, Inc. (a)	75	0
Huron Consulting Group, Inc. (a)	13,021	825,531
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ICT Group, Inc. (a)	7,987	$ 216,128
IHS, Inc. Class A (a)	25,810	969,166
IKON Office Solutions, Inc.	81,546	1,140,013
Innerworkings, Inc.	29,905	405,213
Innotrac Corp. (a)	3,181	6,744
Integrated Alarm Services Group, Inc. (a)(d)	5,801	22,450
Interface, Inc. Class A (a)	47,313	748,492
Intersections, Inc. (a)	3,842	44,221
John H. Harland Co.	19,433	981,367
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	15,957	490,997
Kenexa Corp. (a)	14,861	500,667
Kforce, Inc. (a)	31,125	423,300
Knoll, Inc.	33,731	780,873
Korn/Ferry International (a)	39,708	916,461
Labor Ready, Inc. (a)	41,139	755,723
Layne Christensen Co. (a)	9,628	308,481
Learning Tree International, Inc. (a)	4,772	53,590
LECG Corp. (a)	17,331	232,929
M&F Worldwide Corp. (a)	13,753	532,929
Mac-Gray Corp. (a)	3,487	48,051
Manpower, Inc.	68,500	5,089,550
McGrath RentCorp.	22,234	661,906
Medialink Worldwide, Inc. (a)(d)	9,153	53,637
Mine Safety Appliances Co.	26,004	1,057,063
Mobile Mini, Inc.	27,426	738,582
Multi-Color Corp.	4,668	163,007
Nashua Corp. (a)	4,665	41,705
Navigant Consulting, Inc. (a)	45,819	887,514
Odyssey Marine Exploration, Inc. (a)	41,200	118,244
On Assignment, Inc. (a)	26,914	329,966
PeopleSupport, Inc. (a)	22,685	480,015
Perma-Fix Environmental Services, Inc. (a)	8,161	18,199
PHH Corp. (a)	48,705	1,377,864
Pike Electric Corp. (a)	16,493	295,555
PRG-Schultz International, Inc. (a)	1	10
Protection One, Inc. (d)	512	9,216
RCM Technologies, Inc. (a)	5,333	36,211
Republic Services, Inc.	87,766	3,692,316
Resources Connection, Inc. (a)	40,441	1,308,671
Rollins, Inc.	31,671	728,433
SAIC, Inc.	69,122	1,246,270
Schawk, Inc. Class A	8,849	155,300
School Specialty, Inc. (a)	19,272	719,038
Sirva, Inc. (a)	9,936	36,465
Spherion Corp. (a)	59,543	528,146
Spherix, Inc. (a)	5,297	9,799
Standard Parking Corp. (a)	3,872	131,609
Standard Register Co.	11,044	144,787

	Shares	Value
Steelcase, Inc. Class A	48,252	$ 937,054
Stericycle, Inc. (a)(d)	38,855	3,023,308
Synagro Technologies, Inc.	105,827	604,272
Taleo Corp. Class A (a)	10,048	160,768
Team, Inc. (a)	5,770	197,103
TeamStaff, Inc. (a)	6,456	7,424
Teletech Holdings, Inc. (a)	27,038	851,156
Tetra Tech, Inc. (a)	45,053	803,295
The Brink's Co.	37,386	2,214,373
The Geo Group, Inc. (a)	17,567	821,960
TRC Companies, Inc. (a)	3,649	36,928
TRM Corp. (a)(d)	4,518	13,238
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)	24,647	1,355,585
UTEK Corp. (d)	10,333	132,779
Viad Corp.	15,820	589,770
Volt Information Sciences, Inc.	9,477	324,019
Waste Connections, Inc.	43,119	1,906,722
Waste Industries USA, Inc.	5,309	134,689
Waterlink, Inc. (a)	13,000	8
Watson Wyatt Worldwide, Inc. Class A	34,424	1,654,762
WCA Waste Corp. (a)	14,127	107,224
Westaff, Inc. (a)	6,445	35,319
		86,193,692
Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	30,009	408,422
EMCOR Group, Inc. (a)	26,922	1,616,935
Foster Wheeler Ltd. (a)	57,421	3,174,233
Granite Construction, Inc.	28,303	1,652,329
Infrasource Services, Inc. (a)	34,459	844,935
Insituform Technologies, Inc. Class A (a)	21,224	537,816
Integrated Electrical Services, Inc. (a)	10,323	242,074
Jacobs Engineering Group, Inc. (a)	46,336	4,185,994
KBR, Inc. (d)	20,822	473,284
Michael Baker Corp. (a)	6,664	160,602
Modtech Holdings, Inc. (a)	5,824	22,655
Perini Corp. (a)	17,679	641,571
Quanta Services, Inc. (a)	83,117	1,927,483
Shaw Group, Inc. (a)	64,317	1,979,677
Sterling Construction Co., Inc. (a)	7,183	135,184
URS Corp. (a)	41,118	1,709,275
Washington Group International, Inc. (a)	24,931	1,461,455
Xanser Corp. (a)	6,501	34,780
		21,208,704
Electrical Equipment - 1.1%
A.O. Smith Corp.	16,094	622,355
Active Power, Inc. (a)	42,574	88,554
Acuity Brands, Inc.	34,041	1,885,871
American Superconductor Corp. (a)(d)	25,860	347,558
AMETEK, Inc.	85,316	2,917,807
AML Communications, Inc. (a)	4,959	6,248
AZZ, Inc. (a)	7,194	291,357
Baldor Electric Co.	30,674	1,116,534
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Beacon Power Corp. (a)	1,934	$ 1,755
Belden CDT, Inc.	34,892	1,617,942
BTU International, Inc. (a)	5,333	53,117
C&D Technologies, Inc.	41,016	228,459
Capstone Turbine Corp. (a)	73,813	64,955
Digital Power Corp. (a)	4,959	7,686
Distributed Energy Systems Corp. (a)(d)	27,692	83,907
Encore Wire Corp. (d)	10,750	279,070
Energy Conversion Devices, Inc. (a)(d)	34,512	1,038,811
EnerSys (a)	28,340	486,031
Evergreen Solar, Inc. (a)(d)	52,102	515,810
EXX, Inc. Class A (a)	3,975	14,111
Fiberstars, Inc. (a)	9,000	71,100
First Solar, Inc.	14,753	704,456
Franklin Electric Co., Inc.	12,891	624,698
FuelCell Energy, Inc. (d)	37,064	255,742
General Cable Corp.	42,054	2,100,597
Genlyte Group, Inc. (a)	20,419	1,416,874
GrafTech International Ltd. (a)	80,286	634,259
Hubbell, Inc. Class B	51,302	2,477,887
II-VI, Inc. (a)	24,899	769,877
LaBarge, Inc. (a)	3,526	46,191
Lamson & Sessions Co. (a)(d)	12,003	361,650
LSI Industries, Inc.	22,573	372,680
MagneTek, Inc. (a)	24,905	130,502
Medis Technologies Ltd. (a)(d)	17,535	301,251
Microfield Group, Inc. (a)	20,770	12,462
Microvision, Inc. (a)(d)	55,975	191,435
Millennium Cell, Inc. (a)	10,760	10,760
Peco II, Inc. (a)	2,700	2,565
Plug Power, Inc. (a)(d)	58,171	202,435
Powell Industries, Inc. (a)	3,555	107,219
Power-One, Inc. (a)	77,604	478,041
Preformed Line Products Co.	2,387	79,797
Regal-Beloit Corp.	23,241	1,051,423
Roper Industries, Inc.	70,111	3,724,296
Superior Essex, Inc. (a)	17,936	570,544
Technology Research Corp.	3,139	15,695
Thomas & Betts Corp. (a)	46,250	2,350,425
Ultralife Batteries, Inc. (a)(d)	14,770	132,930
UQM Technologies, Inc. (a)	9,558	43,967
Valence Technology, Inc. (a)(d)	28,181	48,753
Vicor Corp.	14,143	132,096
Woodward Governor Co.	24,562	1,023,253
		32,113,798
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	23,116	2,014,328
McDermott International, Inc. (a)	89,543	4,315,973
Raven Industries, Inc.	17,290	499,854
Sequa Corp. Class A	6,103	748,228
Standex International Corp.	13,917	391,903

	Shares	Value
Teleflex, Inc.	27,548	$ 1,843,512
Tredegar Corp.	22,613	504,496
Walter Industries, Inc.	38,032	948,138
		11,266,432
Machinery - 2.6%
3D Systems Corp. (a)(d)	10,723	194,622
A.S.V., Inc. (a)(d)	19,924	310,814
Accuride Corp. (a)	25,655	343,777
Actuant Corp. Class A	20,319	1,060,652
AGCO Corp. (a)	72,344	2,622,470
Alamo Group, Inc.	3,665	88,253
Albany International Corp. Class A	19,056	651,715
American Railcar Industries, Inc.	6,226	190,765
American Science & Engineering, Inc. (a)	6,072	310,644
Ampco-Pittsburgh Corp.	3,730	94,556
Astec Industries, Inc. (a)	12,330	474,212
Axsys Technologies, Inc. (a)	6,806	115,566
Badger Meter, Inc.	7,904	233,247
Baldwin Technology Co., Inc. Class A (a)	3,555	17,917
Barnes Group, Inc.	36,936	824,781
Basin Water, Inc. (d)	5,840	45,786
Blount International, Inc. (a)	30,055	354,950
Briggs & Stratton Corp.	39,897	1,166,588
Bucyrus International, Inc. Class A	27,193	1,385,483
Cascade Corp.	10,800	612,036
Catalytica Energy Systems, Inc. (a)	8,234	14,986
Chart Industries, Inc.	10,205	173,383
Circor International, Inc.	13,104	451,564
CLARCOR, Inc.	49,508	1,534,253
Columbus McKinnon Corp. (NY Shares) (a)	13,284	308,189
Commercial Vehicle Group, Inc. (a)	23,576	457,139
Crane Co.	39,904	1,519,943
Donaldson Co., Inc.	66,671	2,390,822
Dynamic Materials Corp.	7,896	246,908
Eastern Co.	7,453	181,853
EnPro Industries, Inc. (a)	16,362	621,592
ESCO Technologies, Inc. (a)	21,495	936,967
Federal Signal Corp.	41,599	626,065
Flanders Corp. (a)	10,793	84,293
Flow International Corp. (a)	32,121	389,307
Flowserve Corp. (a)	46,167	2,396,991
Force Protection, Inc. (a)(d)	53,841	877,608
FreightCar America, Inc.	9,610	476,079
Gardner Denver, Inc. (a)	43,503	1,473,447
Gehl Co. (a)	7,751	196,565
Gorman-Rupp Co.	14,693	423,158
Graco, Inc.	49,259	1,995,482
Graham Corp.	4,038	60,974
Greenbrier Companies, Inc. (d)	15,064	429,475
Hardinge, Inc.	3,618	81,043
Harsco Corp.	33,565	2,879,877
Hirsch International Corp. Class A (a)	2,100	5,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hurco Companies, Inc. (a)	6,978	$ 269,909
IDEX Corp.	47,751	2,483,530
Joy Global, Inc.	97,756	4,334,501
K-Tron International, Inc. (a)	2,734	197,641
Kadant, Inc. (a)	10,799	253,129
Kaydon Corp.	24,116	1,045,911
Kennametal, Inc.	34,518	2,112,502
Key Technology, Inc. (a)	2,697	45,094
L.B. Foster Co. Class A (a)	8,604	169,929
Lincoln Electric Holdings, Inc.	31,586	1,970,966
Lindsay Corp.	9,496	326,093
Lydall, Inc. (a)	19,210	274,895
Manitowoc Co., Inc.	50,654	2,973,390
Met-Pro Corp.	6,581	102,269
Middleby Corp. (a)	5,813	641,058
Milacron, Inc.	13,450	10,222
Miller Industries, Inc. (a)	8,914	201,902
Mueller Industries, Inc.	32,321	963,166
Mueller Water Products, Inc.:
Class A (d)	39,960	595,404
Class B	62,845	932,620
NACCO Industries, Inc. Class A	5,002	642,407
Navistar International Corp. (a)	53,629	2,174,656
Nordson Corp.	25,208	1,229,646
Omega Flex, Inc.	3,426	77,085
Oshkosh Truck Co.	58,107	3,117,441
Paragon Technologies, Inc. (a)	1,565	9,249
Pentair, Inc.	82,307	2,569,625
Portec Rail Products, Inc.	5,406	55,412
RBC Bearings, Inc. (a)	17,814	581,271
Robbins & Myers, Inc.	8,822	345,558
Spire Corp. (a)	200	2,110
SPX Corp.	44,769	3,129,353
Sun Hydraulics Corp.	10,640	233,974
Tecumseh Products Co. Class A (non-vtg.) (a)(d)	17,767	302,394
Tennant Co.	17,405	535,726
The L.S. Starrett Co. Class A	5,190	93,939
Timken Co.	69,798	1,994,827
Titan International, Inc. (d)	13,144	321,239
Toro Co.	36,128	1,898,526
Trinity Industries, Inc.	66,979	2,803,071
TurboChef Technologies, Inc. (a)(d)	14,658	220,017
Twin Disc, Inc.	3,578	153,675
Valmont Industries, Inc.	13,420	761,182
Wabash National Corp.	25,195	405,891
Wabtec Corp.	38,530	1,240,666
Watts Water Technologies, Inc. Class A	25,624	965,000
		78,100,118
Marine - 0.2%
Alexander & Baldwin, Inc.	39,208	1,937,659

	Shares	Value
American Commercial Lines, Inc. (a)	40,386	$ 1,459,146
Eagle Bulk Shipping, Inc.	22,770	455,400
Excel Maritime Carriers Ltd. (a)	14,221	253,845
Genco Shipping & Trading Ltd.	11,502	349,661
Horizon Lines, Inc. Class A	17,616	510,688
International Shipholding Corp. (a)	4,464	79,459
Kirby Corp. (a)	43,637	1,594,496
		6,640,354
Road & Rail - 0.9%
AMERCO (a)	5,289	343,891
Arkansas Best Corp.	17,378	685,910
Avis Budget Group, Inc.	79,899	2,124,514
Celadon Group, Inc. (a)	16,572	296,805
Con-way, Inc.	38,925	1,911,218
Covenant Transport, Inc. Class A (a)	4,491	51,961
Dollar Thrifty Automotive Group, Inc. (a)	20,712	1,075,574
Florida East Coast Industries, Inc. Class A	16,017	974,634
Frozen Food Express Industries, Inc.	4,026	33,738
Genesee & Wyoming, Inc. Class A (a)	32,219	836,405
Heartland Express, Inc.	47,140	778,281
Hertz Global Holdings, Inc.	78,311	1,664,892
J.B. Hunt Transport Services, Inc.	88,505	2,350,693
Kansas City Southern (d)	61,004	1,954,568
Knight Transportation, Inc.	47,474	886,814
Laidlaw International, Inc.	68,874	2,354,113
Landstar System, Inc.	48,269	2,157,142
Marten Transport Ltd. (a)	18,360	306,428
Old Dominion Freight Lines, Inc. (a)	30,609	952,246
P.A.M. Transportation Services, Inc. (a)	3,368	77,127
Patriot Transportation Holding, Inc. (a)	534	45,524
Quality Distribution, Inc. (a)	6,526	56,124
Saia, Inc. (a)	10,643	289,915
Swift Transportation Co., Inc.	37,596	1,157,581
U.S. Xpress Enterprises, Inc. Class A (a)	6,026	116,242
Universal Truckload Services, Inc. (a)	5,000	121,250
USA Truck, Inc. (a)	4,594	74,561
Werner Enterprises, Inc.	50,060	965,157
YRC Worldwide, Inc. (a)	46,987	2,042,995
		26,686,303
Trading Companies & Distributors - 0.7%
Aceto Corp.	13,271	110,813
Aircastle Ltd.	24,508	843,810
Applied Industrial Technologies, Inc.	27,844	667,978
Beacon Roofing Supply, Inc. (a)(d)	40,814	678,737
BlueLinx Corp.	14,464	170,964
Electro Rent Corp. (a)	14,337	218,066
Empire Resources, Inc. (d)	3,903	40,552
Fastenal Co.	115,039	4,057,426
GATX Corp.	37,246	1,719,275
H&E Equipment Services, Inc.	13,420	354,422
Houston Wire & Cable Co. (d)	6,301	156,076
Huttig Building Products, Inc. (a)	6,924	42,444
Interline Brands, Inc. (a)	21,315	451,025
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Kaman Corp.	14,710	$ 335,535
Lawson Products, Inc.	2,516	98,602
MSC Industrial Direct Co., Inc. Class A	39,738	1,714,297
NuCo2, Inc. (a)(d)	10,939	268,443
Rush Enterprises, Inc. Class A (a)	25,209	468,131
TAL International Group, Inc.	13,278	318,274
TransDigm Group, Inc.	14,260	454,894
UAP Holding Corp.	29,745	754,631
United Rentals, Inc. (a)	54,236	1,550,065
Watsco, Inc.	18,985	956,274
WESCO International, Inc. (a)	40,932	2,731,392
Williams Scotsman International, Inc. (a)	17,831	363,039
Willis Lease Finance Corp.	2,246	23,583
		19,548,748
Transportation Infrastructure - 0.0%
Interpool, Inc.	13,630	332,572
Macquarie Infrastructure Co. Trust	26,003	1,001,116
		1,333,688
TOTAL INDUSTRIALS		377,006,778
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.4%
3Com Corp. (a)	328,527	1,271,399
ACE*COMM Corp. (a)	4,585	4,356
Acme Packet, Inc.	19,434	322,799
Adtran, Inc.	53,503	1,232,174
Airspan Networks, Inc. (a)(d)	55,386	251,452
Alliance Fiber Optic Products, Inc. (a)	23,499	47,233
AltiGen Communications, Inc. (a)	1,965	3,144
American Access Technologies, Inc. (a)	3,100	2,948
Anaren, Inc. (a)	13,340	222,378
Andrew Corp. (a)	139,794	1,484,612
Applied Innovation, Inc. (a)	4,398	14,689
Arris Group, Inc. (a)	82,971	1,090,239
Avanex Corp. (a)(d)	102,664	191,982
Avici Systems, Inc. (a)	5,006	43,903
Avocent Corp. (a)	39,482	1,256,712
Aware, Inc. (a)	10,854	59,588
Bel Fuse, Inc. Class B (non-vtg.)	8,174	259,851
Black Box Corp.	12,372	468,651
Blue Coat Systems, Inc. (a)(d)	10,558	341,340
Bookham, Inc. (a)	57,200	149,864
C-COR, Inc. (a)	39,930	545,045
Carrier Access Corp. (a)	8,499	42,070
Comarco, Inc. (a)	2,807	22,484
CommScope, Inc. (a)	50,718	1,951,121
Communications Systems, Inc.	2,049	21,822
Comtech Telecommunications Corp. (a)	17,025	584,809
Digi International, Inc. (a)	20,366	272,293
Ditech Networks, Inc. (a)	24,840	192,510

	Shares	Value
Dycom Industries, Inc. (a)	35,403	$ 885,075
EFJ, Inc. (a)	12,549	79,310
EMS Technologies, Inc. (a)	13,418	268,763
Endwave Corp. (a)	18,064	227,064
Entrada Networks, Inc. (a)	292	0
eOn Communications Corp. (a)	3,013	4,037
Extreme Networks, Inc. (a)	110,073	485,422
Ezenia!, Inc. (a)	2,900	6,380
F5 Networks, Inc. (a)	33,137	2,406,409
Finisar Corp. (a)(d)	189,430	604,282
Foundry Networks, Inc. (a)	103,599	1,512,545
Glenayre Technologies, Inc. (a)	64,254	168,345
Globecomm Systems, Inc. (a)	18,319	203,890
Harmonic, Inc. (a)	58,676	516,936
Harris Corp.	106,001	5,202,529
Harris Stratex Networks, Inc. (a)	15,045	306,918
Hughes Communications, Inc. (a)	2,184	98,062
Inter-Tel, Inc.	18,007	416,682
InterDigital Communication Corp. (a)	44,613	1,548,963
ION Networks, Inc. (a)	12,500	1,250
ISCO International, Inc. (a)	19,929	5,779
Ixia (a)	25,559	281,660
KVH Industries, Inc. (a)	19,517	195,951
Lantronix, Inc. (a)	17,964	28,024
Loral Space & Communications Ltd. (a)	12,027	559,857
MasTec, Inc. (a)	31,599	362,125
Microwave Filter Co., Inc.	3,836	4,220
MRV Communications, Inc. (a)(d)	91,561	345,185
NETGEAR, Inc. (a)	30,136	814,576
Network Engines, Inc. (a)	9,093	19,004
Network Equipment Technologies, Inc. (a)	26,253	207,661
Nextwave Wireless, Inc. (a)	17,155	199,684
NMS Communications Corp. (a)	36,033	67,382
NumereX Corp. Class A (a)	4,959	48,400
Occam Networks, Inc. (a)	8,924	121,099
Oplink Communications, Inc. (a)	13,673	225,468
Opnext, Inc.	5,351	90,164
Optelecom Nkf, Inc. (a)	1,053	10,309
Optical Cable Corp. (a)	1,228	6,459
Optical Cable Corp. warrants 10/24/07 (a)	1,083	1,218
Optical Communication Products, Inc. (a)	7,672	10,818
Optium Corp. (d)	5,296	121,861
ORBCOMM, Inc. (d)	18,975	244,398
Packeteer, Inc. (a)	33,076	396,912
Parkervision, Inc. (a)(d)	17,166	187,281
PC-Tel, Inc. (a)	22,837	237,505
Pegasus Wireless Corp. warrants 8/11/08 (a)	4,310	56
Performance Technologies, Inc. (a)	4,304	22,166
Plantronics, Inc.	44,599	912,496
Polycom, Inc. (a)	74,607	2,379,963
Powerwave Technologies, Inc. (a)	88,261	469,549
Radyne Corp. (a)	20,583	201,302
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc. (d)	12,359	$ 393,387
SafeNet, Inc. (a)	20,290	556,961
SCM Microsystems, Inc. (a)	4,117	16,550
SeaChange International, Inc. (a)	31,672	323,054
Sirenza Microdevices, Inc. (a)(d)	33,336	258,354
Sonus Networks, Inc. (a)	204,846	1,575,266
SpectraLink Corp. (a)	20,020	234,034
Stratos International, Inc. (a)	2,179	16,234
Sycamore Networks, Inc. (a)	185,978	712,296
Symmetricom, Inc. (a)	36,266	306,810
Tekelec (a)(d)	62,915	783,921
Telkonet, Inc. (a)(d)	34,540	94,640
Telular Corp. (a)	4,093	14,326
Terabeam, Inc. (a)	2,250	5,018
Tollgrade Communications, Inc. (a)	15,734	188,651
Tut Systems, Inc. (a)	5,838	6,655
UTStarcom, Inc. (a)(d)	98,847	913,346
Veramark Technologies, Inc. (a)	1,700	1,751
ViaSat, Inc. (a)	23,078	788,344
Vyyo, Inc. (a)(d)	7,423	31,919
Wave Wireless Corp. (a)	40	0
Wegener Corp. (a)	11,602	12,762
Westell Technologies, Inc. Class A (a)	93,476	217,799
Wi-Tron, Inc. (a)	2,500	100
WJ Communications, Inc. (a)	17,073	25,439
Zhone Technologies, Inc. (a)	173,196	200,907
		43,751,386
Computers & Peripherals - 1.1%
ActivIdentity Corp. (a)	30,377	158,264
Adaptec, Inc. (a)	97,213	354,827
Ampex Corp. Class A (a)	1,884	32,537
Avid Technology, Inc. (a)(d)	34,299	1,145,587
Brocade Communications Systems, Inc. (a)	302,008	2,721,092
Concurrent Computer Corp. (a)	79,110	124,994
CopyTele, Inc. (a)	16,655	13,990
Cray, Inc. (a)	29,711	397,236
Datalink Corp. (a)	2,058	18,121
Dataram Corp.	3,649	16,421
Diebold, Inc.	49,507	2,345,147
Dot Hill Systems Corp. (a)	30,475	105,748
Electronics for Imaging, Inc. (a)	53,247	1,215,097
Emulex Corp. (a)	74,136	1,327,034
FOCUS Enhancements, Inc. (a)	7,672	10,357
Gateway, Inc. (a)	202,907	420,017
Hauppauge Digital, Inc. (a)	4,117	28,860
HEI, Inc. (a)	3,368	4,311
Hutchinson Technology, Inc. (a)(d)	21,473	485,719
Hypercom Corp. (a)	33,443	189,622
Imation Corp.	27,600	1,148,436
Immersion Corp. (a)	12,108	88,388

	Shares	Value
InFocus Corp. (a)	16,952	$ 46,279
Innovex, Inc. (a)	4,552	8,649
Intermec, Inc. (a)(d)	38,418	860,563
Interphase Corp. (a)	2,203	24,850
Iomega Corp. (a)	46,398	156,825
Komag, Inc. (a)	23,613	802,606
LaserCard Corp. (a)(d)	11,480	144,533
MidgardXXI, Inc. (a)	814	24
Mobility Electronics, Inc. (a)(d)	18,109	59,035
MTI Technology Corp. (a)	9,637	8,673
Neoware, Inc. (a)(d)	14,217	167,476
Novatel Wireless, Inc. (a)	33,008	436,036
Overland Storage, Inc. (a)	6,049	24,801
Palm, Inc. (d)	79,424	1,314,467
Presstek, Inc. (a)(d)	19,299	113,478
Printronix, Inc.	1,310	17,135
Qualstar Corp. (a)	2,735	8,861
Quantum Corp. (a)	171,906	424,608
Rackable Systems, Inc. (a)	20,122	350,324
Rimage Corp. (a)	10,658	301,835
Seagate Technology	469,908	12,640,525
Silicon Graphics, Inc. (a)	8,036	229,026
SimpleTech, Inc. (a)(d)	16,223	139,842
Socket Communications, Inc. (a)	8,047	8,208
Stratasys, Inc. (a)(d)	8,706	319,336
Synaptics, Inc. (a)	20,063	492,346
Transact Technologies, Inc. (a)	2,830	26,913
ViewCast.com, Inc. (a)	10,386	4,362
Western Digital Corp. (a)	177,322	3,399,263
Zoom Technologies, Inc. (a)	5,240	8,279
		34,890,963
Electronic Equipment & Instruments - 2.1%
Acacia Research Corp. - Acacia Technologies (a)	24,810	342,626
Advanced Photonix, Inc. Class A (a)(d)	11,134	22,825
Aeroflex, Inc. (a)	70,624	807,232
Aetrium, Inc. (a)	100	381
Agilysys, Inc.	23,755	498,855
Allied Motion Technologies, Inc. (a)	3,555	21,330
American Technical Ceramics Corp. (a)	2,713	37,819
American Technology Corp. (a)	2,713	10,065
Amphenol Corp. Class A	70,216	4,531,741
Anixter International, Inc. (a)(d)	26,307	1,631,034
APA Enterprises, Inc. (a)	3,836	5,025
Arrow Electronics, Inc. (a)	101,354	3,883,885
Avnet, Inc. (a)	118,175	4,321,660
AVX Corp.	37,968	580,151
Axcess, Inc. (a)	6,529	9,532
Bell Industries, Inc. (a)	7,298	34,301
Bell Microproducts, Inc. (a)	21,017	143,966
Benchmark Electronics, Inc. (a)	61,994	1,331,631
Brightpoint, Inc. (a)	43,183	521,219
CalAmp Corp. (a)	25,303	224,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Cash Technologies, Inc. (a)	2,900	$ 3,045
CDW Corp. (d)	49,988	3,103,255
Checkpoint Systems, Inc. (a)	29,088	568,961
Chyron Corp. (a)	7,000	7,980
Cogent, Inc. (a)(d)	32,677	368,923
Cognex Corp.	38,437	842,923
Coherent, Inc. (a)	25,857	777,261
Color Kinetics, Inc. (a)(d)	19,493	356,722
CPI International, Inc.	8,558	150,022
CTS Corp.	29,802	403,817
CyberOptics Corp. (a)	11,204	153,495
Daktronics, Inc.	28,451	758,788
DDi Corp. (a)	20,393	140,304
Digital Angel Corp. (a)(d)	7,990	19,895
Dolby Laboratories, Inc. Class A (a)	25,320	810,240
DTS, Inc. (a)	18,680	451,869
Echelon Corp. (a)(d)	15,261	144,827
Electro Scientific Industries, Inc. (a)	32,818	706,243
En Pointe Technologies, Inc. (a)	2,994	10,539
Excel Technology, Inc. (a)	11,164	298,190
FARO Technologies, Inc. (a)	11,945	322,396
FLIR Systems, Inc. (a)	58,411	2,030,366
Frequency Electronics, Inc.	1,170	13,163
Gerber Scientific, Inc. (a)	18,124	191,027
Giga-Tronics, Inc. (a)	4,585	9,170
Global Imaging Systems, Inc. (a)	44,603	895,182
GTSI Corp. (a)	3,743	38,141
I. D. Systems Inc. (a)(d)	11,645	176,305
Ingram Micro, Inc. Class A (a)	128,270	2,492,286
InPlay Technologies, Inc. (a)	4,023	7,443
Insight Enterprises, Inc. (a)	36,041	696,312
Intelli-Check, Inc. (a)	1,429	10,432
IPG Photonics Corp.	7,244	167,988
Iteris, Inc. (a)	4,304	11,276
Itron, Inc. (a)(d)	21,539	1,391,850
Jaco Electronics, Inc. (a)	3,836	14,500
Keithley Instruments, Inc.	19,213	291,077
KEMET Corp. (a)	65,753	512,873
L-1 Identity Solutions, Inc. (d)	56,896	904,077
LeCroy Corp. (a)	12,897	117,234
LightPath Technologies, Inc. Class A (a)	1,150	5,946
Littelfuse, Inc. (a)	18,342	675,536
LoJack Corp. (a)	11,896	226,500
Lumera Corp. (a)(d)	13,075	56,092
Maxwell Technologies, Inc. (a)(d)	10,739	148,306
MDI, Inc. (a)	7,859	6,366
Measurement Specialties, Inc. (a)	7,492	172,766
Mechanical Technology, Inc. (a)	9,637	15,516
Mercury Computer Systems, Inc. (a)	28,979	368,613
Merix Corp. (a)	15,740	141,188
Mesa Laboratories, Inc.	4,207	83,593

	Shares	Value
Methode Electronics, Inc. Class A	31,984	$ 345,747
Mettler-Toledo International, Inc. (a)	29,779	2,571,714
Micronetics, Inc. (a)	3,743	27,324
MTS Systems Corp.	14,636	552,948
Multi-Fineline Electronix, Inc. (a)	6,965	128,226
Napco Security Systems, Inc. (d)	17,472	90,854
National Instruments Corp.	45,611	1,223,743
Newport Corp. (a)	32,507	580,575
NU Horizons Electronics Corp. (a)	14,521	143,467
OSI Systems, Inc. (a)(d)	13,701	342,525
OYO Geospace Corp. (a)	3,097	210,503
Par Technology Corp.	6,450	58,502
Park Electrochemical Corp.	16,110	450,436
Paxar Corp. (a)	33,222	765,103
PC Connection, Inc. (a)(d)	13,930	229,566
Perceptron, Inc. (a)	2,600	23,660
Photon Dynamics, Inc. (a)	10,818	127,652
Planar Systems, Inc. (a)	18,106	161,868
Plexus Corp. (a)	33,712	552,877
RadiSys Corp. (a)	24,357	382,892
RAE Systems, Inc. (a)(d)	46,052	148,287
Research Frontiers, Inc. (a)(d)	22,011	205,583
RF Industries Ltd. (a)	2,339	17,893
RF Monolithics, Inc. (a)	3,462	14,367
Richardson Electronics Ltd.	33,307	306,757
Rofin-Sinar Technologies, Inc. (a)	14,405	866,317
Rogers Corp. (a)	14,684	710,852
Satcon Technology Corp. (a)(d)	5,988	8,922
ScanSource, Inc.	23,128	639,720
Sigmatron International, Inc. (a)	762	7,536
Smart Modular Tech WWH, Inc.	33,557	364,093
Spatializer Audio Labs, Inc. (a)	12,700	267
Spectrum Control, Inc. (a)	14,200	150,520
Staktek Holdings, Inc. (a)	7,258	29,540
StockerYale, Inc. (a)	2,400	3,720
Sunpower Corp. Class A (a)(d)	10,604	459,153
Suntron Corp. (a)	13,394	16,341
SYNNEX Corp. (a)	10,287	194,424
Tech Data Corp. (a)	47,077	1,755,031
Technitrol, Inc.	35,695	784,933
Tessco Technologies, Inc.	4,000	107,520
Trimble Navigation Ltd. (a)	91,726	2,427,070
TTM Technologies, Inc. (a)	43,404	492,201
Universal Display Corp. (a)(d)	22,490	292,820
Vishay Intertechnology, Inc. (a)	143,393	2,043,350
X-Rite, Inc.	20,571	242,944
Zones, Inc. (a)	3,275	31,407
Zygo Corp. (a)	13,142	210,141
		62,732,932
Internet Software & Services - 1.2%
24/7 Real Media, Inc. (a)	33,049	318,592
Access Integrated Technologies, Inc. Class A (a)(d)	12,538	83,378
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Akamai Technologies, Inc. (a)(d)	124,844	$ 6,438,205
Answers Corp. (a)(d)	6,496	80,356
aQuantive, Inc. (a)(d)	55,180	1,398,261
Ariba, Inc. (a)	60,736	565,452
Art Technology Group, Inc. (a)	80,342	174,342
Autobytel, Inc. (a)	47,104	183,706
Bankrate, Inc. (a)(d)	9,377	380,612
Chordiant Software, Inc. (a)	23,568	215,647
CMGI, Inc. (a)	355,612	547,642
CNET Networks, Inc. (a)	122,663	1,076,981
Communication Intelligence Corp. (a)	7,900	2,252
Corillian Corp. (a)	43,480	217,400
CyberSource Corp. (a)	34,792	425,158
DealerTrack Holdings, Inc. (a)	29,443	852,375
deltathree, Inc. (a)	4,398	6,949
Digital River, Inc. (a)	31,356	1,736,809
DivX, Inc. (d)	13,459	276,852
DSL.net, Inc. (a)	12,818	154
Dynabazaar, Inc. (a)	5,600	1,848
EarthLink, Inc. (a)	91,605	652,228
eCollege.com (a)(d)	12,145	211,080
EDGAR Online, Inc. (a)	3,836	12,390
eGain Communications Corp. (a)	1,156	1,329
Elcom International, Inc. (a)	6,500	585
Entrust, Inc. (a)	55,731	241,315
Equinix, Inc. (a)(d)	20,694	1,710,773
Firstwave Technologies, Inc. (a)	1,123	3,156
Globix Corp. (a)	62,474	293,628
Goldleaf Financial Solutions, Inc. (a)	407	2,743
Greenfield Online, Inc. (a)	15,076	224,783
I-Many, Inc. (a)	9,263	17,322
iBasis, Inc. (a)	25,502	257,570
iMergent, Inc. (a)(d)	8,356	146,564
InfoSpace, Inc. (a)	23,418	533,930
Innodata Isogen, Inc. (a)	7,485	19,087
InsWeb Corp. (a)	283	959
Internap Network Services Corp. (a)	30,065	565,823
Internet America, Inc. (a)	6,082	1,642
Internet Capital Group, Inc. (a)	26,835	306,992
Internet Commerce Corp. Class A (a)	3,400	8,500
Interwoven, Inc. (a)	29,600	450,512
iPass, Inc. (a)(d)	58,644	299,084
j2 Global Communications, Inc. (a)	36,451	876,282
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)	11,806	101,059
Keynote Systems, Inc. (a)	6,393	83,812
Kintera, Inc. (a)	6,752	10,196
Liquidity Services, Inc.	9,772	176,385
LivePerson, Inc. (a)	43,962	256,738
LookSmart Ltd. (a)	5,164	22,360
LoopNet, Inc. (d)	19,206	322,085

	Shares	Value
LQ Corp., Inc. (a)	1,092	$ 1,310
Marchex, Inc. Class B (d)	16,526	222,770
MIVA, Inc. (a)	10,274	42,945
NaviSite, Inc. (a)	8,077	52,420
Neomedia Technologies, Inc. (a)	5,500	250
NetRatings, Inc. (a)	11,507	238,540
NIC, Inc.	30,079	159,118
Omniture, Inc. (d)	22,905	356,173
On2.Com, Inc. (a)(d)	162,348	191,571
Online Resources Corp. (a)	15,282	158,169
Onstream Media Corp. (a)	1,100	3,300
Onvia.com, Inc. (a)	1,133	7,931
Openwave Systems, Inc. (a)(d)	71,224	581,188
Optio Software, Inc. (a)	3,200	5,248
Perficient, Inc. (a)	23,093	448,697
PlanetOut, Inc. (a)	12,610	49,053
Prescient Applied Intel, Inc. (a)	150	15
RealNetworks, Inc. (a)	82,492	673,135
S1 Corp. (a)	55,793	289,008
Saba Software, Inc. (a)	24,380	176,999
SAVVIS, Inc. (a)	14,976	643,519
Selectica, Inc. (a)	7,017	13,613
SonicWALL, Inc. (a)	65,928	574,892
Supportsoft, Inc. (a)	35,140	208,380
Switch & Data Facilities Co., Inc.	9,194	179,099
Synergy Brands, Inc. (a)	515	381
Terremark Worldwide, Inc. (a)(d)	39,407	312,892
The Knot, Inc. (a)(d)	20,725	489,939
The Sedona Corp. (a)	8,300	1,411
TheStreet.com, Inc.	12,520	139,598
Think Partnership, Inc. (a)	31,103	103,884
Traffic.com, Inc.	13,025	99,641
Travelzoo, Inc. (a)	1,369	46,012
Tumbleweed Communications Corp. (a)	69,582	242,841
United Online, Inc.	60,721	798,481
US Dataworks, Inc. (a)	4,512	1,985
ValueClick, Inc. (a)	82,607	2,189,086
VCampus Corp. (a)	380	68
Vignette Corp. (a)	26,195	467,319
Vitria Technology, Inc. (a)	7,321	20,206
Vocus, Inc. (a)	5,876	116,580
Web.com, Inc. (a)	4,656	24,211
WebEx Communications, Inc. (a)	37,898	1,645,910
webMethods, Inc. (a)	58,531	397,425
Websense, Inc. (a)	35,854	816,037
WebSideStory, Inc. (a)(d)	19,465	247,206
Website Pros, Inc. (a)	16,429	151,147
WorldGate Communications, Inc. (a)	10,573	11,947
Zix Corp. (a)	12,791	21,745
		36,417,178
IT Services - 2.4%
Accenture Ltd. Class A	445,754	15,913,418
Acxiom Corp.	56,973	1,216,943
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Affinity Technology Group, Inc. (a)	12,100	$ 1,815
Alliance Data Systems Corp. (a)	53,730	3,210,368
Analysts International Corp. (a)	9,684	16,560
Answerthink, Inc. (a)	44,735	144,494
Applied Digital Solutions, Inc. (a)	41,642	67,460
BearingPoint, Inc. (a)	154,805	1,238,440
CACI International, Inc. Class A (a)	24,120	1,121,580
Carreker Corp. (a)	30,649	244,579
Cass Information Systems, Inc.	4,500	151,740
Ceridian Corp. (a)	116,452	3,798,664
CheckFree Corp. (a)	58,786	2,229,165
Ciber, Inc. (a)	44,222	310,881
Computer Horizons Corp. (a)	29,612	138,288
Computer Task Group, Inc. (a)	11,529	53,956
Covansys Corp. (a)	13,399	330,419
CSG Systems International, Inc. (a)	42,838	1,056,385
CSP, Inc. (a)	3,555	31,995
Direct Insite Corp. (a)	53	56
DST Systems, Inc. (a)	40,100	2,823,842
DynTek, Inc. (a)	804	137
Edgewater Technology, Inc. (a)	4,972	38,682
eFunds Corp. (a)	40,782	1,024,036
Electronic Clearing House, Inc. (a)	10,439	194,792
eLoyalty Corp.	4,735	96,452
Enherent Corp. (a)	8,200	779
ePresence, Inc.	5,520	0
Euronet Worldwide, Inc. (a)(d)	28,996	792,461
ExlService Holdings, Inc.	4,189	94,923
Forrester Research, Inc. (a)	15,786	423,538
Gartner, Inc. Class A (a)	58,810	1,244,420
Gevity HR, Inc.	18,970	377,882
Global Cash Access Holdings, Inc. (a)	43,141	663,509
Global Payments, Inc.	63,003	2,423,725
Heartland Payment Systems, Inc. (d)	13,322	331,984
Hewitt Associates, Inc. Class A (a)	86,173	2,586,913
iGate Corp. (a)	13,687	92,661
Infocrossing, Inc. (a)(d)	13,968	218,320
Inforte Corp. (a)	1,679	5,910
infoUSA, Inc.	35,867	368,354
Integral Systems, Inc.	10,707	265,212
Iron Mountain, Inc. (a)	144,510	4,024,604
Isilon Systems, Inc.	8,993	175,094
Keane, Inc. (a)	40,656	557,800
Lightbridge, Inc. (a)	25,032	404,016
Lionbridge Technologies, Inc. (a)	47,040	252,605
ManTech International Corp. Class A (a)	16,498	568,356
Mastercard, Inc. Class A	49,761	5,333,384
Maximus, Inc.	16,744	504,664
MoneyGram International, Inc.	68,360	2,054,902
MPS Group, Inc. (a)	83,700	1,198,584
MTM Technologies, Inc. (a)	1,200	1,632

	Shares	Value
NCI, Inc. Class A (a)	6,000	$ 100,860
New Century Equity Holdings Corp.	5,500	1,485
Perot Systems Corp. Class A (a)	75,185	1,264,612
PFSweb, Inc. (a)	13,371	13,241
Rainmaker Systems, Inc. (a)	15,480	130,187
RightNow Technologies, Inc. (a)	14,199	236,697
Safeguard Scientifics, Inc. (a)	102,664	290,539
Sapient Corp. (a)	63,204	394,393
SI International, Inc. (a)	11,360	318,307
SM&A (a)	4,117	29,684
SRA International, Inc. Class A (a)	31,983	757,997
StarTek, Inc.	4,563	46,679
Storage Engine, Inc. (a)	500	5
Sykes Enterprises, Inc. (a)	17,836	286,089
Syntel, Inc.	13,822	495,933
TALX Corp.	24,542	835,164
Technology Solutions Co. (a)	479	3,789
TechTeam Global, Inc. (a)	6,114	73,674
The BISYS Group, Inc. (a)	99,947	1,313,304
The Management Network Group, Inc. (a)	14,649	27,980
TNS, Inc. (a)	18,791	315,313
Total System Services, Inc. (d)	31,697	989,580
TSR, Inc.	4,079	17,377
Tyler Technologies, Inc. (a)	26,754	364,657
VeriFone Holdings, Inc. (a)	46,331	1,809,226
WidePoint Corp. (a)	5,600	11,760
Wright Express Corp. (a)	32,011	911,673
Zanett, Inc. (a)	5,579	8,815
		71,470,399
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	58,347	2,311,125
Semiconductors & Semiconductor Equipment - 3.1%
8X8, Inc. (a)(d)	9,978	14,169
Actel Corp. (a)	16,843	281,952
Advanced Analogic Technologies, Inc. (a)	26,029	168,928
Advanced Energy Industries, Inc. (a)	32,839	661,377
Agere Systems, Inc. (a)	139,466	3,055,700
AMIS Holdings, Inc. (a)	34,638	392,449
Amkor Technology, Inc. (a)	91,404	1,053,888
Amtech Systems, Inc. (a)	4,491	31,617
ANADIGICS, Inc. (a)(d)	45,575	556,471
Applied Micro Circuits Corp. (a)	243,691	943,084
Asyst Technologies, Inc. (a)	35,628	251,534
Atheros Communications, Inc. (a)	45,609	1,152,539
Atmel Corp. (a)	371,674	2,059,074
ATMI, Inc. (a)	31,888	1,059,957
Axcelis Technologies, Inc. (a)	73,491	535,014
AXT, Inc. (a)	6,269	30,781
Brooks Automation, Inc. (a)	59,449	923,243
Cabot Microelectronics Corp. (a)	20,422	668,412
California Micro Devices Corp. (a)	27,193	139,228
Catalyst Semiconductor, Inc. (a)	7,298	24,375
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Centillium Communications, Inc. (a)	84,859	$ 164,626
Ceva, Inc. (a)	16,486	119,194
Cirrus Logic, Inc. (a)	75,191	651,906
Cohu, Inc.	13,557	252,702
Conexant Systems, Inc. (a)	419,658	835,119
Credence Systems Corp. (a)	83,523	379,194
Cree, Inc. (a)(d)	62,224	1,095,142
Cymer, Inc. (a)	28,621	1,189,489
Cypress Semiconductor Corp. (a)	120,370	2,287,030
Diodes, Inc. (a)	13,974	524,584
DSP Group, Inc. (a)	22,414	461,504
Eagle Test Systems, Inc.	5,799	102,468
Electroglas, Inc. (a)(d)	6,456	15,430
EMCORE Corp. (a)(d)	28,611	128,177
Entegris, Inc. (a)	90,469	1,007,825
ESS Technology, Inc. (a)	12,644	15,931
Exar Corp. (a)	26,161	351,865
Fairchild Semiconductor International, Inc. (a)	95,601	1,788,695
FEI Co. (a)	30,520	1,001,056
FormFactor, Inc. (a)	36,323	1,552,808
FSI International, Inc. (a)	31,373	160,630
Genesis Microchip, Inc. (a)(d)	29,121	231,512
Hi/fn, Inc. (a)	3,346	18,303
Hittite Microwave Corp. (a)	9,875	414,158
Ibis Technology Corp. (a)(d)	5,001	6,851
Ikanos Communications, Inc. (a)	13,860	125,017
Integrated Device Technology, Inc. (a)	164,455	2,667,460
Integrated Silicon Solution, Inc. (a)	45,730	275,752
International Rectifier Corp. (a)	56,832	2,439,229
Intersil Corp. Class A	111,963	2,961,421
Intevac, Inc. (a)	13,428	366,182
IXYS Corp. (a)	22,486	232,730
Kopin Corp. (a)	52,672	190,146
Kulicke & Soffa Industries, Inc. (a)	55,666	528,827
Lam Research Corp. (a)	114,760	5,125,182
Lattice Semiconductor Corp. (a)	91,737	565,100
Leadis Technology, Inc. (a)	36,160	146,086
Logic Devices, Inc. (a)	8,982	18,683
LogicVision, Inc. (a)	5,047	5,047
LTX Corp. (a)	39,917	248,284
Marvell Technology Group Ltd. (a)	376,617	7,728,181
Mattson Technology, Inc. (a)	40,710	358,655
MEMC Electronic Materials, Inc. (a)	138,659	7,150,645
Micrel, Inc. (a)	45,500	530,530
Micro Component Technology, Inc. (a)	6,643	1,196
Microchip Technology, Inc.	164,606	5,859,974
Microsemi Corp. (a)	58,893	1,193,172
Microtune, Inc. (a)	62,874	278,532
Mindspeed Technologies, Inc. (a)(d)	73,473	178,539
MIPS Technologies, Inc. (a)	34,478	321,335

	Shares	Value
MKS Instruments, Inc. (a)	29,415	$ 709,490
Monolithic Power Systems, Inc. (a)	10,222	129,717
MoSys, Inc. (a)(d)	21,647	168,197
Nanometrics, Inc. (a)	3,555	27,160
NeoMagic Corp. (a)	2,507	9,251
Netlogic Microsystems, Inc. (a)(d)	13,596	339,084
Nextest Systems Corp.	6,129	75,387
NVE Corp. (a)(d)	3,977	100,737
Omnivision Technologies, Inc. (a)(d)	50,503	654,519
ON Semiconductor Corp. (a)	185,525	1,821,856
PDF Solutions, Inc. (a)	15,168	172,764
Pericom Semiconductor Corp. (a)	29,067	294,158
Photronics, Inc. (a)	29,739	458,575
Pixelworks, Inc. (a)	25,246	48,725
PLX Technology, Inc. (a)	18,777	188,333
QuickLogic Corp. (a)	5,545	14,639
Rambus, Inc. (a)(d)	75,926	1,512,446
Ramtron International Corp. (a)	4,828	12,311
RF Micro Devices, Inc. (a)	161,891	1,291,890
Rudolph Technologies, Inc. (a)	23,492	382,920
Semitool, Inc. (a)	27,663	359,896
Semtech Corp. (a)	60,264	863,583
Sigma Designs, Inc. (a)(d)	21,853	616,036
SigmaTel, Inc. (a)	51,235	181,884
Silicon Image, Inc. (a)	58,674	516,918
Silicon Laboratories, Inc. (a)	42,026	1,269,185
Silicon Storage Technology, Inc. (a)	69,338	367,491
SiRF Technology Holdings, Inc. (a)(d)	41,016	1,172,647
Skyworks Solutions, Inc. (a)	137,950	910,470
Spansion, Inc. Class A (a)	73,689	896,058
SRS Labs, Inc. (a)	19,110	214,223
Standard Microsystems Corp. (a)	20,796	594,142
Supertex, Inc. (a)	7,135	292,892
Techwell, Inc.	11,794	141,764
Tegal Corp. (a)	888	4,351
Tessera Technologies, Inc. (a)	37,943	1,533,656
Therma-Wave, Inc. (a)	6,802	10,815
Transmeta Corp. (a)	131,909	94,974
Transwitch Corp. (a)	129,236	175,761
Trident Microsystems, Inc. (a)	42,621	942,350
TriQuint Semiconductor, Inc. (a)	109,672	548,360
Ultra Clean Holdings, Inc. (a)	19,832	323,262
Ultratech, Inc. (a)	14,773	195,595
Varian Semiconductor Equipment Associates, Inc. (a)	43,379	2,073,082
Veeco Instruments, Inc. (a)	26,553	520,173
Virage Logic Corp. (a)	6,362	52,041
Volterra Semiconductor Corp. (a)(d)	28,282	398,211
White Electronic Designs Corp. (a)	5,571	37,604
Zilog, Inc. (a)	8,368	35,564
Zoran Corp. (a)	37,552	618,481
		92,629,524
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.5%
Activision, Inc. (a)	224,801	$ 3,758,673
Actuate Corp. (a)	49,006	259,732
Adept Technology, Inc. (a)	1,291	9,256
Advent Software, Inc. (a)	17,829	645,410
Agile Software Corp. (a)	64,006	410,278
Altiris, Inc. (a)	18,172	591,317
American Software, Inc. Class A	22,733	167,088
Analytical Surveys, Inc. (a)	240	122
Ansoft Corp. (a)	13,234	410,122
Ansys, Inc. (a)	29,907	1,525,855
Applix, Inc. (a)	12,674	153,355
ARI Network Services, Inc. (a)	2,620	5,502
Aspen Technology, Inc. (a)	45,691	548,292
Atari, Inc. (a)	4,056	20,726
Authentidate Holding Corp. (a)	8,307	13,291
Avatech Solutions, Inc. (a)	735	1,213
AXS-One, Inc. (a)	5,614	4,098
BEA Systems, Inc. (a)	312,121	3,723,604
Bitstream, Inc. Class A (a)	3,682	26,069
Blackbaud, Inc.	34,583	791,259
Blackboard, Inc. (a)	24,263	809,414
Borland Software Corp. (a)(d)	89,834	466,238
Bottomline Technologies, Inc. (a)	18,875	231,030
BSQUARE Corp. (a)	2,830	12,084
Cadence Design Systems, Inc. (a)(d)	222,568	4,438,006
Callidus Software, Inc. (a)	15,599	116,369
CAM Commerce Solutions, Inc.	1,965	48,830
Captaris, Inc. (a)	19,666	122,126
Catapult Communications Corp. (a)	3,462	35,139
CommVault Systems, Inc.	18,333	304,878
Concur Technologies, Inc. (a)	30,526	493,605
Convera Corp. Class A (a)(d)	32,212	98,569
DATATRAK International, Inc. (a)	9,664	49,190
Datawatch Corp. (a)	3,120	9,672
Digimarc Corp. (a)	26,885	291,971
Dynamics Research Corp. (a)	2,901	29,271
ebix.com, Inc. (a)	421	11,788
Embarcadero Technologies, Inc. (a)	7,901	48,512
Epicor Software Corp. (a)	46,370	624,140
EPIQ Systems, Inc. (a)(d)	26,659	472,664
ePlus, Inc. (a)	3,612	38,793
eSpeed, Inc. Class A (a)	22,397	190,598
Evans & Sutherland Computer Corp. (a)	4,929	14,787
Evolving Systems, Inc. (a)	3,885	7,576
FactSet Research Systems, Inc.	30,657	1,865,785
Fair, Isaac & Co., Inc.	53,352	2,082,329
FalconStor Software, Inc. (a)(d)	35,338	355,147
GraphOn Corp. (a)	7,300	1,256
GSE Systems, Inc. (a)	1,893	13,592
Guardian Technologies International (a)	560	493
Hyperion Solutions Corp. (a)	47,818	2,048,523

	Shares	Value
i2 Technologies, Inc. (a)(d)	9,321	$ 221,933
Informatica Corp. (a)	75,017	972,220
Interactive Intelligence, Inc. (a)	2,713	40,125
Intervoice, Inc. (a)	30,006	192,639
Jack Henry & Associates, Inc.	73,221	1,717,765
JDA Software Group, Inc. (a)	23,714	352,390
Kronos, Inc. (a)	23,888	943,576
Lawson Software, Inc. (a)(d)	122,157	967,483
Logility, Inc. (a)	7,206	51,883
Macrovision Corp. (a)	45,410	1,120,265
Magma Design Automation, Inc. (a)	30,182	304,235
Majesco Entertainment Co. (a)	18,551	28,012
Manhattan Associates, Inc. (a)	20,433	568,446
MapInfo Corp. (a)	18,383	257,362
McAfee, Inc. (a)	129,837	3,910,690
Mentor Graphics Corp. (a)	70,927	1,197,957
MICROS Systems, Inc. (a)	32,830	1,830,601
MicroStrategy, Inc. Class A (a)	8,650	1,090,506
Midway Games, Inc. (a)(d)	19,693	132,928
Mobius Management Systems, Inc. (a)	6,867	49,030
Moldflow Corp. (a)	3,930	55,806
MSC.Software Corp. (a)	30,185	405,988
Napster, Inc. (a)	25,066	97,507
NAVTEQ Corp. (a)	78,460	2,507,582
NetManage, Inc. (a)	1,259	6,547
NetScout Systems, Inc. (a)	30,257	261,118
Netsmart Technologies, Inc. (a)	3,644	59,069
NetSol Technologies, Inc. (a)	880	1,452
Nuance Communications, Inc. (a)	112,170	1,580,475
Omtool Ltd. (a)	200	586
OpenTV Corp. Class A (a)	89,696	235,004
Opnet Technologies, Inc. (a)	18,393	260,445
Opsware, Inc. (a)(d)	67,147	495,545
Parametric Technology Corp. (a)	92,680	1,767,408
PASW, Inc. (a)	3,300	3,795
Peerless Systems Corp. (a)	6,456	13,235
Pegasystems, Inc.	8,702	76,926
Pervasive Software, Inc. (a)	3,743	15,122
Phoenix Technologies Ltd. (a)	29,298	182,234
Plato Learning, Inc. (a)	26,002	132,610
Progress Software Corp. (a)	32,873	922,088
QAD, Inc.	13,833	115,782
Quality Systems, Inc. (d)	15,811	647,144
Quest Software, Inc. (a)	41,864	683,220
Quovadx, Inc. (a)	11,829	31,110
Radiant Systems, Inc. (a)	16,141	193,692
Red Hat, Inc. (a)	155,021	3,480,221
Renaissance Learning, Inc.	1,747	23,585
Salesforce.com, Inc. (a)	64,246	2,779,282
Scientific Learning Corp. (a)	3,264	21,216
SCO Group, Inc. (a)	3,511	3,616
Secure Computing Corp. (a)	54,971	471,651
Smith Micro Software, Inc. (a)	12,638	170,487
Sona Mobile Holdings Corp. (a)	2,400	1,152
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Sonic Foundry, Inc. (a)	10,711	$ 41,023
Sonic Solutions, Inc. (a)	19,943	289,772
SPSS, Inc. (a)	15,151	523,770
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)	15,011	130,746
Sybase, Inc. (a)	72,482	1,811,325
Synchronoss Technologies, Inc.	6,875	123,819
Synopsys, Inc. (a)	111,920	2,862,914
Synplicity, Inc. (a)	6,924	44,037
Take-Two Interactive Software, Inc. (a)(d)	63,869	1,136,868
TeleCommunication Systems, Inc. Class A (a)(d)	34,846	127,188
TenFold Corp. (a)	6,737	3,234
THQ, Inc. (a)	51,884	1,671,184
TIBCO Software, Inc. (a)	179,146	1,621,271
Transaction Systems Architects, Inc. Class A (a)	31,639	1,116,857
Ultimate Software Group, Inc. (a)	23,707	631,554
Unica Corp. (a)	7,764	87,423
VA Software Corp. (a)	41,920	180,675
Vasco Data Security International, Inc. (a)	22,503	395,828
Versant Corp. (a)	308	5,603
Vertical Communications, Inc. (a)	1,066	1,013
Voxware, Inc. (a)	43	125
Wave Systems Corp. Class A (a)	4,905	11,183
Wind River Systems, Inc. (a)	75,126	781,310
Witness Systems, Inc. (a)	24,718	658,240
		76,307,345
TOTAL INFORMATION TECHNOLOGY		420,510,852
MATERIALS - 4.5%
Chemicals - 2.0%
A. Schulman, Inc.	23,241	490,153
ADA-ES, Inc. (a)	6,212	97,839
Airgas, Inc.	54,891	2,265,352
Albemarle Corp.	30,162	2,468,760
Altair Nanotechnologies, Inc. (a)(d)	51,810	177,190
American Pacific Corp. (a)	6,762	69,784
American Vanguard Corp. (d)	24,106	416,070
Arch Chemicals, Inc.	18,575	570,624
Balchem Corp.	14,994	222,061
Cabot Corp.	47,265	2,113,691
Calgon Carbon Corp. (a)(d)	19,943	135,612
Celanese Corp. Class A	110,509	3,158,347
CF Industries Holdings, Inc.	42,746	1,652,560
Chemtura Corp.	201,423	2,312,336
Cytec Industries, Inc.	30,662	1,803,539
Eden Bioscience Corp. (a)	3,742	3,330
Ferro Corp.	32,326	685,311

	Shares	Value
Flotek Industries, Inc. (a)(d)	5,811	$ 160,965
FMC Corp.	28,900	2,126,173
Georgia Gulf Corp.	33,843	649,109
H.B. Fuller Co.	45,539	1,137,109
Hawkins, Inc.	5,284	84,280
Huntsman Corp.	71,501	1,462,195
ICO, Inc. (a)	24,602	144,168
Innophos Holdings, Inc.	9,200	151,892
Koppers Holdings, Inc.	17,451	428,073
Kronos Worldwide, Inc.	4,133	141,101
Landec Corp. (a)	24,673	330,125
LESCO, Inc. (a)	4,008	57,515
LSB Industries, Inc. (a)	3,264	43,999
Lubrizol Corp.	53,651	2,789,852
Lyondell Chemical Co.	181,625	5,786,573
MacDermid, Inc.	19,199	664,477
Material Sciences Corp. (a)	8,000	86,160
Minerals Technologies, Inc.	17,357	1,074,225
Nalco Holding Co.	73,705	1,761,550
Nanophase Technologies Corp. (a)(d)	5,146	30,670
NewMarket Corp.	15,561	682,972
NL Industries, Inc.	2,181	23,947
Olin Corp.	60,986	1,055,058
OM Group, Inc. (a)	24,597	1,246,330
OMNOVA Solutions, Inc. (a)	52,546	319,480
Penford Corp.	12,815	265,142
Pioneer Companies, Inc. (a)	7,295	226,145
PolyOne Corp. (a)	66,589	446,812
Quaker Chemical Corp.	13,460	316,983
Rockwood Holdings, Inc. (a)	33,382	909,660
RPM International, Inc.	106,892	2,501,273
Sensient Technologies Corp.	36,505	894,007
Spartech Corp.	23,694	627,417
Stepan Co.	6,460	174,743
Symyx Technologies, Inc. (a)	25,975	434,042
Terra Industries, Inc.	78,239	1,365,271
Terra Nitrogen Co. LP	7,339	329,888
The Mosaic Co.	117,349	2,985,359
The Scotts Miracle-Gro Co. Class A	35,425	1,562,597
Tronox, Inc. Class A	33,649	513,484
Valhi, Inc.	8,061	179,841
Valspar Corp.	74,698	2,025,063
W.R. Grace & Co. (a)(d)	48,758	1,201,397
Wellman, Inc.	18,990	60,008
Westlake Chemical Corp.	17,796	529,075
Xethanol Corp. (a)(d)	28,810	70,296
Zoltek Companies, Inc. (a)(d)	12,430	367,431
		59,066,491
Construction Materials - 0.4%
Eagle Materials, Inc.	38,883	1,801,061
Florida Rock Industries, Inc.	40,463	2,726,397
Headwaters, Inc. (a)(d)	38,571	909,118
Martin Marietta Materials, Inc.	36,358	4,556,385
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Texas Industries, Inc.	19,776	$ 1,566,457
U.S. Concrete, Inc. (a)	25,666	224,321
		11,783,739
Containers & Packaging - 0.6%
AEP Industries, Inc. (a)	5,838	264,578
Aptargroup, Inc.	25,104	1,651,843
Caraustar Industries, Inc. (a)	16,241	127,817
Chesapeake Corp.	13,782	212,656
Constar International, Inc. (a)	2,862	26,245
Crown Holdings, Inc. (a)	129,124	2,949,192
Graphic Packaging Corp. (a)	75,894	364,291
Greif Brothers Corp. Class A	13,730	1,612,314
MOD-PAC Corp. (sub. vtg.) (a)	1,684	18,827
Myers Industries, Inc.	23,494	400,103
Owens-Illinois, Inc.	115,352	2,740,764
Packaging Corp. of America	61,846	1,515,227
Rock-Tenn Co. Class A	30,848	1,001,635
Silgan Holdings, Inc.	19,193	944,488
Smurfit-Stone Container Corp.	211,010	2,603,863
Sonoco Products Co.	79,316	2,936,278
		19,370,121
Metals & Mining - 1.3%
A.M. Castle & Co.	12,246	352,685
AK Steel Holding Corp. (a)	93,460	2,161,730
Amcol International Corp.	19,794	561,160
Brush Engineered Materials, Inc. (a)	15,090	676,334
Canyon Resources Corp. (a)	8,249	6,022
Carpenter Technology Corp.	20,453	2,424,703
Century Aluminum Co. (a)	18,305	833,427
Chaparral Steel Co.	33,850	1,686,746
Claymont Steel Holdings, Inc.	11,442	221,174
Cleveland-Cliffs, Inc.	34,546	1,948,394
Coeur d'Alene Mines Corp. (a)	244,857	1,106,754
Commercial Metals Co.	100,430	2,765,842
Compass Minerals International, Inc.	27,111	885,716
Friedman Industries	7,344	61,543
Gibraltar Industries, Inc.	23,536	547,212
Hecla Mining Co.	86,639	667,120
Idaho General Mines, Inc. (a)	33,324	83,310
Kaiser Aluminum Corp. (a)	14,187	960,176
Meridian Gold, Inc. (a)	81,885	2,246,053
Metal Management, Inc.	19,301	772,812
Metalline Mining Co. (a)(d)	25,343	65,132
Mines Management, Inc. (a)(d)	11,916	63,751
NN, Inc.	18,519	219,080
Northwest Pipe Co. (a)	8,811	322,306
Olympic Steel, Inc.	5,717	168,308
Quanex Corp.	28,665	1,120,515
Reliance Steel & Aluminum Co.	51,057	2,331,263
Rock of Ages Corp. Class A (a)	600	3,060

	Shares	Value
Royal Gold, Inc. (d)	19,635	$ 649,919
RTI International Metals, Inc. (a)	18,639	1,608,173
Ryerson Tull, Inc. (d)	22,399	770,526
Schnitzer Steel Industries, Inc. Class A	19,896	746,697
Southern Copper Corp.	55,788	3,927,475
Steel Dynamics, Inc.	75,279	2,841,029
Steel Technologies, Inc.	9,322	273,321
Stillwater Mining Co. (a)	43,478	553,475
Titanium Metals Corp.	65,203	2,275,585
Universal Stainless & Alloy Products, Inc. (a)	5,512	255,316
US Energy Corp. (a)	20,737	117,371
US Gold Corp. (a)(d)	15,676	72,110
Vista Gold Corp. (a)	16,085	126,750
Wheeling Pittsburgh Corp. (a)	10,561	261,385
Worthington Industries, Inc. (d)	54,332	1,082,293
		40,823,753
Paper & Forest Products - 0.2%
Bowater, Inc.	43,641	1,055,239
Buckeye Technologies, Inc. (a)	31,272	397,780
Deltic Timber Corp.	10,156	526,284
Glatfelter	28,046	475,941
Louisiana-Pacific Corp.	83,904	1,731,779
MAXXAM, Inc. (a)	2,331	66,200
Neenah Paper, Inc.	16,227	602,022
Pope & Talbot, Inc. (a)	3,531	27,895
Schweitzer-Mauduit International, Inc.	12,705	303,141
Wausau-Mosinee Paper Corp.	49,919	722,328
		5,908,609
TOTAL MATERIALS		136,952,713
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc.	33,687	492,841
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	25,856	161,600
Atlantic Tele-Network, Inc.	9,462	266,828
C2 Global Technologies, Inc. (a)	275	220
Cbeyond, Inc.	11,360	352,955
Cincinnati Bell, Inc.	208,674	953,640
Cogent Communications Group, Inc. (a)	38,554	869,778
Commonwealth Telephone Enterprises, Inc.	16,738	715,047
Consolidated Communications Holdings, Inc.	22,499	458,530
Covad Communications Group, Inc. (a)(d)	309,064	370,877
CT Communications, Inc.	14,682	346,055
D&E Communications, Inc.	5,104	67,118
eLEC Communications Corp. (a)	14,200	5,680
Eschelon Telecom, Inc. (a)	9,506	226,528
FairPoint Communications, Inc.	30,797	588,223
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Fonix Corp. (a)	595	$ 1
General Communications, Inc. Class A (a)	36,915	547,449
Global Crossing Ltd. (a)(d)	18,477	525,301
HickoryTech Corp.	10,207	72,674
Hungarian Telephone & Cable Corp. (a)	3,053	56,481
IDT Corp. Class B (a)	57,439	750,153
Iowa Telecommunication Services, Inc.	22,349	447,650
Level 3 Communications, Inc. (a)(d)	883,292	5,803,228
Moscow CableCom Corp. (a)	3,275	40,938
NeuStar, Inc. Class A (a)	59,245	1,895,840
North Pittsburgh Systems, Inc.	13,368	289,551
NTELOS Holding Corp.	16,508	308,204
Premiere Global Services, Inc. (a)	70,557	735,204
Rapid Link, Inc. (a)	4,800	336
Shenandoah Telecommunications Co.	7,394	325,928
SureWest Communications	12,202	291,384
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	100,509	2,212,203
U.S. LEC Corp. Class A (a)	22,258	226,586
Vonage Holdings Corp. (d)	38,962	202,602
Warwick Valley Telephone Co.	842	14,221
XETA Technologies, Inc. (a)	3,181	9,607
		20,631,461
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	345,938	13,401,638
Centennial Communications Corp. Class A	17,544	138,247
Crown Castle International Corp. (a)	186,892	6,122,582
Dobson Communications Corp. Class A	119,053	1,057,191
FiberTower Corp. (a)(d)	94,661	504,543
GoAmerica, Inc. (a)	118	894
InPhonic, Inc. (a)(d)	26,942	334,889
IPCS, Inc. (a)	11,068	567,235
LCC International, Inc. (a)	9,142	46,350
Leap Wireless International, Inc. (a)	38,155	2,578,133
Metro One Telecommunications, Inc. (a)	1,637	3,356
NII Holdings, Inc. (a)(d)	113,093	8,011,508
Rural Cellular Corp. Class A (a)	15,611	203,411
SBA Communications Corp. Class A (a)	72,572	1,957,267
SkyTerra Communications, Inc.	1,881	17,305
SunCom Wireless Holdings, Inc. Class A (a)	20,145	24,577
Syniverse Holdings, Inc. (a)	32,836	371,047
Telephone & Data Systems, Inc.	86,898	4,839,350
U.S. Cellular Corp.	12,417	890,920
USA Mobility, Inc.	20,032	388,220
Wireless Facilities, Inc. (a)	21,324	46,060
		41,504,723
TOTAL TELECOMMUNICATION SERVICES		62,136,184

	Shares	Value
UTILITIES - 4.1%
Electric Utilities - 1.2%
Allete, Inc.	26,906	$ 1,260,008
Central Vermont Public Service Corp.	4,526	113,195
Cleco Corp.	55,234	1,447,131
DPL, Inc.	88,715	2,676,532
Duquesne Light Holdings, Inc.	64,045	1,287,945
El Paso Electric Co. (a)	39,370	926,770
Empire District Electric Co.	26,330	631,657
Great Plains Energy, Inc.	61,730	1,919,186
Green Mountain Power Corp.	3,042	104,706
Hawaiian Electric Industries, Inc.	59,512	1,557,429
IDACORP, Inc.	40,132	1,398,199
ITC Holdings Corp.	28,977	1,272,380
MGE Energy, Inc.	15,846	529,415
Northeast Utilities	132,797	3,859,081
Otter Tail Corp.	22,165	725,239
Pepco Holdings, Inc.	154,080	4,101,610
Portland General Electric Co.	25,726	727,789
Reliant Energy, Inc. (a)	249,533	4,219,603
Sierra Pacific Resources (a)	169,989	2,951,009
UIL Holdings Corp.	22,166	807,507
Unisource Energy Corp.	33,612	1,274,231
Unitil Corp.	2,839	76,369
Westar Energy, Inc.	72,267	1,941,814
		35,808,805
Gas Utilities - 1.1%
AGL Resources, Inc.	60,670	2,471,089
Amerigas Partners LP	22,419	717,856
Atmos Energy Corp.	64,107	2,020,653
Cascade Natural Gas Corp.	4,582	119,132
Chesapeake Utilities Corp.	11,688	358,237
Delta Natural Gas Co., Inc.	2,782	69,327
Energen Corp.	58,121	2,817,706
EnergySouth, Inc.	12,418	493,119
Equitable Resources, Inc.	97,409	4,156,442
Ferrellgas Partners LP	27,145	623,792
Laclede Group, Inc.	12,640	394,368
National Fuel Gas Co.	61,609	2,572,792
New Jersey Resources Corp.	28,854	1,425,099
Northwest Natural Gas Co.	21,710	961,102
ONEOK, Inc.	81,754	3,405,872
Piedmont Natural Gas Co., Inc.	56,461	1,418,865
SEMCO Energy, Inc. (a)	5,396	41,549
South Jersey Industries, Inc.	27,137	938,940
Southern Union Co.	81,422	2,385,665
Southwest Gas Corp.	30,584	1,135,278
Star Gas Partners LP	57,420	219,344
Suburban Propane Partners LP	31,501	1,343,518
UGI Corp.	82,889	2,164,232
WGL Holdings, Inc.	41,986	1,323,399
		33,577,376
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	30,190	$ 1,088,350
Environmental Power Corp. (a)	10,176	80,289
Mirant Corp. (a)	210,735	7,851,986
NRG Energy, Inc. (d)	102,802	6,809,604
Ormat Technologies, Inc. (d)	6,685	259,712
		16,089,941
Multi-Utilities - 1.1%
Alliant Energy Corp.	87,319	3,651,681
Aquila, Inc.	302,884	1,253,940
Avista Corp.	35,232	824,429
CH Energy Group, Inc.	16,216	767,990
Energy East Corp.	111,381	2,752,225
Florida Public Utilities Co.	5,845	74,816
MDU Resources Group, Inc.	143,991	3,805,682
NorthWestern Energy Corp.	30,585	1,102,895
NSTAR (d)	78,810	2,696,090
OGE Energy Corp.	69,014	2,664,631
PNM Resources, Inc.	50,048	1,529,467
Puget Energy, Inc.	87,951	2,169,751
SCANA Corp.	93,604	3,906,095
Vectren Corp.	61,737	1,729,253
Wisconsin Energy Corp.	91,774	4,400,563
		33,329,508
Water Utilities - 0.2%
American States Water Co.	11,845	448,926
Aqua America, Inc. (d)	110,166	2,510,683
Artesian Resources Corp. Class A	3,763	72,438
Cadiz, Inc. (a)	14,433	384,928
California Water Service Group	15,853	606,853
Connecticut Water Service, Inc.	5,523	132,662
Middlesex Water Co.	9,279	168,135
Pure Cycle Corp. (a)	23,077	199,847
SJW Corp.	11,852	407,946
Southwest Water Co. (d)	18,750	237,750
York Water Co.	12,649	224,899
		5,395,067
TOTAL UTILITIES		124,200,697
TOTAL COMMON STOCKS (Cost $2,440,242,772)		2,950,689,872
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.86% to 5.07% 3/22/07 (e) (Cost $4,486,708)	$ 4,500,000	4,486,599
Money Market Funds - 11.3%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	69,074,450	$ 69,074,450
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	274,977,676	274,977,676
TOTAL MONEY MARKET FUNDS (Cost $344,052,126)		344,052,126
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $2,788,781,606)	3,299,228,597
NET OTHER ASSETS - (8.7)%	(265,332,110)
NET ASSETS - 100%	$ 3,033,896,487
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
578 Russell E-Mini Index Contracts	March 2007	$ 45,933,660	$ (543,397)
20 S&P 500 E-Mini Index Contracts	March 2007	1,408,900	(34,215)
23 S&P 500 Index Contracts	March 2007	8,101,175	(161,385)
283 S&P MidCap 400 E-Mini Index Contracts	March 2007	23,757,850	15,180
TOTAL EQUITY INDEX CONTRACTS		$ 79,201,585	$ (723,817)

The face value of futures purchased as a percentage of net assets - 2.6%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 25 basis points with JP Morgan Chase, Inc.	Sept. 2007	$ 2,955,859	$ 249,926
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,931,245.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,828,604
Fidelity Securities Lending Cash Central Fund	3,880,599
Total	$ 6,709,203

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in securities, at value (including securities loaned of $268,002,365) - See accompanying schedule: Unaffiliated issuers (cost $2,444,729,480)	$ 2,955,176,471
Fidelity Central Funds (cost $344,052,126)	344,052,126
Total Investments (cost $2,788,781,606)		$ 3,299,228,597
Cash		374,470
Receivable for investments sold		66,245
Receivable for fund shares sold		10,306,997
Dividends receivable		2,286,134
Distributions receivable from Fidelity Central Funds		330,590
Receivable for daily variation on futures contracts		616,072
Swap agreements, at value		249,926
Other receivables		322,006
Total assets		3,313,781,037

Liabilities
Payable for investments purchased	$ 355,811
Payable for fund shares redeemed	4,321,093
Accrued management fee	177,580
Other affiliated payables	52,390
Collateral on securities loaned, at value	274,977,676
Total liabilities		279,884,550

Net Assets		$ 3,033,896,487
Net Assets consist of:
Paid in capital		$ 2,457,346,969
Undistributed net investment income		9,472,172
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		57,104,380
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		509,972,966
Net Assets		$ 3,033,896,487
Investor Class: Net Asset Value, offering price and redemption price per share ($2,082,398,658 ÷ 52,539,818 shares)		$ 39.63
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($951,497,829 ÷ 24,005,450 shares)		$ 39.64

Statement of Operations

	Year ended February 28, 2007

Investment Income
Dividends		$ 28,591,677
Interest		176,172
Income from Fidelity Central Funds (including $3,880,599 from security lending)		6,709,203
Total income		35,477,052

Expenses
Management fee	$ 1,715,810
Transfer agent fees	506,650
Independent trustees' compensation	9,141
Miscellaneous	6,064
Total expenses before reductions	2,237,665
Expense reductions	(136,302)	2,101,363
Net investment income (loss)		33,375,689
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,603,572
Foreign currency transactions	(136)
Futures contracts	511,448
Swap agreements	313,951
Total net realized gain (loss)		118,428,835
Change in net unrealized appreciation (depreciation) on: Investment securities	144,621,478
Assets and liabilities in foreign currencies	(134)
Futures contracts	(1,890,336)
Swap agreements	265,805
Total change in net unrealized appreciation (depreciation)		142,996,813
Net gain (loss)		261,425,648
Net increase (decrease) in net assets resulting from operations		$ 294,801,337

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2007	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,375,689	$ 22,201,031
Net realized gain (loss)	118,428,835	40,975,742
Change in net unrealized appreciation (depreciation)	142,996,813	229,629,679
Net increase (decrease) in net assets resulting from operations	294,801,337	292,806,452
Distributions to shareholders from net investment income	(29,674,620)	(18,167,972)
Distributions to shareholders from net realized gain	(70,580,264)	(5,453,013)
Total distributions	(100,254,884)	(23,620,985)
Share transactions - net increase (decrease)	707,795,119	400,646,865
Redemption fees	207,137	208,326
Total increase (decrease) in net assets	902,548,709	670,040,658

Net Assets
Beginning of period	2,131,347,778	1,461,307,120
End of period (including undistributed net investment income of $9,472,172 and undistributed net investment income of $6,716,236, respectively)	$ 3,033,896,487	$ 2,131,347,778

Financial Highlights - Investor Class

Years ended February 28,	2007	2006	2005	2004 F	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 36.65	$ 31.47	$ 28.76	$ 18.29	$ 22.59
Income from Investment Operations
Net investment income (loss) B	.51	.43	.28 H	.20	.18
Net realized and unrealized gain (loss)	3.98	5.19	2.64	10.40	(4.29)
Total from investment operations	4.49	5.62	2.92	10.60	(4.11)
Distributions from net investment income	(.44)	(.34)	(.22)	(.14)	(.19)
Distributions from net realized gain	(1.07)	(.10)	-	-	-
Total distributions	(1.51)	(.44)	(.22)	(.14)	(.19)
Redemption fees added to paid in capital B	- G	- G	.01	.01	- G
Net asset value, end of period	$ 39.63	$ 36.65	$ 31.47	$ 28.76	$ 18.29
Total Return A	12.46%	17.94%	10.20%	58.07%	(18.25)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.10%	.10%	.23%	.40%	.30%
Expenses net of all reductions	.09%	.10%	.23%	.40%	.30%
Net investment income (loss)	1.36%	1.30%	.96% H	.82%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,082,399	$ 1,499,848	$ 1,461,307	$ 985,748	$ 421,714
Portfolio turnover rate D	16%	13%	17%	18%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 36.66	$ 32.60
Income from Investment Operations
Net investment income (loss) D	.52	.17
Net realized and unrealized gain (loss)	3.98	4.28
Total from investment operations	4.50	4.45
Distributions from net investment income	(.45)	(.29)
Distributions from net realized gain	(1.07)	(.10)
Total distributions	(1.52)	(.39)
Redemption fees added to paid in capital D	- I	- I
Net asset value, end of period	$ 39.64	$ 36.66
Total Return B, C	12.49%	13.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.07%	.07% A
Net investment income (loss)	1.39%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 951,498	$ 631,500
Portfolio turnover rate F	16%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Past 5 years	Life of fund
Spartan International Index Fund - Investor Class	21.48%	16.16%	8.29% A
Spartan International Index Fund - Fidelity Advantage Class	21.49%	16.16% B	8.29% A, B

A From November 5, 1997.

B The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over Life of Fund*

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Investor Class on November 30, 1997. The chart shows how the value of your investment would have changed, and also shows how the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index performed over the same period.

* From November 30, 1997 (first date following the fund's commencement for which the life of fund return for the MSCI EAFE Index is available).

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® International Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

International stock markets generally performed very well during the past year, though the gains were muted by a significant correction that took place in the reporting period's final week. The Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index's return of 21.25% significantly outpaced the broad U.S. stock market's 12.15% gain, as measured by the Dow Jones Wilshire 5000 Composite IndexSM. Much of the dominance of international stocks was generated in Europe, which generally benefited from a combination of solid corporate earnings, a significant amount of merger-and-acquisition activity and continued currency strength relative to the U.S. dollar. Japanese stocks failed to keep up with their European counterparts during the period, largely because the yen lost modest ground compared with the dollar. Despite a mixed environment for the Japanese economy, near the end of the period the Bank of Japan raised the country's short-term interest rates to an eight-year high of 0.50%. However, those rates remained relatively low compared with the benchmark rates in the United States and Europe, which ended the period at 5.25% and 3.50%, respectively.

For the 12 months ending February 28, 2007, the fund's Investor Class and Fidelity Advantage Class shares gained 21.48% and 21.49%, respectively, slightly outpacing the MSCI EAFE. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) The telecommunication services and utilities sectors, each of which made up approximately 5% of the index on average, were the two strongest performing groups. While no sector turned in negative performance during the period, the most muted gains came from the energy sector, representing approximately 8% of the index. For U.S. investors, an additional significant positive came from favorable foreign currency movements versus the U.S. dollar - especially in Europe. The fund's best performing individual contributor was England's Vodafone, the world's largest mobile telephone service provider, which benefited in part from increased subscriber growth in emerging markets. Spain-based telecommunications company Telefonica saw stronger earnings, while Japanese auto giant Toyota rose on strong business prospects and an improved earnings outlook. Swiss food products company Nestle also contributed to returns. On the negative side, a handful of Japanese bank stocks, including Mitsubishi UFJ Financial Group, Mizuho Financial Group and Sumitomo Mitsui Financial Group, all underperformed, reporting relatively weak earnings. Shares of London-based energy stock BP also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.6	1.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.9
Toyota Motor Corp. (Japan, Automobiles)	1.5	1.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.2	1.4
Nestle SA (Reg.) (Switzerland, Food Products)	1.2	1.2
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.1	1.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.1	1.0
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.0	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	1.1
Royal Bank of Scotland Group PLC (United Kingdom, Commercial Banks)	1.0	0.9
	12.2
Market Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.4	29.8
Consumer Discretionary	11.4	10.8
Industrials	10.9	9.5
Materials	8.5	8.2
Consumer Staples	7.4	8.0
Health Care	7.1	7.7
Energy	6.7	7.9
Telecommunication Services	5.9	5.3
Utilities	6.0	6.1
Information Technology	5.1	5.3
Geographic Diversification (% of fund's net assets)
As of February 28, 2007
United Kingdom	23.2%
Japan	23.2%
France	9.4%
Germany	7.6%
Switzerland	6.8%
Australia	5.6%
Spain	4.0%
Netherlands	3.9%
Italy	3.8%
Other	12.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of August 31, 2006
United Kingdom	24.1%
Japan	23.9%
France	9.4%
Germany	7.2%
Switzerland	6.9%
Australia	5.3%
Netherlands	3.8%
Spain	3.8%
Italy	3.8%
Other	11.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 28, 2007

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 5.6%
ABC Learning Centres Ltd.	147,857	$ 796,887
AGL Energy Ltd. (a)	136,320	1,721,836
Alinta Ltd.	199,119	2,235,765
Alumina Ltd.	440,599	2,339,926
Amcor Ltd.	334,284	1,920,179
AMP Ltd.	710,078	5,768,506
Ansell Ltd.	61,179	561,600
APN News & Media Ltd.	102,085	478,605
Aristocrat Leisure Ltd.	130,472	1,727,131
Asx Ltd.	54,649	1,802,089
Australia & New Zealand Banking Group Ltd.	676,716	15,623,298
AXA Asia Pacific Holdings Ltd.	323,208	1,897,304
Babcock & Brown Ltd.	81,813	1,650,293
BHP Billiton Ltd.	1,271,801	27,356,440
Billabong International Ltd.	62,761	848,111
BlueScope Steel Ltd.	296,691	2,181,146
Boral Ltd.	243,876	1,614,162
Brambles Ltd. (a)(d)	570,497	5,960,676
Caltex Australia Ltd.	40,177	706,911
Centro Properties Group unit	280,484	2,172,502
Centro Retail Group unit	25,327	35,822
CFS Retail Property Trust	362,954	686,375
Challenger Financial Services Group Ltd.	212,675	770,855
Coca-Cola Amatil Ltd.	168,443	1,097,633
Cochlear Ltd.	20,801	929,977
Coles Group Ltd.	416,895	5,045,643
Commonwealth Bank of Australia	473,102	18,624,125
Commonwealth Property Office Fund	521,937	567,539
Computershare Ltd.	193,461	1,528,949
CSL Ltd.	68,623	4,198,651
CSR Ltd.	320,104	915,580
DB RREEF Trust unit	956,110	1,314,625
Downer EDI Ltd.	144,686	836,799
Fosters Group Ltd.	748,977	3,729,789
Futuris Corp. Ltd.	146,967	243,186
Goodman Fielder Ltd.	407,461	725,593
Harvey Norman Holdings Ltd.	249,277	854,417
Iluka Resources Ltd.	125,596	583,884
ING Industrial Fund	307,596	576,841
Insurance Australia Group Ltd.	659,251	3,106,352
Investa Property Group unit	466,498	871,158
John Fairfax Holdings Ltd.	354,390	1,343,152
Leighton Holdings Ltd.	47,739	1,169,856
Lend Lease Corp. Ltd.	124,690	1,773,403
Lion Nathan Ltd.	124,152	810,974
Macquarie Airports unit	296,869	865,496
Macquarie Bank Ltd.	95,216	5,926,260
Macquarie Communications Infrastructure Group unit	94,647	442,988
Macquarie Goodman Group unit	492,992	2,781,324

	Shares	Value
Macquarie Infrastructure Group unit	939,858	$ 2,843,755
Macquarie Office Trust	698,984	881,223
Mirvac Group unit	308,235	1,374,666
Multiplex Group unit	260,993	906,914
National Australia Bank Ltd.	587,451	18,649,219
Newcrest Mining Ltd.	114,360	2,031,980
OneSteel Ltd.	255,269	1,009,719
Orica Ltd.	117,088	2,283,422
Origin Energy Ltd.	303,547	2,119,134
Pacific Brands Ltd.	159,980	369,345
Paladin Resources Ltd. (a)(d)	157,094	1,126,418
PaperlinX Ltd.	106,420	338,769
Perpetual Trustees Australia Ltd.	13,083	769,033
Publishing & Broadcasting Ltd.	54,055	819,056
Qantas Airways Ltd.	317,043	1,286,542
QBE Insurance Group Ltd.	292,123	7,365,706
Rinker Group Ltd.	318,138	4,682,643
Rio Tinto Ltd.	105,970	6,312,529
Santos Ltd.	209,206	1,542,939
Sonic Healthcare Ltd.	111,239	1,232,370
Stockland Corp. Ltd. (a)	9,768	65,345
Stockland Corp. Ltd. unit	502,365	3,416,086
Suncorp-Metway Ltd.	196,020	3,362,463
Sydney Roads Group unit (d)	506,943	523,274
Symbion Health Ltd.	201,876	602,868
Tabcorp Holdings Ltd.	188,413	2,397,629
Tattersall's Ltd.	410,210	1,486,835
Telstra Corp. Ltd.	1,325,138	4,448,047
The GPT Group unit	673,352	2,679,367
Toll Holdings Ltd.	183,126	2,794,977
Transurban Group unit	317,248	1,887,315
Wesfarmers Ltd.	133,622	3,837,728
Westfield Group unit	563,468	9,656,665
Westpac Banking Corp.	670,190	13,444,820
Woodside Petroleum Ltd.	174,798	5,131,897
Woolworths Ltd.	431,545	9,248,976
WorleyParsons Ltd.	49,506	1,068,826
Zinifex Ltd.	171,596	2,260,696
TOTAL AUSTRALIA		267,979,809
Austria - 0.6%
Andritz AG	4,132	872,159
Boehler-Uddeholm AG	16,220	1,194,513
Erste Bank AG	68,016	5,054,904
Flughafen Wien AG	5,309	492,359
Immoeast AG (a)	110,534	1,638,282
IMMOFINANZ Immobilien Anlagen AG (a)	173,016	2,630,759
Mayr-Melnhof Karton AG	1,607	311,635
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	24,670	1,038,502
OMV AG	59,302	3,310,957
Raiffeisen International Bank Holding AG	13,630	1,834,389
RHI AG (a)	13,772	625,853
Common Stocks - continued
	Shares	Value
Austria - continued
Telekom Austria AG	143,562	$ 3,590,674
voestalpine AG	30,407	1,883,190
Wiener Staedische Versicher AG	11,466	798,886
Wienerberger AG	27,513	1,693,034
TOTAL AUSTRIA		26,970,096
Belgium - 1.2%
Agfa-Gevaert NV	36,334	809,711
Barco NV	2,933	269,407
Bekaert SA	3,646	437,622
Belgacom SA	60,019	2,574,996
Cofinimmo SA	3,608	718,728
Colruyt NV	6,588	1,436,764
Compagnie Maritime Belge SA (CMB)	4,225	225,435
D'ieteren SA	798	298,329
Delhaize Group	25,832	2,151,289
Dexia SA	205,066	6,048,928
Euronav NV	5,145	155,509
Fortis	431,619	18,574,871
Fortis (strip VVPR)	1,764	70
Groupe Bruxelles Lambert SA (GBL)	27,394	3,066,181
Groupe Bruxelles Lambert SA (GBL) (strip VVPR)	818	11
InBev SA	69,623	4,616,915
KBC Groupe SA (d)	67,288	8,188,631
Mobistar SA	10,546	891,792
Omega Pharma SA	9,000	696,386
Solvay SA	22,678	3,227,075
UCB SA	44,345	2,864,951
Umicore SA	9,993	1,710,820
TOTAL BELGIUM		58,964,421
Bermuda - 0.1%
Frontline Ltd.	19,500	681,929
Noble Group Ltd.	457,000	406,475
SeaDrill Ltd. (a)	84,800	1,310,635
TOTAL BERMUDA		2,399,039
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	769,000	2,032,478
Hutchison Telecommunications International Ltd. (a)	482,000	1,005,574
Kingboard Chemical Holdings Ltd.	218,500	917,286
Shui On Land Ltd.	963,000	875,113
Solomon Systech International Ltd.	334,000	65,833
TOTAL CAYMAN ISLANDS		4,896,284
Denmark - 0.8%
A.P. Moller - Maersk AS Series B	400	4,127,373
Bang & Olufsen AS Series B (d)	5,525	667,235
Carlsberg AS Series B	10,988	1,135,741
Codan AS	6,425	534,019
Coloplast AS Series B (d)	9,860	824,775

	Shares	Value
Dampskibsselskabet TORM AS	5,500	$ 361,412
Danisco AS (d)	15,375	1,228,755
Danske Bank AS	179,048	8,283,518
DSV de Sammensluttede Vognmaend AS	7,644	1,320,904
East Asiatic Co. Ltd.	4,341	191,196
FLS Industries	14,050	908,271
GN Store Nordic AS	68,065	985,188
H. Lundbeck AS	25,135	674,052
Jyske Bank AS (Reg.) (a)	24,050	1,853,713
NKT Holding AS	5,525	449,402
Novo Nordisk AS Series B	86,430	7,444,643
Novozymes AS Series B	19,093	1,647,965
Sydbank AS	24,300	1,273,110
Topdanmark AS (a)	6,865	1,224,086
Trygvesta AS	11,650	912,435
Vestas Wind Systems AS (a)	69,228	3,233,517
William Demant Holding AS (a)	12,767	1,046,401
TOTAL DENMARK		40,327,711
Finland - 1.5%
Amer Group PLC (A Shares)	20,270	445,820
Cargotec Corp. (B Shares) (d)	16,005	944,638
Elisa Corp. (A Shares)	50,915	1,503,885
Fortum Oyj	166,248	4,589,289
KCI Konecranes Oyj	14,646	457,216
Kesko Oyj	22,458	1,184,631
Kone Oyj (B Shares) (d)	24,349	1,393,935
Metso Corp.	45,165	2,241,939
Neste Oil Oyj	40,390	1,297,769
Nokia Corp.	1,495,228	32,640,827
Nokian Tyres Ltd.	46,974	1,147,530
OKO Bank (A Shares)	34,034	584,154
Orion Oyj (B Shares) (a)	30,410	669,645
Outokumpu Oyj (A Shares)	32,729	1,219,664
Rautaruukki Oyj (K Shares)	31,174	1,427,392
Sampo Oyj (A Shares)	153,962	4,299,032
Sanoma-WSOY Oyj	24,027	687,432
Stora Enso Oyj (R Shares)	223,993	3,677,965
TietoEnator Oyj (d)	27,012	759,610
UPM-Kymmene Corp.	186,266	4,831,740
Uponor Oyj	22,756	797,122
Waertsilae Corp. (B Shares)	23,330	1,395,494
YIT-Yhtyma OY	45,387	1,480,550
TOTAL FINLAND		69,677,279
France - 9.4%
Accor SA	74,448	6,574,290
Air France KLM (Reg.)	46,464	2,016,811
Alcatel-Lucent SA	833,999	10,700,207
Alstom SA (a)	21	43
Alstom SA (a)(d)	39,333	4,754,889
Atos Origin SA (a)	21,713	1,175,791
AXA SA	610,790	26,074,625
BIC SA	8,218	561,818
Common Stocks - continued
	Shares	Value
France - continued
BNP Paribas SA	306,051	$ 31,971,694
Bouygues SA	72,278	5,040,707
Business Objects SA (a)	31,139	1,124,118
Cap Gemini SA	50,546	3,535,139
Carrefour SA	216,411	14,456,841
Casino Guichard Perrachon et Compagnie	14,030	1,208,686
CNP Assurances	16,806	1,884,636
Compagnie de St. Gobain	115,525	10,762,753
Credit Agricole SA	240,052	9,581,012
Dassault Systemes SA	21,352	1,093,514
Essilor International SA	34,304	3,914,968
France Telecom SA	619,059	16,776,499
Gaz de France (d)	73,185	3,226,053
Gecina SA	5,347	983,557
Groupe Danone	85,409	13,532,603
Hermes International SA	22,843	2,985,142
Imerys	10,278	917,006
Klepierre SA	6,533	1,288,171
L'Air Liquide SA	9,657	2,214,320
L'Air Liquide SA (a)	33,971	7,789,443
L'Oreal SA	106,130	11,113,582
Lafarge SA	43,250	6,470,404
Lafarge SA (Bearer)	11,540	1,726,438
Lagardere S.C.A. (Reg.)	44,015	3,383,583
Louis Vuitton Moet Hennessy (LVMH)	91,590	10,148,547
M6 Metropole Television SA	22,899	813,040
Michelin SA (Compagnie Generale des Etablissements) Series B	51,159	5,322,673
Neopost SA	10,269	1,324,431
PagesJaunes Groupe SA	53,258	1,106,520
Pernod Ricard SA	34,148	7,049,150
Peugeot Citroen SA	56,980	3,844,875
Pinault Printemps-Redoute SA	24,263	3,650,730
Publicis Groupe SA	54,344	2,436,519
Renault SA	69,647	8,284,924
Safran SA (d)	55,156	1,265,659
Sanofi-Aventis	374,605	31,773,996
Schneider Electric SA	82,912	10,072,442
SCOR	340,344	869,261
Societe Des Autoroutes Paris-Rhin-Rhone	7,387	620,750
Societe Generale Series A	134,187	22,612,574
Sodexho Alliance SA	33,614	2,319,793
Suez SA:
(France)	372,683	18,060,620
(strip VVRP) (a)	15,232	202
Technip SA	35,530	2,389,016
Television Francaise 1 SA	46,712	1,574,462
Thales SA	36,485	1,880,118
Thomson SA	98,512	1,853,802
Total SA:
(strip VVPR)	3,096	41

	Shares	Value
Series B	796,255	$ 53,603,887
Unibail (Reg.)	17,018	4,921,689
Valeo SA	28,023	1,379,904
Vallourec SA	14,726	3,650,622
Veolia Environnement	103,271	7,286,907
Vinci SA	77,561	10,743,365
Vivendi Universal SA	422,651	16,695,559
Zodiac SA (d)	16,698	1,135,801
TOTAL FRANCE		447,531,222
Germany - 7.2%
Adidas-Salomon AG (d)	71,259	3,500,438
Allianz AG (Reg.)	157,862	33,987,689
Altana AG	26,722	1,617,837
BASF AG	178,730	18,178,628
Bayer AG	268,712	15,448,253
Beiersdorf AG	21,339	1,383,709
Bilfinger Berger AG	14,945	1,240,640
Celesio AG	32,354	1,836,364
Commerzbank AG	228,512	9,434,922
Continental AG	47,423	5,918,634
DaimlerChrysler AG (Reg.)	333,948	22,731,840
Deutsche Bank AG	190,473	25,011,010
Deutsche Boerse AG	36,721	7,355,299
Deutsche Lufthansa AG (Reg.)	80,112	2,169,092
Deutsche Post AG	284,085	9,067,767
Deutsche Postbank AG	30,494	2,564,512
Deutsche Telekom AG (Reg.)	1,036,344	18,612,738
Douglas Holding AG	11,423	662,108
E.ON AG	226,392	29,618,865
Fresenius Medical Care AG	21,368	3,025,676
HeidelbergCement AG (strip VVPR) (a)	239	0
Heidelberger Druckmaschinen AG	18,620	798,361
Hochtief AG	18,047	1,571,946
Hypo Real Estate Holding AG	52,779	3,344,183
Infineon Technologies AG (a)	272,157	4,169,445
IVG Immobilien AG (d)	33,718	1,504,611
KarstadtQuelle AG (a)(d)	19,936	692,799
Linde AG	38,763	3,950,383
MAN AG	46,954	5,047,354
Merck KGaA	23,420	2,914,878
Metro AG	61,753	4,272,365
MLP AG (d)	18,470	444,361
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	75,249	11,992,511
Premiere AG (a)(d)	33,771	712,819
Puma AG	4,302	1,528,584
Rheinmetall AG	12,948	1,042,649
RWE AG	161,858	16,514,418
Salzgitter AG	15,446	1,908,526
SAP AG	323,427	14,867,939
Siemens AG (Reg.)	304,391	32,155,865
SolarWorld AG (d)	13,050	942,581
Common Stocks - continued
	Shares	Value
Germany - continued
Suedzucker AG (Bearer)	31,421	$ 664,048
Thyssenkrupp AG (d)	128,278	6,289,485
TUI AG (d)	85,771	2,001,094
Volkswagen AG (d)	62,313	7,861,918
Wincor Nixdorf AG	6,095	995,241
TOTAL GERMANY		341,554,385
Greece - 0.6%
Alpha Bank AE	139,580	4,303,817
Bank of Piraeus	78,091	2,686,885
Coca-Cola Hellenic Bottling Co. SA (Bearer)	34,168	1,322,122
Cosmote Mobile Telecommunications SA	30,274	881,388
EFG Eurobank Ergasias SA	85,448	3,170,696
Folli Follie SA	6,944	258,221
Greek Organization of Football Prognostics SA	80,159	2,832,294
Hellenic Exchanges Holding SA	27,077	595,534
Hellenic Petroleum SA	49,850	678,161
Hellenic Technodomiki Tev SA	30,017	417,091
Hellenic Telecommunication Organization SA (OTE) (a)	108,995	2,956,890
Intracom Holdings SA (Reg.) (a)	33,729	200,859
Motor Oil (HELLAS) Corinth Refineries SA	19,277	500,000
National Bank of Greece SA	140,274	7,258,195
Public Power Corp. of Greece	32,414	838,170
Technical Olympic SA (Reg.)	46,816	141,255
Titan Cement Co. SA (Reg.)	17,744	1,014,871
Viohalco SA	40,274	540,428
TOTAL GREECE		30,596,877
Hong Kong - 1.6%
ASM Pacific Technology Ltd.	56,829	331,676
Bank of East Asia Ltd.	566,492	3,241,012
BOC Hong Kong Holdings Ltd.	1,343,566	3,250,126
Cathay Pacific Airways Ltd.	364,327	908,364
Cheung Kong Holdings Ltd.	549,449	6,733,573
Cheung Kong Infrastructure Holdings Ltd.	135,450	475,017
CLP Holdings Ltd.	692,657	5,075,433
Esprit Holdings Ltd.	365,023	3,802,980
Giordano International Ltd.	892,194	414,520
Hang Lung Properties Ltd.	786,423	2,078,527
Hang Seng Bank Ltd.	273,301	3,721,879
Henderson Land Development Co. Ltd.	287,963	1,632,750
Hong Kong & China Gas Co. Ltd.	1,400,427	3,057,869
Hong Kong Electric Holdings Ltd.	476,676	2,412,955
Hong Kong Exchanges & Clearing Ltd.	388,698	4,002,375
Hopewell Holdings Ltd.	235,000	903,840
Hutchison Whampoa Ltd.	789,158	7,509,730
Hysan Development Co. Ltd.	273,932	753,808
Johnson Electric Holdings Ltd.	798,062	582,225
Kerry Properties Ltd. (d)	205,000	1,018,040

	Shares	Value
Li & Fung Ltd.	761,623	$ 2,417,526
Link (REIT)	830,000	1,939,806
Melco International Development Ltd.	358,000	691,894
MTR Corp. Ltd.	453,113	1,197,584
New World Development Co. Ltd.	907,988	2,001,210
Orient Overseas International Ltd.	66,400	542,211
PCCW Ltd.	1,548,751	913,823
Shangri-La Asia Ltd.	526,842	1,365,478
Shun Tak Holdings Ltd.	310,000	459,462
Sino Land Co.	485,336	1,115,651
Sun Hung Kai Properties Ltd.	493,141	5,835,223
Swire Pacific Ltd. (A Shares)	333,884	3,777,698
Techtronic Industries Co. Ltd.	296,000	405,373
Television Broadcasts Ltd.	101,000	657,343
Texwinca Holdings Ltd.	282,000	200,319
Wharf Holdings Ltd.	484,965	1,719,371
Wing Hang Bank Ltd.	59,500	673,207
Yue Yuen Industrial Holdings Ltd.	233,500	806,919
TOTAL HONG KONG		78,626,797
Ireland - 0.9%
Allied Irish Banks PLC	329,400	9,809,532
Bank of Ireland	349,047	7,967,971
C&C Group PLC	121,892	1,693,711
CRH PLC	193,620	8,083,963
DCC PLC (Ireland)	28,899	975,209
DEPFA BANK PLC	125,159	2,101,834
Elan Corp. PLC (a)	148,702	1,914,716
Grafton Group PLC unit	73,655	1,161,858
Greencore Group PLC	57,656	350,976
IAWS Group PLC	38,015	883,897
Independent News & Media PLC (Ireland)	148,719	649,464
Irish Life & Permanent PLC	98,417	2,789,744
Kerry Group PLC Class A	46,305	1,225,554
Kingspan Group PLC (Ireland)	41,840	1,140,601
Paddy Power PLC (Ireland)	25,324	574,740
Ryanair Holdings PLC	146,764	1,118,708
Total Produce PLC (a)	57,255	59,099
TOTAL IRELAND		42,501,577
Italy - 3.6%
Alleanza Assicurazioni Spa	167,247	2,152,177
Arnoldo Mondadori Editore Spa	32,064	331,817
Assicurazioni Generali Spa	346,302	14,903,225
Autogrill Spa	40,820	737,956
Autostrade Spa	101,225	3,052,860
Banca Monte dei Paschi di Siena Spa (d)	402,326	2,595,538
Banca Popolare di Milano	141,950	2,209,298
Banche Popolari Unite SCpA	115,656	3,290,647
Banco Popolare di Verona e Novara (d)	145,021	4,392,901
Benetton Group Spa	19,099	315,023
Bulgari Spa	45,450	656,677
Capitalia Spa	598,796	5,165,764
Enel S.p.A.	1,577,412	16,505,611
Common Stocks - continued
	Shares	Value
Italy - continued
ENI Spa	947,031	$ 28,993,354
Fiat Spa (a)(d)	198,277	4,719,082
Finmeccanica Spa	115,024	3,402,050
Fondiaria-Sai Spa	28,718	1,316,457
Gruppo Editoriale L'espresso Spa (d)	52,915	278,140
Intesa Sanpaolo Spa	2,579,038	18,812,290
Italcementi Spa	30,676	923,538
Lottomatica Spa	23,565	933,983
Luxottica Group Spa	48,567	1,525,975
Mediaset Spa	269,468	3,130,952
Mediobanca Spa	176,005	3,949,327
Mediolanum Spa	100,728	838,980
Pirelli & C Spa (d)	1,067,908	1,198,690
Seat Pagine Gialle Spa	1,785,156	1,098,510
Snam Rete Gas Spa	320,414	1,917,842
Telecom Italia Spa	3,939,028	11,943,133
Terna Spa	481,913	1,676,617
Tiscali Spa (a)(d)	48,495	163,007
Unicredito Italiano Spa	2,849,898	26,418,745
TOTAL ITALY		169,550,166
Japan - 23.1%
77 Bank Ltd.	111,223	783,381
Access Co. Ltd. (a)(d)	86	418,738
ACOM Co. Ltd.	30,140	1,110,770
Aderans Co. Ltd.	10,700	273,968
Advantest Corp.	55,190	2,569,866
Aeon Co. Ltd.	236,200	4,903,624
Aeon Credit Service Co. Ltd.	41,400	781,986
Aiful Corp.	22,455	606,995
Aisin Seiki Co. Ltd.	65,500	2,248,956
Ajinomoto Co., Inc.	227,866	2,801,974
Alfresa Holdings Corp.	10,400	686,234
All Nippon Airways Co. Ltd.	192,000	747,175
Alps Electric Co. Ltd.	76,477	910,838
Amada Co. Ltd.	153,000	1,724,979
Amano Corp.	20,500	251,432
Aoyama Trading Co. Ltd.	20,300	639,063
ARRK Corp.	12,600	173,261
Asahi Breweries Ltd.	152,303	2,483,422
Asahi Glass Co. Ltd.	332,677	4,423,536
Asahi Kasei Corp.	435,727	3,178,883
Asatsu-DK, Inc.	9,800	303,577
Asics Corp.	48,000	557,691
Astellas Pharma, Inc.	190,200	8,296,944
Autobacs Seven Co. Ltd.	15,000	593,101
Bank of Fukuoka Ltd.	246,300	2,065,600
Bank of Kyoto Ltd.	104,000	1,158,566
Bank of Yokohama Ltd.	456,084	3,710,740
Benesse Corp.	25,400	972,333
Bridgestone Corp.	221,779	4,641,518
Canon Marketing Japan, Inc.	30,900	667,962

	Shares	Value
Canon, Inc.	391,144	$ 21,149,155
Casio Computer Co. Ltd.	88,900	1,957,687
Central Glass Co. Ltd.	40,000	265,279
Central Japan Railway Co.	587	6,997,498
Chiba Bank Ltd.	255,674	2,428,317
Chiyoda Corp.	54,000	1,193,685
Chubu Electric Power Co., Inc.	246,064	8,252,039
Chugai Pharmaceutical Co. Ltd.	94,925	2,341,688
Circle K Sunkus Co. Ltd.	11,900	219,279
Citizen Watch Co. Ltd.	155,966	1,461,656
Coca-Cola West Japan Co. Ltd.	12,500	278,606
COMSYS Holdings Corp.	62,000	719,136
Credit Saison Co. Ltd.	62,252	2,040,602
Csk Holdings Corp.	21,500	937,878
Dai Nippon Printing Co. Ltd.	228,242	3,433,910
Daicel Chemical Industries Ltd.	75,000	537,065
Daido Steel Co. Ltd.	130,000	925,455
Daifuku Co. Ltd.	40,000	591,002
Daiichi Sankyo Co. Ltd.	262,470	8,405,140
Daikin Industries Ltd.	85,594	3,043,154
Dainippon Ink & Chemicals, Inc.	239,995	971,104
Dainippon Screen Manufacturing Co. Ltd.	75,000	610,730
Daito Trust Construction Co.	26,563	1,279,986
Daiwa House Industry Co. Ltd.	201,184	3,576,384
Daiwa Securities Group, Inc.	504,985	6,370,881
Denki Kagaku Kogyo KK	172,358	775,043
Denso Corp.	179,638	6,960,484
Dentsu, Inc.	689	1,911,056
Dowa Holdings Co. Ltd.	107,168	1,101,620
E*TRADE Securities Co. Ltd.	680	919,075
eAccess Ltd. (d)	368	266,300
East Japan Railway Co.	1,245	9,501,573
Ebara Corp. (d)	95,934	447,513
EDION Corp.	33,300	476,075
Eisai Co. Ltd.	93,578	4,742,763
Electric Power Development Co. Ltd.	59,180	2,965,962
Elpida Memory, Inc. (a)(d)	40,700	1,810,867
FamilyMart Co. Ltd.	30,400	829,418
Fanuc Ltd.	65,572	5,831,018
Fast Retailing Co. Ltd.	21,800	1,773,667
Fuji Electric Holdings Co. Ltd.	191,153	933,464
Fuji Soft ABC, Inc.	8,900	258,513
Fuji Television Network, Inc.	186	420,031
Fujifilm Holdings Corp.	179,305	7,670,974
Fujikura Ltd.	152,000	1,064,214
Fujitsu Ltd.	676,075	4,670,969
Furukawa Electric Co. Ltd.	206,790	1,364,393
Glory Ltd.	17,300	341,295
Gunma Bank Ltd.	135,663	929,326
Gunze Ltd.	62,000	351,848
Hakuhodo DY Holdings, Inc.	10,980	737,409
Hankyu Department Stores, Inc.	42,000	386,787
Hankyu Hanshin Holdings, Inc.	439,200	2,923,828
Common Stocks - continued
	Shares	Value
Japan - continued
Haseko Corp. (a)(d)	394,000	$ 1,504,957
Hikari Tsushin, Inc.	5,200	233,983
Hino Motors Ltd.	129,000	712,353
Hirose Electric Co. Ltd.	10,398	1,304,990
Hitachi Cable Ltd.	44,000	262,996
Hitachi Capital Corp.	11,400	226,814
Hitachi Chemical Co. Ltd.	33,200	767,849
Hitachi Construction Machinery Co. Ltd.	36,900	1,050,128
Hitachi High-Technologies Corp.	22,000	611,318
Hitachi Ltd.	1,214,271	8,439,183
Hokkaido Electric Power Co., Inc.	67,100	1,825,088
Hokuhoku Financial Group, Inc.	482,715	1,807,349
Honda Motor Co. Ltd.	567,660	21,077,215
House Foods Corp.	33,800	584,521
Hoya Corp.	146,616	5,046,399
Ibiden Co. Ltd.	47,500	2,364,638
Index Holdings (d)	218	130,669
Inpex Holdings, Inc.	304	2,534,694
Isetan Co. Ltd.	64,600	1,172,807
Ishikawajima-Harima Heavy Industries Co. Ltd.	533,185	2,124,206
Ito En Ltd.	15,600	502,889
Itochu Corp.	552,986	5,303,225
ITOCHU Techno-Solutions Corp.	7,500	360,772
JAFCO Co. Ltd.	13,500	825,052
Japan Airlines Corp. (a)	425,420	936,827
Japan Prime Realty Investment Corp.	199	813,576
Japan Real Estate Investment Corp.	157	1,911,103
Japan Retail Fund Investment Corp.	111	1,025,019
Japan Steel Works Ltd.	115,000	1,099,969
Japan Tobacco, Inc.	1,625	7,389,090
JFE Holdings, Inc.	201,375	12,338,813
JGC Corp.	75,117	1,135,189
Joyo Bank Ltd.	271,941	1,773,830
Js Group Corp.	95,159	2,124,946
JSR Corp.	62,316	1,433,397
JTEKT Corp.	62,200	1,092,640
Kajima Corp.	356,317	1,880,774
Kaken Pharmaceutical Co. Ltd.	25,000	206,515
Kamigumi Co. Ltd.	89,663	794,865
Kaneka Corp.	103,559	960,653
Kansai Electric Power Co., Inc.	285,236	8,438,929
Kansai Paint Co. Ltd. Osaka	83,000	718,378
Kao Corp.	180,750	5,256,476
Katokichi Co. Ltd.	33,400	248,706
Kawasaki Heavy Industries Ltd.	507,945	2,062,073
Kawasaki Kisen Kaisha Ltd. (d)	188,000	1,861,416
KDDI Corp.	871	6,786,380
Keihin Electric Express Railway Co. Ltd. (d)	181,061	1,475,912
Keio Corp.	197,410	1,383,807
Keisei Electric Railway Co.	103,000	703,830
Keyence Corp.	14,600	3,415,908

	Shares	Value
Kikkoman Corp.	54,849	$ 774,033
Kinden Corp.	36,000	279,248
Kintetsu Corp.	581,100	1,902,531
Kirin Brewery Co. Ltd.	285,256	4,389,989
KK daVinci Advisors (a)	480	564,138
Kobe Steel Ltd.	1,063,000	4,252,855
Kokuyo Co. Ltd.	18,900	252,434
Komatsu Ltd.	321,145	7,112,497
Komori Corp.	16,000	343,856
Konami Corp.	31,600	836,639
Konica Minolta Holdings, Inc.	160,500	2,047,798
Kose Corp.	8,730	227,192
Kubota Corp.	426,864	4,222,856
Kuraray Co. Ltd.	115,486	1,256,041
Kuraya Sanseido, Inc.	52,600	975,875
Kurita Water Industries Ltd.	37,200	847,870
Kyocera Corp.	61,302	5,508,598
Kyowa Hakko Kogyo Co. Ltd.	125,000	1,135,732
Kyushu Electric Power Co., Inc.	143,470	4,082,979
Lawson, Inc.	20,016	762,868
Leopalace21 Corp.	50,900	1,602,379
Mabuchi Motor Co. Ltd.	7,321	452,954
Makita Corp.	41,400	1,511,840
Marubeni Corp.	601,244	3,754,740
Marui Co. Ltd.	125,949	1,575,208
Matsui Securities Co. Ltd.	27,300	276,622
Matsumotokiyoshi Co. Ltd.	10,500	244,166
Matsushita Electric Industrial Co. Ltd.	713,073	14,297,113
Matsushita Electric Works Co. Ltd.	110,000	1,246,301
Meiji Dairies Corp.	76,000	653,476
Meiji Seika Kaisha Ltd.	114,888	575,521
Meitec Corp.	12,300	383,085
Millea Holdings, Inc.	260,000	9,669,264
Minebea Co. Ltd.	129,008	847,937
Mitsubishi Chemical Holdings Corp.	455,275	3,669,718
Mitsubishi Corp.	494,502	11,471,427
Mitsubishi Electric Corp.	696,106	6,933,205
Mitsubishi Estate Co. Ltd.	423,723	13,141,614
Mitsubishi Gas Chemical Co., Inc.	138,867	1,499,189
Mitsubishi Heavy Industries Ltd.	1,167,256	6,563,455
Mitsubishi Logistics Corp.	55,000	949,981
Mitsubishi Materials Corp.	327,937	1,496,686
Mitsubishi Rayon Co. Ltd.	211,312	1,387,125
Mitsubishi UFJ Financial Group, Inc.	3,146	38,444,119
Mitsubishi UFJ Securities Co. Ltd.	91,000	1,080,971
Mitsui & Co. Ltd.	563,123	10,081,454
Mitsui Chemicals, Inc.	256,683	2,219,999
Mitsui Engineering & Shipbuilding Co.	210,000	836,639
Mitsui Fudosan Co. Ltd.	304,677	8,373,899
Mitsui Mining & Smelting Co. Ltd.	240,154	1,350,381
Mitsui O.S.K. Lines Ltd.	398,285	4,479,096
Mitsui Sumitomo Insurance Co. Ltd.	430,475	5,347,646
Mitsui Trust Holdings, Inc.	269,300	2,990,057
Mitsukoshi Ltd.	137,376	633,904
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsumi Electric Co. Ltd.	30,600	$ 905,325
Mizuho Financial Group, Inc.	3,503	24,437,599
Murata Manufacturing Co. Ltd.	75,754	5,456,437
Namco Bandai Holdings, Inc.	78,150	1,146,798
NEC Corp.	763,951	4,027,555
Nec Electronics Corp. (a)(d)	10,100	271,324
Net One Systems Co. Ltd.	153	188,810
NGK Insulators Ltd.	107,309	2,020,340
NGK Spark Plug Co. Ltd.	56,000	1,055,409
NHK Spring Co. Ltd.	37,000	376,462
Nichirei Corp.	125,860	763,775
Nidec Corp.	37,142	2,416,481
Nikko Cordial Corp.	296,063	2,812,242
Nikon Corp.	105,838	2,419,640
Nintendo Co. Ltd.	36,196	9,571,664
Nippon Building Fund, Inc.	173	2,497,991
Nippon Electric Glass Co. Ltd.	80,000	1,944,262
Nippon Express Co. Ltd.	259,546	1,649,212
Nippon Kayaku Co. Ltd.	43,000	368,284
Nippon Light Metal Co. Ltd.	124,000	378,328
Nippon Meat Packers, Inc.	68,740	855,667
Nippon Mining Holdings, Inc.	325,500	2,711,221
Nippon Oil Corp.	429,129	3,119,926
Nippon Paper Group, Inc.	364	1,395,104
Nippon Sheet Glass Co. Ltd.	233,000	1,190,693
Nippon Shokubai Co. Ltd.	34,000	370,484
Nippon Steel Corp.	2,210,661	14,957,477
Nippon Telegraph & Telephone Corp.	1,879	9,924,878
Nippon Yusen KK	402,578	3,163,749
Nishi-Nippon City Bank Ltd.	214,000	1,022,215
Nishimatsu Construction Co. Ltd. (d)	71,000	241,992
Nissan Chemical Industries Co. Ltd.	40,000	510,018
Nissan Motor Co. Ltd.	846,848	9,734,517
Nisshin Seifun Group, Inc.	70,090	729,318
Nisshin Steel Co. Ltd.	353,000	1,538,007
Nisshinbo Industries, Inc.	75,000	983,391
Nissin Food Products Co. Ltd.	27,123	963,151
Nitori Co. Ltd.	9,000	420,082
Nitto Denko Corp.	57,294	2,909,919
NOK Corp.	39,000	662,988
Nomura Holdings, Inc.	650,147	14,017,169
Nomura Real Estate Office Fund, Inc.	95	1,116,524
Nomura Research Institute Ltd.	8,500	1,283,709
NSK Ltd.	143,576	1,245,380
NTN Corp.	143,611	1,168,432
NTT Data Corp.	457	2,304,665
NTT DoCoMo, Inc.	6,828	12,365,508
NTT Urban Development Co.	487	1,095,671
Obayashi Corp.	245,704	1,645,928
Obic Co. Ltd.	2,140	431,343
Odakyu Electric Railway Co. Ltd.	200,000	1,491,056
Oji Paper Co. Ltd.	311,352	1,735,024

	Shares	Value
Oki Electric Industry Co. Ltd. (d)	277,000	$ 486,594
Okuma Corp.	52,000	596,153
Okumura Holdings, Inc.	49,000	269,023
Olympus Corp.	91,429	3,050,807
Omron Corp.	84,360	2,351,208
Onward Kashiyama Co. Ltd.	50,000	693,840
Oracle Corp. Japan (d)	8,500	390,322
Oriental Land Co. Ltd.	22,156	1,303,844
ORIX Corp.	32,978	9,025,229
Osaka Gas Co. Ltd.	751,525	2,937,221
OSG Corp. (d)	39,100	625,956
Otsuka Corp.	5,700	553,158
Park24 Co. Ltd. (d)	20,500	285,851
Pioneer Corp.	61,638	840,828
Promise Co. Ltd.	32,225	1,092,926
QP Corp.	20,900	189,139
Rakuten, Inc.	2,614	1,351,769
Resona Holdings, Inc.	1,603	4,527,027
Ricoh Co. Ltd.	245,770	5,412,158
Rinnai Corp.	10,100	266,236
Rohm Co. Ltd.	40,144	3,663,250
Round One Corp.	149	361,493
Ryohin Keikaku Co. Ltd.	9,700	659,589
Sanken Electric Co. Ltd.	24,000	231,095
Sankyo Co. Ltd. (Gunma)	18,500	824,675
Santen Pharmaceutical Co. Ltd.	26,600	721,274
Sanwa Shutter Corp.	100,000	616,187
Sanyo Electric Co. Ltd. (a)(d)	683,382	1,022,407
Sapporo Breweries Ltd. (d)	108,578	804,916
Sapporo Hokuyo Holdings, Inc.	104	1,073,878
SBI Holdings, Inc.	3,257	1,383,517
Secom Co. Ltd.	74,467	3,736,616
Sega Sammy Holdings, Inc.	69,700	1,734,897
Seiko Epson Corp.	41,700	1,197,232
Seino Holdings Co. Ltd.	71,000	709,286
Sekisui Chemical Co. Ltd.	181,293	1,486,935
Sekisui House Ltd.	196,467	2,922,828
Seven & I Holdings Co. Ltd.	308,000	9,837,271
SFCG Co. Ltd.	1,620	262,475
Sharp Corp.	377,675	6,967,758
Shimachu Co. Ltd.	11,600	345,703
Shimamura Co. Ltd.	8,600	968,874
SHIMANO, Inc.	28,800	865,549
SHIMIZU Corp.	211,416	1,265,197
Shin-Etsu Chemical Co. Ltd.	138,662	8,647,721
Shinko Electric Industries Co.Ltd.	23,900	541,724
Shinko Securities Co. Ltd.	188,000	993,914
Shinsei Bank Ltd.	560,000	2,984,129
Shionogi & Co. Ltd.	106,091	2,041,993
Shiseido Co. Ltd.	122,950	2,593,836
Shizuoka Bank Ltd.	231,274	2,458,995
Showa Denko KK	334,336	1,258,930
Showa Shell Sekiyu KK	68,000	782,443
SMC Corp.	19,171	2,542,835
Common Stocks - continued
	Shares	Value
Japan - continued
Softbank Corp. (d)	276,630	$ 6,963,642
Sojitz Corp. (a)	315,400	1,399,703
Sompo Japan Insurance, Inc.	324,712	4,334,002
Sony Corp.	370,585	19,188,891
Stanley Electric Co. Ltd.	48,725	963,295
Sumco Corp.	36,000	1,326,732
Sumitomo Bakelite Co. Ltd.	45,000	321,861
Sumitomo Chemical Co. Ltd.	568,334	4,299,188
Sumitomo Corp.	396,842	7,104,566
Sumitomo Electric Industries Ltd.	250,706	3,721,309
Sumitomo Heavy Industries Ltd.	203,822	2,079,745
Sumitomo Metal Industries Ltd.	1,522,966	7,654,762
Sumitomo Metal Mining Co. Ltd.	193,065	3,432,055
Sumitomo Mitsui Financial Group, Inc.	2,284	22,076,705
Sumitomo Osaka Cement Co. Ltd.	101,144	328,997
Sumitomo Realty & Development Co. Ltd.	136,000	5,395,370
Sumitomo Rubber Industries Ltd.	75,000	887,762
Sumitomo Titanium Corp.	5,000	610,730
Sumitomo Trust & Banking Co. Ltd.	460,344	5,192,486
Suzuken Co. Ltd.	26,460	941,829
T&D Holdings, Inc.	87,800	6,324,346
Taiheiyo Cement Corp.	343,684	1,502,114
Taisei Corp.	334,594	1,265,526
Taisho Pharmaceutical Co. Ltd.	54,524	1,006,994
Taiyo Nippon Sanso Corp.	98,000	870,418
Taiyo Yuden Co. Ltd.	45,000	964,480
Takara Holdings, Inc.	71,551	490,133
Takashimaya Co. Ltd.	108,000	1,408,821
Takeda Pharamaceutical Co. Ltd.	323,442	22,128,966
Takefuji Corp.	35,311	1,369,520
Tanabe Seiyaku Co. Ltd.	65,000	871,980
TDK Corp.	47,325	3,925,980
Teijin Ltd.	320,341	1,733,959
Terumo Corp.	56,812	2,163,110
The Daimaru, Inc.	67,000	922,996
The Goodwill Group, Inc. (d)	390	297,608
The Suruga Bank Ltd.	76,000	1,041,876
THK Co. Ltd.	41,500	1,038,199
TIS, Inc.	13,600	279,148
Tobu Railway Co. Ltd.	292,297	1,506,001
Toda Corp.	56,762	264,941
Toho Co. Ltd.	55,554	1,101,965
Toho Titanium Co. Ltd.	8,800	475,018
Tohoku Electric Power Co., Inc.	155,590	4,127,481
Tokai Rika Co. Ltd.	28,200	687,720
Tokuyama Corp.	88,000	1,518,137
Tokyo Broadcasting System, Inc.	17,300	569,310
Tokyo Electric Power Co.	445,518	15,465,203
Tokyo Electron Ltd.	58,518	4,229,882
Tokyo Gas Co. Ltd.	807,395	4,512,820
Tokyo Seimitsu Co. Ltd. (d)	10,300	385,646
Tokyo Steel Manufacturing Co. Ltd.	27,000	448,112

	Shares	Value
Tokyo Style Co. Ltd.	23,000	$ 256,414
Tokyo Tatemono Co. Ltd.	101,000	1,395,621
Tokyu Corp.	415,954	3,338,789
Tokyu Land Corp.	149,000	1,764,565
TonenGeneral Sekiyu KK (d)	119,856	1,308,035
Toppan Printing Co. Ltd.	211,013	2,122,969
Toray Industries, Inc.	487,883	3,506,082
Toshiba Corp.	1,043,880	6,562,850
Tosoh Corp.	176,816	905,064
Toto Ltd.	101,185	1,064,782
Toyo Seikan Kaisha Ltd.	71,800	1,394,045
Toyo Suisan Kaisha Ltd.	45,000	821,652
Toyobo Co. Ltd.	260,000	828,234
Toyoda Gosei Co. Ltd.	16,900	380,223
Toyota Industries Corp.	75,286	3,716,275
Toyota Motor Corp.	1,042,651	69,596,952
Toyota Tsusho Corp.	69,800	1,930,153
Trend Micro, Inc.	32,500	915,100
Ube Industries Ltd.	274,605	881,682
Uni-Charm Corp.	14,760	874,797
Uniden Corp.	17,000	135,721
UNY Co. Ltd.	71,000	984,060
Ushio, Inc.	44,100	845,943
USS Co. Ltd.	9,940	621,669
Wacoal Holdings Corp.	44,000	579,551
West Japan Railway Co.	608	2,861,751
Yahoo! Japan Corp.	5,405	2,042,047
Yakult Honsha Co. Ltd.	37,366	1,122,990
Yamada Denki Co. Ltd.	30,965	2,747,656
Yamaha Corp.	59,943	1,362,844
Yamaha Motor Co. Ltd.	70,600	2,086,237
Yamato Holdings Co. Ltd.	136,232	2,169,845
Yamazaki Baking Co. Ltd. (d)	29,000	266,581
Yaskawa Electric Corp.	68,000	736,402
Yokogawa Electric Corp.	72,500	1,065,781
Zeon Corp.	43,000	448,339
TOTAL JAPAN		1,102,435,826
Luxembourg - 0.0%
Acergy SA (a)(d)	81,000	1,533,330
Oriflame Cosmetics SA unit	11,217	433,860
Stolt-Nielsen SA	12,300	322,856
TOTAL LUXEMBOURG		2,290,046
Netherlands - 3.9%
ABN-AMRO Holding NV (d)	661,700	23,225,670
Aegon NV	531,189	10,509,087
Akzo Nobel NV	99,925	6,141,391
Arcelor Mittal	253,033	12,828,150
ASML Holding NV (a)	174,609	4,291,889
Buhrmann NV	44,906	613,874
Corio NV	14,660	1,362,872
EADS NV (d)	117,134	4,016,290
Common Stocks - continued
	Shares	Value
Netherlands - continued
Euronext NV (d)	32,456	$ 3,532,691
Fugro NV (Certificaten Van Aandelen) unit	16,210	758,740
Getronics NV (d)	30,202	258,991
Hagemeyer NV (a)	176,607	836,692
Heineken NV (Bearer)	90,993	4,485,481
IHC Caland NV	54,462	1,938,024
ING Groep NV (Certificaten Van Aandelen)	687,228	29,365,252
James Hardie Industries NV unit unit	160,636	1,204,976
Koninklijke Ahold NV (a)	591,344	5,872,046
Koninklijke KPN NV	711,065	10,971,919
Koninklijke Numico NV	66,305	3,418,534
Koninklijke Philips Electronics NV	427,431	15,695,266
Oce NV	19,866	330,724
QIAGEN NV (a)(d)	42,820	698,123
Randstad Holdings NV	15,885	1,113,084
Reed Elsevier NV	263,382	4,656,582
Rodamco Europe NV	19,933	2,747,040
Royal DSM NV	57,040	2,472,097
STMicroelectronics NV	240,059	4,671,548
TNT NV	156,740	6,743,285
Unilever NV (Certificaten Van Aandelen)	621,237	16,105,213
Vedior NV (Certificaten Van Aandelen)	63,393	1,383,365
Wereldhave NV	7,749	1,030,694
Wolters Kluwer NV (Certificaten Van Aandelen)	101,417	3,069,387
TOTAL NETHERLANDS		186,348,977
New Zealand - 0.1%
Auckland International Airport Ltd.	339,479	533,824
Contact Energy Ltd.	130,563	812,065
Fisher & Paykel Appliances Holdings Ltd.	57,025	146,115
Fisher & Paykel Healthcare Corp.	128,247	351,115
Fletcher Building Ltd.	162,389	1,210,649
Kiwi Income Property Trust	299,510	327,999
Sky City Entertainment Group Ltd.	165,999	565,177
Sky Network Television Ltd.	55,207	218,968
Telecom Corp. of New Zealand Ltd.	715,705	2,439,659
The Warehouse Group Ltd.	11,392	55,740
Tower Ltd.	31,933	55,370
Vector Ltd.	26,868	50,926
TOTAL NEW ZEALAND		6,767,607
Norway - 0.8%
Aker Kvaerner ASA	8,940	1,037,755
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(d)	255,600	453,385
DnB Nor ASA	237,859	3,218,660
Marine Harvest ASA (a)(d)	1,006,000	1,230,090
Norsk Hydro ASA	256,980	7,953,531
Norske Skogindustrier ASA (A Shares)	65,500	1,145,292
Ocean RIG ASA (d)	92,700	610,574

	Shares	Value
Orkla ASA (A Shares)	67,169	$ 4,369,374
Petroleum Geo-Services ASA	70,600	1,640,201
ProSafe ASA	81,200	1,151,735
Schibsted ASA (B Shares)	22,050	896,926
Statoil ASA (d)	228,128	5,820,636
Storebrand ASA (A Shares)	66,450	885,104
TANDBERG ASA	42,350	757,767
TANDBERG Television ASA (a)	30,400	542,707
Telenor ASA	278,708	5,157,304
TGS Nopec Geophysical Co. ASA (a)	34,800	720,544
Tomra Systems AS (d)	44,700	343,975
Yara International ASA	81,617	2,258,749
TOTAL NORWAY		40,194,309
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	783,673	2,862,323
Banco Espirito Santo SA (BES) (Reg.)	66,587	1,233,651
BPI-SGPS SA	124,283	1,055,897
Brisa Auto-Estradas de Portugal SA	98,490	1,278,603
Cimpor-Cimentos de Portugal SGPS SA (d)	90,960	741,491
Energias de Portugal SA	715,296	3,918,870
Jeronimo Martins SGPS SA	9,993	242,268
Portugal Telecom SGPS SA (Reg.) (d)	292,173	3,893,537
PT Multimedia SGPS SA	20,280	290,114
Sonae Industria SGPS SA (a)	12,264	143,956
Sonae SGPS SA	351,130	757,409
TOTAL PORTUGAL		16,418,119
Singapore - 1.0%
Allgreen Properties Ltd.	393,000	406,095
Ascendas Real Estate Investment Trust (A-REIT)	218,100	343,757
CapitaCommercial Trust (REIT)	429,000	777,169
CapitaLand Ltd.	500,000	2,305,353
CapitaMall Trust	302,000	683,379
Chartered Semiconductor Manufacturing Ltd. (a)	428,800	415,045
City Developments Ltd.	158,000	1,384,651
ComfortDelgro Corp. Ltd.	660,784	790,841
Cosco Corp. Singapore Ltd.	300,000	529,741
Creative Technology Ltd. (Singapore)	23,650	153,125
DBS Group Holdings Ltd.	399,361	5,615,422
Fraser & Neave Ltd.	338,150	1,088,060
Haw Par Corp. Ltd.	7,000	33,877
Jardine Cycle & Carriage Ltd.	55,390	460,059
Keppel Corp. Ltd.	196,000	2,320,133
Keppel Land Ltd.	99,000	540,630
Neptune Orient Lines Ltd.	110,000	211,504
Olam International Ltd.	218,000	350,728
Oversea-Chinese Banking Corp. Ltd.	912,968	5,075,196
Parkway Holdings Ltd.	298,200	585,069
SembCorp Industries Ltd.	345,130	997,662
SembCorp Marine Ltd.	153,000	344,214
Singapore Airlines Ltd.	198,170	2,047,733
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	280,000	$ 1,245,218
Singapore Land Ltd.	38,000	236,094
Singapore Petroleum Co. Ltd.	25,000	73,248
Singapore Post Ltd.	284,000	213,597
Singapore Press Holdings Ltd.	623,021	1,792,808
Singapore Technologies Engineering Ltd.	471,161	1,010,698
Singapore Telecommunications Ltd.	2,606,827	5,421,477
SMRT Corp. Ltd.	119,000	112,070
STATS ChipPAC Ltd. (a)	599,000	583,702
Suntec (REIT)	311,000	376,279
United Overseas Bank Ltd.	421,846	5,683,285
Uol Group Ltd.	201,984	667,093
Venture Corp. Ltd.	107,808	972,990
Want Want Holdings Ltd.	132,000	203,280
Wing Tai Holdings Ltd.	145,000	257,938
TOTAL SINGAPORE		46,309,220
Spain - 4.0%
Abertis Infraestructuras SA (d)	85,575	2,441,577
Acerinox SA (Reg.) (d)	62,664	1,669,309
Actividades de Construccion y Servicios SA (ACS)	90,867	5,145,448
Altadis SA (Spain)	91,361	4,635,405
Antena 3 Television SA (d)	21,140	473,627
Azucarera Ebro Agricolas SA	34,604	805,960
Banco Bilbao Vizcaya Argentaria SA	1,300,750	31,686,270
Banco Popular Espanol SA (Reg.)	290,899	5,724,373
Banco Santander Central Hispano SA	2,176,535	40,374,724
Cintra Concesiones de Infrastructuras de Transporte SA	85,529	1,505,358
Corporacion Mapfre SA (Reg.)	223,742	1,110,334
Endesa SA	267,281	13,572,529
Fadesa Inmobiliaria SA	16,088	770,061
Fomento Construcciones y Contratas SA (FOCSA)	16,720	1,739,136
Gas Natural SDG SA Series E	66,451	2,845,671
Grupo Acciona SA	10,612	2,122,658
Grupo Auxiliar Metalurgico SA (Gamesa)	54,573	1,567,878
Grupo Ferrovial SA	22,706	2,250,594
Iberdrola SA (d)	273,494	12,005,161
Iberia Lineas Aereas de Espana SA	124,208	524,342
Inditex SA	81,199	4,726,932
Indra Sistemas SA	37,989	874,746
NH Hoteles SA (d)	28,411	642,169
NH Hoteles SA rights 3/14/07 (a)	28,411	9,775
Promotora de Informaciones SA (PRISA)	24,613	488,574
Repsol YPF SA	292,475	9,253,909
Sociedad General de Aguas de Barcelona SA	19,298	649,432
Sociedad General de Aguas de Barcelona SA (New)	186	6,114
Sogecable SA (a)(d)	16,433	617,604

	Shares	Value
Telefonica SA	1,639,655	$ 35,186,996
Union Fenosa SA	40,224	2,017,433
Vallehermoso SA	37,575	2,043,692
Zeltia SA (d)	76,948	697,530
TOTAL SPAIN		190,185,321
Sweden - 2.5%
Alfa Laval AB	37,400	1,871,738
Assa Abloy AB (B Shares)	107,043	2,318,870
Atlas Copco AB:
(A Shares)	123,580	3,896,388
(B Shares)	78,155	2,335,654
Axfood AB	10,950	430,578
Billerud AB	11,700	172,317
Boliden AB	107,700	2,279,202
Castellum AB	46,600	633,016
D. Carnegie & Co. AB	16,490	347,201
Electrolux AB (B Shares)	102,269	2,295,879
Elekta AB (B Shares)	22,794	488,897
Eniro AB	63,515	749,265
Fabege AB	32,665	880,439
Getinge AB (B Shares)	64,000	1,326,946
Hennes & Mauritz AB (H&M) (B Shares)	172,371	9,008,594
Hoganas AB (A Shares)	5,600	139,329
Holmen AB (B Shares)	17,200	703,396
Husqvarna AB (B Shares) (a)(d)	97,269	1,509,071
Kungsleden AB	39,810	671,707
Lundin Petroleum AB (a)(d)	85,200	877,157
Modern Times Group AB (MTG) (B Shares)	19,775	1,095,705
Nobia AB	17,650	710,442
Nordea Bank AB	754,473	11,478,648
OMX AB	40,400	768,313
Sandvik AB	366,830	5,769,829
SAS AB (a)	20,400	363,895
Scania AB (B Shares)	37,504	2,772,513
Securitas AB (B Shares)	122,808	1,839,442
Securitas Direct AB (a)(d)	176,508	512,349
Securitas Systems AB	73,508	243,853
Skandinaviska Enskilda Banken AB (A Shares)	168,875	5,179,622
Skanska AB (B Shares)	142,469	2,938,608
SKF AB (B Shares)	142,000	2,649,746
SSAB Swedish Steel AB:
(A Shares)	62,757	1,691,527
(B Shares)	20,807	534,047
Svenska Cellulosa AB (SCA) (B Shares)	65,504	3,400,007
Svenska Handelsbanken AB (A Shares)	182,664	5,263,001
Swedish Match Co.	108,350	1,874,648
TELE2 AB (B Shares)	132,259	1,995,185
Telefonaktiebolaget LM Ericsson (B Shares)	5,451,573	19,494,825
Telelogic AB (a)	52,000	100,379
TeliaSonera AB	717,635	6,054,260
Common Stocks - continued
	Shares	Value
Sweden - continued
Trelleborg AB (B Shares)	31,000	$ 784,586
Volvo AB:
(A Shares)	33,440	2,653,778
(B Shares)	79,822	6,152,007
Wihlborgs Fastigheter AB	15,506	305,420
TOTAL SWEDEN		119,562,279
Switzerland - 6.8%
ABB Ltd. (Reg.)	745,829	12,514,628
Adecco SA (Reg.)	50,805	3,389,084
Ciba Specialty Chemicals, Inc.	27,946	1,778,225
Clariant AG (Reg.)	92,899	1,455,894
Compagnie Financiere Richemont unit	190,611	10,525,637
Credit Suisse Group (Reg.)	419,245	29,032,716
Geberit AG (Reg.)	1,572	2,597,750
Givaudan AG	2,245	1,996,784
Holcim Ltd. (Reg.)	75,683	7,520,173
Kudelski SA (Bearer) (d)	17,490	649,372
Kuehne & Nagel International AG	21,731	1,658,242
Kuoni Reisen Holding AG Class B (Reg.)	1,306	750,113
Logitech International SA (Reg.)	69,816	1,825,688
Lonza Group AG	16,123	1,435,360
Micronas Semiconductor Holding AG (d)	21,936	449,969
Nestle SA (Reg.)	146,567	54,598,087
Nobel Biocare Holding AG (Switzerland)	8,352	2,772,007
Novartis AG (Reg.)	854,465	47,362,995
Oc Oerlikon Corp. AG (Reg.) (a)	2,670	1,334,178
Phonak Holding AG	19,458	1,472,023
PSP Swiss Property AG	17,352	987,373
Rieter Holding AG (Reg.)	1,918	970,213
Roche Holding AG (participation certificate)	257,926	46,008,708
Schindler Holding AG (participation certificate)	21,795	1,376,997
SIG Holding AG	2,302	774,416
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,708	1,931,179
Straumann Holding AG	2,630	692,162
Sulzer AG (Reg.)	1,376	1,676,603
Swiss Reinsurance Co. (Reg.)	124,429	10,617,941
Swisscom AG (Reg.)	7,895	2,966,901
Syngenta AG (Switzerland)	39,313	6,919,088
The Swatch Group AG:
(Bearer)	12,223	2,986,173
(Reg.)	24,043	1,184,642
UBS AG (Reg.)	734,300	43,353,072
Zurich Financial Services AG (Reg.)	52,128	14,927,321
TOTAL SWITZERLAND		322,491,714
United Kingdom - 23.1%
3i Group PLC	172,215	3,778,801
Aegis Group PLC	395,776	1,109,828
Aggreko PLC	103,051	880,079

	Shares	Value
Alliance Boots PLC	315,956	$ 4,900,142
AMEC PLC	121,662	1,103,549
Amvescap PLC	257,781	3,043,374
Anglo American PLC (United Kingdom)	525,026	24,917,684
ARM Holdings PLC	414,375	1,043,953
Arriva PLC	55,771	786,616
AstraZeneca PLC (United Kingdom)	566,670	31,807,187
Aviva PLC	932,437	14,983,136
BAE Systems PLC	1,159,328	9,923,700
Balfour Beatty PLC	140,781	1,254,155
Barclays PLC	2,371,229	34,697,008
Barratt Developments PLC	89,002	2,059,563
BBA Aviation plc	149,376	802,543
Bellway PLC	34,684	1,007,691
Berkeley Group Holdings PLC unit	28,979	866,988
BG Group PLC	1,238,223	16,831,968
BHP Billiton PLC	877,714	17,612,513
Biffa PLC	141,286	901,318
Bovis Homes Group PLC	35,030	716,343
BP PLC	7,149,634	73,450,573
British Airways PLC (a)	202,685	2,144,407
British American Tobacco PLC	567,075	17,298,623
British Land Co. PLC	182,607	5,377,111
British Sky Broadcasting Group PLC (BSkyB)	411,751	4,505,259
Brixton PLC	104,690	1,004,615
BT Group PLC	3,029,944	17,597,915
Bunzl PLC	138,664	1,795,060
Burberry Group PLC	170,861	2,119,563
Cable & Wireless PLC	921,786	2,983,221
Cadbury Schweppes PLC	769,211	8,235,158
Capita Group PLC	231,578	2,943,279
Carnival PLC	61,152	2,924,289
Carphone Warehouse Group PLC (d)	161,800	944,779
Cattles PLC	106,700	909,670
Centrica PLC	1,337,923	9,836,098
Charter PLC (a)	52,227	881,802
Close Brothers Group PLC	44,941	913,720
Cobham PLC	377,744	1,472,950
Collins Stewart PLC (a)	120,971	541,809
Compass Group PLC	788,489	4,693,191
Cookson Group PLC	68,671	790,498
Corus Group PLC	340,761	4,033,080
CSR PLC (a)	51,632	731,281
Daily Mail & General Trust PLC Class A	119,385	1,815,184
Davis Service Group PLC	72,669	738,023
De La Rue PLC	67,960	906,469
Diageo PLC	1,005,472	19,956,106
DSG International PLC	643,476	2,161,516
Electrocomponents PLC	156,889	816,711
EMAP PLC	89,658	1,272,497
EMI Group PLC	304,122	1,438,282
Enterprise Inns PLC	229,373	2,836,403
Experian Group Ltd.	391,853	4,583,897
Common Stocks - continued
	Shares	Value
United Kingdom - continued
First Choice Holidays PLC	202,863	$ 1,007,219
FirstGroup PLC	150,246	1,794,471
FKI PLC	143,772	310,668
Friends Provident PLC	641,381	2,595,453
Galiform PLC (a)	237,595	593,916
Gallaher Group PLC	240,176	5,320,499
George Wimpey PLC	132,599	1,482,117
GKN PLC	226,227	1,528,737
GlaxoSmithKline PLC	2,090,805	58,720,258
Great Portland Estates PLC	70,470	1,039,619
Group 4 Securicor PLC (United Kingdom)	372,081	1,350,367
Hammerson PLC	106,393	3,212,306
Hanson PLC	252,143	4,029,345
Hays PLC	523,079	1,520,754
HBOS plc	1,381,406	29,334,383
HMV Group PLC	80,760	220,516
Home Retail Group	340,017	2,825,341
HSBC Holdings PLC (United Kingdom) (Reg.)	4,239,259	74,271,825
Icap PLC	183,391	1,696,793
IMI PLC	115,581	1,159,077
Imperial Chemical Industries PLC	422,456	3,819,002
Imperial Tobacco Group PLC	247,912	10,324,365
Inchcape PLC	187,424	1,927,400
InterContinental Hotel Group PLC	135,908	3,203,732
International Power PLC	537,174	3,851,570
Intertek Group PLC	54,496	923,323
Invensys PLC (a)	317,249	1,765,225
Investec PLC	124,144	1,502,230
ITV PLC	1,543,732	3,328,177
J Sainsbury PLC	521,238	5,234,791
Johnson Matthey PLC	82,139	2,488,076
Kelda Group PLC	139,336	2,441,508
Kesa Electricals PLC	215,586	1,430,362
Kingfisher PLC	820,684	4,054,561
Land Securities Group PLC	171,068	6,915,826
Legal & General Group PLC	2,341,491	7,198,413
Liberty International PLC	103,228	2,457,707
Lloyds TSB Group PLC	2,078,199	23,433,057
LogicaCMG PLC	575,570	1,916,451
London Stock Exchange Group PLC	56,745	1,406,750
Man Group plc	639,677	6,898,632
Marks & Spencer Group PLC	606,327	8,039,714
Meggitt PLC	159,802	1,054,755
Meinl European Land Ltd. (a)	98,845	2,674,994
Michael Page International PLC	120,892	1,141,093
Misys PLC	171,736	787,731
Mitchells & Butlers PLC	150,387	2,096,006
National Express Group PLC Class L	60,703	1,310,502
National Grid PLC	978,656	14,668,460

	Shares	Value
Next PLC	83,244	$ 3,339,171
Old Mutual plc	1,910,768	6,615,566
Pearson PLC	287,682	4,464,468
Persimmon PLC	107,439	2,946,302
Premier Farnell PLC	123,229	436,938
Provident Financial PLC	80,053	1,153,474
Prudential PLC	894,042	11,828,385
Punch Taverns Ltd.	101,401	2,302,661
Rank Group PLC	220,688	970,000
Reckitt Benckiser PLC	223,085	11,236,170
Reed Elsevier PLC	463,822	5,407,568
Rentokil Initial PLC	722,064	2,102,811
Resolution PLC	236,599	2,918,787
Reuters Group PLC	479,814	4,107,147
Rexam PLC	198,636	1,966,611
Rio Tinto PLC (Reg.)	380,143	20,590,446
Rolls-Royce Group PLC	663,718	6,404,955
Royal & Sun Alliance Insurance Group PLC	1,089,774	3,286,054
Royal Bank of Scotland Group PLC	1,159,051	45,741,711
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,363,336	44,242,827
Class B	1,015,050	33,014,501
SABMiller PLC	322,373	7,143,280
Sage Group PLC	454,221	2,293,138
Schroders PLC	39,880	860,960
Scottish & Newcastle PLC	287,251	2,970,912
Scottish & Southern Energy PLC	312,656	8,825,787
Scottish Power PLC	541,270	8,134,022
Serco Group PLC	166,442	1,395,296
Severn Trent PLC	88,804	2,409,107
Signet Group PLC	617,750	1,422,838
Slough Estates PLC	157,933	2,306,661
Smith & Nephew PLC	334,024	3,877,351
Smiths Group PLC	219,821	4,447,709
SSL International PLC	54,371	393,849
Stagecoach Group PLC	299,156	916,753
Standard Life PLC	752,374	4,456,060
Tate & Lyle PLC	181,784	2,005,097
Taylor Woodrow PLC	224,020	1,789,964
Tesco PLC	2,846,896	24,159,352
Tomkins PLC	328,665	1,657,654
Travis Perkins PLC	38,279	1,471,571
Trinity Mirror PLC	89,234	859,804
Tullett Prebon PLC	85,395	1,040,050
Unilever PLC	445,072	11,967,986
United Business Media PLC	87,153	1,213,832
United Utilities PLC	326,206	4,661,813
Vodafone Group PLC	19,167,686	53,477,844
Whitbread PLC	77,864	2,520,716
William Hill PLC	134,830	1,677,888
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Wolseley PLC	232,276	$ 5,835,859
WPP Group plc	433,869	6,293,704
Xstrata PLC	221,580	10,424,758
Yell Group PLC	276,249	3,250,555
TOTAL UNITED KINGDOM		1,103,227,978
United States of America - 0.1%
Synthes, Inc.	19,338	2,421,316
TOTAL COMMON STOCKS (Cost $3,892,711,998)		4,720,228,375
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Henkel KGaA	22,732	3,212,198
Porsche AG (non-vtg.)	2,796	3,668,155
ProSiebenSat.1 Media AG	29,881	1,013,488
RWE AG (non-vtg.)	13,757	1,260,537
Volkswagen AG	38,200	3,369,289
TOTAL GERMANY		12,523,667
Italy - 0.2%
Intesa Sanpaolo Spa	347,362	2,473,086
Telecom Italia Spa (Risp)	2,295,928	5,836,606
UNIPOL Assicurazioni Spa	307,293	1,046,733
TOTAL ITALY		9,356,425
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,640,514)		21,880,092
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.86% 3/22/07 (e) (Cost $7,478,000)	$ 7,500,000	7,477,665
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	55,751,465	$ 55,751,465
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	108,007,320	108,007,320
TOTAL MONEY MARKET FUNDS (Cost $163,758,785)		163,758,785
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $4,080,589,297)	4,913,344,917
NET OTHER ASSETS - (2.9)%	(140,512,119)
NET ASSETS - 100%	$ 4,772,832,798
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 CAC 40 Index Contracts (France)	March 2007	$ 1,022,963	$ (26,971)
4 DAX 100 Index Contracts (Germany)	March 2007	892,997	(24,956)
68 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2007	3,684,101	(18,893)
36 FTSE 100 Index Contracts (United Kingdom)	March 2007	4,354,839	(152)
1 IBEX 35 Index Contracts (Spain)	March 2007	188,597	(239)
2 MIB 30 Index Contracts (Italy)	March 2007	546,676	(15,593)
3 MSCI Index Contracts (Singapore)	March 2007	148,798	(9,716)
52 Nikkei 225 Index Contracts (Japan)	March 2007	4,548,700	277,290
39 OMX Index Contracts (Sweden)	March 2007	646,050	(27,065)
11 Share Price Index 200 Contracts (Australia)	March 2007	1,257,214	54,334
TOTAL EQUITY INDEX CONTRACTS		$ 17,290,935	$ 208,039

The face value of futures purchased as a percentage of net assets - 0.3%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
1,603,000 AUD	April 2007	$ 1,261,423	$ 24,093
4,388,000 EUR	April 2007	5,818,979	131,636
2,073,000 GBP	April 2007	4,071,899	36,601
504,545,000 JPY	April 2007	4,288,456	109,434
4,626,000 SEK	April 2007	663,305	8,578
		$ 16,104,062	$ 310,342

(Payable Amount $15,793,720)

The value of contracts to buy as a percentage of net assets - 0.3%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,483,621.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,242,739
Fidelity Securities Lending Cash Central Fund	760,403
Total	$ 4,003,142
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $8,465,526 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in securities, at value (including securities loaned of $102,466,313) - See accompanying schedule: Unaffiliated issuers (cost $3,916,830,512)	$ 4,749,586,132
Fidelity Central Funds (cost $163,758,785)	163,758,785
Total Investments (cost $4,080,589,297)		$ 4,913,344,917
Foreign currency held at value (cost $3,488,994)		3,505,599
Unrealized appreciation on foreign currency contracts		310,342
Receivable for closed foreign currency contracts		539,505
Receivable for fund shares sold		27,721,057
Dividends receivable		5,784,805
Distributions receivable from Fidelity Central Funds		248,885
Receivable from investment adviser for expense reductions		409,291
Other receivables		161,915
Total assets		4,952,026,316

Liabilities
Payable for investments purchased	$ 59,273,128
Payable for fund shares redeemed	9,769,046
Accrued management fee	666,324
Payable for daily variation on futures contracts	1,393,919
Other affiliated payables	83,781
Collateral on securities loaned, at value	108,007,320
Total liabilities		179,193,518

Net Assets		$ 4,772,832,798
Net Assets consist of:
Paid in capital		$ 3,967,689,373
Undistributed net investment income		10,992,689
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,192,884)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		833,343,620
Net Assets		$ 4,772,832,798
Investor Class: Net Asset Value, offering price and redemption price per share ($3,398,351,702 ÷ 75,977,425 shares)		$ 44.73
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,374,481,096 ÷ 30,727,819 shares)		$ 44.73

Statement of Operations

	Year ended February 28, 2007

Investment Income
Dividends		$ 78,203,670
Interest		503,383
Income from Fidelity Central Funds (including $760,403 from security lending)		4,003,142
		82,710,195
Less foreign taxes withheld		(5,608,454)
Total income		77,101,741

Expenses
Management fee	$ 5,127,010
Transfer agent fees	640,162
Independent trustees' compensation	10,299
Miscellaneous	6,751
Total expenses before reductions	5,784,222
Expense reductions	(3,151,076)	2,633,146
Net investment income (loss)		74,468,595
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,087,906
Foreign currency transactions	1,554,195
Futures contracts	(229,211)
Total net realized gain (loss)		19,412,890
Change in net unrealized appreciation (depreciation) on: Investment securities	485,539,081
Assets and liabilities in foreign currencies	1,019,074
Futures contracts	689,805
Total change in net unrealized appreciation (depreciation)		487,247,960
Net gain (loss)		506,660,850
Net increase (decrease) in net assets resulting from operations		$ 581,129,445

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2007	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,468,595	$ 34,774,634
Net realized gain (loss)	19,412,890	12,073,637
Change in net unrealized appreciation (depreciation)	487,247,960	215,132,978
Net increase (decrease) in net assets resulting from operations	581,129,445	261,981,249
Distributions to shareholders from net investment income	(69,190,968)	(28,024,338)
Distributions to shareholders from net realized gain	(6,955,306)	(2,603,383)
Total distributions	(76,146,274)	(30,627,721)
Share transactions - net increase (decrease)	2,231,762,509	623,019,068
Redemption fees	508,726	224,559
Total increase (decrease) in net assets	2,737,254,406	854,597,155

Net Assets
Beginning of period	2,035,578,392	1,180,981,237
End of period (including undistributed net investment income of $10,992,689 and undistributed net investment income of $10,008,763, respectively)	$ 4,772,832,798	$ 2,035,578,392

Financial Highlights - Investor Class

Years ended February 28,	2007	2006	2005	2004 F	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 37.60	$ 32.69	$ 28.41	$ 18.91	$ 23.41
Income from Investment Operations
Net investment income (loss) B	1.03	.85	.64	.47	.41
Net realized and unrealized gain (loss)	7.00	4.72	4.25	9.57	(4.52)
Total from investment operations	8.03	5.57	4.89	10.04	(4.11)
Distributions from net investment income	(.83)	(.60)	(.55)	(.55)	(.39)
Distributions from net realized gain	(.08)	(.07)	(.07)	-	-
Total distributions	(.91)	(.67)	(.62)	(.55)	(.39)
Redemption fees added to paid in capital B	.01	.01	.01	.01	- G
Net asset value, end of period	$ 44.73	$ 37.60	$ 32.69	$ 28.41	$ 18.91
Total Return A	21.48%	17.23%	17.41%	53.55%	(17.65)%
Ratios to Average Net Assets C, E
Expenses before reductions	.20%	.20%	.58%	.60%	.58%
Expenses net of fee waivers, if any	.10%	.10%	.25%	.47%	.40%
Expenses net of all reductions	.10%	.10%	.25%	.47%	.39%
Net investment income (loss)	2.48%	2.54%	2.19%	1.99%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,398,352	$ 1,440,236	$ 1,180,981	$ 556,578	$ 327,245
Portfolio turnover rate D	2%	2%	6%	31%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.61	$ 33.92
Income from Investment Operations
Net investment income (loss) D	1.04	.18
Net realized and unrealized gain (loss)	6.99	4.03
Total from investment operations	8.03	4.21
Distributions from net investment income	(.84)	(.52)
Distributions from net realized gain	(.08)	-
Total distributions	(.92)	(.52)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 44.73	$ 37.61
Total Return B,C	21.49%	12.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17% A
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.07%	.07% A
Net investment income (loss)	2.51%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,374,481	$ 595,342
Portfolio turnover rate F	2%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, each Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 5,850,686,629	$ 1,312,116,204	$ (369,715,523)	$ 942,400,681
Spartan Extended Market Index	2,793,299,427	749,324,063	(243,394,893)	505,929,170
Spartan International Index	4,118,123,143	909,631,036	(114,409,262)	795,221,774
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Spartan Total Market Index	$ 18,919,991	$ -	$ (11,563,826)
Spartan Extended Market Index	10,185,166	51,738,606	-
Spartan International Index	12,236,889	-	(8,465,526)

The tax character of distributions paid was as follows:

February 28, 2007	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Spartan Total Market Index	$ 74,441,874	$ -	$ -	$ 74,441,874
Spartan Extended Market Index	36,794,966	63,459,918	-	100,254,884
Spartan International Index	76,146,274	-	-	76,146,274
February 28, 2006	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Spartan Total Market Index	$ 50,233,105	$ -	$ -	$ 50,233,105
Spartan Extended Market Index	18,167,972	5,453,013	-	23,620,985
Spartan International Index	30,627,721	-	-	30,627,721

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Funds less than 90 days are subject to a redemption fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of redemption fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees totaled $4,098 and $5,464, respectively.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain Funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. A fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Periodic payments received or made by each applicable Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on each applicable Funds Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	1,635,941,897	179,736,662
Spartan Extended Market Index	1,007,435,139	388,150,566
Spartan International Index	2,187,141,665	66,087,841

Securities received through in-kind subscriptions are noted in the table below.

Value of securities
	Received	Delivered	Realized gain (loss)
Spartan Total Market Index	$ 955,653,054	$ -	$ -
Spartan International Index	$ 139,600,069	$ -	$ -

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .07%, .07% and .17% of average net assets for Spartan Total Market Index, Spartan Extended Index and Spartan International Index funds, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses so that the total expenses do not exceed certain amounts of each class' average net assets with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class
Spartan Total Market Index	.10%	.07%
Spartan Extended Market Index	.10%	.07%
Spartan International Market Index	.20%	.17%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives asset-based fees of .06% and .03% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03%, and each Fidelity Advantage Class pays no transfer agent fees. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Total Market Index	$ 11,203
Spartan Extended Market Index	6,064
Spartan International Index	6,751

During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Spartan International Index	Expense Limitations	Reimbursement from adviser
Investor Class	.10%	$ 2,163,626
Fidelity Advantage Class	.07%	890,681

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer Agent expense reduction	Management fee reduction
Spartan Total Market Index	$ 80,190	$ 23,803
Spartan Extended Market Index	98,910	37,392
Spartan International Index	96,708	61

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,
	2007	2006 A
Spartan Total Market Index
From net investment income
Investor Class	$ 43,648,865	$ 31,243,077
Fidelity Advantage Class	30,793,009	18,990,028
Total	$ 74,441,874	$ 50,233,105
Spartan Extended Market Index
From net investment income
Investor Class	$ 20,181,573	$ 13,602,704
Fidelity Advantage Class	9,493,047	4,565,268
Total	$ 29,674,620	$ 18,167,972
From net realized gain
Investor Class	$ 48,524,471	$ 3,889,725
Fidelity Advantage Class	22,055,793	1,563,288
Total	$ 70,580,264	$ 5,453,013

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders - continued

Years ended February 28,
	2007	2006A
Spartan International Index
From net investment income
Investor Class	$ 49,155,215	$ 20,816,606
Fidelity Advantage Class	20,035,753	7,207,732
Total	$ 69,190,968	$ 28,024,338
From net realized gain
Investor Class	$ 4,966,961	$ 2,603,383
Fidelity Advantage Class	1,988,345	-
Total	$ 6,955,306	$ 2,603,383

A Distributions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2007	2006A	2007	2006A
Spartan Total Market Index
Investor Class
Shares sold	61,659,939	27,503,962	$ 2,385,031,078	$ 929,047,540
Initial Conversions to Advantage Class	-	(39,428,740)	-	(1,303,157,204)
Reinvestment of distributions	1,085,592	859,861	42,218,085	29,592,057
Shares redeemed	(18,335,114)	(20,608,817)	(695,873,695)	(709,055,002)
Net increase (decrease)	44,410,417	(31,673,734)	$ 1,731,375,468	$ (1,053,572,609)
Fidelity Advantage Class
Shares sold	27,013,377	11,299,949	$ 1,028,002,320	$ 395,534,563
Initial Conversions to Advantage Class	-	39,428,740	-	1,303,157,204
Reinvestment of distributions	709,350	482,273	27,494,213	16,976,010
Shares redeemed	(8,576,937)	(2,614,502)	(321,568,759)	(92,318,292)
Net increase (decrease)	19,145,790	48,596,460	$ 733,927,774	$ 1,623,349,485
Spartan Extended Market Index
Investor Class
Shares sold	21,662,729	19,799,986	$ 822,154,397	$ 666,017,298
Initial Conversions to Advantage Class	-	(14,548,461)	-	(474,291,836)
Reinvestment of distributions	1,758,028	491,415	66,893,025	16,969,419
Shares redeemed	(11,799,411)	(11,262,719)	(439,720,539)	(377,629,738)
Net increase (decrease)	11,621,346	(5,519,779)	$ 449,326,883	$ (168,934,857)
Fidelity Advantage Class
Shares sold	9,862,555	3,542,936	$ 372,527,489	$ 125,830,995
Initial Conversions to Advantage Class	-	14,548,461	-	474,291,836
Reinvestment of distributions	750,569	160,809	28,567,756	5,658,853
Shares redeemed	(3,835,191)	(1,024,689)	(142,627,009)	(36,199,962)
Net increase (decrease)	6,777,933	17,227,517	$ 258,468,236	$ 569,581,722
Spartan International Index
Investor Class
Shares sold	50,335,556	24,024,661	$ 2,126,472,096	$ 818,982,803
Initial Conversions to Advantage Class	-	(11,894,813)	-	(403,343,187)
Reinvestment of distributions	1,200,505	636,980	51,946,571	22,219,480
Shares redeemed	(13,858,952)	(10,588,847)	(578,762,039)	(359,116,578)
Net increase (decrease)	37,677,109	2,177,981	$ 1,599,656,628	$ 78,742,518
Fidelity Advantage Class
Shares sold	17,807,784	5,248,631	$ 752,516,500	$ 189,741,573
Initial Conversions to Advantage Class	-	11,894,813	-	403,343,187
Reinvestment of distributions	441,375	174,574	19,084,741	6,256,729
Shares redeemed	(3,352,494)	(1,486,864)	(139,495,360)	(55,064,939)
Net increase (decrease)	14,896,665	15,831,154	$ 632,105,881	$ 544,276,550

A Share transactions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 23, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-
1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-
present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-
present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-
2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Spartan Extended Market Index voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Extended Market Index
Investor Class	04/16/07	04/13/07	$0.07	$0.72
Fidelity Advantage Class	04/16/07	04/13/07	$0.0736	$0.72

The funds hereby designates as capital gain dividend the amounts noted below for the taxable year ended February 28, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Spartan Extended Market Index	$99,302,353

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Total Market Index
Investor Class	.52%
Fidelity Advantage Class	.52%
Spartan Extended Market Index
Investor Class	.57%
Fidelity Advantage Class	.57%
Spartan International Index
Investor Class	.49%
Fidelity Advantage Class	.49%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	April, 2006	December, 2006
Spartan Total Market Index
Investor Class	88%	94%
Fidelity Advantage Class	86%	92%
Spartan Extended Market Index
Investor Class	43%	58%
Fidelity Advantage Class	42%	57%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fund	April, 2006	December, 2006
Spartan Total Market Index
Investor Class	93%	95%
Fidelity Advantage Class	90%	93%
Spartan Extended Market Index
Investor Class	46%	62%
Fidelity Advantage Class	45%	61%
Spartan International Index
Investor Class	100%	84%
Fidelity Advantage Class	97%	83%

Annual Report

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Spartan International Index
Investor Class	04/10/06	$0.055	$0.0036
Investor Class	12/26/06	$0.356	$0.0538
Fidelity Advantage Class	04/10/06	$0.038	$0.0036
Fidelity Advantage Class	12/26/06	$0.414	$0.0538

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SIF-UANNPRO-0407
1.790918.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Equity Index

Fund -

Investor Class

Fidelity Advantage Class

Annual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Past 5 years	Past 10 years
Investor Class	11.90%	6.71%	7.48%
Fidelity Advantage Class A	11.93%	6.71%	7.48%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$100,000 Over 10 Years

Let's say hypothetically that $100,000 was invested in Spartan® US Equity Index Fund - Investor Class on February 28, 1997. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® U.S. Equity Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

A rosy year for stocks wilted just prior to the end of the 12-month period ending February 28, 2007. On the day prior to the period's close, the Dow Jones Industrial AverageSM plunged 416 points and the Standard & Poor's 500SM Index lost roughly 3.5% of its value, plummeting nearly 50 points and marking the benchmark's worst single-day performance since the day the market reopened after the 9/11 terrorist attacks. Though investors were obviously rattled by the development, it was only the 22nd-biggest decline for the S&P 500® in 20 years, and it could not overshadow how well stocks performed for the 12 months overall. For much of the past year, investors grew confident that the economy would not fall into a recession, and they bid up most broad-based stock indexes for six consecutive months from August through January. Overall for the year ending February 28, 2007, the S&P 500 was up 11.97%, the Dow advanced 14.24%, the small-cap Russell 2000® Index gained 9.87% and the NASDAQ Composite® Index rose 6.66%.

For the 12 months ending February 28, 2007, the fund's Investor Class and Fidelity Advantage Class shares gained 11.90% and 11.93%, respectively. This performance was in line with that of the Standard & Poor's 500 Index. The S&P 500's best performing sector was telecommunication services, followed by materials and utilities. No sector turned in negative results during the past year, although information technology gained only modestly, hurt by poor results from semiconductor-related companies. Energy giant Exxon Mobil continued to appreciate, as oil prices remained well above historical averages. Shares of communications equipment maker Cisco Systems rose on robust sales and profits. Telecommunications rivals AT&T and BellSouth both gained ground as well. The two companies, whose merger closed late in the period, turned in better-than-expected earnings. In financials, Bank of America was helped by favorable business trends and strong earnings growth. In contrast, computer and consumer electronics retailer Dell continued to struggle in the face of strong competition. The company responded by cutting prices, which in turn led to missed sales targets. In health care, biotechnology stock Amgen saw its shares slide late in the period after a study revealed problems with the company's top-selling product, anemia drug Aranesp. Another laggard was semiconductor maker Advanced Micro Devices, which found itself in an unprofitable pricing war with its chief rival, Intel.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Investor Class
Actual	$ 1,000.00	$ 1,088.80	$ .52
Hypothetical A	$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,088.90	$ .36
Hypothetical A	$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Investor Class	.10%
Fidelity Advantage Class	.07%

Annual Report

Investment Changes

Top Ten Stocks as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.2	3.4
General Electric Co.	2.8	3.0
Citigroup, Inc.	1.9	2.1
Microsoft Corp.	1.9	1.9
AT&T, Inc.	1.8	1.6
Bank of America Corp.	1.8	2.0
Procter & Gamble Co.	1.5	1.7
Johnson & Johnson	1.4	1.6
Pfizer, Inc.	1.4	1.7
Altria Group, Inc.	1.3	1.4
	19.0
Market Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	21.5
Information Technology	14.6	14.9
Health Care	12.0	12.8
Industrials	10.6	10.6
Consumer Discretionary	10.5	9.7
Energy	9.5	9.8
Consumer Staples	9.1	9.8
Telecommunication Services	3.5	3.4
Utilities	3.5	3.5
Materials	3.1	2.9

Annual Report

Investments February 28, 2007

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Johnson Controls, Inc.	413,587	$ 38,794
The Goodyear Tire & Rubber Co. (a)(d)	374,909	9,230
		48,024
Automobiles - 0.4%
Ford Motor Co. (d)	3,990,162	31,602
General Motors Corp.	1,194,816	38,139
Harley-Davidson, Inc.	547,403	36,074
		105,815
Distributors - 0.1%
Genuine Parts Co.	359,966	17,530
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	295,625	13,980
H&R Block, Inc.	680,846	14,829
		28,809
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit (d)	940,007	43,635
Darden Restaurants, Inc.	310,160	12,704
Harrah's Entertainment, Inc.	392,955	33,201
Hilton Hotels Corp.	816,693	28,829
International Game Technology	716,977	29,575
Marriott International, Inc. Class A	709,952	34,014
McDonald's Corp.	2,612,550	114,221
Starbucks Corp. (a)	1,597,141	49,352
Starwood Hotels & Resorts Worldwide, Inc.	447,840	29,468
Wendy's International, Inc.	201,941	6,480
Wyndham Worldwide Corp. (a)	418,557	14,733
Yum! Brands, Inc.	559,955	32,444
		428,656
Household Durables - 0.6%
Black & Decker Corp.	143,702	12,110
Centex Corp.	250,726	11,624
D.R. Horton, Inc.	582,975	14,790
Fortune Brands, Inc.	319,789	25,711
Harman International Industries, Inc.	137,868	13,671
KB Home (d)	165,897	8,228
Leggett & Platt, Inc.	378,099	9,006
Lennar Corp. Class A	291,230	14,340
Newell Rubbermaid, Inc.	585,566	17,930
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	446,366	$ 13,195
Snap-On, Inc.	123,317	6,178
The Stanley Works	171,749	9,544
Whirlpool Corp.	165,575	14,605
		170,932
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)(d)	652,620	25,544
IAC/InterActiveCorp (a)	471,490	18,482
		44,026
Leisure Equipment & Products - 0.2%
Brunswick Corp.	193,939	6,332
Eastman Kodak Co. (d)	606,891	14,493
Hasbro, Inc.	335,518	9,492
Mattel, Inc.	805,699	20,956
		51,273
Media - 3.5%
CBS Corp. Class B	1,650,915	50,105
Clear Channel Communications, Inc.	1,043,111	37,740
Comcast Corp. Class A (d)	6,594,426	169,609
Dow Jones & Co., Inc. (d)	137,453	4,957
E.W. Scripps Co. Class A	176,017	7,982
Gannett Co., Inc.	494,975	30,322
Interpublic Group of Companies, Inc. (d)	931,970	11,734
McGraw-Hill Companies, Inc.	748,224	48,343
Meredith Corp.	81,826	4,784
News Corp. Class A	4,944,575	111,401
Omnicom Group, Inc.	361,015	37,405
The DIRECTV Group, Inc. (a)	1,628,379	36,736
The New York Times Co. Class A	303,746	7,512
The Walt Disney Co.	4,369,477	149,698
Time Warner, Inc.	8,433,589	171,624
Tribune Co.	402,726	12,094
Univision Communications, Inc. Class A (a)	532,894	19,184
Viacom, Inc. Class B (non-vtg.) (a)	1,477,155	57,668
		968,898
Multiline Retail - 1.2%
Big Lots, Inc. (a)(d)	231,297	5,789
Dillard's, Inc. Class A	128,600	4,295
Dollar General Corp.	659,148	11,126
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Family Dollar Stores, Inc.	320,317	$ 9,280
Federated Department Stores, Inc.	1,109,380	49,545
JCPenney Co., Inc.	475,258	38,548
Kohl's Corp. (a)	690,809	47,659
Nordstrom, Inc.	483,251	25,656
Sears Holdings Corp. (a)(d)	175,558	31,644
Target Corp.	1,814,342	111,636
		335,178
Specialty Retail - 2.0%
AutoNation, Inc. (a)	315,990	6,939
AutoZone, Inc. (a)	106,944	13,399
Bed Bath & Beyond, Inc. (a)	597,136	23,820
Best Buy Co., Inc.	852,177	39,601
Circuit City Stores, Inc.	299,713	5,704
Gap, Inc. (d)	1,113,051	21,359
Home Depot, Inc.	4,311,204	170,724
Limited Brands, Inc.	722,514	19,999
Lowe's Companies, Inc.	3,216,784	104,738
Office Depot, Inc. (a)	588,120	19,620
OfficeMax, Inc.	157,326	8,165
RadioShack Corp.	286,918	7,164
Sherwin-Williams Co.	236,389	15,732
Staples, Inc.	1,526,512	39,720
Tiffany & Co., Inc.	285,912	12,449
TJX Companies, Inc.	961,366	26,438
		535,571
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	776,271	36,640
Jones Apparel Group, Inc.	232,902	7,667
Liz Claiborne, Inc.	216,501	9,743
NIKE, Inc. Class B	397,200	41,495
Polo Ralph Lauren Corp. Class A	129,535	11,267
VF Corp.	188,877	15,074
		121,886
TOTAL CONSUMER DISCRETIONARY		2,856,598
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.1%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	1,624,081	$ 79,710
Brown-Forman Corp. Class B (non-vtg.)	166,397	10,899
Coca-Cola Enterprises, Inc.	585,466	11,762
Constellation Brands, Inc. Class A (sub. vtg.)	443,782	10,411
Molson Coors Brewing Co. Class B	96,597	8,157
Pepsi Bottling Group, Inc.	289,164	8,964
PepsiCo, Inc.	3,468,787	219,054
The Coca-Cola Co.	4,307,468	201,073
		550,030
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	968,060	54,105
CVS Corp.	1,739,733	54,645
Kroger Co.	1,515,512	38,903
Safeway, Inc.	936,442	32,373
SUPERVALU, Inc.	434,903	16,074
Sysco Corp.	1,305,752	43,038
Wal-Mart Stores, Inc.	5,194,758	250,907
Walgreen Co.	2,119,705	94,772
Whole Foods Market, Inc.	301,935	14,423
		599,240
Food Products - 1.1%
Archer-Daniels-Midland Co. (d)	1,388,389	47,733
Campbell Soup Co.	460,073	18,785
ConAgra Foods, Inc.	1,076,369	27,157
Dean Foods Co. (a)	282,555	12,726
General Mills, Inc.	724,718	40,845
H.J. Heinz Co.	696,013	31,926
Hershey Co.	367,309	19,423
Kellogg Co.	530,118	26,463
McCormick & Co., Inc. (non-vtg.)	277,595	10,629
Sara Lee Corp.	1,577,628	25,968
Tyson Foods, Inc. Class A	532,250	9,714
Wm. Wrigley Jr. Co.	463,701	23,092
		294,461
Household Products - 2.1%
Clorox Co.	320,703	20,320
Colgate-Palmolive Co.	1,086,467	73,184
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	968,141	$ 65,940
Procter & Gamble Co.	6,693,781	424,988
		584,432
Personal Products - 0.2%
Avon Products, Inc.	939,080	34,427
Estee Lauder Companies, Inc. Class A	269,012	12,880
		47,307
Tobacco - 1.5%
Altria Group, Inc.	4,427,408	373,142
Reynolds American, Inc.	362,173	22,111
UST, Inc.	339,882	19,734
		414,987
TOTAL CONSUMER STAPLES		2,490,457
ENERGY - 9.5%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	677,537	44,114
BJ Services Co.	619,260	16,590
ENSCO International, Inc.	320,591	16,065
Halliburton Co.	2,124,071	65,591
Nabors Industries Ltd.	632,350	18,945
National Oilwell Varco, Inc. (a)	370,736	25,818
Noble Corp.	286,399	20,111
Rowan Companies, Inc.	233,289	7,146
Schlumberger Ltd. (NY Shares)	2,488,901	156,303
Smith International, Inc.	421,198	17,269
Transocean, Inc. (a)	617,671	47,363
Weatherford International Ltd. (a)	717,616	28,812
		464,127
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	971,181	39,071
Apache Corp.	695,863	47,687
Chesapeake Energy Corp. (d)	878,568	26,788
Chevron Corp.	4,605,068	315,954
ConocoPhillips	3,476,579	227,438
CONSOL Energy, Inc. (d)	385,771	13,760
Devon Energy Corp.	933,697	61,353
El Paso Corp.	1,490,089	21,427
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	514,319	$ 34,840
Exxon Mobil Corp.	12,320,742	883,155
Hess Corp.	571,882	30,338
Kinder Morgan, Inc.	226,558	23,961
Marathon Oil Corp.	742,562	67,380
Murphy Oil Corp.	395,146	20,476
Occidental Petroleum Corp.	1,819,933	84,045
Peabody Energy Corp.	557,289	22,514
Spectra Energy Corp.	1,326,317	34,126
Sunoco, Inc.	260,076	16,780
Valero Energy Corp.	1,277,215	73,631
Williams Companies, Inc.	1,259,724	33,975
XTO Energy, Inc.	772,995	39,933
		2,118,632
TOTAL ENERGY		2,582,759
FINANCIALS - 21.3%
Capital Markets - 3.7%
Ameriprise Financial, Inc.	511,131	29,881
Bank of New York Co., Inc.	1,614,313	65,573
Bear Stearns Companies, Inc.	247,812	37,727
Charles Schwab Corp.	2,160,713	39,930
E*TRADE Financial Corp.	901,908	20,825
Federated Investors, Inc. Class B (non-vtg.)	190,812	6,825
Franklin Resources, Inc.	352,146	41,338
Goldman Sachs Group, Inc.	899,542	181,348
Janus Capital Group, Inc. (d)	418,663	8,897
Legg Mason, Inc.	277,612	28,522
Lehman Brothers Holdings, Inc.	1,119,712	82,075
Mellon Financial Corp.	870,031	37,785
Merrill Lynch & Co., Inc.	1,867,328	156,258
Morgan Stanley	2,236,133	167,531
Northern Trust Corp.	396,021	23,880
State Street Corp.	701,486	45,954
T. Rowe Price Group, Inc.	556,916	25,930
		1,000,279
Commercial Banks - 4.0%
BB&T Corp.	1,142,689	48,541
Comerica, Inc.	335,570	20,265
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Commerce Bancorp, Inc., New Jersey (d)	396,159	$ 13,240
Compass Bancshares, Inc.	274,258	18,927
Fifth Third Bancorp	1,178,877	47,485
First Horizon National Corp.	262,928	11,345
Huntington Bancshares, Inc.	501,980	11,621
KeyCorp	848,313	32,015
M&T Bank Corp.	163,648	19,625
Marshall & Ilsley Corp.	538,899	25,614
National City Corp.	1,334,148	50,498
PNC Financial Services Group, Inc.	620,659	45,501
Regions Financial Corp.	1,540,127	55,167
SunTrust Banks, Inc.	748,099	63,072
Synovus Financial Corp.	686,503	22,222
U.S. Bancorp, Delaware	3,713,362	132,418
Wachovia Corp.	4,026,355	222,939
Wells Fargo & Co.	7,131,501	247,463
Zions Bancorp	225,873	19,285
		1,107,243
Consumer Finance - 0.9%
American Express Co.	2,545,005	144,734
Capital One Financial Corp. (d)	861,839	66,431
SLM Corp.	863,478	36,801
		247,966
Diversified Financial Services - 5.4%
Bank of America Corp.	9,486,278	482,567
Chicago Mercantile Exchange Holdings, Inc. Class A	73,547	39,651
CIT Group, Inc.	418,894	23,655
Citigroup, Inc.	10,379,794	523,142
JPMorgan Chase & Co.	7,327,942	362,000
Moody's Corp.	496,489	32,133
		1,463,148
Insurance - 4.7%
ACE Ltd.	687,713	38,622
AFLAC, Inc. (d)	1,044,606	49,305
Allstate Corp.	1,320,149	79,288
AMBAC Financial Group, Inc.	224,116	19,642
American International Group, Inc.	5,491,737	368,496
Aon Corp.	654,170	24,630
Cincinnati Financial Corp.	365,975	15,817
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (non-vtg.)	936,238	$ 33,115
Hartford Financial Services Group, Inc.	669,510	63,309
Lincoln National Corp.	606,545	41,336
Loews Corp.	965,278	41,932
Marsh & McLennan Companies, Inc.	1,164,208	34,251
MBIA, Inc.	284,780	18,929
MetLife, Inc.	1,605,943	101,415
Principal Financial Group, Inc.	569,854	34,698
Progressive Corp.	1,609,015	36,895
Prudential Financial, Inc.	1,007,631	91,634
SAFECO Corp.	222,342	14,835
The Chubb Corp.	869,575	44,392
The Travelers Companies, Inc.	1,457,617	73,989
Torchmark Corp.	207,177	13,243
UnumProvident Corp.	723,597	15,492
XL Capital Ltd. Class A	381,449	27,083
		1,282,348
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	203,829	11,997
Archstone-Smith Trust	461,313	26,023
AvalonBay Communities, Inc.	166,043	22,841
Boston Properties, Inc.	246,783	29,639
Equity Residential (SBI)	617,112	31,343
Kimco Realty Corp.	477,464	23,997
Plum Creek Timber Co., Inc.	373,975	14,832
ProLogis Trust	522,716	34,567
Public Storage, Inc.	258,827	26,211
Simon Property Group, Inc. (d)	467,460	52,701
Vornado Realty Trust	272,771	34,696
		308,847
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	390,333	13,006
Realogy Corp. (a)	452,855	13,395
		26,401
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	1,230,435	47,101
Fannie Mae	2,059,734	116,849
Freddie Mac	1,463,917	93,954
Hudson City Bancorp, Inc.	1,061,907	14,230
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MGIC Investment Corp. (d)	175,367	$ 10,583
Sovereign Bancorp, Inc.	759,234	19,186
Washington Mutual, Inc.	1,996,716	86,019
		387,922
TOTAL FINANCIALS		5,824,154
HEALTH CARE - 12.0%
Biotechnology - 1.3%
Amgen, Inc. (a)	2,464,192	158,349
Biogen Idec, Inc. (a)	712,158	32,182
Celgene Corp. (a)	786,759	41,934
Genzyme Corp. (a)	555,266	34,315
Gilead Sciences, Inc. (a)	971,354	69,510
MedImmune, Inc. (a)	505,309	16,124
		352,414
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	113,584	5,936
Baxter International, Inc.	1,382,497	69,139
Becton, Dickinson & Co.	521,004	39,591
Biomet, Inc.	517,375	21,900
Boston Scientific Corp. (a)	2,490,916	40,627
C.R. Bard, Inc.	217,545	17,360
Hospira, Inc. (a)	329,139	12,596
Medtronic, Inc.	2,431,692	122,460
St. Jude Medical, Inc. (a)	746,679	29,606
Stryker Corp.	627,883	38,941
Varian Medical Systems, Inc. (a)	272,912	12,540
Zimmer Holdings, Inc. (a)	504,131	42,513
		453,209
Health Care Providers & Services - 2.5%
Aetna, Inc.	1,102,690	48,816
AmerisourceBergen Corp.	405,775	21,372
Cardinal Health, Inc.	855,561	59,966
Caremark Rx, Inc.	900,864	55,484
CIGNA Corp.	216,667	30,875
Coventry Health Care, Inc. (a)	336,628	18,319
Express Scripts, Inc. (a)	286,102	21,575
Health Management Associates, Inc. Class A	508,169	10,143
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	351,146	$ 21,013
Laboratory Corp. of America Holdings (a)	264,899	21,126
Manor Care, Inc. (d)	156,217	8,370
McKesson Corp.	625,215	34,862
Medco Health Solutions, Inc. (a)	619,843	41,908
Patterson Companies, Inc. (a)	293,531	9,798
Quest Diagnostics, Inc.	337,879	17,239
Tenet Healthcare Corp. (a)(d)	995,628	6,800
UnitedHealth Group, Inc.	2,845,439	148,532
WellPoint, Inc. (a)	1,309,752	103,981
		680,179
Health Care Technology - 0.0%
IMS Health, Inc.	419,192	12,106
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	387,008	11,951
Millipore Corp. (a)(d)	112,817	8,069
PerkinElmer, Inc.	259,764	6,156
Thermo Fisher Scientific, Inc. (a)	862,050	39,025
Waters Corp. (a)	214,380	11,632
		76,833
Pharmaceuticals - 6.2%
Abbott Laboratories (d)	3,242,298	177,094
Allergan, Inc.	324,800	36,283
Barr Pharmaceuticals, Inc. (a)	224,737	11,911
Bristol-Myers Squibb Co.	4,154,582	109,639
Eli Lilly & Co.	2,079,652	109,473
Forest Laboratories, Inc. (a)(d)	669,059	34,630
Johnson & Johnson	6,124,695	386,162
King Pharmaceuticals, Inc. (a)(d)	513,566	9,578
Merck & Co., Inc.	4,586,099	202,522
Mylan Laboratories, Inc.	447,647	9,477
Pfizer, Inc.	15,231,584	380,180
Schering-Plough Corp.	3,131,832	73,535
Watson Pharmaceuticals, Inc. (a)	216,456	5,706
Wyeth	2,844,812	139,168
		1,685,358
TOTAL HEALTH CARE		3,260,099
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.4%
General Dynamics Corp.	854,784	$ 65,357
Goodrich Corp.	263,552	12,927
Honeywell International, Inc.	1,724,823	80,101
L-3 Communications Holdings, Inc.	263,917	22,987
Lockheed Martin Corp.	752,180	73,172
Northrop Grumman Corp.	729,661	52,426
Raytheon Co.	939,252	50,297
Rockwell Collins, Inc.	353,206	23,128
The Boeing Co.	1,670,375	145,774
United Technologies Corp.	2,120,146	139,145
		665,314
Air Freight & Logistics - 0.9%
FedEx Corp.	647,742	73,959
United Parcel Service, Inc. Class B	2,267,788	159,176
		233,135
Airlines - 0.1%
Southwest Airlines Co.	1,672,695	25,308
Building Products - 0.2%
American Standard Companies, Inc.	366,435	19,417
Masco Corp.	832,721	24,857
		44,274
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.	536,381	6,876
Avery Dennison Corp.	199,421	13,254
Cintas Corp.	288,297	11,641
Equifax, Inc.	264,322	10,235
Monster Worldwide, Inc. (a)	271,170	13,521
Pitney Bowes, Inc.	468,707	22,362
R.R. Donnelley & Sons Co.	457,976	16,570
Robert Half International, Inc.	353,997	13,831
Waste Management, Inc.	1,130,180	38,483
		146,773
Construction & Engineering - 0.1%
Fluor Corp.	185,987	15,710
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	192,041	17,618
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	1,694,949	$ 73,035
Rockwell Automation, Inc.	359,479	22,320
		112,973
Industrial Conglomerates - 3.8%
3M Co.	1,555,524	115,233
General Electric Co.	21,775,177	760,389
Textron, Inc.	264,994	24,456
Tyco International Ltd. (d)	4,201,319	129,527
		1,029,605
Machinery - 1.5%
Caterpillar, Inc.	1,374,210	88,527
Cummins, Inc.	110,818	14,925
Danaher Corp.	500,659	35,867
Deere & Co.	488,389	52,951
Dover Corp.	431,280	20,611
Eaton Corp.	314,752	25,498
Illinois Tool Works, Inc.	886,144	45,814
Ingersoll-Rand Co. Ltd. Class A	647,682	28,051
ITT Corp.	390,162	23,105
PACCAR, Inc.	524,544	36,451
Pall Corp.	258,587	8,942
Parker Hannifin Corp.	249,101	20,523
Terex Corp.	214,756	14,140
		415,405
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	758,801	60,089
CSX Corp.	919,293	34,630
Norfolk Southern Corp.	838,408	39,741
Ryder System, Inc.	128,283	6,599
Union Pacific Corp.	569,766	56,196
		197,255
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	154,486	11,919
TOTAL INDUSTRIALS		2,897,671
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 2.6%
ADC Telecommunications, Inc. (a)	247,643	4,066
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Avaya, Inc. (a)	959,269	$ 11,780
Ciena Corp. (a)(d)	178,372	5,613
Cisco Systems, Inc. (a)	12,828,214	332,764
Corning, Inc. (a)	3,304,483	68,171
JDS Uniphase Corp. (a)	445,905	7,228
Juniper Networks, Inc. (a)(d)	1,195,110	22,600
Motorola, Inc.	5,106,734	94,577
QUALCOMM, Inc.	3,490,907	140,614
Tellabs, Inc. (a)	933,239	9,780
		697,193
Computers & Peripherals - 3.6%
Apple, Inc. (a)	1,796,641	152,014
Dell, Inc. (a)(d)	4,798,632	109,649
EMC Corp. (a)(d)	4,652,427	64,901
Hewlett-Packard Co.	5,785,866	227,847
International Business Machines Corp.	3,182,069	295,964
Lexmark International, Inc. Class A (a)(d)	206,867	12,528
NCR Corp. (a)	376,436	17,391
Network Appliance, Inc. (a)	789,710	30,538
QLogic Corp.	333,015	5,858
SanDisk Corp. (a)(d)	475,375	17,313
Sun Microsystems, Inc. (a)	7,434,834	45,576
		979,579
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	863,307	27,384
Jabil Circuit, Inc.	390,146	10,425
Molex, Inc.	299,481	8,784
Sanmina-SCI Corp. (a)	1,125,572	4,176
Solectron Corp. (a)	1,931,947	6,221
Tektronix, Inc.	174,248	4,985
		61,975
Internet Software & Services - 1.4%
eBay, Inc. (a)	2,444,317	78,365
Google, Inc. Class A (sub. vtg.) (a)	452,715	203,473
VeriSign, Inc. (a)	517,840	13,101
Yahoo!, Inc. (a)	2,586,033	79,805
		374,744
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	208,949	10,859
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	1,163,121	$ 57,912
Cognizant Technology Solutions Corp. Class A (a)	299,528	27,017
Computer Sciences Corp. (a)	362,748	19,200
Convergys Corp. (a)	291,072	7,486
Electronic Data Systems Corp.	1,092,602	30,615
Fidelity National Information Services, Inc.	341,966	15,713
First Data Corp.	1,617,695	41,300
Fiserv, Inc. (a)	365,823	19,374
Paychex, Inc.	715,234	29,060
Sabre Holdings Corp. Class A	279,633	9,041
The Western Union Co.	1,619,087	35,086
Unisys Corp. (a)	727,898	6,180
		308,843
Office Electronics - 0.1%
Xerox Corp.	2,039,085	35,215
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	1,158,893	17,453
Altera Corp. (a)	764,390	16,136
Analog Devices, Inc.	722,452	26,189
Applied Materials, Inc. (d)	2,933,993	54,484
Broadcom Corp. Class A (a)	990,643	33,771
Intel Corp.	12,180,290	241,779
KLA-Tencor Corp.	420,556	21,760
Linear Technology Corp. (d)	631,518	20,960
LSI Logic Corp. (a)(d)	846,276	8,581
Maxim Integrated Products, Inc.	677,437	22,186
Micron Technology, Inc. (a)	1,593,639	18,901
National Semiconductor Corp.	609,570	15,617
Novellus Systems, Inc. (a)(d)	261,105	8,408
NVIDIA Corp. (d)	751,064	23,283
PMC-Sierra, Inc. (a)(d)	443,226	2,992
Teradyne, Inc. (a)	400,896	6,462
Texas Instruments, Inc.	3,134,605	97,047
Xilinx, Inc.	710,274	18,197
		654,206
Software - 3.2%
Adobe Systems, Inc. (a)	1,232,275	48,367
Autodesk, Inc. (a)	489,451	20,141
BMC Software, Inc. (a)	433,239	13,370
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
CA, Inc.	867,572	$ 22,600
Citrix Systems, Inc. (a)	381,474	12,283
Compuware Corp. (a)	684,937	6,267
Electronic Arts, Inc. (a)	651,674	32,857
Intuit, Inc. (a)	736,512	21,734
Microsoft Corp.	18,274,248	514,786
Novell, Inc. (a)	716,138	4,741
Oracle Corp. (a)	8,450,820	138,847
Symantec Corp. (a)	1,981,500	33,884
		869,877
TOTAL INFORMATION TECHNOLOGY		3,981,632
MATERIALS - 3.1%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	465,451	34,825
Ashland, Inc.	120,772	7,920
Dow Chemical Co.	2,017,780	88,379
E.I. du Pont de Nemours & Co.	1,943,025	98,609
Eastman Chemical Co.	173,822	10,276
Ecolab, Inc.	376,687	15,934
Hercules, Inc. (a)	239,889	4,836
International Flavors & Fragrances, Inc.	164,830	7,714
Monsanto Co.	1,147,687	60,472
PPG Industries, Inc.	349,105	23,128
Praxair, Inc.	682,103	42,079
Rohm & Haas Co.	299,920	15,854
Sigma Aldrich Corp.	278,588	11,422
		421,448
Construction Materials - 0.1%
Vulcan Materials Co. (d)	199,465	23,236
Containers & Packaging - 0.2%
Ball Corp.	220,084	10,190
Bemis Co., Inc.	221,459	7,337
Pactiv Corp. (a)(d)	281,098	9,051
Sealed Air Corp.	170,305	10,974
Temple-Inland, Inc.	225,996	13,515
		51,067
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.0%
Alcoa, Inc.	1,831,691	$ 61,197
Allegheny Technologies, Inc.	212,773	21,799
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	415,997	23,882
Newmont Mining Corp.	951,062	42,864
Nucor Corp.	638,200	38,847
Phelps Dodge Corp.	430,913	53,825
United States Steel Corp.	250,269	22,179
		264,593
Paper & Forest Products - 0.3%
International Paper Co.	961,092	34,609
MeadWestvaco Corp.	382,745	11,655
Weyerhaeuser Co. (d)	499,658	42,906
		89,170
TOTAL MATERIALS		849,514
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	13,223,395	486,621
CenturyTel, Inc.	242,480	10,851
Citizens Communications Co.	679,983	10,247
Embarq Corp.	315,787	17,479
Qwest Communications International, Inc. (a)	3,396,955	30,165
Verizon Communications, Inc.	6,167,281	230,841
Windstream Corp.	1,007,161	15,158
		801,362
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	789,273	47,822
Sprint Nextel Corp.	6,115,292	117,903
		165,725
TOTAL TELECOMMUNICATION SERVICES		967,087
UTILITIES - 3.5%
Electric Utilities - 1.8%
Allegheny Energy, Inc. (a)	349,107	16,492
American Electric Power Co., Inc.	835,621	37,486
Duke Energy Corp.	2,652,635	52,230
Edison International	688,253	32,293
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	436,980	$ 43,130
Exelon Corp.	1,417,348	93,446
FirstEnergy Corp.	674,301	42,191
FPL Group, Inc.	853,945	50,443
Pinnacle West Capital Corp.	210,922	10,002
PPL Corp.	806,033	30,645
Progress Energy, Inc.	536,979	26,237
Southern Co.	1,568,989	56,170
		490,765
Gas Utilities - 0.0%
Nicor, Inc.	94,447	4,396
Questar Corp.	181,386	15,262
		19,658
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	1,403,052	29,913
Constellation Energy Group, Inc.	380,255	29,915
Dynegy, Inc. Class A (a)	799,657	6,565
TXU Corp.	970,115	64,173
		130,566
Multi-Utilities - 1.2%
Ameren Corp.	435,715	22,757
CenterPoint Energy, Inc. (d)	660,852	11,790
CMS Energy Corp.	469,880	8,199
Consolidated Edison, Inc. (d)	542,460	26,353
Dominion Resources, Inc.	747,205	63,908
DTE Energy Co.	375,939	17,406
Integrys Energy Group, Inc.	158,421	8,830
KeySpan Corp.	370,273	15,196
NiSource, Inc.	576,703	13,720
PG&E Corp. (d)	736,838	34,204
Public Service Enterprise Group, Inc.	532,762	39,904
Sempra Energy	553,823	33,257
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
TECO Energy, Inc.	441,920	$ 7,411
Xcel Energy, Inc. (d)	859,511	20,310
		323,245
TOTAL UTILITIES		964,234
TOTAL COMMON STOCKS (Cost $17,918,924)		26,674,205
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.86% to 5.07% 3/22/07 (e) (Cost $27,418)	$ 27,500	27,418
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	542,570,729	542,571
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	632,954,839	632,955
TOTAL MONEY MARKET FUNDS (Cost $1,175,526)		1,175,526
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $19,121,868)		27,877,149
NET OTHER ASSETS - (2.1)%		(583,413)
NET ASSETS - 100%		$ 27,293,736
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,752 S&P 500 Index Contracts	March 2007	$ 617,098	$ (9,324)

The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $26,690,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14,646
Fidelity Securities Lending Cash Central Fund	1,130
Total	$ 15,776
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $54,313,000 of which $13,351,000 and $40,962,000 will expire on February 28, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007

Assets
Investment in securities, at value (including securities loaned of $621,558) - See accompanying schedule: Unaffiliated issuers (cost $17,946,342)	$ 26,701,623
Fidelity Central Funds (cost $1,175,526)	1,175,526
Total Investments (cost $19,121,868)		$ 27,877,149
Receivable for fund shares sold		39,438
Dividends receivable		58,605
Distributions receivable from Fidelity Central Funds		2,183
Receivable for daily variation on futures contracts		6,104
Other receivables		424
Total assets		27,983,903

Liabilities
Payable to custodian bank	$ 4
Payable for fund shares redeemed	54,623
Accrued management fee	1,635
Other affiliated payables	950
Collateral on securities loaned, at value	632,955
Total liabilities		690,167

Net Assets		$ 27,293,736
Net Assets consist of:
Paid in capital		$ 18,644,195
Undistributed net investment income		91,080
Accumulated undistributed net realized gain (loss) on investments		(187,496)
Net unrealized appreciation (depreciation) on investments		8,745,957
Net Assets		$ 27,293,736

Investor Class: Net Asset Value, offering price and redemption price per share ($22,205,742 ÷ 444,679 shares)		$ 49.94

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,087,994 ÷ 101,884 shares)		$ 49.94

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2007

Investment Income
Dividends		$ 479,447
Interest		902
Income from Fidelity Central Funds		15,776
Total income		496,125

Expenses
Management fee	$ 17,772
Transfer agent fees	6,296
Independent trustees' compensation	90
Appreciation in deferred trustee compensation account	7
Interest	3
Miscellaneous	71
Total expenses before reductions	24,239
Expense reductions	(2,390)	21,849
Net investment income (loss)		474,276
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	244,456
Futures contracts	34,846
Total net realized gain (loss)		279,302
Change in net unrealized appreciation (depreciation) on: Investment securities	2,102,465
Futures contracts	(7,703)
Total change in net unrealized appreciation (depreciation)		2,094,762
Net gain (loss)		2,374,064
Net increase (decrease) in net assets resulting from operations		$ 2,848,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2007	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 474,276	$ 401,604
Net realized gain (loss)	279,302	404,371
Change in net unrealized appreciation (depreciation)	2,094,762	1,047,822
Net increase (decrease) in net assets resulting from operations	2,848,340	1,853,797
Distributions to shareholders from net investment income	(460,358)	(384,743)
Share transactions - net increase (decrease)	862,483	1,441,580
Total increase (decrease) in net assets	3,250,465	2,910,634

Net Assets
Beginning of period	24,043,271	21,132,637
End of period (including undistributed net investment income of $91,080 and undistributed net investment income of $77,121, respectively)	$ 27,293,736	$ 24,043,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2007	2006	2005	2004 G	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 45.45	$ 42.68	$ 40.67	$ 29.87	$ 39.26
Income from Investment Operations
Net investment income (loss) B	.88	.77	.77 E	.55	.51
Net realized and unrealized gain (loss)	4.47	2.75	1.98	10.79	(9.39)
Total from investment operations	5.35	3.52	2.75	11.34	(8.88)
Distributions from net investment income	(.86)	(.75)	(.74)	(.54)	(.51)
Net asset value, end of period	$ 49.94	$ 45.45	$ 42.68	$ 40.67	$ 29.87
Total Return A	11.90%	8.36%	6.85%	38.29%	(22.79)%
Ratios to Average Net Assets C, F
Expenses before reductions	.10%	.10%	.40%	.40%	.39%
Expenses net of fee waivers, if any	.10%	.10%	.14%	.19%	.19%
Expenses net of all reductions	.09%	.09%	.14%	.19%	.19%
Net investment income (loss)	1.87%	1.79%	1.91% E	1.55%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 22,206	$ 20,619	$ 21,133	$ 18,562	$ 12,349
Portfolio turnover rate D	7%	6%	5%	5%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.45	$ 42.01
Income from Investment Operations
Net investment income (loss) D	.90	.33
Net realized and unrealized gain (loss)	4.46	3.33
Total from investment operations	5.36	3.66
Distributions from net investment income	(.87)	(.22)
Net asset value, end of period	$ 49.94	$ 45.45
Total Return B, C	11.93%	8.73%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.06%	.07% A
Net investment income (loss)	1.89%	1.96% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,088	$ 3,425
Portfolio turnover rate F	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2007

(Amounts in thousands except ratios)

1. Organization.

Spartan U.S. Equity Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 10,113,419
Unrealized depreciation	(1,568,381)
Net unrealized appreciation (depreciation)	8,545,038
Undistributed ordinary income	91,461
Capital loss carryforward	(54,313)

Cost for federal income tax purposes	$ 19,332,111

The tax character of distributions paid was as follows:

	February 28, 2007	February 28, 2006
Ordinary Income	$ 460,358	$ 384,743

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and in-kind transactions aggregated $2,029,265 and $1,360,610, respectively.

Securities delivered through in-kind redemptions aggregated $310,023. Realized gain (loss) of $52,883 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,065	5.04%	$ 3

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $83 and reduced Investor Class' and Advantage Class' transfer agent fee by $2,042 and $265, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,
	2007	2006 A
From net investment income
Investor Class	$ 384,752	$ 369,956
Fidelity Advantage Class	75,606	14,787
Total	$ 460,358	$ 384,743

A Distributions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended February 28,		Dollars Years ended February 28,
	2007	2006	2007	2006
Investor Class
Shares sold	97,925	141,141	$ 4,656,371	$ 6,118,456
Initial conversions to Advantage Class	-	(63,775)	-	(2,692,468)
Reinvestment of distributions	8,100	8,539	381,810	365,898
Shares redeemed	(114,995)	(127,344)	(5,446,297)	(5,559,036)
Net increase (decrease)	(8,970)	(41,439)	$ (408,116)	$ (1,767,650)

Annual Report

11. Share Transactions - continued

	Shares Years ended February 28,		Dollars Years ended February 28,
	2007	2006 A	2007	2006 A
Fidelity Advantage Class
Shares sold	45,458	17,452	$ 2,163,291	$ 780,271
Initial conversions from Investor Class	-	63,775	-	2,692,468
Reinvestment of distributions	1,537	316	72,714	14,187
Shares redeemed	(20,453)	(6,201)	(965,406)	(278,196)
Net increase (decrease)	26,542	75,342	$ 1,270,599	$ 3,209,230

A Share transactions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan U.S. Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Spartan U.S. Equity Index. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Spartan U.S. Equity Index. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Spartan U.S. Equity Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (38)

Year of Election or Appointment: 2007

Assistant Secretary of Spartan U.S. Equity Index. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Spartan U.S. Equity Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Spartan U.S. Equity Index. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan U.S. Equity Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 0.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor class designates 98%, 99%, 99%, and 99%; Advantage class designates 97%, 98%, 98%, and 98% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Investor class designates 100% of the dividends distributed during the fiscal year; Advantage class designates 100%, 99%, 99%, and 99% of each dividend distributed in April, July, October, and December respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

UEI-UANN-0407
1.790915.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Annual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Short-Term Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Spartan® Treasury Bond Index Funds

Despite all of the uncertainty pervading the U.S. investment-grade bond market during the 12-month period ending February 28, 2007, investors generally held steady as demonstrated by the 5.54% gain for the Lehman Brothers® Aggregate Bond Index. Though that's well short of its historical average annual return, the market still showed resiliency despite a series of issues whose outcome could prove decisive to the near-term future of high-quality debt. Investors largely were focused on three pivotal questions: Would a sustained inverted yield curve result in a recession, as its history often suggests; would the Federal Reserve Board cut interest rates in early 2007, if at all; and would the equity markets finally relax after double-digit gains in three of the past four years? While optimism was high at times - particularly after the Fed suspended its two-year cycle of interest rate hikes - bonds turned negative in December and January on mixed signals about the economy's direction. However, investment-grade debt roared back in February, due partly to significant equity market upheaval late in the month.

For the 12 months ending February 28, 2007, the Investor and Fidelity Advantage Classes of the Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index and Spartan Long-Term Treasury Bond Index funds performed in line with their respective Lehman Brothers benchmarks. (For specific portfolio performance results, please refer to the performance section of this report.) In choosing investments for the funds, I sought to create portfolios that matched the characteristics of their respective Lehman Brothers benchmarks - including maturity and interest rate sensitivity - using a smaller number of representative securities. Investing in representative securities helped save costs for the funds. Furthermore, using them didn't materially compromise my ability to match the indexes' risk characteristics given the high correlation of the price movements of similar-maturity Treasuries. I emphasized what I viewed as attractively valued securities that shared characteristics with those in the funds' respective benchmarks, considering how the indexes are allocated among bonds with various sensitivities to interest rate changes, maturity, security structure and other factors. A significant amount of new money came into the Intermediate fund, but the challenge of investing this money was significantly reduced because the Treasury market is one of the largest and most liquid in the world.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,025.40	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,025.90	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,033.50	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,034.00	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,042.10	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,042.60	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Life of Fund A
Spartan® Short-Term Treasury Bond Index Fund - Investor Class	4.65%	4.07%
Fidelity Advantage Class	4.75%	4.17%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Short-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 1-5 Year U.S. Treasury Bond Index performed over the same period.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of February 28, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	0.0	1.5
3 - 3.99%	17.3	23.8
4 - 4.99%	53.3	56.2
5 - 5.99%	6.3	0.0
6 - 6.99%	21.3	18.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	2.6	2.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	2.2	2.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Treasury Obligations 99.2%	U.S. Treasury Obligations 99.3%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 0.7%

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investments February 28, 2007

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Obligations - 99.2%
U.S. Treasury Notes:
3% 11/15/07	$ 1,000	$ 986
3% 2/15/09	21,632,000	20,970,364
3.25% 8/15/08	1,000	979
3.5% 2/15/10	1,731,000	1,681,099
3.625% 7/15/09	2,688,000	2,629,829
3.875% 5/15/09	6,010,000	5,918,209
3.875% 5/15/10	1,000	981
4% 3/15/10	1,095,000	1,078,575
4.125% 8/15/10	1,393,000	1,375,750
4.25% 10/15/10	4,982,000	4,938,602
4.25% 1/15/11	8,864,000	8,780,209
4.5% 2/15/09	2,062,000	2,056,282
4.5% 2/28/11	1,523,000	1,522,405
4.625% 2/29/08	1,000	997
4.625% 8/31/11	6,439,000	6,469,437
4.625% 10/31/11	5,045,000	5,066,678
4.625% 12/31/11	1,509,000	1,515,543
4.625% 2/29/12	2,859,000	2,873,964
4.75% 11/15/08	1,000	1,001
4.75% 3/31/11	3,113,000	3,140,360
4.75% 1/31/12	3,957,000	3,997,033
4.875% 4/30/08	20,919,000	20,926,363
4.875% 10/31/08	23,549,000	23,611,546
4.875% 5/15/09	1,013,000	1,018,501
4.875% 4/30/11	2,907,000	2,946,178
4.875% 5/31/11	3,106,000	3,149,922
4.875% 7/31/11	1,884,000	1,910,715
5% 7/31/08	10,595,000	10,631,002
5% 2/15/11	1,000	1,019
5.125% 6/30/11	690,000	706,307
6% 8/15/09	9,722,000	10,034,164
6.5% 2/15/10	25,389,000	26,738,780
6.625% 5/15/07	1,639,000	1,643,866
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $176,457,050)		177,337,646
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $3,342,000)	$ 3,342,495	$ 3,342,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $179,799,050)		180,679,646
NET OTHER ASSETS - (1.1)%		(1,963,747)
NET ASSETS - 100%		$ 178,715,899
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,342,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 138,801
BNP Paribas Securities Corp.	136,487
Banc of America Securities LLC	309,203
Bank of America, NA	462,669
Barclays Capital, Inc.	814,298
Bear Stearns & Co., Inc.	92,534
Citigroup Global Markets, Inc.	92,534
Countrywide Securities Corp.	462,669
Goldman, Sachs & Co.	46,267
Societe Generale, New York Branch	138,801
UBS Securities LLC	647,737
$ 3,342,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in securities, at value (including repurchase agreements of $3,342,000) - See accompanying schedule: Unaffiliated issuers (cost $179,799,050)		$ 180,679,646
Cash		337
Receivable for investments sold		13,445,641
Receivable for fund shares sold		281,669
Interest receivable		1,403,094
Total assets		195,810,387

Liabilities
Payable for investments purchased	$ 16,937,273
Payable for fund shares redeemed	46,470
Distributions payable	94,090
Accrued management fee	14,558
Other affiliated payables	2,097
Total liabilities		17,094,488

Net Assets		$ 178,715,899
Net Assets consist of:
Paid in capital		$ 177,332,062
Undistributed net investment income		446,644
Accumulated undistributed net realized gain (loss) on investments		56,597
Net unrealized appreciation (depreciation) on investments		880,596
Net Assets		$ 178,715,899
Investor Class: Net Asset Value, offering price and redemption price per share ($26,669,815 ÷ 2,661,614 shares)		$ 10.02

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($152,046,084 ÷ 15,174,120 shares)		$ 10.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2007

Investment Income
Interest		$ 5,839,304

Expenses
Management fee	$ 121,896
Transfer agent fees	17,069
Independent trustees' compensation	371
Miscellaneous	236
Total expenses before reductions	139,572
Expense reductions	(272)	139,300
Net investment income		5,700,004
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(66,346)
Change in net unrealized appreciation (depreciation) on investment securities		932,698
Net gain (loss)		866,352
Net increase (decrease) in net assets resulting from operations		$ 6,566,356

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2007	For the period December 20, 2005 (commencement of operations) to February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,700,004	$ 57,357
Net realized gain (loss)	(66,346)	(9,343)
Change in net unrealized appreciation (depreciation)	932,698	(52,102)
Net increase (decrease) in net assets resulting from operations	6,566,356	(4,088)
Distributions to shareholders from net investment income	(5,133,066)	(45,019)
Share transactions - net increase (decrease)	159,791,254	17,540,462
Total increase (decrease) in net assets	161,224,544	17,491,355

Net Assets
Beginning of period	17,491,355	-
End of period (including undistributed net investment income of $446,644 and undistributed net investment income of $9,661, respectively)	$ 178,715,899	$ 17,491,355

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.457	.075
Net realized and unrealized gain (loss)	(.003) E	(.054)
Total from investment operations	.454	.021
Distributions from net investment income	(.394)	(.061)
Net asset value, end of period	$ 10.02	$ 9.96
Total Return B, C	4.65%	.21%
Ratios to Average Net Assets G
Expenses before reductions	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income	4.60%	4.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,670	$ 7,357
Portfolio turnover rate	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.465	.076
Net realized and unrealized gain (loss)	(.001) E	(.053)
Total from investment operations	.464	.023
Distributions from net investment income	(.404)	(.063)
Net asset value, end of period	$ 10.02	$ 9.96
Total Return B, C	4.75%	.23%
Ratios to Average Net Assets G
Expenses before reductions	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income	4.70%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,046	$ 10,134
Portfolio turnover rate	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Life of Fund A
Spartan® Intermediate Treasury Bond Index Fund - Investor Class	5.07%	4.11%
Fidelity Advantage Class	5.18%	4.21%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Intermediate Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 5-10 Year U.S. Treasury Bond Index performed over the same period.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of February 28, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	0.0	0.4
3 - 3.99%	5.3	8.8
4 - 4.99%	50.5	65.9
6 - 6.99%	1.2	0.0
7 - 7.99%	24.4	7.6
8% and over	3.3	15.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	6.5	7.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	5.9	5.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Treasury Obligations 99.0%	U.S. Treasury Obligations 99.0%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.0%

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investments February 28, 2007

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Obligations - 99.0%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 109,663,000	$ 131,411,366
7.5% 11/15/16	40,296,000	49,373,601
8.75% 5/15/17	3,701,000	4,935,343
8.875% 8/15/17	347,000	468,179
9.125% 5/15/18	798,000	1,107,349
9.25% 2/15/16	11,795,000	15,812,212
10.375% 11/15/12	2,365,000	2,450,639
11.25% 2/15/15	1,000	1,442
U.S. Treasury Notes:
2.625% 3/15/09	1,000	962
3.625% 6/30/07	1,298,000	1,291,712
3.625% 5/15/13	1,454,000	1,386,127
3.875% 2/15/13	37,996,000	36,771,503
4% 6/15/09	7,566,000	7,468,172
4% 11/15/12	13,866,000	13,526,394
4% 2/15/14	91,524,000	88,599,534
4% 2/15/15	48,044,000	46,294,910
4.125% 5/15/15	85,937,000	83,466,311
4.25% 8/15/13 (b)	56,392,000	55,585,764
4.25% 11/15/13	1,000	984
4.25% 8/15/14	24,410,000	23,961,857
4.25% 11/15/14	1,000	981
4.375% 12/31/07	3,428,000	3,411,395
4.375% 8/15/12 (b)	22,181,000	22,074,420
4.5% 11/15/15	1,000	996
4.5% 2/15/16	472,000	470,212
4.625% 11/15/16	16,752,000	16,825,943
4.75% 5/15/14	493,000	499,394
4.875% 4/30/08	11,637,000	11,641,096
4.875% 2/15/12	1,000	1,017
6% 8/15/09	8,520,000	8,793,569
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $625,769,507)		627,633,384
Cash Equivalents - 17.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07:
(Collateralized by U.S. Government Obligations) #	$ 9,708,439	$ 9,707,000
(Collateralized by U.S. Government Obligations) # (a)	103,310,322	103,295,000
TOTAL CASH EQUIVALENTS (Cost $113,002,000)		113,002,000
TOTAL INVESTMENT PORTFOLIO - 116.8% (Cost $738,771,507)		740,635,384
NET OTHER ASSETS - (16.8)%		(106,731,234)
NET ASSETS - 100%		$ 633,904,150
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,707,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 403,154
BNP Paribas Securities Corp.	396,434
Banc of America Securities LLC	898,094
Bank of America, NA	1,343,845
Barclays Capital, Inc.	2,365,168
Bear Stearns & Co., Inc.	268,769
Repurchase Agreement / Counterparty	Value
$9,707,000 due 3/01/07 at 5.34%
Citigroup Global Markets, Inc.	$ 268,769
Countrywide Securities Corp.	1,343,845
Goldman, Sachs & Co.	134,385
Societe Generale, New York Branch	403,154
UBS Securities LLC	1,881,383
$ 9,707,000
$103,295,000 due 3/01/07 at 5.34%
Banc of America Securities LLC	$ 103,295,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in securities, at value (including securities loaned of $101,269,608 and repurchase agreements of $113,002,000) - See accompanying schedule: Unaffiliated issuers (cost $738,771,507)		$ 740,635,384
Cash		279,958
Receivable for investments sold		98,121,934
Receivable for fund shares sold		794,854
Interest receivable		5,620,239
Total assets		845,452,369

Liabilities
Payable for investments purchased	$ 108,117,754
Payable for fund shares redeemed	3,804
Distributions payable	15,866
Accrued management fee	51,566
Other affiliated payables	49,711
Other payables and accrued expenses	14,518
Collateral on securities loaned, at value	103,295,000
Total liabilities		211,548,219

Net Assets		$ 633,904,150
Net Assets consist of:
Paid in capital		$ 631,285,534
Undistributed net investment income		310,561
Accumulated undistributed net realized gain (loss) on investments		444,178
Net unrealized appreciation (depreciation) on investments		1,863,877
Net Assets		$ 633,904,150
Investor Class: Net Asset Value, offering price and redemption price per share ($610,673,639 ÷ 61,192,247 shares)		$ 9.98

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($23,230,511 ÷ 2,327,757 shares)		$ 9.98

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2007

Investment Income
Interest		$ 8,195,394

Expenses
Management fee	$ 180,066
Transfer agent fees	164,677
Independent trustees' compensation	377
Miscellaneous	189
Total expenses before reductions	345,309
Expense reductions	(193)	345,116
Net investment income		7,850,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		436,052
Change in net unrealized appreciation (depreciation) on investment securities		1,936,730
Net gain (loss)		2,372,782
Net increase (decrease) in net assets resulting from operations		$ 10,223,060

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2007	For the period December 20, 2005 (commencement of operations) to February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,850,278	$ 48,486
Net realized gain (loss)	436,052	(11,870)
Change in net unrealized appreciation (depreciation)	1,936,730	(72,853)
Net increase (decrease) in net assets resulting from operations	10,223,060	(36,237)
Distributions to shareholders from net investment income	(7,521,605)	(46,601)
Share transactions - net increase (decrease)	619,510,006	11,775,527
Total increase (decrease) in net assets	622,211,461	11,692,689

Net Assets
Beginning of period	11,692,689	-
End of period (including undistributed net investment income of $310,561 and undistributed net investment income of $1,583, respectively)	$ 633,904,150	$ 11,692,689

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.432	.076
Net realized and unrealized gain (loss)	.055	(.091)
Total from investment operations	.487	(.015)
Distributions from net investment income	(.417)	(.075)
Net asset value, end of period	$ 9.98	$ 9.91
Total Return B, C	5.07%	(.15)%
Ratios to Average Net Assets F
Expenses before reductions	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income	4.41%	4.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 610,674	$ 5,319
Portfolio turnover rate	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.441	.078
Net realized and unrealized gain (loss)	.056	(.091)
Total from investment operations	.497	(.013)
Distributions from net investment income	(.427)	(.077)
Net asset value, end of period	$ 9.98	$ 9.91
Total Return B, C	5.18%	(.13)%
Ratios to Average Net Assets F
Expenses before reductions	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income	4.52%	4.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,231	$ 6,374
Portfolio turnover rate	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Life of Fund A
Spartan® Long-Term Treasury Bond Index Fund - Investor Class	4.09%	4.24%
Fidelity Advantage Class	4.19%	4.35%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Long-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Long U.S. Treasury Bond Index performed over the same period.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of February 28, 2007
	% of fund's investments	% of fund's investments 6 months ago
4 - 4.99%	7.0	4.8
5 - 5.99%	2.6	4.3
6 - 6.99%	40.0	40.0
7 - 7.99%	13.4	3.7
8 - 8.99%	33.1	45.4
9 - 9.99%	2.0	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	17.2	17.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	10.5	10.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Treasury Obligations 99.1%	U.S. Treasury Obligations 99.2%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 0.8%

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investments February 28, 2007

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.1%
	Principal Amount	Value
U.S. Treasury Obligations - 99.1%
U.S. Treasury Bonds:
4.5% 2/15/36	$ 1,117,000	$ 1,083,316
4.75% 2/15/37	213,000	215,729
5.25% 2/15/29	442,000	471,248
5.375% 2/15/31	1,000	1,090
6% 2/15/26	1,055,000	1,214,322
6.125% 11/15/27	1,610,000	1,895,774
6.125% 8/15/29	1,240,000	1,472,500
6.25% 8/15/23	1,129,000	1,317,138
6.25% 5/15/30	782,000	946,464
6.375% 8/15/27	71,000	85,744
6.625% 2/15/27	14,000	17,306
6.75% 8/15/26	357,000	445,469
7.125% 2/15/23	1,403,000	1,768,657
7.25% 5/15/16	3,000	3,595
7.5% 11/15/16	24,000	29,407
7.875% 2/15/21	509,000	670,210
8% 11/15/21	561,000	751,915
8.125% 5/15/21	575,000	774,004
8.5% 2/15/20	629,000	858,143
8.75% 5/15/17	179,000	238,699
8.75% 8/15/20	987,000	1,378,639
8.875% 8/15/17	750,000	1,011,914
8.875% 2/15/19	806,000	1,113,225
9% 11/15/18	270,000	374,815
U.S. Treasury Notes 5.125% 5/15/16	4,000	4,165
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,766,148)		18,143,488
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $354,000)	$ 354,052	$ 354,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $18,120,148)		18,497,488
NET OTHER ASSETS - (1.0)%		(178,732)
NET ASSETS - 100%		$ 18,318,756
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$354,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 14,702
BNP Paribas Securities Corp.	14,457
Banc of America Securities LLC	32,752
Bank of America, NA	49,008
Barclays Capital, Inc.	86,255
Bear Stearns & Co., Inc.	9,802
Citigroup Global Markets, Inc.	9,802
Countrywide Securities Corp.	49,008
Goldman, Sachs & Co.	4,901
Societe Generale, New York Branch	14,702
UBS Securities LLC	68,611
$ 354,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in securities, at value (including repurchase agreements of $354,000) - See accompanying schedule: Unaffiliated issuers (cost $18,120,148)		$ 18,497,488
Cash		102
Receivable for investments sold		156,173
Receivable for fund shares sold		431,953
Interest receivable		108,295
Total assets		19,194,011

Liabilities
Payable for investments purchased	$ 857,039
Payable for fund shares redeemed	12,000
Distributions payable	4,052
Accrued management fee	1,424
Other affiliated payables	740
Total liabilities		875,255

Net Assets		$ 18,318,756
Net Assets consist of:
Paid in capital		$ 17,952,358
Distributions in excess of net investment income		(1,127)
Accumulated undistributed net realized gain (loss) on investments		(9,815)
Net unrealized appreciation (depreciation) on investments		377,340
Net Assets		$ 18,318,756
Investor Class: Net Asset Value, offering price and redemption price per share ($9,573,189 ÷ 962,644 shares)		$ 9.94

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($8,745,567 ÷ 879,429 shares)		$ 9.94

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2007

Investment Income
Interest		$ 483,975

Expenses
Management fee	$ 9,939
Transfer agent fees	5,203
Independent trustees' compensation	30
Miscellaneous	18
Total expenses before reductions	15,190
Expense reductions	(223)	14,967
Net investment income		469,008
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(8,874)
Change in net unrealized appreciation (depreciation) on investment securities		371,233
Net gain (loss)		362,359
Net increase (decrease) in net assets resulting from operations		$ 831,367

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2007	For the period December 20, 2005 (commencement of operations) to February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 469,008	$ 19,371
Net realized gain (loss)	(8,874)	(396)
Change in net unrealized appreciation (depreciation)	371,233	6,107
Net increase (decrease) in net assets resulting from operations	831,367	25,082
Distributions to shareholders from net investment income	(470,642)	(19,399)
Share transactions - net increase (decrease)	14,887,685	3,064,663
Total increase (decrease) in net assets	15,248,410	3,070,346

Net Assets
Beginning of period	3,070,346	-
End of period (including distributions in excess of net investment income of $1,127 and undistributed net investment income of $508, respectively)	$ 18,318,756	$ 3,070,346

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.455	.084
Net realized and unrealized gain (loss)	(.067) E	.011
Total from investment operations	.388	.095
Distributions from net investment income	(.458)	(.085)
Net asset value, end of period	$ 9.94	$ 10.01
Total Return B, C	4.09%	.95%
Ratios to Average Net Assets G
Expenses before reductions	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income	4.70%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,573	$ 1,737
Portfolio turnover rate	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.463	.086
Net realized and unrealized gain (loss)	(.066) E	.011
Total from investment operations	.397	.097
Distributions from net investment income	(.467)	(.087)
Net asset value, end of period	$ 9.94	$ 10.01
Total Return B, C	4.19%	.97%
Ratios to Average Net Assets G
Expenses before reductions	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income	4.80%	4.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,746	$ 1,334
Portfolio turnover rate	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ 179,460,031	$ 1,241,927	$ (22,312)	$ 1,219,615
Spartan Intermediate Treasury Bond Index Fund	738,545,128	2,382,544	(292,288)	2,090,256
Spartan Long-Term Treasury Bond Index Fund	18,168,679	352,499	(23,690)	328,809

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Undistributed Ordinary Income
Spartan Short-Term Treasury Bond Index Fund	$ 163,637
Spartan Intermediate Treasury Bond Index Fund	528,915
Spartan Long-Term Treasury Bond Index Fund	37,764

The tax character of distributions paid was as follows:

February 28, 2007
Ordinary Income
Spartan Short-Term Treasury Bond Index Fund	$ 5,133,066
Spartan Intermediate Treasury Bond Index Fund	7,521,605
Spartan Long-Term Treasury Bond Index Fund	470,642
February 28, 2006
Ordinary Income
Spartan Short-Term Treasury Bond Index Fund	$ 45,019
Spartan Intermediate Treasury Bond Index Fund	46,601
Spartan Long-Term Treasury Bond Index Fund	19,399

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .10% each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses of each Fidelity Advantage Class and Investor Class so that the total expenses do not exceed .10% and .20% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives asset-based fees of .10% and .06% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Fidelity Advantage Class pays no transfer agent fees. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 236
Spartan Intermediate Treasury Bond Index Fund	189
Spartan Long-Term Treasury Bond Index Fund	18

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Spartan Short-Term Treasury Bond Index Fund	$ 401
Spartan Intermediate Treasury Bond Index Fund	$ 55,774

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction

Spartan Short-Term Treasury Bond Index Fund	$ 272
Spartan Intermediate Treasury Bond Index Fund	193
Spartan Long-Term Treasury Bond Index Fund	223

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,
	2007	2006 A
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 694,066	$ 19,910
Fidelity Advantage Class	4,439,000	25,109
Total	$ 5,133,066	$ 45,019
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 6,854,900	$ 20,443
Fidelity Advantage Class	666,705	26,158
Total	$ 7,521,605	$ 46,601
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 243,544	$ 10,238
Fidelity Advantage Class	227,098	9,161
Total	$ 470,642	$ 19,399

A For the period December 20, 2005 (commencement of operations) to February 28, 2006.

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2007	2006 A	2007	2006 A
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	3,406,879	816,469	$ 33,912,713	$ 8,153,844
Reinvestment of distributions	60,928	1,819	607,959	18,134
Shares redeemed	(1,545,148)	(79,333)	(15,407,784)	(790,153)
Net increase (decrease)	1,922,659	738,955	$ 19,112,888	$ 7,381,825
Fidelity Advantage Class
Shares sold	14,974,260	1,063,132	$ 148,835,286	$ 10,609,041
Reinvestment of distributions	392,908	2,278	3,921,443	22,705
Shares redeemed	(1,210,912)	(47,546)	(12,078,363)	(473,109)
Net increase (decrease)	14,156,256	1,017,864	$ 140,678,366	$ 10,158,637
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	65,028,328	535,054	$ 646,491,342	$ 5,341,308
Reinvestment of distributions	690,955	2,030	6,838,662	20,158
Shares redeemed	(5,063,614)	(506)	(50,301,805)	(5,000)
Net increase (decrease)	60,655,669	536,578	$ 603,028,199	$ 5,356,466
Fidelity Advantage Class
Shares sold	2,145,684	690,920	$ 21,043,083	$ 6,894,232
Reinvestment of distributions	55,711	2,485	548,953	24,671
Shares redeemed	(516,605)	(50,438)	(5,110,229)	(499,842)
Net increase (decrease)	1,684,790	642,967	$ 16,481,807	$ 6,419,061
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	1,361,140	178,708	$ 13,230,145	$ 1,785,549
Reinvestment of distributions	24,109	1,023	235,169	10,238
Shares redeemed	(596,053)	(6,283)	(5,817,623)	(62,725)
Net increase (decrease)	789,196	173,448	$ 7,647,691	$ 1,733,062
Fidelity Advantage Class
Shares sold	1,030,396	132,284	$ 9,999,248	$ 1,322,440
Reinvestment of distributions	20,478	915	199,556	9,161
Shares redeemed	(304,644)	-	(2,958,810)	-
Net increase (decrease)	746,230	133,199	$ 7,239,994	$ 1,331,601

A For the period December 20, 2005 (commencement of operations) to February 28, 2006.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund (the Funds), each a fund of Fidelity Concord Street Trust at February 28, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 16, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-
2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-
present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

William Irving (42)

Year of Election or Appointment: 2005

Vice President of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Dr. Irving also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Dr. Irving worked as a quantitative analyst and portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 2005

Secretary of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2005

Chief Compliance Officer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Capital Gains
Spartan Short-Term Treasury Bond Index Fund	04/16/07	04/13/07	$0.01
Spartan Intermediate Treasury Bond Index Fund	04/16/07	04/13/07	$0.01
Spartan Long-Term Treasury Bond Index Fund	04/16/07	04/13/07	$0.02

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Short-Term Treasury Bond Index Fund	100%
Spartan Intermediate Treasury Bond Index Fund	100%
Spartan Long-Term Treasury Bond Index Fund	100%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2007 to February 28, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Spartan Short-Term Treasury Bond Index Fund	$ 1,247,628
Spartan Intermediate Treasury Bond Index Fund	$ 5,060,176
Spartan Long-Term Treasury Bond Index Fund	$ 123,248

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LBX-UANN-0407
1.821047.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 28, 2007, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Spartan Extended Market Index Fund, Spartan Intermediate Treasury Bond Index Fund, Spartan International Index Fund, Spartan Long-Term Treasury Bond Index Fund, Spartan Short-Term Treasury Bond Index Fund, Spartan Total Market Fund and Spartan U.S. Equity Index Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A,B
Spartan Extended Market Index Fund	$69,000	$59,000
Spartan Intermediate Treasury Bond Index Fund	$60,000	$44,000
Spartan International Index Fund	$67,000	$57,000
Spartan Long-Term Treasury Bond Index Fund	$60,000	$44,000
Spartan Short-Term Treasury Bond Index Fund	$61,000	$44,000
Spartan Total Market Index Fund	$75,000	$64,000
Spartan U.S. Equity Index Fund	$144,000	$141,000
All funds in the Fidelity Group of Funds audited by PwC	$14,100,000	$12,500,000
A	Aggregate amounts may reflect rounding.
B	Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund commenced operations on December 20, 2005.

(b) Audit-Related Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B
Spartan Extended Market Index Fund	$0	$0
Spartan Intermediate Treasury Bond Index Fund	$0	$0
Spartan International Index Fund	$0	$0
Spartan Long-Term Treasury Bond Index Fund	$0	$0
Spartan Short-Term Treasury Bond Index Fund	$0	$0
Spartan Total Market Index Fund	$0	$0
Spartan U.S. Equity Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund commenced operations on December 20, 2005.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A,B
Spartan Extended Market Index Fund	$2,900	$2,700
Spartan Intermediate Treasury Bond Index Fund	$2,900	$2,500
Spartan International Index Fund	$2,900	$2,700
Spartan Long-Term Treasury Bond Index Fund	$2,900	$2,500
Spartan Short-Term Treasury Bond Index Fund	$2,900	$2,500
Spartan Total Market Index Fund	$2,900	$2,700
Spartan U.S. Equity Index Fund	$3,800	$3,600
A	Aggregate amounts may reflect rounding.
B	Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund commenced operations on December 20, 2005.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A,B
Spartan Extended Market Index Fund	$1,900	$1,900
Spartan Intermediate Treasury Bond Index Fund	$900	$300
Spartan International Index Fund	$2,100	$1,800
Spartan Long-Term Treasury Bond Index Fund	$800	$300
Spartan Short-Term Treasury Bond Index Fund	$800	$300
Spartan Total Market Index Fund	$2,900	$2,800
Spartan U.S. Equity Index Fund	$12,100	$14,100
A	Aggregate amounts may reflect rounding.
B	Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund commenced operations on December 20, 2005.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$125,000	$155,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate fees billed by PwC of $1,300,000A and $1,215,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$170,000	$215,000
Non-Covered Services	$1,130,000	$1,000,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007